UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1. Reports to Stockholders.

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments

MassMutual Select Strategic Bond Fund	72

MassMutual Select Strategic Balanced Fund	77

MassMutual Select Diversified Value Fund	84

MassMutual Select Fundamental Value Fund	87

MassMutual Select Value Equity Fund	90

MassMutual Select Large Cap Value Fund	94

MassMutual Select Indexed Equity Fund	97

MassMutual Select Blue Chip Growth Fund	103

MassMutual Select Large Cap Growth Fund	106

MassMutual Select Growth Equity Fund	108

MassMutual Select Aggressive Growth Fund	112

MassMutual Select OTC 100 Fund	114

MassMutual Select Focused Value Fund	117

MassMutual Select Small Company Value Fund	120

MassMutual Select Mid Cap Growth Equity Fund	125

MassMutual Select Mid Cap Growth Equity II Fund	128

MassMutual Select Small Cap Growth Equity Fund	134

MassMutual Select Small Company Growth Fund	138

MassMutual Select Emerging Growth Fund	142

MassMutual Select Overseas Fund	146

MassMutual Select Destination Retirement Income Fund	150

MassMutual Select Destination Retirement 2010 Fund	151

MassMutual Select Destination Retirement 2020 Fund	152

MassMutual Select Destination Retirement 2030 Fund	153

MassMutual Select Destination Retirement 2040 Fund	154

Statement of Assets and Liabilities	156

Statement of Operations	168

Statement of Changes in Net Assets	174

Financial Highlights	186

Notes to Financial Statements	259

Other Information (Unaudited)	299

This material must be preceded or accompanied by a current prospectus for the MassMutual Select Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[This page is intentionally left blank.]

MassMutual Select Funds – Letter to Shareholders

Frederick C. Castellani

"MassMutual believes there are a number of favorable factors at work in the current economic environment. Despite the general underperformance of the markets so far in 2005, we continue to believe it's important for investors to stay diversified across a variety of asset classes, to keep a long-term focus and to maintain a financial plan that's in line with their retirement goals, needs and risk tolerance levels."

A Six-Month Snapshot of the Markets

The first half of 2005 was not without its challenges – for both the equity and fixed income markets. The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits.

On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth.

In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to a general flight to quality. The yield curve, a graphical representation of the yields of comparable securities with different maturities, flattened further, partly in response to two more hikes in short-term interest rates by the Fed.

In this challenging investment environment, blue chips, as represented by the Dow Jones Industrial AverageSM (DJIASM)*, returned –4.71% for the six months ended June 30, 2005. The S&P 500® Index fared better, with a –0.81% return. The technology-focused Nasdaq Composite® Index and the small-cap Russell 2000® Index were also in negative territory for the period, returning –5.45% and –1.25%, respectively. Despite a strengthening of the U.S. dollar, foreign stocks outperformed most of their U.S. counterparts, as measured by the –1.17% return of the MSCI® EAFE® Index. For the same six-month period, only the fixed income market ended on positive ground, as underscored by the Lehman Brothers® Aggregate Bond Index's return of 2.51%.

The Impact of Higher Oil Prices

Late in June, crude oil prices hit a high of approximately $60 per barrel. With the price of crude oil continuing to increase, it's worth taking a closer look at some of the factors driving this market and the potential implications.

Crude oil is refined into a number of products consumers depend on for transportation, heating and other purposes. In the past few years, the commodity's price has risen sharply, as demand from Asia – particularly China – has accelerated markedly. Even the refinement process has played a role in the current situation, since underinvestment in refineries in recent years has resulted in refining capacity

*  Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – Letter to Shareholders (Continued)

that is now barely adequate to meet existing needs. Finally, persistent speculator buying has been exacerbating the situation. Because crude oil futures have rewarded investors over the past few years, traders keep buying when prices dip and driving them back up.

High oil prices can act like a tax on consumers, limiting their purchases in other areas. Furthermore, because crude oil products drive so many businesses across the spectrum of industries, persistently high oil prices could act as a brake on economic growth at the same time that rising interest rates are having a similar effect.

Despite these challenges, the crude oil situation offers some reasons for optimism. Indeed, while prices are high, they do not approach their all-time highs in inflation-adjusted terms, so the overall negative impact is not as great as it might appear. Additionally, global economies appear to be taking the recent price increases in stride, perhaps because higher prices have been driven by gradually increasing demand rather than an abrupt event, such as an oil embargo. Finally, China's oil imports declined slightly in the first five months of 2005, as that nation's torrid growth rate cooled somewhat.

Outlook

Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices. MassMutual believes there are a number of favorable factors at work in the current economic environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

Given the difficulty of predicting market movements, we believe it's important for investors to stay diversified across a variety of asset classes, to keep a long-term focus and to maintain a financial plan that's in line with their retirement goals, needs and risk tolerance levels.

Sincerely,

Frederick C. Castellani
President

The opinions expressed herein are those of MassMutual as of July 1, 2005 and are subject to change without notice. This information is not to be construed as tax, legal or investment advice.

MassMutual Select Strategic Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Strategic Bond Fund?
   This Fund seeks a superior total rate of return by investing in fixed income instruments.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 2.20%, underperforming the 2.51% return of the Lehman Brothers Aggregate Bond Index, an index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?
   During the six-month period ending June 30, 2005, short-term rates rose, led by four 25 basis-point hikes in the federal funds rate. Most bond yields fell, however. While it is true that long-term rates rarely fall when the Federal Reserve (Fed) is raising short-term rates, it is noteworthy for bond yields to decline at a time when most measures of inflation are rising. The Consumer Price Index has risen from a low of 1% in 2002 to 2.8% as of June 30, and the Producer Price Index has risen from –3% to 3.5% over the same period. Core rates of inflation are up by less, but energy prices have been in a sustained rise for the past three years, so neglecting energy may not be appropriate at this time.

The dollar rose against most currencies in the year-to-date period, as the market regained confidence in the Fed's ability to keep inflation contained, while the faltering European and Japanese economies weakened demand for their currencies. Commodity prices generally softened, but crude oil surged from $43 to as high as $60 per barrel. Investors largely turned to favor higher-quality bonds on news that GM and Ford debt was downgraded to junk status, and the ripple effects were felt throughout the investment-grade, high-yield and emerging markets sectors, as credit spreads widened as lower-quality bonds declined in price. Credit spreads are the difference in yields between nearly identical bonds with comparable maturities with different quality ratings.

What factors contributed to the Fund's performance?
   During the first quarter, the Fund's investment strategies produced mixed results. Overweight exposure to Treasury-Inflation Protected Securities (TIPS) contributed to returns as they outperformed their nominal counterparts. Moderate non-dollar exposure added significantly to returns, as international bonds performed well. Moderately overweight exposure to BAA, high-yield and emerging market debt detracted significantly from returns, as their prices declined and yields rose. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.

In the second quarter, a modest overweight exposure to lower-quality corporate bonds detracted somewhat from performance as their prices declined. Prices on emerging market and high-yield bonds also benefited, as the differences in their yields were relatively unchanged for the period. Our underweight duration exposure was a negative, since most yields fell, and our positioning with regard to different maturities alone had little impact on performance, as gains from a decline in the yields of longer-term bonds were largely offset by losses from rising short-term rates. Duration is a measure of a bond fund's sensitivity to interest rates, with each year of duration generally indicating greater vulnerability to interest rate movements. For example, if a bond fund has a duration of five years and interest rates fall by 1%, the fund will generally gain 5% in value. Conversely, a 1% increase will generally create a decline of 5%.

A moderate exposure to intermediate-maturity TIPS detracted from performance, as TIPS underperformed their Treasury counterparts, although they received a 2% inflation adjustment during the quarter. Non-dollar bond exposure benefited, as our focus on Eurobonds outperformed their Treasury counterparts. The Fund's underweight exposure to the mortgage-backed sector had a modest negative impact on performance as these bonds performed better than expected.

MassMutual Select Strategic Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?  With market assumptions on the optimistic side and little margin for error, and with economic fundamentals likely to remain relatively healthy, this is not a time to take outsized risks – nor is it a time to be unduly defensive. We continue to believe that a neutral to underweight duration stance is appropriate, coupled with tactical shifts within this duration range as market conditions change.

MassMutual Select Strategic Bond Fund

Quality Structure

(% of Net Assets) on 6/30/05

U.S. Governments, Aaa/AAA	79.0%
Aa/AA	1.6%
A	2.9%
Baa/BBB	9.2%
Ba/BB	7.4%
B	1.5%
Forward Currency Contracts	0.4%
Purchased Options	0.1%
Futures	(0.0%)
Written Options	(0.3%)
Short-Term Investments and Other Assets and Liabilities	(1.7%)
Total	100.0%

MassMutual Select Strategic Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Strategic Bond Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Lehman Brothers Aggregate Bond Index.

MassMutual Select Strategic Bond Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	Since Inception 12/31/04 - 6/30/05
Class S	2.20%	2.20%
Class A	2.00%	2.00%
Class A (sales load deducted)*	–2.85%	–2.85%
Class Y	2.20%	2.20%
Class L	2.20%	2.20%
Lehman Aggregate Bond Index	2.51%	2.71%

Hypothetical Investments in MassMutual Select Strategic Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index.

MassMutual Select Strategic Bond Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	Since Inception 12/31/04 - 6/30/05
Class N	1.90%	1.90%
Class N (CDSC fees deducted)*	0.90%	0.90%
Lehman Aggregate Bond Index	2.51%	2.71%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Strategic Balanced Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Strategic Balanced Fund?
   This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –0.19%, trailing the 0.49% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios.

What was the investment background during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance – and how have you positioned the Fund as a result?
   During the six-month period ending June 30, 2005, sectors such as energy and information technology were substantial contributors to relative performance, whereas the consumer discretionary, financials and utilities sectors were the most significant detractors from performance.

In consumer discretionary, the Fund held an overweight position relative to its benchmark in media companies, which we believe are selling at very attractive valuation levels. The performance of media stocks, such as Time Warner, News Corp. and Disney, was a principal reason for the underperformance of the Fund's consumer discretionary holdings.

The Fund was underweight in financials, because we believed the lack of higher bond coupon rates in longer-term bonds will adversely impact the earnings power of many companies in this sector. Two segments, REITs and smaller banks, make up approximately 11% of the Fund's benchmark, and we have virtually no representation. REITs now sell at a 15% premium to underlying asset values and a number of smaller banks due to high prices in these areas command prices of three to five times book value – a level not seen in the last 25 years.

During the first six months of this year, interest rates remained low and the 10-year U.S. Treasury yield actually declined from the first of the year. In this environment, many stocks in the financials sector extended their gains from what we felt were lofty levels. We continue to believe our underweight position is justified by what we believe are stretched valuations.

Finally, utilities are usually considered interest sensitive and often carry high valuations. Consequently, the Fund is underweight here as well.

MassMutual Select Strategic Balanced Fund – Portfolio Manager Report (Continued)

What is your outlook?
   The stock market has been facing the twin headwinds of rising energy prices and rising short-term interest rates, both of which can hinder company earnings. Historically, when these conditions have been present simultaneously, the stock market has been choppy or in a correction mode. To a large extent, prospects for stocks will be dependent on how these trends play out in the coming months.

We believe oil prices may correct meaningfully from here, based on higher inventories and the fact that high oil prices usually produce a conservation effect. Most likely, the critical variable for stocks will be the direction that interest rates take. Since early 2004, the Fed has raised interest rates nine times, bringing the federal funds rate from 1% to 3.25%. We believe we are in the final stages of these increases.

MassMutual Select Strategic

Balanced Fund

Asset Allocation

(% of Net Assets) on 06/30/05

Equities	55.9%
Bonds & Notes	42.1%
Purchased Options	0.1%
Forward Currency Contracts	0.2%
Futures	(0.1%)
Swaps	(0.1%)
Written Options	(0.2%)
Short-Term Investments and Other Assets and Liabilities	2.1%
100.0%

MassMutual Select Strategic

Balanced Fund

Largest Stock Holdings (06/30/05)

Murphy Oil Corp.

The PMI Group, Inc.

Johnson & Johnson

Microsoft Corp.

Raytheon Co.

Chubb Corp.

Time Warner, Inc.

Abbott Laboratories

American Express Co.

JP Morgan Chase & Co.

MassMutual Select Strategic Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Strategic Balanced Fund Class S, Class A, Class A (sales load deducted), Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index.

MassMutual Select Strategic Balanced Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class S	–0.19%	3.69%	3.67%
Class A	–0.48%	3.19%	3.20%
Class A (sales load deducted)*	–6.20%	–2.75%	–0.79%
Class Y	–0.29%	3.57%	3.59%
Lipper Balanced	0.49%	7.11%	6.26%
Lehman Aggregate	2.51%	6.80%	4.65%
Russell 3000	–0.01%	8.05%	7.84%

Hypothetical Investments in MassMutual Select Strategic Balanced Fund Class L, Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index.

MassMutual Select Strategic Balanced Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class L	–0.38%	3.46%	3.45%
Class N	–0.57%	2.88%	2.92%
Class N (CDSC fees deducted)*	–1.57%	1.88%	2.92%
Lipper Balanced	0.49%	7.11%	6.26%
Lehman Aggregate	2.51%	6.80%	4.65%
Russell 3000	–0.01%	8.05%	7.84%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Diversified Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Diversified Value Fund?
   This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 1.01%, underperforming the 1.76% return of the Russell 1000® Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization.

What was the investment background during the period?
   Domestic equity markets were weak in the first quarter, as a renewed spike in oil prices fueled ongoing concerns about inflation and interest rates. Energy shares led the market, gaining nearly 20%, while technology and financial stocks lagged. Energy shares now comprise a larger portion of the value domain than they do the broad market or its growth subset and technology shares make up a smaller portion of the value domain than they do the broad market or its growth subset. In this environment, value stocks outperformed both their growth counterparts and the broad market, as measured by the S&P 500 Index.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance?
   In the three months ended March 31, 2005, the largest detractor from performance was the technology sector. Technology shares trailed the market during the period, and the Fund's overweight position in the sector relative to its benchmark merely amplified the problem. In addition, several of our holdings declined and diminished returns, including Solectron, Ingram Micro and Sanmina. On the positive side, several of our investments in the capital equipment and consumer growth sectors contributed to relative returns in the first quarter.

Performance in the second quarter was hampered by stock selection in the industrial resources and financial sectors. In the financial sector, Wachovia's stock fell after Bank of America won the bid for MBNA and investors speculated Wachovia would rush into a deal and possibly overpay. On the plus side, positive stock selections in the technology sector included Tellabs, Corning and ADC Telecommunications. Tellabs rose in June after posting strong first quarter financial performance driven by robust revenue growth across all its product lines. Corning continued to benefit from strong demand for LCD monitors and televisions, and strong pricing for LCD glass. ADC Telecommunications rose after management announced strong second quarter numbers. Our underweight in IBM also added to returns, as IBM's first quarter earnings and full-year guidance declined as a result of greater-than-anticipated pension return shortfall costs.

What is your outlook?
   The value opportunity remains low. With the market currently offering little incremental compensation for taking risk, our active deviations from benchmark sector weights are conservative and our exposure to other risk factors is quite muted as well. We continue to believe that the best approach in the current environment is to keep our tracking error low and to use our fundamental research to uncover the opportunities available on a stock-specific basis. Moreover, when the value opportunity warrants it, we likely will begin to take more active positions in the portfolio.

MassMutual Select Diversified Value Fund – Portfolio Manager Report (Continued)

MassMutual Select Diversified Value Fund

Industry Table

(% of Net Assets) on 6/30/05

Banking, Savings & Loans	21.3%
Energy	14.3%
Insurance	7.4%
Financial Services	5.2%
Pharmaceuticals	5.1%
Electrical Equipment & Electronics	4.7%
Electric Utilities	4.6%
Telephone Utilities	3.2%
Automotive & Parts	3.1%
Tobacco	2.7%
Broadcasting, Publishing & Printing	2.5%
Computers & Office Equipment	2.3%
Industrial – Diversified	2.2%
Transportation	2.2%
Retail	1.9%
Communications	1.8%
Household Products	1.8%
Foods	1.8%

Aerospace & Defense	1.5%
Chemicals	1.2%
Metals & Mining	1.2%
Restaurants	1.1%
Forest Products & Paper	1.0%
Building Materials & Construction	0.9%
Apparel, Textiles & Shoes	0.9%
Computers & Information	0.9%
Prepackaged Software	0.6%
Advertising	0.5%
Healthcare	0.4%
Computer Related Services	0.3%
Containers	0.3%
Home Construction, Furnishings & Appliances	0.2%
Entertainment & Leisure	0.1%
Short-Term Investments and Other Assets and Liabilities	0.8%
100.0%

MassMutual Select Diversified Value Fund

Largest Holdings

Largest Stock Holdings (6/30/05)

General Electric Co.

Exxon Mobil Corp.

Citigroup, Inc.

Bank of America Corp.

JP Morgan Chase & Co.

Altria Group, Inc.

ChevronTexaco Corp.

Time Warner, Inc.

Wachovia Corp.

Hewlett-Packard Co.

MassMutual Select Diversified Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Diversified Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 1000 Value Index.

MassMutual Select Diversified Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	Since Inception 10/15/04 - 6/30/05
Class S	1.01%	11.14%
Class A	0.91%	10.83%
Class A (sales load deducted)*	–4.89%	4.46%
Class Y	1.10%	11.12%
Class L	0.91%	11.00%
Russell 1000 Value Index	1.76%	12.84%

Hypothetical Investments in MassMutual Select Diversified Value Fund Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Select Diversified Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	Since Inception 10/15/04 - 6/30/05
Class N	0.64%	10.55%
Class N (CDSC fees deducted)*	–0.36%	9.55%
Russell 1000 Value Index	1.76%	12.84%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Fundamental Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Fundamental Value Fund?
   The Fund seeks long-term total return by, under normal conditions, investing at least 80% of its assets in equity securities, with a focus on companies with large capitalizations.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 0.74%, exceeding the –0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment backdrop during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance – and how have you responded?
   In the first quarter, underweight positions in financials and telecommunication services and positive stock selection in utilities were unable to offset weaker results from the Fund's energy, consumer discretionary and health care holdings. We made investment choices in four of ten broad industry sectors that helped performance in the first quarter. Throughout the period, we reduced our holdings in companies that hadn't made progress in their business plans in our view.

In the second quarter, a negative bias toward financials and an overweight position relative to the Fund's benchmark in the negatively performing materials sector offset the gains realized through positive stock selection in the consumer staples, information technology and energy sectors – and an overweight allocation to the strong health care and utilities sectors. Stock selection in five of ten broad industry sectors was beneficial to the portfolio's benchmark-relative performance in the second quarter. Purchases during the period primarily reflected special situations, while sales consisted of companies that had achieved our price targets or whose fundamentals had deteriorated.

What is your outlook?
   We expect economic growth to decelerate during the remainder of 2005, as positive forces such as favorable monetary policy, federal tax stimulus and real estate appreciation become less stimulative. Although the growth rate likely will moderate, there seems to be no end to the build in global imbalances. We generally expect Gross Domestic Product (GDP) growth over the next 12 months, both in the U.S. and abroad.

MassMutual Select Fundamental Value Fund – Portfolio Manager Report (Continued)

MassMutual Select Fundamental Value Fund

Industry Table

(% of Net Assets) on 6/30/05

Banking, Savings & Loans	17.2%
Energy	10.7%
Electric Utilities	9.5%
Insurance	7.5%
Pharmaceuticals	4.7%
Metals & Mining	4.7%
Chemicals	3.8%
Machinery & Components	3.7%
Broadcasting, Publishing & Printing	3.7%
Electrical Equipment & Electronics	3.1%
Financial Services	2.8%
Retail	2.8%
Telephone Utilities	2.8%
Medical Supplies	2.2%
Communications	2.0%

Transportation	1.8%
Restaurants	1.8%
Industrial – Diversified	1.7%
Air Transportation	1.7%
Aerospace & Defense	1.7%
Manufacturing	1.6%
Beverages	1.3%
Apparel, Textiles & Shoes	1.2%
Cosmetics & Personal Care	1.1%
Foods	1.0%
Computer Integrated Systems Design	0.6%
Commercial Services	0.4%
Real Estate	0.2%
Short-Term Investments and Other Assets and Liabilities	2.7%
100.0%

MassMutual Select Fundamental

Value Fund

Largest Stock Holdings (6/30/05)

Alcoa, Inc.

Bank of America Corp.

Caterpillar, Inc.

Citigroup, Inc.

ConocoPhillips

Exelon Corp.

Exxon Mobil Corp.

GlobalSantaFe Corp.

JP Morgan Chase & Co.

WellPoint, Inc.

MassMutual Select Fundamental Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Fundamental Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MassMutual Select Fundamental Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/01 - 6/30/05
Class S	0.74%	7.93%	3.57%
Class A	0.47%	7.38%	3.12%
Class A (sales load deducted)*	–5.31%	1.21%	1.39%
Class Y	0.74%	7.91%	3.51%
Class L	0.56%	7.69%	3.37%
S&P 500 Index	–0.81%	6.32%	2.49%

Hypothetical Investments in MassMutual Select Fundamental Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Select Fundamental Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	0.28%	7.04%	14.80%
Class N (CDSC fees deducted)*	–0.72%	6.04%	14.80%
S&P 500 Index	–0.81%	6.32%	14.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Value Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Value Equity Fund?
   The Fund seeks long-term growth of capital by investing in securities of companies that the Fund's sub-adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 0.95%, trailing the 1.76% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with a greater than average value orientation among stocks of the largest 1,000 U.S. companies based on capitalization.

What was the investment background during the period?
   Stocks returns were mixed during the first quarter of 2005. The broader market, as measured by the S&P 500 Index, declined due to concerns about the continued increase in energy prices, rising interest rates and inflation. However, strong corporate earnings and a flurry of mergers and acquisitions lifted parts of the market. The top-performing sectors were those that tend to be more defensive or those that typically benefit from rising oil prices, such as energy stocks and utilities. Sectors that can be more sensitive to rising interest rates – such as financial, technology and consumer discretionary stocks – declined. The defensive preference of investors also was apparent in the outperformance of the large-cap Russell 1000 Index over the small-cap Russell 2000 and of the Russell 1000 Value over the Russell 1000 Growth.

U.S. stocks posted modest gains during the second quarter of 2005. The U.S. economy appeared healthy during the quarter, but higher oil prices and concerns about decelerating global economic growth kept stock market returns in check. As expected, the Federal Reserve Board (Fed) continued to raise short-term interest rates, and these actions appeared to ease inflationary pressures. However, defying expectations, longer-term interest rates declined, moving corporate and home buyer borrowing costs below their already low levels. The top-performing sectors during the period were those that tend to benefit from lower interest rates, including utilities and financials, while sectors that are more sensitive to global economic growth declined, including materials and industrials. During the quarter, investors seemed to abandon some of the defensive posturing they undertook in the first quarter, as the small-cap Russell 2000 Index outperformed the large-cap Russell 1000, and the Russell 1000 Growth topped the Russell 1000 Value Index.

What factors contributed to the Fund's performance?
   In the first quarter, the Fund was hurt by poor security selection, particularly within the health care sector, where the Fund's holdings in the pharmaceuticals and health care equipment industries lagged the rest of the market. Also detracting from performance was top-ten holding American International Group. The insurance industry leader declined during the period due to allegations that the company improperly accounted for a number of offshore accounts for which it might have to restate earnings. Contributing to performance were underweighted positions in the financials and consumer discretionary sectors. Financial stocks underperformed, due to concerns about recent increases in interest rates as well as concerns that the Fed might continue to raise the short-term federal funds rate.

Turning to the second quarter, the Fund was hurt by poor market selection, particularly an underweighting of the strong-performing utilities and financials sectors, both of which received a boost from lower long-term interest rates. Also hampering performance was an overweighting of the poor-performing materials sector, particularly some of the Fund's chemicals and paper packaging holdings. As a group, materials stocks were hampered by lowered expectations for global economic growth. Conversely, fueling performance during the quarter was strong security selection within the energy and telecommunications sectors. Within energy, the Fund benefited from overweighting energy equipment and services stocks and underweighting the weaker-performing, large integrated oil companies. In the telecommunications sector, the Fund received a boost from its wireless holdings, which benefited from industry consolidation and strong fundamentals.

MassMutual Select Value Equity Fund – Portfolio Manager Report (Continued)

What is your outlook?
   Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices, both of which can negatively impact company earnings. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

MassMutual Select Value Equity Fund

Industry Table

(% of Net Assets) on 6/30/05

Energy	14.1%
Banking, Savings & Loans	10.3%
Insurance	7.2%
Electrical Equipment & Electronics	7.0%
Medical Supplies	5.1%
Aerospace & Defense	4.7%
Pharmaceuticals	4.7%
Chemicals	4.4%
Financial Services	4.0%
Communications	3.9%
Commercial Services	2.6%
Industrial – Diversified	2.5%
Broadcasting, Publishing & Printing	2.2%
Prepackaged Software	2.1%
Retail	1.7%
Electric Utilities	1.7%
Telephone Utilities	1.5%
Tobacco	1.4%
Computers & Information	1.3%
Information Retrieval Services	1.2%
Home Construction, Furnishings & Appliances	1.2%
Foods	1.1%
Machinery & Components	1.1%
Cosmetics & Personal Care	1.1%
Beverages	1.0%
Photography Equipment/ Supplies	1.0%

Containers	1.0%
Transportation	1.0%
Computers & Office Equipment	0.9%
Metals & Mining	0.8%
Advertising	0.8%
Entertainment & Leisure	0.7%
Healthcare	0.6%
Air Transportation	0.6%
Automotive & Parts	0.4%
Building Materials & Construction	0.4%
Computer & Data Processing Services	0.3%
Data Processing & Preparation	0.3%
Internet Software	0.3%
Forest Products & Paper	0.2%
Household Products	0.2%
Restaurants	0.2%
Communications Equipment	0.2%
Apparel, Textiles & Shoes	0.2%
Computer Programming Services	0.2%
Internet Content	0.1%
Heavy Construction	0.1%
Computer Integrated Systems Design	0.0%
Short-Term Investments and Other Assets and Liabilities	0.4%
100.0%

MassMutual Select Value Equity Fund

Largest Stock Holdings (6/30/05)

General Electric Co.

American International Group, Inc.

Exxon Mobil Corp.

Honeywell International, Inc.

Bank of America Corp.

Baxter International, Inc.

SBC Communications, Inc.

Tyco International Limited

Altria Group, Inc.

JP Morgan Chase & Co.

MassMutual Select Value Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Value Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 1000 Value Index.

MassMutual Select Value Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 5/1/01 - 6/30/05
Class S	0.95%	10.92%	3.00%
Class A	0.76%	10.53%	2.56%
Class A (sales load deducted)*	–5.03%	4.18%	1.11%
Class Y	0.85%	10.85%	2.95%
Class L	0.86%	10.77%	2.82%
Russell 1000 Value Index	1.76%	14.06%	5.40%

Hypothetical Investments in MassMutual Select Value Equity Fund, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Select Value Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	0.57%	10.15%	15.21%
Class N (CDSC fees deducted)*	–0.43%	9.15%	15.21%
Russell 1000 Value Index	1.76%	14.06%	19.00%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Large Cap Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Large Cap Value Fund?
   This Fund seeks both capital growth and income by selecting high quality, large capitalization companies primarily in the S&P 500 Index.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 1.34%, outpacing the –0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment backdrop during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment that favored higher-quality bonds.

What factors contributed to the Fund's performance – and how did you respond?
   During the first quarter, energy and select holdings in health care and consumer products contributed positively to the Fund's results, offset by weaker results in financials. Top-performing positions included ConcocoPhillips, EOG Resources, HCA Inc., Devon Energy and Occidental Petroleum. Detractors from performance during the period included Centerpoint Properties Trust, Costco Wholesale, JPMorgan Chase, American Express and American International Group. We did not make any notable changes to the portfolio during the first quarter.

Turning to the second quarter, contributors to performance were largely stock specific. Notable standouts included EOG Resources, American International Group, H&R Block, American Express and Progressive Corp. The list of detractors included Berkshire Hathaway, Transatlantic Holdings, Lexmark International, Comcast and Tyco. Toward the end of June, the Fund initiated a position in Harley-Davidson, the well-known U.S.-based motorcycle manufacturer.

What is your outlook?
   We believe that the major averages are likely to remain in a trading range and will not necessarily experience large sustained gains or declines for the foreseeable future. If this unfolds, prudent stock selection will be the key to generating favorable results.

MassMutual Select Large Cap Value Fund – Portfolio Manager Report (Continued)

MassMutual Select Large Cap Value Fund

Industry Table

(% of Net Assets) on 6/30/05

Banking, Savings & Loans	18.3%
Insurance	13.6%
Financial Services	12.3%
Energy	10.4%
Commercial Services	5.5%
Broadcasting, Publishing & Printing	5.2%
Tobacco	5.0%
Retail	4.6%
Industrial – Diversified	4.3%
Containers	2.5%
Pharmaceuticals	2.3%
Beverages	2.0%
Healthcare	1.7%
Building Materials & Construction	1.6%

Computers & Information	1.2%
Transportation	1.0%
Foods	1.0%
Prepackaged Software	0.9%
Automotive & Parts	0.7%
Communications	0.7%
Diversified Financial	0.6%
Computers & Office Equipment	0.6%
Advertising	0.3%
Cosmetics & Personal Care	0.2%
Household Products	0.2%
Short-Term Investments and Other Assets and Liabilities	3.3%
100.0%

MassMutual Select Large Cap

Value Fund

Largest Stock Holdings (6/30/05)

Altria Group, Inc.

American Express Co.

American International Group, Inc.

Berkshire Hathaway, Inc. Cl. A

Comcast Corp. Special, Class A

Costco Wholesale Corp.

Golden West Financial Corp.

JP Morgan Chase & Co.

Progressive Corp.

Tyco International Limited

MassMutual Select Large Cap Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Large Cap Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MassMutual Select Large Cap Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/1/00 - 6/30/05
Class S	1.34%	8.64%	2.28%	1.79%
Class A	1.06%	7.99%	1.78%	1.29%
Class A (sales load deducted)*	–4.75%	1.78%	0.58%	0.13%
Class Y	1.15%	8.38%	2.17%	1.68%
Class L	1.05%	8.27%	2.02%	1.51%
S&P 500 Index	–0.81%	6.32%	–2.37%	–2.23%

Hypothetical Investments in MassMutual Select Large Cap Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Select Large Cap Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	0.87%	7.68%	16.15%
Class N (CDSC fees deducted)*	–0.13%	6.68%	16.15%
S&P 500 Index	–0.81%	6.32%	14.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Indexed Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Indexed Equity Fund?
   The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of larger-capitalized companies. The Fund pursues this objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500 Index.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –0.97%, lagging the –0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment backdrop during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance?
   In the first quarter, growth stocks outpaced value issues, and small and mid cap securities ended the period in negative territory. On a sector basis, the energy and utilities sectors posted the best performance, up 17.58% and 5.42%, respectively. However, the strong performance of these sectors was not enough to bring the S&P 500 Index into positive territory, since energy stocks account for only 8.03% of the S&P 500 Index, and utilities, just 3.06%. The two largest sectors in the S&P 500 ended the quarter with sharp losses. The financial sector, representing 20.42% of the S&P 500 Index, lost 6.38% and information technology, at 15.44% of the S&P 500 Index, dropped 7.33%. The worst-performing sector for the period was telecommunications services, down 7.78%. Against the backdrop of high oil prices and two interest hikes by the Fed, the vast majority of U.S. equity indexes posted negative returns during the period.

In the second quarter, value stocks outpaced their growth counterparts, and small and mid cap securities posted positive returns. From a sector perspective, utilities and financials sectors posted the best performance, up 9.31% and 4.33%, respectively. The health care sector, which comprises 13.49% of the S&P 500 Index, was also positive for the period, posting a return of 4.13%. The increase in the energy sector continued through the second quarter, as that sector, which represents 8.56% of the S&P 500 Index, advanced 1.99%. The worst-performing sector for the second quarter was materials, which fell 9.47%.

What is your outlook?
   Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices, both of which can negatively impact company earnings. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

MassMutual Select Indexed Equity Fund – Portfolio Manager Report (Continued)

MassMutual Select Indexed Equity Fund

Industry Table

(% of Net Assets) on 6/30/05

Banking, Savings & Loans	11.3%
Pharmaceuticals	8.8%
Energy	8.7%
Electrical Equipment & Electronics	6.8%
Retail	5.5%
Insurance	5.2%
Computers & Information	4.0%
Financial Services	3.8%
Prepackaged Software	3.8%
Electric Utilities	3.1%
Broadcasting, Publishing & Printing	2.5%
Cosmetics & Personal Care	2.4%
Medical Supplies	2.3%
Beverages	2.2%
Aerospace & Defense	2.2%
Telephone Utilities	2.1%
Communications	2.0%
Foods	1.8%
Transportation	1.7%
Industrial – Diversified	1.7%
Commercial Services	1.6%
Chemicals	1.5%
Tobacco	1.4%
Healthcare	1.3%
Entertainment & Leisure	1.0%
Computers & Office Equipment	0.9%
Machinery & Components	0.9%
Automotive & Parts	0.8%
Data Processing & Preparation	0.8%

Apparel, Textiles & Shoes	0.7%
Metals & Mining	0.6%
Household Products	0.6%
Restaurants	0.6%
Forest Products & Paper	0.5%
Information Retrieval Services	0.4%
Communications Equipment	0.4%
Manufacturing	0.4%
Home Construction, Furnishings & Appliances	0.3%
Lodging	0.3%
Computer Integrated Systems Design	0.3%
Real Estate	0.2%
Advertising	0.2%
Building Materials & Construction	0.2%
Containers	0.2%
Air Transportation	0.1%
Toys, Games	0.1%
Photography Equipment/ Supplies	0.1%
Retail – Grocery	0.1%
Industrial – Distribution	0.1%
Computer Programming Services	0.0%
Travel	0.0%
Short-Term Investments and Other Assets and Liabilities	1.5%
100.0%

MassMutual Select Indexed

Equity Fund

Largest Stock Holdings (6/30/05)

General Electric Co.

Exxon Mobil Corp.

Microsoft Corp.

Citigroup, Inc.

Pfizer, Inc.

Johnson & Johnson

Bank of America Corp.

Wal-Mart Stores, Inc.

Intel Corp.

American International Group, Inc.

MassMutual Select Indexed Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index.

MassMutual Select Indexed Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 3/1/98 - 6/30/05
Class S	–0.97%	5.95%	–2.78%	2.85%
Class A	–1.17%	5.63%	–3.18%	2.39%
Class A (sales load deducted)*	–6.85%	–0.44%	–4.32%	1.56%
Class Y	–0.98%	5.93%	–2.83%	2.78%
S&P 500 Index	–0.81%	6.32%	–2.37%	3.29%

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class L and the S&P 500 Index.

MassMutual Select Indexed Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 7/1/99 - 6/30/05
Class L	–0.99%	5.86%	–2.93%	–1.40%
S&P 500 Index	–0.81%	6.32%	–2.37%	–0.83%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Indexed Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class Z and the S&P 500 Index.

MassMutual Select Indexed Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 5/1/01 - 6/30/05
Class Z	–0.88%	6.22%	0.36%
S&P 500 Index	–0.81%	6.32%	0.54%

Hypothetical Investments in MassMutual Select Indexed Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Select Indexed Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–1.27%	5.29%	13.68%
Class N (CDSC fees deducted)*	–2.26%	5.49%	13.68%
S&P 500 Index	–0.81%	6.32%	14.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Blue Chip Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Blue Chip Growth Fund?
   This Fund seeks growth of capital over the long term by normally investing at least 80% of assets in blue chip companies. Blue chip companies include companies whose stock is included in the Standard & Poor's 500 Index or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index. (A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.)

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –2.15%, lagging the –0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?
   The consistent theme throughout the first quarter of 2005 was rising crude oil prices. The potential for these increases to reverberate throughout the economy and ignite inflation helped to undermine investor confidence. Furthering investor unease was higher borrowing costs resulting from two interest rate increases by the Federal Reserve (Fed). Looking at the S&P 500 Index from an industry perspective, energy stocks were the best-performing industry, while the telecommunications and information technology industries posted the lowest returns. From a capitalization viewpoint, energy stocks helped large-capitalization value stocks perform best – albeit with a relatively flat return – while small-capitalization growth stocks had the poorest results as a group.

Equity markets enjoyed a favorable second quarter. While all style categories posted positive results, small-capitalization value stocks generated the highest returns. From a sector perspective, utilities stocks – which offer attractive dividend yields – were the strongest performers. Energy shares finished second, with crude oil at $60.95 per barrel by the end of June. The Fed, assured that U.S. economic growth remained on track while citing continued upward pressure on inflation, raised the federal funds target rate further during the quarter – bringing it to 3.25% at the end of June, up from 1.25% on June 30, 2004. While short-term interest rates rose, long-term yields did not follow suit, as is typically seen, remaining flat if not lower. Relatively low long-term rates helped further stimulate demand for home mortgages and led to higher housing prices.

What factors contributed to the Fund's performance?
   An underweighting in energy stocks detracted from relative results in the first quarter, as integrated energy companies and exploration and production companies posted strong gains. The Fund held an overweight position relative to the benchmark in information technology stocks. Within that space, companies in the communications and networking equipment industries generally detracted from performance, whereas computer hardware and semiconductor companies contributed. Merger and acquisition activity in the consumer staples group contributed to the Fund's performance, as a large personal and household products company in the portfolio appreciated due to its acceptance of a takeover bid.

Turning to the second quarter, strong stock selection in the pharmaceutical and biotechnology industry helped performance. In the software services group, a growing Internet search company helped fuel returns, as it continued to benefit from exploiting its impressive Internet advertising model. Offsetting this favorable performance was the Fund's relative underweighting in the strong-performing utility sector. Elsewhere, rising interest rates and high energy prices detracted from consumers' disposable income. This environment created challenges for holdings such as Wal-Mart, which was already struggling due to its increasingly competitive environment and investors' growing doubts about the company's future leadership role in the retail industry.

What is your outlook?
   Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

MassMutual Select Blue Chip Growth Fund – Portfolio Manager Report (Continued)

MassMutual Select Blue Chip Growth Fund

Industry Table

(% of Net Assets) on 6/30/05

Pharmaceuticals	13.4%
Electrical Equipment & Electronics	10.3%
Retail	6.9%
Banking, Savings & Loans	6.3%
Prepackaged Software	6.2%
Computers & Information	5.8%
Energy	5.5%
Insurance	4.9%
Medical Supplies	4.7%
Cosmetics & Personal Care	3.6%
Financial Services	2.7%
Commercial Services	2.6%
Aerospace & Defense	2.3%
Healthcare	2.1%
Communications	2.1%
Industrial – Diversified	2.1%
Information Retrieval Services	1.9%
Beverages	1.6%
Chemicals	1.6%
Transportation	1.5%
Entertainment & Leisure	1.4%

Machinery & Components	1.3%
Tobacco	1.0%
Restaurants	0.9%
Manufacturing	0.8%
Apparel, Textiles & Shoes	0.8%
Broadcasting, Publishing & Printing	0.7%
Foods	0.7%
Data Processing & Preparation	0.7%
Advertising	0.6%
Building Materials & Construction	0.3%
Telephone Utilities	0.3%
Air Transportation	0.3%
Computer Integrated Systems Design	0.2%
Internet Content	0.2%
Containers	0.1%
Short-Term Investments and Other Assets and Liabilities	1.6%
100.0%

MassMutual Select Blue Chip Growth Fund

Largest Stock Holdings (6/30/05)

Microsoft Corp.

General Electric Co.

Johnson & Johnson

Intel Corp.

Pfizer, Inc.

American International Group, Inc.

The Procter & Gamble Co.

Wal-Mart Stores, Inc.

Dell, Inc.

Cisco Systems, Inc.

MassMutual Select Blue Chip Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Blue Chip Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MassMutual Select Blue Chip Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 6/1/01 - 6/30/05
Class S	–2.15%	1.12%	–3.21%
Class A	–2.52%	0.50%	–3.73%
Class A (sales load deducted)*	–8.12%	–5.28%	–5.12%
Class Y	–2.27%	0.91%	–3.34%
Class L	–2.38%	0.78%	–3.47%
S&P 500 Index	–0.81%	6.32%	0.39%

Hypothetical Investments in MassMutual Select Blue Chip Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Select Blue Chip Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–2.65%	0.20%	9.84%
Class N (CDSC fees deducted)*	–3.62%	–0.80%	9.84%
S&P 500 Index	–0.81%	6.32%	14.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Large Cap Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Large Cap Growth Fund?
   The Fund seeks long-term growth of capital and future income by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies the Fund's sub-adviser believes offer prospects for long-term growth and that, at the time of purchase, have market capitalizations of at least $10 billion.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –0.88%, slightly underperforming the –0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

For the second quarter of 2005, the S&P 500 Index was up 1.4%. Reversing the trend of the past few years, growth modestly outperformed value, as the Russell 1000 Growth Index gained 2.5%, while the Russell 1000 Value Index was up 1.7%. Small capitalization stocks outpaced large capitalization stocks, as the Russell 2000 Index gained 4.3% during the quarter. The technology-heavy NASDAQ 100 was up 0.7%. Investors remained skeptical that consumer spending, which is approximately two-thirds of GDP, can stay strong in the face of rising interest rates and high energy prices.

What factors contributed to the Fund's relative performance?
   During the first quarter, the Fund experienced weakness in technology and Internet-related consumer discretionary stocks. Furthermore, our stock selection in the consumer discretionary sector, which generally underperformed, was the largest detractor from performance for the quarter. The Fund's substantial positions in eBay and Electronic Arts detracted significantly. On the positive side, however, stock selection in the producer durables sector contributed to the Fund's performance.

In the second quarter, strong stock selection in the health care, consumer discretionary and technology sectors helped to drive performance. Mid-sized positions in Alcon (+23.7%) and St. Jude Medical (+21.1%) accounted for much of the portfolio's outperformance in the health care sector. A good-sized position in Google (+63.0%) accounted for all of the outperformance in the consumer discretionary sector – and a mid-sized position in Corning (+49.3%) contributed the most to the portfolio's return in the technology sector.

What is your outlook?
   Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

While we may have seen the end of the longest – at nearly five years – and largest value cycle since the inception of the Russell Indexes in 1979, the portfolio is well positioned for a market that may be poised to favor growth stocks.

MassMutual Select Large Cap Growth Fund – Portfolio Manager Report (Continued)

MassMutual Select Large Cap Growth Fund

Industry Table

(% of Net Assets) on 6/30/05

Pharmaceuticals	11.5%
Information Retrieval Services	11.5%
Computers & Information	7.4%
Electrical Equipment & Electronics	7.3%
Financial Services	7.1%
Medical Supplies	6.6%
Prepackaged Software	5.2%
Retail	5.1%
Cosmetics & Personal Care	4.8%
Energy	4.4%
Insurance	4.3%
Communications	4.1%
Healthcare	3.9%
Broadcasting, Publishing & Printing	3.5%

Commercial Services	3.0%
Banking, Savings & Loans	1.9%
Household Products	1.7%
Transportation	1.4%
Home Construction, Furnishings & Appliances	1.2%
Foods	1.2%
Manufacturing	0.8%
Retail – Grocery	0.6%
Computer Programming Services	0.3%
Short-Term Investments and Other Assets and Liabilities	1.2%
100.0%

MassMutual Select Large Cap

Growth Fund

Largest Stock Holdings (6/30/05)

Yahoo!, Inc.

Google, Inc. Cl. A

Dell, Inc.

General Electric Co.

St. Jude Medical, Inc.

Qualcomm, Inc.

Juniper Networks, Inc.

eBay, Inc.

Electronic Arts, Inc.

Lowe's Companies, Inc.

MassMutual Select Large Cap Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Large Cap Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MassMutual Select Large Cap Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/01 - 6/30/05
Class S	–0.88%	3.24%	–2.72%
Class A	–1.11%	2.64%	–3.18%
Class A (sales load deducted)*	–6.79%	–3.26%	–4.81%
Class Y	–0.88%	3.14%	–2.82%
Class L	0.44%	4.38%	–2.56%
S&P 500 Index	–0.81%	6.32%	2.49%

Hypothetical Investments in MassMutual Select Large Cap Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Select Large Cap Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–1.21%	3.94%	10.70%
Class N (CDSC fees deducted)*	–2.20%	2.94%	10.70%
S&P 500 Index	–0.81%	6.32%	14.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Growth Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Growth Equity Fund?
   This Fund seeks long-term growth of capital and future income by normally investing at least 80% of its assets in the common stocks and securities convertible into common stocks of companies the Fund's sub-adviser believes offer prospects for long-term growth.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 0.00%, exceeding the –0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?
   The first quarter of 2005 saw the majority of U.S. equity markets in the red, spurred in large part by mixed economic data, rising oil prices and concerns over inflation. Both large and small cap stocks produced negative returns for the period, although the large cap universe slightly outpaced its small cap counterpart. Within large and small caps, value stocks led growth stocks.

Oil futures were central to U.S. and global markets for the quarter, as prices repeatedly climbed, then stabilized. The dollar shrugged off disappointing U.S. job creation data for March, as well as reports of soft U.S. manufacturing activity, and edged higher against the euro at the tail-end of the period. Meanwhile, the U.S. Labor Department announced that payrolls rose to only 110,000 in March, which was less than half of the expected increase of 225,000.

In a turnaround from the first quarter, most U.S. equity markets ended the second quarter in positive territory, with the exception of the Dow Jones Industrial Average, which returned –1.6%. Both large and small cap stocks produced positive returns for the period, although the small cap universe slightly outpaced its large cap counterpart in a reversal from the first quarter. Within large and small caps, there was little disparity between value and growth stocks.

During the second quarter, the Federal Reserve (Fed) raised the federal funds rate by an additional two 0.25% increases, to end the period at 3.25%. This marked nine increases since June 2004. Turning to commodities, the markets kept a wary eye on oil prices during the period, as they repeatedly spiked and then leveled out. In June, oil futures contracts closed above $60 per barrel – a first for crude – as traders continued to worry about the potential imbalance of supply and demand.

What factors contributed to the Fund's performance?
   During the first quarter, sector selection was positive, aided considerably by an overweight position relative to the Fund's benchmark in oil and gas. An underweight position in the financial sector also contributed to the portfolio's relative performance. Conversely, underweight positions in both health care and food/beverages detracted from relative returns – but not enough to offset the Fund's overall positive performance for the period.

In the second quarter, sector selection was flat relative to the benchmark. The portfolio benefited from a sector underweight position in manufacturing and an overweight position in oil/gas. This positive performance, however, was offset by overweight positions in the primary process industry and automotive spaces, which underperformed as groups.

What is your outlook?
   We continue to believe that a tilt towards higher-quality stocks is worthwhile for U.S. investors, as these stocks have remained cheap relative to their historical averages. While lower-quality stocks once again outpaced their high-quality counterparts, our market outlook for the remainder of 2005 continues to be for a moderate, yet sustained, bear market. We believe that the key to success lies in a focus on quality.

MassMutual Select Growth Equity Fund – Portfolio Manager Report (Continued)

MassMutual Select Growth Equity Fund

Industry Table

(% of Net Assets) on 6/30/05

Pharmaceuticals	15.0%
Retail	14.2%
Energy	7.9%
Computers & Information	7.6%
Healthcare	6.5%
Tobacco	4.8%
Electrical Equipment & Electronics	4.5%
Insurance	2.8%
Apparel, Textiles & Shoes	2.7%
Prepackaged Software	2.4%
Banking, Savings & Loans	2.2%
Data Processing & Preparation	2.1%
Aerospace & Defense	2.0%
Lodging	1.8%
Financial Services	1.8%
Chemicals	1.6%
Communications	1.5%
Transportation	1.4%
Information Retrieval Services	1.3%
Automotive & Parts	1.3%
Commercial Services	1.2%
Restaurants	1.2%
Machinery & Components	1.1%
Home Construction, Furnishings & Appliances	1.1%

Cosmetics & Personal Care	1.0%
Foods	0.9%
Medical Supplies	0.9%
Electric Utilities	0.9%
Computer Integrated Systems Design	0.8%
Telephone Utilities	0.7%
Household Products	0.5%
Metals & Mining	0.5%
Broadcasting, Publishing & Printing	0.4%
Real Estate	0.4%
Industrial – Distribution	0.3%
Communications Equipment	0.2%
Manufacturing	0.2%
Computer Programming Services	0.2%
Advertising	0.2%
Industrial – Diversified	0.1%
Containers	0.1%
Entertainment & Leisure	0.1%
Building Materials & Construction	0.1%
Retail – Grocery	0.0%
Short-Term Investments and Other Assets and Liabilities	1.5%
100.0%

MassMutual Select Growth Equity Fund

Largest Stock Holdings (6/30/05)

Johnson & Johnson
Dell, Inc.
Exxon Mobil Corp.
UnitedHealth Group, Inc.
The Home Depot, Inc.
Altria Group, Inc.
Pfizer, Inc.
Intel Corp.
Lowe's Companies, Inc.
Fannie Mae

MassMutual Select Growth Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Growth Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MassMutual Select Growth Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/3/99 - 6/30/05
Class S	0.00%	2.52%	–8.69%	–2.47%
Class A	–0.39%	1.99%	–9.13%	–2.91%
Class A (sales load deducted)*	–6.12%	–3.88%	–10.20%	–3.84%
Class Y	–0.13%	2.48%	–8.76%	–2.54%
Class L	–0.13%	2.36%	–8.88%	–2.65%
S&P 500 Index	–0.81%	6.32%	–2.37%	–0.32%

Hypothetical Investments in MassMutual Select Growth Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Select Growth Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02-6/30/05
Class N	–0.39%	1.87%	9.97%
Class N (CDSC fees deducted)*	–1.39%	0.87%	9.97%
S&P 500 Index	–0.81%	6.32%	14.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Aggressive Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Aggressive Growth Fund?
   This Fund seeks long-term capital appreciation by investing primarily in U.S. common stocks and other equity securities.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –1.99%, trailing the –0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment backdrop during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance during the period?
   Despite increased corporate profits, low inflation, low interest rates and solid economic growth, investors continued to view the markets with a high degree of skepticism in the first quarter. Like the broader equity markets, the Fund's portfolio exhibited the same disconnect between stock performance and company performance. The standout businesses for the period were primarily in the consumer discretionary sector. On a weighted basis, these companies posted year-over-year revenue and earnings growth of 35% and 35%, respectively. Health care was second, with 28% and 31% revenue and earnings growth, year-over-year, respectively. Information technology companies in the portfolio posted 18% and 23% respective revenue and earnings growth, year-over-year. All of these results were above average. Detracting from performance was the financial services sector, with revenue and earnings growth of 8% and –5%, respectively. This decline in earnings growth was primarily the result of one of the portfolio companies making significant investments in future growth.

Turning to the second quarter, all sectors in the Fund's portfolio had positive returns. On a weighted basis, the health care sector contributed the most to absolute performance. The smallest contribution to absolute performance came from the information technology sector.

More importantly, and consistent with our fundamental, company-based approach to investing, most of the portfolio's holdings returned solid business results for the period. The weighted average year-over-year sales and earnings growth for our portfolio companies was 29% and 36%, respectively. No one sector dominated, with balanced earnings growth across all represented sectors. Earnings were up 50% year-over-year in the consumer discretionary sector, 27% year-over-year in financial services, 28% year-over-year in health care and 34% year-over-year in information technology.

What is your outlook?
   Going forward, we continue to expect the companies in the Fund's portfolio to generate above-average growth by capitalizing on the sustainable, long-term advantages they have created. Our experience has proven that it is high-quality, leading companies in growing business spaces that are best positioned to deliver consistent, growing earnings. As a result, we are content to own these types of "business enterprises," regardless of their short-term performance, as long as the companies continue to meet our criteria.

MassMutual Select Aggressive Growth Fund – Portfolio Manager Report (Continued)

MassMutual Select Aggressive Growth Fund

Industry Table

(% of Net Assets) on 6/30/05

Pharmaceuticals	19.6%
Commercial Services	17.1%
Medical Supplies	13.7%
Retail	12.6%
Computers & Information	9.3%
Information Retrieval Services	6.9%
Foods	6.3%

Banking, Savings & Loans	5.6%
Communications	3.4%
Prepackaged Software	1.4%
Short-Term Investments and Other Assets and Liabilities	4.1%
100.0%

MassMutual Select Aggressive

Growth Fund

Largest Stock Holdings (6/30/05)

Genentech, Inc.
Google, Inc. Cl. A
Apollo Group, Inc. Cl. A
eBay, Inc.
Starbucks Corp.
Capital One Financial Corp.
Dell, Inc.
Lowe's Companies, Inc.
Teva Pharmaceutical Sponsored ADR (Israel)
Genzyme Corp.

MassMutual Select Aggressive Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Aggressive Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P 500 Index.

MassMutual Select Aggressive Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/1/00 - 6/30/05
Class S	–1.99%	4.97%	–9.52%	–9.62%
Class A	–2.21%	4.35%	–9.99%	–10.09%
Class A (sales load deducted)*	–7.83%	–1.65%	–11.05%	–11.11%
Class Y	–2.00%	4.81%	–9.60%	–9.71%
Class L	–2.18%	4.66%	–9.75%	–9.84%
S&P 500 Index	–0.81%	6.32%	–2.37%	–2.23%

Hypothetical Investments in MassMutual Select Aggressive Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Select Aggressive Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–2.40%	4.21%	17.91%
Class N (CDSC fees deducted)*	–3.38%	3.21%	17.91%
S&P 500 Index	–0.81%	6.32%	14.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select OTC 100 Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select OTC 100 Fund?
   This Fund seeks to approximate, as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks. The Fund pursues this objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –7.91%, moderately lagging the –7.87% return of the NASDAQ 100 Index.

The NASDAQ 100 Index represents 100 of the largest non-financial U.S. and non-U.S. companies listed on the National Tier of the NASDAQ stock market. It is a modified capitalization-weighted index that is designed to limit domination by a few large stocks while generally retaining the ranking of companies by capitalization.

What was the investment backdrop during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance?
   During the first quarter, all of the NASDAQ 100 Index's sectors posted negative returns. The information technology sector, which accounts for over half of the NASDAQ 100 Index, returned –6.60% for the quarter. Consumer discretionary, which is the second-largest sector at 18.98% of the NASDAQ 100 Index, was also down for the quarter with a return of –14.75%. Against the backdrop of high oil prices and two interest hikes by the Fed, the vast majority of U.S. equity indexes posted negative returns during the period.

Turning to the second quarter, the telecommunications services sector advanced impressively with a gain of 11.42%. The information technology sector, which accounts for over half of the NASDAQ 100 Index, returned –0.09%. Consumer discretionary, which is the second-largest sector at 19.82% of the NASDAQ 100 Index, was also down for the period, with a return of –0.14%.

What is your outlook?
   Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices, both of which can negatively impact company earnings. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

MassMutual Select OTC 100 Fund – Portfolio Manager Report (Continued)

MassMutual Select OTC 100 Fund

Industry Table

(% of Net Assets) on 6/30/05

Prepackaged Software	16.7%
Electrical Equipment & Electronics	14.6%
Communications	13.3%
Computers & Information	10.8%
Pharmaceuticals	10.2%
Retail	6.4%
Commercial Services	6.0%
Broadcasting, Publishing & Printing	4.3%
Information Retrieval Services	2.6%
Foods	2.2%
Medical Supplies	1.7%
Manufacturing	1.4%
Computer Programming Services	1.4%
Computer Integrated Systems Design	1.3%

Automotive & Parts	1.1%
Healthcare	0.8%
Telephone Utilities	0.8%
Data Processing & Preparation	0.8%
Transportation	0.8%
Retail – Grocery	0.6%
Lodging	0.4%
Apparel, Textiles & Shoes	0.3%
Communications Equipment	0.3%
Advertising	0.3%
Internet Content	0.3%
Containers	0.2%
Miscellaneous	0.0%
Short-Term Investments and Other Assets and Liabilities	0.4%
100.0%

MassMutual Select OTC 100 Fund

Largest Stock Holdings (6/30/05)

Amgen, Inc.
Apple Computer, Inc.
Cisco Systems, Inc.
Comcast Corp. Cl. A
Dell, Inc.
eBay, Inc.
Intel Corp.
Microsoft Corp.
Nextel Communications, Inc. Cl. A
Qualcomm, Inc.

MassMutual Select OTC 100 Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select OTC 100 Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the NASDAQ 100 Index.

MassMutual Select OTC 100 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/1/00 - 6/30/05
Class S	–7.91%	–1.80%	–17.04%	–16.83%
Class A	–8.31%	–2.24%	–17.50%	–17.27%
Class A (sales load deducted)*	–13.59%	–7.86%	–18.47%	–18.21%
Class Y	–8.19%	–2.13%	–17.18%	–16.96%
Class L	–8.23%	–2.08%	–17.30%	–17.08%
NASDAQ 100 Index	–7.87%	–1.52%	–16.88%	–16.42%

Hypothetical Investments in MassMutual Select OTC 100 Fund Class N, Class N (CDSC fees deducted) and the NASDAQ 100 Index.

MassMutual Select OTC 100 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–8.40%	–2.55%	16.59%
Class N (CDSC fees deducted)*	–9.31%	–3.52%	16.59%
NASDAQ 100 Index	–7.87%	–1.52%	17.89%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors note that the Fund is a professionally managed mutual fund, while the NASDAQ 100 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Focused Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Focused Value Fund?
   This Fund seeks growth of capital over the long term by investing primarily in a non-diversified portfolio of U.S. equity securities. As a non-diversified fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. (This means that the Fund may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund's net asset value and its total return.)

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 1.43%, outpacing the 1.24% return of the Russell 2500® Index, a broadly based, unmanaged index of 2500 medium- and small-capitalization common stocks.

What was the investment background during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance?
   During the first quarter, our stock selection in health care was outstanding, with all three of our best-performing stocks – Medco, Haemonetics and Universal Health – coming from that sector. On a stock-specific basis, Cablevision Systems Corporation, Yum! Brands, and Tiffany & Company had the most significant positive impact on performance during the period.

Underperformers came from a variety of sectors, including technology, finance and industrials. With respect to individual holdings, Time Warner, Costco Wholesale Corporation and Carnival provided the greatest hindrance to performance during the quarter.

In the second quarter, performance leadership was weighted toward our technology stocks, such as ADC Telecom and Parametric. Our laggards, on the other hand, tended to be companies with some exposure to the economic cycle, such as Hubbell and Mettler-Toledo. With respect to individual holdings, Hospira Inc., Cablevision Systems Corporation and National Semiconductor Corporation were performance drivers during the period. Conversely, McDonald's Corporation, Gap Inc., and Time Warner Inc. provided the greatest hindrance to performance during the second quarter.

What is your outlook?
   We see no evidence of a recession, and the companies we talk to suggest the overall demand environment remains healthy. Nevertheless, some caution is warranted and we continue to emphasize business quality in our stock selection process.

MassMutual Select Focused Value Fund – Portfolio Manager Report (Continued)

MassMutual Select Focused Value Fund

Industry Table

(% of Net Assets) on 6/30/05

Broadcasting, Publishing & Printing	14.8%
Banking, Savings & Loans	11.8%
Restaurants	9.6%
Retail	8.6%
Commercial Services	6.5%
Medical Supplies	6.4%
Apparel, Textiles & Shoes	4.9%
Beverages	4.8%
Electrical Equipment & Electronics	4.6%
Pharmaceuticals	4.2%
Transportation	3.1%
Computers & Office Equipment	1.7%
Insurance	1.6%
Machinery & Components	1.3%
Chemicals	1.0%

Industrial – Diversified	0.9%
Automotive & Parts	0.8%
Computer Integrated Systems Design	0.8%
Advertising	0.7%
Healthcare	0.6%
Foods	0.6%
Data Processing & Preparation	0.5%
Toys, Games	0.5%
Home Construction, Furnishings & Appliances	0.4%
Communications	0.3%
Short-Term Investments and Other Assets and Liabilities	9.0%
100.0%

MassMutual Select Focused Value Fund

Largest Stock Holdings (6/30/05)

Cablevision Systems Corp. Cl. A
Yum! Brands, Inc.
Baxter International, Inc.
Sovereign Bancorp, Inc.
The Pepsi Bottling Group, Inc.
Time Warner, Inc.
The Gap, Inc.
McDonald's Corp.
JP Morgan Chase & Co.
Liberty Media Corp. Cl. A

MassMutual Select Focused Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Focused Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2500 Index.

MassMutual Select Focused Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/1/00 - 6/30/05
Class S	1.43%	8.70%	17.12%	15.25%
Class A	1.24%	8.17%	16.55%	14.68%
Class A (sales load deducted)*	–4.58%	1.95%	15.17%	13.38%
Class Y	1.44%	8.57%	17.02%	15.13%
Class L	1.33%	8.44%	16.83%	14.96%
Russell 2500 Index	1.24%	12.73%	7.42%	7.47%

Hypothetical Investments in MassMutual Select Focused Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index.

MassMutual Select Focused Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	1.02%	7.82%	21.93%
Class N (CDSC fees deducted)*	0.02%	6.82%	21.93%
Russell 2500 Index	1.24%	12.73%	25.13%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Small Company Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Small Company Value Fund?
   The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –1.04%, outperforming the –1.25% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

What was the investment background during the period?
   The major U.S. stock indexes declined in the first quarter of 2005 as the specter of rising inflation – sparked by a 30% increase in the price of oil during the quarter – and higher interest rates threatened to dampen the economy and corporate profit growth. Small-cap stocks trailed their mid- and large-cap counterparts, while value stocks outpaced growth in the small-cap universe.

In a turnaround in the second quarter, small-cap stocks led the market's advance, as moderating, but solid, economic growth and tame inflation boosted investor confidence. Brisk merger activity and generally favorable corporate earnings news also provided support for stock prices. Small and mid cap stocks posted the best results, while value stocks continued to outperform growth among small cap stocks. In addition, Gross Domestic Product (GDP) was revised upwards to +3.8%, signaling a healthy overall economy. Employment reports in June also came in stronger than expected, with U.S. non-farm payrolls growing by 352,000 jobs in April and May, slightly ahead of consensus forecasts. Existing home re-sales, new home sales and median new home sales prices all soared and finally, the U.S. trade deficit narrowed versus consensus expectations.

What factors contributed to the Fund's performance?
   In the first quarter, the portfolio's overweight position in energy stocks provided a lift to relative performance, as did stock selection in the sector. Stock picks in the information technology sector, particularly among software and Internet services stocks, also aided results relative to the benchmark. Relative performance was also driven by stock selection in the consumer discretionary and consumer staples sectors. On the downside, stock selection in the materials sector hampered performance, as many of the portfolio's chemicals and paper products stocks were hurt by higher energy costs. Stock selection in the industrial sector also detracted from relative results.

Turning to the second quarter, the Fund's overweight position in health care stocks, which were among the quarter's best performers, proved beneficial, as did stock selection in the sector. Although materials stocks declined during the quarter, our stock picking in this sector aided relative performance. Utilities and health care stocks were strong performers during the quarter, and stock selection in the information technology and consumer discretionary sectors contributed. On the downside, an underweight in financial stocks, especially in the top-performing real estate industry, weighed on relative results. The energy sector continued to perform well, but our stock selection in the sector hampered relative results. Stock selection in the industrials space also provided some headwind, hindering performance.

What is your outlook?
   Given the outperformance of small cap value stocks in recent years and the current deceleration in corporate earnings growth, we are cautious in our outlook for this segment of the market. Although it has become more challenging to find attractive investment opportunities among small cap names, we expect our research to continue to generate good value ideas on an ongoing basis.

MassMutual Select Small Company Value Fund – Portfolio Manager Report (Continued)

MassMutual Select Small Company Value Fund

Industry Table

(% of Net Assets) on 6/30/05

Financial Services	11.5%
Energy	8.6%
Commercial Services	7.8%
Insurance	7.2%
Electrical Equipment & Electronics	6.8%
Banking, Savings & Loans	5.8%
Transportation	4.9%
Electric Utilities	4.3%
Retail	3.7%
Machinery & Components	3.2%
Metals & Mining	2.4%
Broadcasting, Publishing & Printing	2.3%
Prepackaged Software	2.3%
Pharmaceuticals	2.1%
Healthcare	1.9%
Apparel, Textiles & Shoes	1.8%
Automotive & Parts	1.7%
Chemicals	1.6%
Medical Supplies	1.5%
Building Materials & Construction	1.3%
Entertainment & Leisure	1.2%
Forest Products & Paper	1.2%
Manufacturing	1.2%
Restaurants	1.2%

Containers	1.1%
Real Estate	1.1%
Foods	1.0%
Industrial – Diversified	0.9%
Computer Related Services	0.8%
Home Construction, Furnishings & Appliances	0.6%
Communications	0.6%
Information Retrieval Services	0.6%
Telephone Utilities	0.6%
Computer Integrated Systems Design	0.5%
Air Transportation	0.5%
Computer Programming Services	0.4%
Heavy Machinery	0.3%
Household Products	0.3%
Data Processing & Preparation	0.2%
Aerospace & Defense	0.2%
Heavy Construction	0.1%
Lodging	0.1%
Short-Term Investments and Other Assets and Liabilities	2.6%
100.0%

MassMutual Select

Small Company Value Fund

Largest Stock Holdings (6/30/05)

ProAssurance Corp.
Landstar System, Inc.
FelCor Lodging Trust, Inc.
Aaron Rents, Inc.
Dollar Thrifty Automotive Group, Inc.
Texas Regional Bancshares, Inc.
CMS Energy Corp.
SVB Financial Group
First Republic Bank
Stein Mart, Inc.

MassMutual Select Small Company Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Small Company Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index.

MassMutual Select Small Company Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/01 - 6/30/05
Class S	–1.04%	9.79%	11.76%
Class A	–1.19%	9.33%	11.28%
Class A (sales load deducted)*	–6.87%	3.04%	9.41%
Class Y	–1.05%	9.71%	11.69%
Class L	–1.12%	9.58%	11.52%
Russell 2000 Index	–1.25%	9.45%	9.05%

Hypothetical Investments in MassMutual Select Small Company Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Select Small Company Value Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–1.34%	9.01%	22.78%
Class N (CDSC fees deducted)*	–2.33%	8.01%	22.78%
Russell 2000 Index	–1.25%	9.45%	24.37%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Mid Cap Growth Equity Fund?
   This Fund seeks long-term capital growth by investing, under normal conditions, at least 80% of its assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P® MidCap 400 Index or the Russell MidCap® Growth Index (as of January 31, 2005, between $351.5 million and $31.1 billion).

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares advanced 2.79%, outperforming the 1.24% return of the Russell 2500 Index, a broadly based, unmanaged index of 2500 medium- and small-capitalization common stocks.

What was the investment background during the period?
   During a very difficult first quarter, in which nearly every major equity index produced negative returns, many investors fled the markets. Their concerns ranged from the outlook for inflation, the possibility of a more aggressive Federal Reserve, decelerating corporate profits and spiraling oil prices. In addition, investors were worried that the emerging economies of China, India, Latin America and Southeast Asia would increasingly put inflationary pressure on key economic drivers. As a result, the overall stock market finished the first quarter down, despite the fact that there were pockets of strength, predominantly found in commodity stocks and those stocks with superior fundamentals.

At the start of the second quarter, investor psychology was once again strained, as fears of stagflation and the pending impacts of rising oil and gasoline prices kept investors cautious. In addition, economic statistics failed to indicate a clear direction and only served to further cloud the horizon for investors as they surveyed the landscape. Yet, despite these concerns, the quarter was positive for mid-cap stocks. As an asset class, mid-cap stocks continued to dominate both their small- and large-cap counterparts based on the first six months of 2005.

What factors contributed to the Fund's performance – and how did you respond?
   During the first quarter, stock selection in the energy, health care and consumer discretionary sectors contributed the most to the portfolio's momentum. Overall, stock selection was the main driver of positive relative outperformance, with sector allocation also making a significant contribution. Conversely, the technology and industrial services sectors did not perform as expected.

Turning to the second quarter, stock selection in the finance, consumer discretionary and utilities sectors contributed the most to the Fund's results, although our allocation weighting among sectors resulted in negative relative performance. We did not significantly reduce the portfolio's exposure to any specific sector, but we did add to the health care and energy sectors. Presently, the three sectors where the Fund is currently most overweight relative to the Fund's benchmark, the Russell 2500 Index, are health care, consumer staples and technology. Our greatest underweight sectors are finance, transportation and durables.

What is your outlook?
   Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices, both of which can negatively impact company earnings. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

Given the continued strength in the mid-cap asset class, we are optimistic about the Fund's outlook. Moreover, we adjusted the Fund's fundamental quantitative stock selection model slightly during the second quarter by notably increasing its emphasis on sales growth. We also replaced one variable, historical earnings growth, with operating margin. As such, we believe we are well positioned moving forward.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio Manager Report (Continued)

MassMutual Select Mid Cap Growth Equity Fund

Industry Table

(% of Net Assets) on 6/30/05

Healthcare	10.5%
Apparel, Textiles & Shoes	7.6%
Energy	6.3%
Medical Supplies	5.8%
Electrical Equipment & Electronics	5.5%
Telephone Utilities	5.0%
Lodging	4.6%
Communications	4.2%
Computer Programming Services	4.1%
Commercial Services	3.6%
Prepackaged Software	3.6%
Metals & Mining	3.6%
Pharmaceuticals	3.2%
Foods	2.6%
Restaurants	2.5%
Computer Integrated Systems Design	2.4%
Household Products	2.3%

Insurance	2.2%
Beverages	1.9%
Data Processing & Preparation	1.8%
Manufacturing	1.7%
Financial Services	1.7%
Machinery & Components	1.4%
Retail	1.4%
Industrial – Diversified	1.4%
Home Construction, Furnishings & Appliances	1.1%
Aerospace & Defense	1.0%
Computers & Information	0.9%
Broadcasting, Publishing & Printing	0.8%
Entertainment & Leisure	0.6%
Short-Term Investments and Other Assets and Liabilities	4.7%
100.0%

MassMutual Select Mid Cap

Growth Equity Fund

Largest Stock Holdings (6/30/05)

Aetna, Inc.
Nextel Partners, Inc. Cl. A
Rockwell Automation, Inc.
Sunoco, Inc.
Constellation Brands, Inc.
Kerr-McGee Corp.
NCR Corp.
Nordstrom, Inc.
Pentair, Inc.
Autodesk, Inc.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2500 Index.

MassMutual Select Mid Cap Growth Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/3/99 - 6/30/05
Class S	2.79%	16.86%	–7.04%	0.28%
Class A	2.63%	16.34%	–7.49%	–0.18%
Class A (sales load deducted)*	–3.27%	9.65%	–8.58%	–1.13%
Class Y	2.80%	16.77%	–7.13%	0.21%
Class L	2.82%	16.62%	–7.24%	0.09%
Russell 2500 Index	1.24%	12.73%	7.42%	10.08%

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index.

MassMutual Select Mid Cap Growth Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	2.42%	16.08%	18.10%
Class N (CDSC fees deducted)*	1.42%	15.08%	18.10%
Russell 2500 Index	1.24%	12.73%	25.13%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Mid Cap Growth Equity II Fund?
   This Fund seeks growth of capital over the long term by investing, under normal conditions, at least 80% of its assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's sub-adviser expects to grow at a faster rate than the average company. Mid-cap companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400 Index or the Russell MidCap Growth Index (as of January 31, 2005, between $351.5 million and $31.1 billion).

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 0.97%, trailing both the 3.85% return of the S&P MidCap 400 Index, a market-capitalization-weighted, unmanaged index of 400 medium-capitalization common stocks, and the 1.70% return of the Russell MidCap Growth Index, an unmanaged index which tracks the performance of mid-cap growth stocks.

What was the investment background during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. Fears of rising inflation – especially resurgent crude oil prices – took center stage with investors during the period and a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, also raised concern. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005. For the first quarter, mid-cap stocks outperformed their small- and large-cap brethren; value stocks outpaced growth issues across all market capitalizations.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. During this time frame, small- and mid-cap stocks outpaced large caps; value stocks were better performers than growth stocks for the quarter.

What factors contributed to the Fund's performance?
   The upward march in oil prices sent energy stocks higher in the first quarter of 2005, and the Fund's allocation to the group benefited relative performance. Telecommunications services stocks were solid performers, and our positioning in wireless services providers yielded favorable relative results. Conversely, stock selection in the health care sector was the main source of relative weakness, as negative product news weighed on several biotechnology and pharmaceutical positions. In the consumer discretionary sector, our retail holdings detracted from relative performance. In addition, our information technology stocks lost ground, but good stock selection in semiconductors, communications equipment and electronic equipment names helped to fuel relative performance.

In the second quarter, technology stocks lagged the market overall, but our communications equipment, Internet and IT services holdings were the key drivers of the portfolio's relative strength in the sector. Biotechnology aided relative performance in health care. Wireless services provided relative strength in the telecommunications sector, as continued subscriber growth and industry consolidation benefited our holdings.

The Fund's poor relative performance in consumer discretionary was largely due to weakness in our household durables and retail positions. High gas prices have hurt lower-income consumers; consequently, this impacted some of our retail holdings. Our financial holdings were solid gainers, largely due to stock selection and lack of exposure to real estate. Our oil and gas producer holdings performed well, but weak stock selection in energy equipment and services names hindered relative results.

What is your outlook?
   Mid-cap earnings remain strong and are the primary reason for the asset class' strong results versus large caps. Growth stocks appear attractively valued, given the significant outperformance by value in recent years. We generally expect companies with consistent earnings and cash flow growth to be rewarded as the economic recovery matures.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio Manager Report (Continued)

MassMutual Select Mid Cap Growth Equity II Fund

Industry Table

(% of Net Assets) on 6/30/05

Electrical Equipment & Electronics	9.1%
Pharmaceuticals	9.0%
Commercial Services	7.1%
Financial Services	6.0%
Retail	5.8%
Prepackaged Software	4.8%
Energy	4.8%
Healthcare	4.6%
Communications	3.6%
Medical Supplies	3.4%
Insurance	3.3%
Machinery & Components	3.0%
Computers & Information	2.6%
Aerospace & Defense	2.6%
Broadcasting, Publishing & Printing	2.5%
Computer Programming Services	2.2%
Telephone Utilities	2.0%
Lodging	1.9%
Advertising	1.7%
Banking, Savings & Loans	1.6%
Information Retrieval Services	1.4%
Entertainment & Leisure	1.4%
Computer Integrated Systems Design	1.3%

Industrial – Diversified	1.3%
Automotive & Parts	1.2%
Transportation	1.1%
Air Transportation	1.1%
Restaurants	1.0%
Home Construction, Furnishings & Appliances	1.0%
Computer Related Services	0.8%
Manufacturing	0.7%
Apparel, Textiles & Shoes	0.7%
Metals & Mining	0.5%
Beverages	0.5%
Building Materials & Construction	0.5%
Data Processing & Preparation	0.4%
Retail – Grocery	0.3%
Chemicals	0.3%
Foods	0.2%
Household Products	0.1%
Agribusiness	0.1%
Toys, Games	0.0%
Internet Software	0.0%
Containers	0.0%
Travel	0.0%
Short-Term Investments and Other Assets and Liabilities	2.5%
100.0%

MassMutual Select Mid Cap

Growth Equity II Fund

Largest Stock Holdings (6/30/05)

Rockwell Collins, Inc.
Omnicare, Inc.
Murphy Oil Corp.
BJ Services Co.
Roper Industries, Inc.
Medimmune, Inc.
Smith International, Inc.
XTO Energy, Inc.
Ameritrade Holding Corp.
Nextel Partners, Inc. Cl. A

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity II Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the S&P Mid Cap 400 Index.

MassMutual Select Mid Cap Growth Equity II Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 6/1/00 - 6/30/05
Class S	0.97%	10.66%	5.55%	6.15%
Class A	0.69%	10.13%	5.01%	5.62%
Class A (sales load deducted)*	–5.10%	3.80%	3.78%	4.40%
Class Y	0.90%	10.62%	5.47%	6.08%
Class L	0.83%	10.35%	5.28%	5.89%
S&P MidCap 400 Index	3.85%	14.02%	8.49%	8.65%

Hypothetical Investments in MassMutual Select Mid Cap Growth Equity II Fund Class N, Class N (CDSC fees deducted) and the S&P Mid Cap 400 Index.

MassMutual Select Mid Cap Growth Equity II Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	0.54%	9.79%	21.39%
Class N (CDSC fees deducted)*	–0.46%	8.79%	21.39%
S&P MidCap 400 Index	3.85%	14.02%	22.14%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P Mid Cap 400 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Small Cap Growth Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Small Cap Growth Equity Fund?
   This Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies the managers believe offer potential for long-term growth.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned 0.82%, outpacing the –1.25% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks, and the –3.58% return of the Russell 2000 Growth Index, which tracks the performance of stocks in the Russell 2000 Index sharing characteristics common to the growth universe. However, the performance of the Fund's shares lagged the 1.79% return of the S&P SmallCap 600 Index, a market-capitalization-weighted index that measures the performance of 600 domestic small cap stocks chosen for market size, liquidity and industry group representation.

What was the investment background during the period?
   After registering positive returns in 2004, equity markets generally retreated in the first quarter of 2005 on concerns of rising interest rates, high oil prices, and slowing earnings growth. For the quarter, value performed better than growth, and large cap stocks outperformed their small cap counterparts. Within the Russell 2000 Index, energy was by far the best-performing sector, while information technology and telecommunication services were the worst.

In the second quarter, the market remained surprisingly resilient in the face of rising short-term interest rates, high energy prices and a slowing economy. Another surprise was the strength of the small cap cycle, as small cap stocks led the market's advance.

What factors contributed to the Fund's performance – and how have you positioned the Fund as a result?
   2004's trend continued into the first quarter. Mainstream strategies outperformed their speculative counterparts, as investors moved away from lower-quality companies, defined by their negative earnings and smaller size. As a result, market capitalization and quality mattered. Micro-cap stocks with market caps below $250 million underperformed stocks with market capitalizations over $1 billion by greater than 9%. Companies with negative earnings also lagged, with an average –7.9% return. Nowhere did this exemplify itself more than in the technology sector, which closed down almost 12% during the first quarter. The opposite remained true in the energy sector, as oil-related stocks maintained their outperformance on the tailwind of rapidly rising oil prices. The energy group's first quarter return of 14.6% again topped all sectors. We were underweight in these two volatile and cyclical sectors, which held back performance somewhat. The opportunistic feature of these groups just does not fit within our larger emphasis on high and stable profitability. Our greater concentration was in the health care, finance and consumer discretionary sectors. During the first quarter, the portfolio had favorable stock selection in the health care sector; conversely, the consumer discretionary sector provided some headwinds to overall performance.

Turning to the second quarter, positive contributions came from the financials sector. Outside of financials, health insurer Humana and business integration software provider SeeBeyond Technology were also standouts. On the other hand, unfavorable stock selection in the consumer discretionary and information technology sectors hampered the Fund's returns.

What is your outlook?
   Thus far, the economy has successfully weathered the storm of Federal Reserve (Fed) tightening and various inflationary pressures. Now that the Fed-induced slowdown has passed, we are cautiously optimistic about global Gross Domestic Product (GDP) growth for the next 12 months. We foresee modest economic expansion, but plenty of attractive investment opportunities in small, growing companies.

MassMutual Select Small Cap Growth Equity Fund – Portfolio Manager Report (Continued)

MassMutual Select Small Cap Growth Equity Fund

Industry Table

(% of Net Assets) on 6/30/05

Healthcare	9.2%
Prepackaged Software	9.2%
Commercial Services	7.6%
Electrical Equipment & Electronics	4.9%
Energy	4.4%
Banking, Savings & Loans	4.2%
Retail	4.2%
Medical Supplies	3.4%
Pharmaceuticals	3.4%
Transportation	3.1%
Computer Related Services	3.0%
Financial Services	2.4%
Computer Integrated Systems Design	2.3%
Data Processing & Preparation	2.3%
Lodging	2.3%
Chemicals	2.3%

Advertising	2.1%
Information Retrieval Services	1.9%
Foods	1.8%
Home Construction, Furnishings & Appliances	1.8%
Computers & Information	1.7%
Machinery & Components	1.7%
Automotive & Parts	1.5%
Broadcasting, Publishing & Printing	1.3%
Telephone Utilities	1.1%
Insurance	1.0%
Communications	0.9%
Metals & Mining	0.8%
Air Transportation	0.7%
Restaurants	0.6%
Computer Programming Services	0.5%

Heavy Machinery	0.5%
Manufacturing	0.5%
Household Products	0.5%
Building Materials & Construction	0.5%
Entertainment & Leisure	0.4%
Containers	0.4%
Apparel, Textiles & Shoes	0.4%
Cosmetics & Personal Care	0.4%
Computer Maintenance & Repair	0.3%
Investment Management Services	0.2%
Real Estate	0.1%
Beverages	0.1%
Short-Term Investments and Other Assets and Liabilities	8.1%
100.0%

MassMutual Select Small Cap Growth

Equity Fund

Largest Stock Holdings (6/30/05)

The Corporate Executive Board Co.

Checkfree Corp.

ITT Educational Services, Inc.

Cerner Corp.

Factset Research Systems, Inc.

Take-Two Interactive Software, Inc.

American Healthways, Inc.

Getty Images, Inc.

Newfield Exploration Co.

AmSurg Corp.

MassMutual Select Small Cap Growth Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Small Cap Growth Equity Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index.

MassMutual Select Small Cap Growth Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/3/99 - 6/30/05
Class S	0.82%	10.75%	–2.22%	7.12%
Class A	0.56%	10.17%	–2.74%	6.55%
Class A (sales load deducted)*	–5.22%	3.83%	–3.89%	5.53%
Class Y	0.69%	10.59%	–2.36%	6.97%
Class L	0.62%	10.43%	–2.50%	6.81%
Russell 2000 Index	–1.25%	9.45%	5.71%	7.92%

Hypothetical Investments in MassMutual Select Small Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Select Small Cap Growth Equity Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	0.43%	9.88%	21.53%
Class N (CDSC fees deducted)*	–0.57%	8.88%	21.53%
Russell 2000 Index	–1.25%	9.45%	24.37%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Small Company Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Small Company Growth Fund?
   The Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies the Fund's sub-advisers believe offer potential for long-term growth.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –7.15%, underperforming the –1.25% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

What was the investment background during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark, as oil prices took center stage again with the price per barrel surpassing $55. For investors, this renewed fears that inflation would disrupt the growing economy and the Federal Reserve (Fed) would take more aggressive monetary action. Not surprisingly, oil-related stocks were up significantly and outperformed all other industry groups during the quarter, as they had last year, while the rest of the stock market was down on average. At the same time, the U.S. economy continued to grow at a stable pace, with no significant signs of letting up. Annualized Gross Domestic Product (GDP) growth turned out to be 3.8% for the first quarter; the job market was healthy and growing; core inflation remained under control; oil prices, while high, were still 25% below real 1981 prices; and, while interest rates were on the rise, they remained low by historical standards.

The stock market rebounded in the second quarter, as the strength of the U.S. economy impressed investors enough to put aside fears that rising oil prices and higher interest rates would bring an end to the current economic expansion. The unemployment rate dropped to 5%, its lowest level since September 2001, and consumer confidence reached a three-year high. On the last day of the second quarter, the Fed raised interest rates for the ninth time in 12 months. The total tightening during the period added 2.25% – taking the federal funds rate from 1.00% to 3.25% – since June 2004. Furthermore, the Central Bank gave no indication that its campaign to raise interest rates was nearing an end. According to the Fed, monetary policy remained "accommodative" and was still stimulating the economy. It also said that it expected to continue raising rates at a "measured pace."

What factors contributed to the Fund's performance?
   In the first quarter, top-performing sectors included materials and processing, and energy. In the energy sector, the Fund held a slightly overweight position and outperformed the benchmark, as strong oil and natural gas demand pushed commodity prices upward. The Fund's underweight position in the health care sector also helped the portfolio, although our emphasis on biotech and emerging pharmaceuticals detracted. Security selection in the consumer discretionary sector contributed strongly to returns, despite the sector as a whole posting negative returns. On the downside, the Fund's overweight position relative to the benchmark in financial services detracted, as investors reacted to two more interest rate hikes and the strong likelihood of increases throughout the year. Technology was another lagging sector during the period.

In the second quarter, the portfolio's top-performing sectors were consumer discretionary and producer durables. In the consumer discretionary sector, the Fund outperformed the benchmark due to strong stock selection in household furnishings, commercial services and casinos and gambling. Conversely, the materials and processing sector lagged, due in large part to poor returns from several holdings. The Fund also underperformed relative to the benchmark in health care, although did have positive absolute returns in the sector.

What is your outlook?
    High energy prices and rising deficits have the potential to lead to a stagflation environment. We continue to expect slow growth with gradually rising interest rates. We believe a cautious approach is necessary.

MassMutual Select Small Company Growth Fund – Portfolio Manager Report (Continued)

MassMutual Select Small Company Growth Fund

Industry Table

(% of Net Assets) on 6/30/05

Electrical Equipment & Electronics	13.1%
Pharmaceuticals	8.8%
Medical Supplies	8.5%
Commercial Services	7.8%
Retail	5.2%
Energy	4.8%
Prepackaged Software	3.8%
Entertainment & Leisure	3.7%
Metals & Mining	3.6%
Banking, Savings & Loans	3.5%
Financial Services	3.5%
Computer Integrated Systems Design	3.3%
Healthcare	3.1%
Communications	3.1%
Computers & Information	2.4%
Home Construction, Furnishings & Appliances	2.2%
Data Processing & Preparation	2.0%
Chemicals	1.9%
Advertising	1.7%

Machinery & Components	1.7%
Apparel, Textiles & Shoes	1.7%
Insurance	1.6%
Heavy Machinery	1.2%
Computer Related Services	1.2%
Agribusiness	1.1%
Transportation	0.9%
Restaurants	0.8%
Computer & Data Processing Services	0.5%
Broadcasting, Publishing & Printing	0.3%
Real Estate	0.3%
Foods	0.2%
Lodging	0.1%
Computer Programming Services	0.1%
Information Retrieval Services	0.1%
Short-Term Investments and Other Assets and Liabilities	2.2%
100.0%

MassMutual Select Small Company

Growth Fund

Largest Stock Holdings (6/30/05)

Cephalon, Inc.

Unit Corp.

E Trade Financial Corp.

Waste Connections, Inc.

Respironics, Inc.

Aleris International, Inc.

Genesco, Inc.

Polycom, Inc.

RadiSys Corp.

Factset Research Systems, Inc.

MassMutual Select Small Company Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Small Company Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index.

MassMutual Select Small Company Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/01 - 6/30/05
Class S	–7.15%	–4.44%	2.01%
Class A	–7.27%	–4.89%	1.54%
Class A (sales load deducted)*	–12.60%	–10.36%	–0.17%
Class Y	–7.07%	–4.54%	1.96%
Class L	–7.20%	–4.66%	1.82%
Russell 2000 Index	–1.25%	9.45%	9.05%

Hypothetical Investments in MassMutual Select Small Company Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Select Small Company Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–7.36%	–5.14%	17.95%
Class N (CDSC fees deducted)*	–8.29%	–6.02%	17.95%
Russell 2000 Index	–1.25%	9.45%	24.37%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Emerging Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Emerging Growth Fund?
   This Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging companies – generally in industry segments experiencing rapid growth, and often including technology and technology-related concerns.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –5.14%, which underperformed the –1.25% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

What was the investment backdrop during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance?
   In the first quarter, the Fund's underperformance primarily came from sector corrections in biotechnology, Internet, and technology. Our largest underperforming positions included holdings in emerging industries ranging from biotech to voice-over-IP to Internet advertising and wireless networking. Conversely, our better-performing stocks came from broader sectors of the economy – such as retail, energy, medical devices, consumer, software and health care services.

In the second quarter, favorable stock selection drove the Fund's performance. The Fund benefited from a number of software positions and acquisition activity, as Adobe Software acquired long-held Macromedia, Inc. Although our retail positions turned in decent performance, the portfolio encountered challenges in several services positions, and performance weakness in some Internet positions. Returns from our Internet holdings were mixed in the second quarter. Health care proved to be another productive area for the portfolio in the quarter, with biotechnology holdings providing some of the best returns.

What is your outlook?
   Our portfolio remains more aggressively positioned than our benchmark because we expect Internet, technology, medical products and various consumer segments to grow faster than the more cyclical sectors, which have grown to a much bigger percentage of the benchmark than in years past. Higher energy prices may keep a lid on any sustained valuation expansion. Our focus remains on discovering the emerging sectors of the economy, which should exhibit firms with faster earnings growth. We remain resolutely positive on the long-term opportunities we believe Internet advertising and commerce offer. Online advertising adoption is just reaching a tipping point as Fortune 1000 companies recognize that online presence is essential – and our belief is that online advertising may continue to grow.

MassMutual Select Emerging Growth Fund – Portfolio Manager Report (Continued)

MassMutual Select Emerging Growth Fund

Industry Table

(% of Net Assets) on 6/30/05

Commercial Services	11.1%
Pharmaceuticals	9.1%
Electrical Equipment & Electronics	8.0%
Medical Supplies	6.9%
Prepackaged Software	4.3%
Healthcare	4.2%
Computers & Information	3.9%
Communications	3.8%
Retail	3.7%
Lodging	3.1%
Financial Services	2.8%
Insurance	2.6%
Banking, Savings & Loans	2.5%
Restaurants	2.4%
Energy	2.3%
Advertising	2.1%
Telephone Utilities	2.1%
Computer Integrated Systems Design	2.1%
Building Materials & Construction	1.9%

Computer Programming Services	1.7%
Apparel, Textiles & Shoes	1.6%
Internet Software	1.4%
Machinery & Components	1.2%
Information Retrieval Services	1.2%
Aerospace & Defense	1.0%
Computer Related Services	1.0%
Foods	1.0%
Transportation	0.9%
Home Construction, Furnishings & Appliances	0.6%
Data Processing & Preparation	0.4%
Photography Equipment/ Supplies	0.4%
Metals & Mining	0.3%
Real Estate	0.3%
Heavy Machinery	0.0%
Short-Term Investments and Other Assets and Liabilities	8.1%
100.0%

MassMutual Select Emerging Growth Fund

Largest Stock Holdings (6/30/05)

Alexion Pharmaceuticals, Inc.

bebe stores, inc.

Bright Horizons Family Solutions, Inc.

Emulex Corp.

Ixia

Lifeline Systems, Inc.

Matria Healthcare, Inc.

Rigel Pharmaceuticals, Inc.

Valueclick, Inc.

WebEx Communications, Inc.

MassMutual Select Emerging Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Emerging Growth Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Russell 2000 Index.

MassMutual Select Emerging Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/1/00 - 6/30/05
Class S	–5.14%	4.76%	–11.87%	–10.25%
Class A	–5.44%	4.12%	–12.37%	–10.74%
Class A (sales load deducted)*	–10.88%	–1.87%	–13.40%	–11.76%
Class Y	–5.18%	4.60%	–12.00%	–10.37%
Class L	–5.22%	4.45%	–12.15%	–10.52%
Russell 2000 Index	–1.25%	9.45%	5.71%	6.00%

Hypothetical Investments in MassMutual Select Emerging Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Select Emerging Growth Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–5.67%	3.78%	19.74%
Class N (CDSC fees deducted)*	–6.61%	2.78%	19.74%
Russell 2000 Index	–1.25%	9.45%	24.37%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Overseas Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Select Overseas Fund?
   The Fund seeks growth of capital over the long term by investing in both foreign and domestic equity securities. The Fund seeks to achieve this objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia.

How did the Fund perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, the Fund's Class S shares returned –0.36%, outpacing the –1.17% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market-capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

What was the investment background during the period?
   On the world economic stage, equity markets were stifled during the first quarter, as high prices for commodities, especially oil, raised fears that inflation might accelerate, leading to higher interest rates, slower economic growth and lower corporate profits. Crude oil futures rose every month during the quarter, settling at $55.40 a barrel on March 31, up 28% for the year-to-date period.

Turning to the second quarter, many of the world's equity markets were restrained, as they struggled to overcome concerns that rising commodity prices – particularly oil's spike above $60 a barrel – posed a threat to global economic growth and corporate profits.

What factors contributed to the Fund's performance?
   During the first quarter, the energy sector contributed most to the Fund's return, as gains were led by the portfolio's oil and gas companies, such as France's Total and the United Kingdom's BP. On a relative basis, the financial sector, the portfolio's largest stake during the period, registered the best performance versus the Fund's benchmark, the MSCI EAFE Index, due partly to a lighter weighting in some commercial banks, and a complete lack of exposure to others that declined during the quarter. The absence of any real estate companies in the portfolio also proved beneficial, as the industry pulled back. Conversely, health care detracted most from the portfolio's relative performance, with Switzerland's Roche Holdings leading the retreat. Roche, the world's largest maker of cancer medicines and diagnostic tests, declined after reporting profits in the second half of 2004 that declined due to higher spending on research and marketing and waning demand for some older products. The portfolio's overweight stake in the health care equipment and supplies industry also hampered the Fund's progress. On a country basis, France, Canada and Australia made the largest contribution to the portfolio; stock selection in Germany and the Netherlands was also positive. Conversely, Japan, the UK, Switzerland and France were detractors.

In the second quarter, the Fund's overweight position relative to its benchmark in health care companies and industrials contributed most to the portfolio's return. In health care, the United Kingdom's GlaxoSmithKline and AstraZeneca were among the companies making the largest contributions. A Swiss drug maker led the advance among the portfolio's pharmaceutical holdings. Industrials also benefited the portfolio, as companies in two industries – transportation infrastructure and construction and engineering – were performance standouts. On a relative basis, the portfolio's holdings in the consumer discretionary sector delivered the best relative performance for the period, due mostly to effective security selection among media companies. Currency also played a role during the quarter, as the upward movement of the dollar versus other currencies hampered the portfolio's return. From a country perspective, investments in Japan, France and Switzerland provided the most tailwind on a relative basis. Additionally, contributions came from stock selection in Germany and the Netherlands. Offsetting these favorable returns were stock selection in the UK, France, the Netherlands, Finland and Hong Kong.

MassMutual Select Overseas Fund – Portfolio Manager Report (Continued)

What is your outlook?
   Much negative news has come from Europe lately, casting doubt on true European economic unification. First, France and Germany prevented liberalization of EU Services. This news seems minor in comparison to the French and Dutch voters' rejection of the new EU Constitution. These setbacks reflect a great deal of soul-searching in Europe. Old Europe, unable to adapt to any type of effective free market reforms, is being smothered by low growth and double-digit unemployment. Because the economic environment in Western Europe is dire, it has created an environment of declining blue chip share prices. Many firms, though based in Old Europe, have revenues from all over the world, and they can provide excellent value. This is how we, as bottom up, value-oriented investors, can profit from patience. Bottom-up investing means making investment choices on a company-by-company basis, rather than buying by sector or country. We use this bottom-up approach as we search for stocks of individual companies that have been discounted by the market, but in which we see strong potential for price growth.

MassMutual Select Overseas Fund

Country Weightings

(% of Net Assets) on 6/30/05

United Kingdom	23.8%
Japan	14.2%
France	11.7%
Switzerland	11.4%
Germany	7.1%
Netherlands	4.6%
Australia	3.8%
South Korea	3.3%
Ireland	3.2%
Italy	2.7%
Spain	1.8%
Greece	1.1%
Mexico	1.0%
Canada	0.9%
Netherlands	0.8%

Hong Kong	0.8%
Norway	0.8%
Singapore	0.7%
Germany	0.6%
Belgium	0.5%
Austria	0.5%
Denmark	0.3%
United States	0.2%
Israel	0.1%
Forward Currency Contracts	0.7%
Short-Term Investments and Other Assets and Liabilities	3.4%
100.0%

MassMutual Select Overseas Fund

Largest Stock Holdings (6/30/05)

GlaxoSmithKline PLC

Diageo PLC

Novartis AG

Nestle SA

BP PLC

Bank of Ireland (GBP)

Bayerische Motoren Werke AG

Vodafone Group PLC

SK Telecom Co. Limited

Takeda Pharmaceutical Co. Limited

MassMutual Select Overseas Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Overseas Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the MSCI EAFE Index.

MassMutual Select Overseas Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 5/1/01 - 6/30/05
Class S	–0.36%	12.08%	3.16%
Class A	–0.64%	11.64%	2.70%
Class A (sales load deducted)*	–6.35%	5.22%	1.25%
Class Y	–0.36%	12.05%	3.10%
Class L	–0.46%	11.98%	2.96%
MSCI EAFE	–1.17%	13.65%	4.02%

Hypothetical Investments in MassMutual Select Overseas Fund Class N, Class N (CDSC fees deducted) and the MSCI EAFE Index.

MassMutual Select Overseas Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception Average Annual 12/31/02 - 6/30/05
Class N	–0.74%	11.33%	18.41%
Class N (CDSC fees deducted)*	–1.73%	10.33%	18.41%
MSCI EAFE	–1.17%	13.65%	22.47%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Destination Retirement Series – Portfolio Manager Report

What are the investment objectives of the Funds that comprise the MassMutual Select Destination Retirement Series?
   •  Destination Retirement Income Fund: This Fund seeks to achieve high current income and, as a secondary objective, capital appreciation, by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

  •  Destination Retirement 2010 / 2020 / 2030 / 2040 Funds: Each of these Funds seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010, 2020, 2030, or 2040, respectively.

How did the Funds perform during the six months ended June 30, 2005?
   For the six months ended June 30, 2005, each Fund's Class S return, along with the return of its custom benchmark and the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios, was as follows:

Destination Retirement Income Fund	Custom Benchmark	Lipper Balanced Fund Index
1.45%	1.64%	0.49%

Destination Retirement 2010 Fund
1.14%	1.37%	0.49%

Destination Retirement 2020 Fund
0.74%	0.91%	0.49%

Destination Retirement 2030 Fund
0.09%	0.24%	0.49%

Destination Retirement 2040 Fund
–0.27%	–0.16%	0.49%

The Destination Retirement Income Fund, Destination Retirement 2010 Fund and Destination Retirement 2020 Fund underperformed their respective custom benchmarks, but outperformed the Lipper Balanced Fund Index for the first six months of 2005. The Destination Retirement 2030 Fund and Destination Retirement 2040 Fund both underperformed their respective custom benchmarks and the Lipper Balanced Fund Index for the six-month period ended June 30, 2005.

See the description of each custom benchmark below:

The Custom Destination Income Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap), Lehman Brothers Aggregate Bond and T-Bill indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds that compose the Destination Retirement Income Fund.

The Custom Destination 2010 Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap), Lehman Brothers Aggregate Bond and T-Bill indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds that compose the Destination Retirement 2010 Fund.

The Custom Destination 2020 Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap) and Lehman Brothers Aggregate Bond indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds that compose the Destination Retirement 2020 Fund.

The Custom Destination 2030 Index comprises the MSCI EAFE, Dow Jones Wilshire 5000 (full cap) and Lehman Brothers Aggregate Bond indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds that compose the Destination Retirement 2030 Fund.

MassMutual Select Destination Retirement Series – Portfolio Manager Report (Continued)

The Custom Destination 2040 Index comprises the MSCI EAFE and Dow Jones Wilshire 5000 (full cap) indexes. The weightings of each index can vary depending on the weightings of the underlying mutual funds that compose the Destination Retirement 2040 Fund.

What was the investment backdrop during the period?
   The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Funds' performance?
   Each Select Destination Retirement Fund is made up of a number of underlying funds. In the first quarter, underlying equity fund performance was disappointing on an absolute basis, but not on a relative one. Select Large Cap Value Fund, Select Fundamental Value Fund and Select Mid Cap Growth Equity II Fund performed in line with their respective benchmarks. Select Aggressive Growth Fund was hurt by stock selection, particularly eBay. Select Growth Equity Fund did well by owning large positions in the winners – including Exxon Mobil and Johnson & Johnson – and by not owning the biggest losers – AIG, eBay and Microsoft. Select Emerging Growth Fund was hurt by large allocations to the biotechnology, Internet and technology sectors.

In the fixed income arena, investment-grade securities outperformed their below-investment-grade counterparts during the first quarter. The underlying bond funds performed in line with their respective indexes and peer groups, posting slightly negative absolute returns. The small allocation to high-yield securities in the Premier Diversified Bond Fund, which aided performance throughout 2004, hindered it somewhat in the first quarter.

In the second quarter, each of the Select Destination Retirement Funds gained at least 2.00% and performed in line with expectations, as those funds with higher stock exposure (Select Destination Retirement 2020, 2030 and 2040) underperformed those funds with greater bond exposure (Select Destination Retirement Income and 2010). During the period, among the stronger performers were the bond funds, including Premier Core Bond Fund and Premier Short-Duration Bond Fund. In addition, Select Aggressive Growth Fund had a very strong quarter of absolute performance, while Select Overseas Fund posted slightly negative returns that nonetheless beat its benchmark.

What is your outlook?
   Stock prices have held up remarkably well against the dual threats of rising interest rates and record-high crude oil prices, both of which can negatively impact company earnings. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

MassMutual Select Destination Retirement Series – Portfolio Manager Report (Continued)

MassMutual Select Destination

Retirement Income Fund

Asset Allocation

(% of Net Assets) on 6/30/05

Mutual Fund	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2010 Fund

Asset Allocation

(% of Net Assets) on 6/30/05

Mutual Fund	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2020 Fund

Asset Allocation

(% of Net Assets) on 6/30/05

Mutual Fund	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2030 Fund

Asset Allocation

(% of Net Assets) on 6/30/05

Mutual Fund	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2040 Fund

Asset Allocation

(% of Net Assets) on 6/30/05

Mutual Fund	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination Retirement Series – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Destination Retirement Income Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination Income Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement Income Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class S	1.45%	6.66%	5.43%
Class A	1.26%	6.20%	5.06%
Class A (sales load deducted)**	–4.56%	0.10%	1.00%
Class Y	1.35%	6.54%	5.42%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination Income Index	1.64%	7.58%	5.82%

Hypothetical Investments in MassMutual Select Destination Retirement Income Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination Income Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement Income Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class L	1.35%	6.47%	5.30%
Class N	1.06%	5.88%	4.71%
Class N (CDSC fees deducted)**	0.06%	4.88%	4.71%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination Income Index	1.64%	7.58%	5.82%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

* The custom benchmark $10,000 growth chart values commence on 1/1/04.

** Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Custom Destination Income Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Destination Retirement Series – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Destination Retirement 2010 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2010 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2010 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class S	1.14%	6.88%	5.92%
Class A	0.95%	6.47%	5.51%
Class A (sales load deducted)**	–4.86%	0.34%	1.43%
Class Y	1.14%	6.88%	5.85%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2010 Index	1.37%	7.94%	6.28%

Hypothetical Investments in MassMutual Select Destination Retirement 2010 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2010 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2010 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class L	1.04%	6.78%	5.78%
Class N	0.85%	6.19%	5.19%
Class N (CDSC fees deducted)**	–0.15%	5.19%	5.19%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2010 Index	1.37%	7.94%	6.28%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

* The custom benchmark $10,000 growth chart values commence on 1/1/04.

** Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Custom Destination 2010 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Destination Retirement Series – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Destination Retirement 2020 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2020 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2020 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class S	0.74%	7.35%	7.20%
Class A	0.56%	6.95%	6.79%
Class A (sales load deducted)**	–5.22%	0.80%	2.66%
Class Y	0.74%	7.24%	7.13%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2020 Index	0.91%	8.80%	7.22%

Hypothetical Investments in MassMutual Select Destination Retirement 2020 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2020 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2020 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class L	0.65%	7.24%	7.06%
Class N	0.46%	6.69%	6.49%
Class N (CDSC fees deducted)**	–0.54%	5.69%	6.49%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2020 Index	0.91%	8.80%	7.22%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

* The custom benchmark $10,000 growth chart values commence on 1/1/04.

** Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Custom Destination 2020 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Destination Retirement Series – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Destination Retirement 2030 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2030 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2030 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class S	0.09%	7.65%	8.36%
Class A	–0.09%	7.21%	7.93%
Class A (sales load deducted)**	–5.83%	1.04%	3.76%
Class Y	0.09%	7.54%	8.29%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2030 Index	0.24%	9.64%	8.26%

Hypothetical Investments in MassMutual Select Destination Retirement 2030 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2030 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2030 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class L	0.09%	7.54%	8.22%
Class N	–0.27%	6.89%	7.58%
Class N (CDSC fees deducted)**	–1.27%	5.89%	7.58%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2030 Index	0.24%	9.64%	8.26%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

* The custom benchmark $10,000 growth chart values commence on 1/1/04.

** Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Custom Destination 2030 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Destination Retirement Series – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Select Destination Retirement 2040 Fund Class S, Class A, Class A (sales load deducted), Class Y, the Custom Destination 2040 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2040 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class S	–0.27%	7.54%	8.77%
Class A	–0.53%	7.11%	8.34%
Class A (sales load deducted)**	–6.25%	0.95%	4.15%
Class Y	–0.27%	7.52%	8.76%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2040 Index	–0.16%	10.13%	8.85%

Hypothetical Investments in MassMutual Select Destination Retirement 2040 Fund Class L, Class N, Class N (CDSC fees deducted), the Custom Destination 2040 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Select Destination Retirement 2040 Fund
Total Return

	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Since Inception 12/31/03 - 6/30/05
Class L	–0.35%	7.33%	8.63%
Class N	–0.62%	6.78%	8.05%
Class N (CDSC fees deducted)**	–1.61%	5.78%	8.05%
S&P 500 Index	–0.81%	6.32%	6.69%
Lipper Balanced Fund Index	0.49%	7.11%	6.26%
Lehman Aggregate Bond Index	2.51%	6.80%	4.65%
Custom Destination 2040 Index	–0.16%	10.13%	8.85%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION*

* The custom benchmark $10,000 growth chart values commence on 1/1/04.

** Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Custom Destination 2040 Index, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 0.2%
Automotive & Parts
General Motors Corp., Series B, Convertible Preferred Stock	6,200	$115,072
TOTAL EQUITIES (Cost $111,379)		115,072
	Principal Amount
BONDS & NOTES - 101.4%
CORPORATE DEBT - 17.8%
AES Corp. 7.750% 03/01/2014	$280,000	303,800
AES Corp. 8.875% 02/15/2011	10,000	11,175
Altria Group, Inc. 7.000% 11/04/2013	185,000	207,033
Amerada Hess Corp. 7.300% 08/15/2031	190,000	229,248
Anheuser-Busch Cos., Inc. 4.950% 01/15/2014	70,000	72,711
AOL Time Warner, Inc. 6.875% 05/01/2012	215,000	242,611
AOL Time Warner, Inc. 7.700% 05/01/2032	95,000	120,177
Apache Finance Canada Corp. 4.375% 05/15/2015	155,000	154,685
ASIF Global Financng(b) 4.900% 01/17/2013	30,000	30,442
Bank of America Corp. 3.875% 01/15/2008	225,000	224,115
Banque Paribas - New York 6.875% 03/01/2009	110,000	119,581
ChevronTexaco Capital Co. 3.500% 09/17/2007	150,000	148,547
Citigroup, Inc. 4.125% 02/22/2010	240,000	239,148
Clear Channel Communications, Inc. 4.250% 05/15/2009	50,000	48,183
Clear Channel Communications, Inc. 5.500% 09/15/2014	150,000	142,269
Comcast Corp. 6.500% 01/15/2015	245,000	273,087

	Principal Amount	Market Value
Conoco, Inc. 6.950% 04/15/2029	$145,000	$182,166
Cox Communications, Inc. 3.875% 10/01/2008	75,000	73,420
Credit Suisse First Boston USA, Inc. 4.625% 01/15/2008	100,000	101,081
DaimlerChrysler North American Holding Corp. 4.050% 06/04/2008	150,000	147,703
Deutsche Telekom International Finance BV 5.250% 07/22/2013	50,000	51,911
Devon Energy Corp. 7.950% 04/15/2032	105,000	138,113
Dominion Resources, Inc. 4.750% 12/15/2010	30,000	30,182
Dominion Resources, Inc. 5.700% 09/17/2012	100,000	105,452
Duke Energy Corp. 5.625% 11/30/2012	145,000	153,815
Eastman Kodak Co. 3.625% 05/15/2008	60,000	57,720
Eastman Kodak Co. 7.250% 11/15/2013	80,000	84,108
El Paso Corp. 7.800% 08/01/2031	12,000	11,670
El Paso Natural Gas Co. 8.375% 06/15/2032	79,000	91,877
FirstEnergy Corp., Series B 6.450% 11/15/2011	70,000	76,484
FirstEnergy Corp., Series C 7.375% 11/15/2031	175,000	213,916
Ford Motor Co. 7.450% 07/16/2031	160,000	133,571
Ford Motor Credit Co. 4.950% 01/15/2008	110,000	104,931
Ford Motor Credit Co.(a) 6.625% 06/16/2008	100,000	98,765
Ford Motor Credit Co. 7.250% 10/25/2011	80,000	76,981
Ford Motor Credit Co. 7.375% 10/28/2009	615,000	600,970
Ford Motor Credit Co. 7.375% 02/01/2011	130,000	126,634
General Electric Capital Corp. 4.250% 01/15/2008	185,000	185,715

	Principal Amount	Market Value
General Motors Acceptance Corp. 5.625% 05/15/2009	$430,000	$402,692
General Motors Acceptance Corp. 6.125% 02/01/2007	30,000	29,794
General Motors Acceptance Corp. 6.125% 08/28/2007	160,000	158,355
General Motors Acceptance Corp. 6.125% 09/15/2006	30,000	30,021
General Motors Acceptance Corp. 6.150% 04/05/2007	30,000	29,844
General Motors Acceptance Corp. 6.311% 11/30/2007	50,000	48,434
General Motors Acceptance Corp. 7.750% 01/19/2010	70,000	68,428
General Motors Corp. 8.250% 07/15/2023	80,000	66,200
General Motors Corp. 8.375% 07/05/2033	40,000	39,663
General Motors Corp.(a) 8.375% 07/15/2033	120,000	100,200
Goldman Sachs Group, Inc. 4.125% 01/15/2008	115,000	114,934
Goldman Sachs Group, Inc. 4.500% 06/15/2010	60,000	60,194
HCA, Inc. 5.750% 03/15/2014	30,000	29,868
HCA, Inc. 6.250% 02/15/2013	80,000	81,769
HCA, Inc. 6.375% 01/15/2015	170,000	176,393
Household Finance Corp. Series MTN 4.125% 11/16/2009	245,000	242,352
International Paper Co. 5.500% 01/15/2014	75,000	76,584
Kerr - McGee Corp. 7.875% 09/15/2031	180,000	204,968
Kraft Foods, Inc. 5.625% 11/01/2011	140,000	148,515
Lehman Brothers Holdings, Inc. 4.000% 01/22/2008	125,000	124,553

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Liberty Media Corp. 5.700% 05/15/2013	$20,000	$18,602
Morgan Stanley 3.625% 04/01/2008	200,000	196,899
News America, Inc. 6.200% 12/15/2034	50,000	52,475
OAO Gazprom(b) 9.625% 03/01/2013	20,000	24,525
Oncor Electric Delivery Co. 6.375% 01/15/2015	45,000	49,880
Pacific Gas & Electric Co. 6.050% 03/01/2034	110,000	121,230
Rabobank Capital Fund II(b) 5.260% 12/31/2049	10,000	10,287
Rabobank Capital Funding Trust(b) 5.254% 12/31/2049	20,000	20,515
Sprint Capital Corp. 6.000% 01/15/2007	310,000	317,671
Sprint Capital Corp. 8.375% 03/15/2012	30,000	36,085
Tenet Healthcare Corp.(b) 9.250% 02/01/2015	244,000	253,150
Tennessee Valley Authority 4.650% 06/15/2035	60,000	60,105
TXU Corp.(b) 6.550% 11/15/2034	160,000	157,140
Tyco International Group SA 6.000% 11/15/2013	230,000	250,124
Tyco International Group SA 6.375% 10/15/2011	115,000	126,305
Tyco International Group SA 6.875% 01/15/2029	70,000	83,555
Verizon Global Funding Corp. 7.375% 09/01/2012	170,000	198,644
Waste Management, Inc. 6.375% 11/15/2012	115,000	125,565
Waste Management, Inc. 6.500% 11/15/2008	60,000	63,735
Wells Fargo & Co. 4.200% 01/15/2010	115,000	114,939
Weyerhaeuser Co. 6.750% 03/15/2012	245,000	269,559
Williams Cos., Inc. 7.750% 06/15/2031	210,000	231,525
XTO Energy, Inc. 6.250% 04/15/2013	115,000	124,457
TOTAL CORPORATE DEBT (Cost $10,491,220)		10,554,730

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%
Collateralized Mortgage Obligations
AAA Trust, Series 2005-2, Class A1(b) 3.414% 11/26/2035	$698,014	$697,959
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 3.490% 07/20/2035	498,657	498,603
Delta Funding Home Equity Loan Trust, Series 1998-1, Class A6F 6.340% 12/15/2028	221,337	223,516
Equifirst Mortgage Loan Trust, Series 2005-1, Class A1 3.374% 04/25/2035	451,979	451,767
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 07/10/2039	200,000	202,423
GSAA Trust, Series 2005-7, Class AV1 3.436% 07/25/2035	500,000	499,940
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 07/15/2030	140,000	141,838
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 07/15/2030	100,000	101,156
MSDWCC Heloc Trust, Series 2005-1, Class A 3.504% 07/25/2017	67,487	67,518
Washington Mutual, Inc., Series 2005-AR8, Class 1A1A(c) 0.000% 07/25/2045	400,000	399,948
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,282,143)		3,284,668

	Principal Amount		Market Value
SOVEREIGN DEBT OBLIGATIONS - 9.7%
Bundesobligation 3.250% 04/17/2009	EUR	1,100,000	$1,371,393
Canada Government 4.000% 12/01/2031	CAD	128,351	149,838
Commonwealth of Australia 5.250% 08/15/2010	AUD	340,000	260,137
French Republic 3.000% 07/25/2009	EUR	332,700	441,556
Republic of Brazil 4.313% 04/15/2012		49,412	47,530
Republic of Brazil 8.000% 04/15/2014		116,104	118,925
Republic of Brazil 10.125% 05/15/2027		130,000	150,605
Republic of Brazil 11.000% 08/17/2040		80,000	96,240
Republic of Brazil 14.500% 10/15/2009		170,000	221,000
Republic of Bulgaria(b) 8.250% 01/15/2015		110,000	138,188
Republic of Colombia 10.500% 07/09/2010		30,000	35,700
Republic of Colombia 11.750% 02/25/2020		70,000	92,050
Republic of Germany 4.250% 01/04/2014	EUR	460,000	607,048
Republic of Hungary 8.250% 10/12/2009	HUF	42,960,000	223,086
Republic of Panama 9.625% 02/08/2011		20,000	23,900
Republic of Panama 10.750% 05/15/2020		80,000	108,400
Republic of Peru 5.000% 03/07/2017		51,000	48,578
Republic of Peru 8.750% 11/21/2033		50,000	56,375
Russian Federation 5.000% 03/31/2030		560,000	625,184
United Mexican States 7.500% 04/08/2033		480,000	550,800
United Mexican States 8.300% 08/15/2031		100,000	124,500
United Mexican States 8.375% 01/14/2011		190,000	221,160
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,789,882)			5,712,193

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.1%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.9%
Pass-Through Securities
Federal Home Loan Bank 4.125% 04/18/2008	$50,000	$50,146
Federal Home Loan Bank 4.375% 03/17/2010	60,000	60,603
FHLMC Gold TBA(c) 5.000% 07/01/2019	400,000	404,438
Total Pass-Through Securities		515,187
Federal National Mortgage Association (FNMA) - 11.6%
Pass-Through Securities
FNMA 3.310% 01/26/2007	110,000	109,041
FNMA 3.875% 07/15/2008	120,000	119,569
FNMA 4.610% 10/10/2013	260,000	255,237
FNMA(c) 5.500% 07/01/2019	200,000	205,250
FNMA TBA(c) 5.000% 07/01/2034	2,200,000	2,199,828
FNMA TBA(c) 5.500% 08/01/2019- 07/01/2034	1,300,000	1,318,821
FNMA TBA(c) 6.000% 07/01/2035	1,300,000	1,332,805
FNMA TBA(c) 6.500% 07/01/2035	1,300,000	1,345,297
Total Pass-Through Securities		6,885,848
Government National Mortgage Association (GNMA) - 9.6%
Pass-Through Securities
GNMA(c) 5.000% 07/01/2034	1,500,000	1,511,367
GNMA(c) 5.500% 07/01/2034	400,000	408,406
GNMA TBA(c) 6.000% 07/01/2034	2,700,000	2,784,164
GNMA TBA(c) 6.500% 07/01/2034	900,000	939,797
Total Pass-Through Securities		5,643,734
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,025,079)		13,044,769

	Principal Amount	Market Value
U.S. TREASURY OBLIGATIONS - 46.2%
U.S. Treasury Bonds - 10.3%
U.S. Treasury Bond 4.000% 02/15/2015	$320,000	$321,200
U.S. Treasury Bond(a) 4.125% 05/15/2015	810,000	822,023
U.S. Treasury Bond 5.250% 02/15/2029	30,000	34,317
U.S. Treasury Bond(a) 5.375% 02/15/2031	1,790,000	2,112,200
U.S. Treasury Bond(d) 6.250% 05/15/2030	1,000,000	1,302,813
U.S. Treasury Inflation Index 1.625% 01/15/2015	10,595	10,553
U.S. Treasury Inflation Index 2.375% 01/15/2025	1,300,509	1,430,966
U.S. Treasury Inflation Index 3.875% 04/15/2029	35,504	50,033
Total U.S. Treasury Bonds		6,084,105
U.S. Treasury Notes - 35.4%
U.S. Treasury Inflation Index 0.875% 04/15/2010	2,568,742	2,506,731
U.S. Treasury Inflation Index 3.375% 01/15/2007	196,478	202,864
U.S. Treasury Inflation Index 3.625% 01/15/2008	156,556	165,742
U.S. Treasury Inflation Index 3.875% 01/15/2009	59,316	64,566
U.S. Treasury Note 1.875% 12/31/2005	50,000	49,625
U.S. Treasury Note(d) 2.500% 09/30/2006	9,720,000	9,590,907
U.S. Treasury Note 3.000% 12/31/2006	720,000	713,419
U.S. Treasury Note 3.000% 02/15/2008	10,000	9,838
U.S. Treasury Note 3.125% 01/31/2007	120,000	119,053
U.S. Treasury Note(a) 3.500% 12/15/2009	600,000	594,469
U.S. Treasury Note 3.625% 04/30/2007	110,000	109,940
U.S. Treasury Note 3.625% 01/15/2010	490,000	487,703

	Principal Amount	Market Value
U.S. Treasury Note 3.625% 06/15/2010	$370,000	$368,786
U.S. Treasury Note(a) 3.875% 05/15/2010	5,910,000	5,944,629
Total U.S. Treasury Notes		20,928,272
U.S. Treasury Strips - 0.5%
U.S. Treasury Strips 0.000% 11/15/2021	640,000	315,615
U.S. Treasury Strips 0.000% 11/15/2027	60,000	22,867
Total U.S. Treasury Strips		338,482
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,066,940)		27,350,859
TOTAL BONDS & NOTES (Cost $59,655,264)		59,947,219
OPTIONS - 0.1%
1 Year Eurodollar Futures, September 2005 Call, Expires 9/16/2005, Strike 96.25	10,000	750
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96	47,500	7,719
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96.25	2,500	94
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96.50	10,000	75
90 Day Eurodollar Futures, September 2005 Put, Expires 9/19/2005, Srtike 95.00	2,500	6
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94	7,500	19

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Eurodollar Future Options, March 2006 Call, Expires 3/13/2006, Strike 95	$25,000	$25,250
Eurodollar Future Options, March 2006 Put, Expires 3/13/2006, Strike 96	20,000	4,100
Eurodollar Future Options, September 2005 Call, Expires 9/19/2005, Strike 95.75	7,500	3,000
Eurodollar Option, March 2006 Call, Expires 3/13/2006, Strike 96.25	20,000	2,250
OTC Call, Exp: 7/7/2005, Strike 101.45	120,000	240
U.S. 10 Year Future Options, September 2005 Put, Expires 8/26/2005, Strike 113	10,000	7,031
U.S. 5 Year Future Options, September 2005 Put, Expires 8/26/2005, Strike 104	47,000	734
U.S. Bond Future Options, September 2005 Call, Expires 8/26/2005, Strike 116	1,000	3,266
U.S. Bond Future Options, September 2005 Call, Expires 8/26/2005, Strike 118	2,000	3,812
TOTAL OPTIONS (Cost $69,680)		58,346
TOTAL LONG TERM INVESTMENTS (Cost $59,836,323)		60,120,637
SHORT-TERM INVESTMENTS - 17.0%
Cash Equivalents - 5.7%(f)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	35,860	35,860
American Beacon Money Market Fund	96,805	96,805
Bank of America Bank Note 3.270% 07/18/2005	49,635	49,635
Bank of America Bank Note 3.270% 08/30/2005	92,179	92,179

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	$136,530	$136,530
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	70,907	70,907
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	71,443	71,443
BGI Institutional Money Market Fund	278,289	278,289
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	49,635	49,635
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	42,544	42,544
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	42,544	42,544
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	98,547	98,547
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	35,454	35,454
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	35,454	35,454
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	87,560	87,560
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	12,778	12,778
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	49,331	49,331
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	50,049	50,049
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	70,907	70,907
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	56,726	56,726
Freddie Mac Discount Note 3.208% 07/26/2005	34,955	34,955
Freddie Mac Discount Note 3.244% 08/16/2005	85,088	85,088
General Electric Capital Corp 3.252% 07/06/2005	70,907	70,907

	Principal Amount	Market Value
General Electric Capital Corp 3.253% 07/08/2005	$56,726	$56,726
Goldman Sachs Financial Square Prime Obligations Money Market Fund	64,747	64,747
Harris Trust & Savings Bank 3.295% 11/04/2005	67,911	67,911
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	35,454	35,454
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	42,544	42,544
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	70,907	70,907
Merrimac Cash Fund, Premium Class	112,421	112,421
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	141,814	141,814
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	28,363	28,363
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	85,088	85,088
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	55,060	55,060
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	25,527	25,527
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	70,907	70,907
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	57,372	57,372
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	42,544	42,544
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	70,907	70,907
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	77,998	77,998
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	56,726	56,726

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	$56,726	$56,726
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	28,363	28,363
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	46,932	46,932
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	70,907	70,907
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	70,907	70,907
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	21,272	21,272
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	70,907	70,907
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	35,454	35,454
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	70,907	70,907
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	70,907	70,907
		3,360,425
Commercial Paper - 0.5%
FNMA Discount Note(e) 3.390% 12/05/2005	315,000	310,343
Repurchase Agreement - 10.8%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(a)	6,396,599	6,396,599
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		10,067,367
TOTAL INVESTMENTS - 118.7% (Cost $69,903,690)(h)		70,188,004
Other Assets/ (Liabilities) - (18.7%)		(11,035,853)
NET ASSETS - 100.0%		$59,152,151

Notes to Portfolio of Investments

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

HUF - Hungarian Forint

MTN - Medium Term Note

TBA - To be announced

(a)  Denotes all or a portion of security on loan.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $1,332,206 or 2.3% of net assets.

(c)  A portion of this security is purchased on a forward commitment basis (Note 2).

(d)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(e)  This security is held as collateral for open futures contracts. (Note 2).

(f)  Represents investments of security lending collateral. (Note 2).

(g)  Maturity value $6,396,957. Collateralized by U.S. Government Agency obligations with rates of 3.814% - 5.875%, maturity dates of 09/25/2023 - 10/25/2032, and an aggregate market value, including accrued interest, of $6,716,430.

(h)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 56.0%
Advertising - 0.3%
Interpublic Group of Companies, Inc.(a)	60,000	$730,800
Aerospace & Defense - 2.3%
Boeing Co.	24,900	1,643,400
Honeywell International, Inc.	38,800	1,421,244
Raytheon Co.	65,500	2,562,360
		5,627,004
Air Transportation - 0.8%
Southwest Airlines Co.	139,000	1,936,270
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1989(a)	30,000	12,600
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1993(a)	100,000	40,000
		1,988,870
Automotive & Parts - 0.3%
BorgWarner, Inc.(b)	12,500	670,875
General Motors Corp., Series B, Convertible Preferred Stock	4,200	77,952
		748,827
Banking, Savings & Loans - 2.7%
Bank of New York Co., Inc.	30,000	863,400
Fannie Mae, Preferred Stock	4,600	255,530
Fannie Mae, Convertible Preferred Stock	2	194,811
JP Morgan Chase & Co.	67,440	2,381,981
Mitsubishi Tokyo Financial Group, Inc.	216	1,837,176
State Street Corp.	23,300	1,124,225
		6,657,123
Beverages - 0.7%
Molson Coors Brewing Co., Class B	4,700	291,400
PepsiCo, Inc.	26,300	1,418,359
		1,709,759
Broadcasting, Publishing & Printing - 3.4%
Clear Channel Communications, Inc.	21,200	655,716

	Number of Shares	Market Value
Comcast Corp. Special, Class A(a)	57,400	$1,719,130
IAC/InterActiveCorp(a) (b)	25,300	608,465
Pearson PLC	60,500	714,072
Time Warner, Inc.(a)	147,200	2,459,712
Viacom, Inc., Class B	66,400	2,126,128
		8,283,223
Chemicals - 2.0%
Dow Chemical Co.	42,400	1,888,072
Du Pont (E.I.) de Nemours & Co.	30,100	1,294,601
Engelhard Corp.	58,100	1,658,755
WGI Heavy Minerals, Inc.(a)	32,500	57,525
		4,898,953
Commercial Services - 0.1%
Ikon Office Solutions, Inc.	37,400	355,674
Communications - 1.7%
Lucent Technologies, Inc.(a)	585,000	1,702,350
Nokia Oyj Sponsored ADR (Finland)	74,200	1,234,688
SBC Communications, Inc.	55,900	1,327,625
		4,264,663
Communications Equipment - 0.7%
Motorola, Inc.	96,400	1,760,264
Computer Maintenance & Repair - 0.4%
Electronics for Imaging, Inc.(a) (b)	42,000	883,680
Computer Programming Services - 0.1%
RealNetworks, Inc.(a)	29,300	145,621
Computers & Information - 1.8%
Cisco Systems, Inc.(a)	61,700	1,179,087
International Business Machines Corp.	16,400	1,216,880
Solectron Corp.(a)	514,319	1,949,269
		4,345,236
Electrical Equipment & Electronics - 2.6%
Maxwell Technologies, Inc.(a)	21,700	264,523
Novellus Systems, Inc.(a)	17,800	439,838
Samsung Electronics Co. Limited GDR (Korea)(c)	7,000	1,672,956
Taiwan Semiconductor Manufacturing Co. Limited Sponsored ADR (Taiwan)	245,051	2,234,866

	Number of Shares	Market Value
Texas Instruments, Inc.	62,400	$1,751,568
		6,363,751
Energy - 7.3%
Anadarko Petroleum Corp.	26,900	2,209,835
BP PLC Sponsored ADR (United Kingdom)	6,400	399,232
Canadian Natural Resources Limited	30,000	1,091,400
Chevron Corp.	39,500	2,208,840
ConocoPhillips	8,200	471,418
Dynegy, Inc., Class A(a)	13,200	64,152
Exxon Mobil Corp.	19,200	1,103,424
GlobalSantaFe Corp.	64,000	2,611,200
Halliburton Co.	45,500	2,175,810
Murphy Oil Corp.(b)	72,800	3,802,344
The Williams Companies, Inc.	93,000	1,767,000
		17,904,655
Entertainment & Leisure - 1.6%
News Corp., Inc., Class B(b)	129,800	2,188,428
The Walt Disney Co.	67,500	1,699,650
		3,888,078
Financial Services - 3.2%
American Express Co.	45,000	2,395,350
Digital Realty Trust, Inc. REIT	29,600	514,448
MBNA Corp.	75,400	1,972,464
Merrill Lynch & Co., Inc.	30,400	1,672,304
Morgan Stanley	26,900	1,411,443
		7,966,009
Foods - 1.7%
Safeway, Inc.(b)	83,500	1,886,265
Unilever PLC	91,100	880,634
Unilever PLC, Sponsored ADR (United Kingdom)	38,000	1,476,300
		4,243,199
Forest Products & Paper - 0.7%
Weyerhaeuser Co.	27,500	1,750,375
Healthcare - 1.2%
Enzo Biochem, Inc.(a) (b)	58,380	1,046,753
GlaxoSmithKline PLC ADR (United Kingdom)	41,200	1,998,612
		3,045,365

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Industrial – Diversified - 0.6%
Tyco International Limited	48,400	$1,413,280
Insurance - 4.9%
Ambac Financial Group, Inc.	21,200	1,478,912
American International Group, Inc.	27,700	1,609,370
Chubb Corp.	29,500	2,525,495
The Hartford Financial Services Group, Inc.(b)	25,400	1,899,412
MGIC Investment Corp.	26,400	1,721,808
The PMI Group, Inc.	72,200	2,814,356
United American Healthcare Corp.(a)	700	1,540
		12,050,893
Machinery & Components - 1.5%
Baker Hughes, Inc.	32,300	1,652,468
Caterpillar, Inc.	21,600	2,058,696
		3,711,164
Manufacturing - 0.6%
Applied Materials, Inc.	89,200	1,443,256
Medical Supplies - 0.7%
Agilent Technologies, Inc.(a) (b)	66,100	1,521,622
Boston Scientific Corp.(a)	7,700	207,900
		1,729,522
Metals & Mining - 2.1%
Alcoa, Inc.	79,100	2,066,883
Allegheny Technologies, Inc.	15,300	337,518
Newmont Mining Corp.	38,400	1,498,752
RTI International Metals, Inc.(a)	36,510	1,146,779
		5,049,932
Pharmaceuticals - 4.9%
Abbott Laboratories	49,000	2,401,490
Amgen, Inc.(a)	12,100	731,566
Aphton Corp.(a) (b)	109,400	80,956
Bentley Pharmaceuticals, Inc.(a)	24,300	266,085
Eli Lilly & Co.	6,400	356,544
Johnson & Johnson	42,200	2,743,000
Novartis AG ADR (Switzerland)	29,100	1,380,504
Pfizer, Inc.	71,000	1,958,180
Wyeth	48,200	2,144,900
		12,063,225

	Number of Shares	Market Value
Prepackaged Software - 1.4%
Micromuse, Inc.(a)	118,900	$672,974
Microsoft Corp.	108,100	2,685,204
		3,358,178
Retail - 1.0%
Costco Wholesale Corp.	15,500	694,710
The Home Depot, Inc.	43,000	1,672,700
		2,367,410
Telephone Utilities - 0.8%
Vodafone Group PLC Sponsored ADR (United Kingdom)	84,500	2,055,040
Toys, Games - 1.2%
Hasbro, Inc.	81,000	1,683,990
Mattel, Inc.	75,300	1,377,990
		3,061,980
Transportation - 0.7%
Carnival Corp.	32,100	1,751,055
TOTAL EQUITIES (Cost $132,462,475)		137,616,064
	Principal Amount
BONDS & NOTES - 42.1%
ASSET BACKED SECURITIES - 0.5%
Credit-Based Asset Servicing and Securitization, Series 2004-RP1, Class A2(c) 3.464% 05/25/2050	$206,737	206,857
MBNA Master Credit Card Trust, Series 2002-3A, Class A 3.460% 09/15/2014	260,000	262,600
Nissan Auto Receivables Owner Trust, Series 2002-B, Class A4 4.600% 09/17/2007	301,565	302,178
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A 3.684% 09/27/2032	433,667	434,310
TOTAL ASSET BACKED SECURITIES (Cost $1,212,342)		1,205,945

	Principal Amount	Market Value
CORPORATE DEBT - 7.9%
AES Corp. 7.750% 03/01/2014	$520,000	$564,200
AES Corp. 8.875% 02/15/2011	10,000	11,175
Altria Group, Inc. 7.000% 11/04/2013	325,000	363,707
Amerada Hess Corp.(b) 7.300% 08/15/2031	330,000	398,167
Anadarko Finance Co. 6.750% 05/01/2011	205,000	227,777
Anheuser-Busch Cos., Inc. 4.950% 01/15/2014	265,000	275,265
AOL Time Warner, Inc. 6.875% 05/01/2012	355,000	400,589
AOL Time Warner, Inc. 7.700% 05/01/2032	185,000	234,029
ASIF Global Financng(c) 4.900% 01/17/2013	50,000	50,737
Bank of America Corp. 3.875% 01/15/2008	345,000	343,643
Bank One Corp. 2.625% 06/30/2008	545,000	521,312
Bank One Corp. 6.500% 02/01/2006	370,000	375,659
Banque Paribas - New York 6.875% 03/01/2009	170,000	184,807
BellSouth Corp. 4.750% 11/15/2012	50,000	50,262
British Telecom PLC 8.125% 12/15/2010	160,000	189,438
ChevronTexaco Capital Co. 3.500% 09/17/2007	230,000	227,771
Citigroup, Inc. 4.125% 02/22/2010	370,000	368,687
Clear Channel Communications, Inc. 4.250% 05/15/2009	50,000	48,183
Clear Channel Communications, Inc. 5.500% 09/15/2014	230,000	218,145
The Cleveland Electric Illuminating Co. 5.650% 12/15/2013	40,000	42,069
Comcast Corp. 6.500% 01/15/2015	395,000	440,283
Conoco Funding Co. 6.350% 10/15/2011	40,000	44,292
Conoco, Inc. 6.950% 04/15/2029	235,000	295,234
ConocoPhillips Co. 4.750% 10/15/2012	150,000	153,500

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Corporacion Nacional del Cobre(c) 4.750% 10/15/2014	$100,000	$98,856
Cox Communications, Inc. 3.875% 10/01/2008	120,000	117,473
DaimlerChrysler NA Holding Corp. 7.200% 09/01/2009	80,000	87,082
DaimlerChrysler North American Holding Corp. 4.050% 06/04/2008	155,000	152,626
Deutsche Telekom International Finance BV 5.250% 07/22/2013	75,000	77,867
Devon Energy Corp. 7.950% 04/15/2032	190,000	249,919
Dominion Resources, Inc. 4.750% 12/15/2010	40,000	40,243
Dominion Resources, Inc. 5.700% 09/17/2012	165,000	173,996
Duke Energy Corp. 5.625% 11/30/2012	225,000	238,678
Dynegy Holdings, Inc. 8.750% 02/15/2012	20,000	21,800
Eastman Kodak Co. 3.625% 05/15/2008	130,000	125,060
Eastman Kodak Co. 7.250% 11/15/2013	160,000	168,216
El Paso Corp. 7.750% 01/15/2032	40,000	39,000
El Paso Corp. 7.800% 08/01/2031	96,000	93,360
El Paso Natural Gas Co. 8.375% 06/15/2032	168,000	195,384
Export-Import Bank of Korea(c) 5.250% 02/10/2014	5,000	5,177
FirstEnergy Corp., Series B 6.450% 11/15/2011	60,000	65,558
FirstEnergy Corp., Series C 7.375% 11/15/2031	315,000	385,049
Ford Motor Co. 7.450% 07/16/2031	190,000	158,615
Ford Motor Credit Co. 4.950% 01/15/2008	150,000	143,088
Ford Motor Credit Co. 6.625% 06/16/2008	685,000	676,539
Ford Motor Credit Co. 7.375% 10/28/2009	500,000	488,593
Ford Motor Credit Co. 7.375% 02/01/2011	120,000	116,892

	Principal Amount	Market Value
General Electric Capital Corp. 4.250% 01/15/2008	$290,000	$291,121
General Electric Capital Corp., Series A 3.670% 09/15/2014	380,000	382,138
General Motors Acceptance Corp. 5.625% 05/15/2009	610,000	571,261
General Motors Acceptance Corp. 6.125% 02/01/2007	10,000	9,931
General Motors Acceptance Corp. 6.125% 08/28/2007	180,000	178,149
General Motors Acceptance Corp. 6.150% 04/05/2007	80,000	79,584
General Motors Acceptance Corp. 6.311% 11/30/2007	80,000	77,494
General Motors Acceptance Corp. 7.750% 01/19/2010	140,000	136,856
General Motors Corp. 8.375% 07/05/2033	90,000	89,241
General Motors Corp.(b) 8.375% 07/15/2033	260,000	217,100
Goldman Sachs Group, Inc. 4.125% 01/15/2008	165,000	164,905
Goldman Sachs Group, Inc. 4.500% 06/15/2010	100,000	100,323
HCA, Inc. 5.750% 03/15/2014	60,000	59,735
HCA, Inc. 6.250% 02/15/2013	150,000	153,317
HCA, Inc. 6.375% 01/15/2015	320,000	332,035
HCA, Inc., Note 7.690% 06/15/2025	10,000	10,714
Household Finance Corp. Series MTN 4.125% 11/16/2009	375,000	370,947
Intelsat Limited 6.500% 11/01/2013	30,000	24,300
International Paper Co. 5.500% 01/15/2014	115,000	117,429
Kerr - McGee Corp. 7.875% 09/15/2031	160,000	182,193
Kraft Foods, Inc. 5.625% 11/01/2011	210,000	222,773

	Principal Amount	Market Value
Lehman Brothers Holdings, Inc. 4.000% 01/22/2008	$190,000	$189,321
Liberty Media Corp. 5.700% 05/15/2013	30,000	27,903
Morgan Stanley 3.625% 04/01/2008	310,000	305,194
News America, Inc. 6.200% 12/15/2034	50,000	52,475
Northrop Grumman Corp. 4.079% 11/16/2006	80,000	79,769
OAO Gazprom(c) 9.625% 03/01/2013	30,000	36,788
OAO Gazprom Registered Shares 9.625% 03/01/2013	10,000	12,240
Oncor Electric Delivery Co. 6.375% 01/15/2015	70,000	77,592
Pacific Gas & Electric Co. 3.820% 04/03/2006	1,000	1,000
Pacific Gas & Electric Co. 6.050% 03/01/2034	220,000	242,460
Philip Morris Cos., Inc. 7.750% 01/15/2027	10,000	12,008
Qwest Capital Funding, Inc. 7.250% 02/15/2011	20,000	19,150
Qwest Capital Funding, Inc.(b) 7.750% 02/15/2031	30,000	25,875
Qwest Communications International, Inc., Series B(c) 7.500% 02/15/2014	20,000	18,925
Qwest Corp. 8.875% 03/15/2012	10,000	10,875
Rabobank Capital Fund II(c) 5.260% 12/31/2049	10,000	10,287
Rabobank Capital Funding Trust(c) 5.254% 12/31/2049	120,000	123,089
SBC Communications, Inc. 5.100% 09/15/2014	110,000	112,471
SLM Corp. 4.270% 04/01/2009	10,000	9,830
Sprint Capital Corp. 4.780% 08/17/2006	65,000	65,474
Sprint Capital Corp. 6.000% 01/15/2007	480,000	491,878
Sprint Capital Corp. 8.375% 03/15/2012	50,000	60,141
Target Corp. 5.400% 10/01/2008	255,000	265,163

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Telecom Italia Capital SA(c) 4.950% 09/30/2014	$120,000	$118,817
Tenet Healthcare Corp.(c) 9.250% 02/01/2015	496,000	514,600
Tennessee Valley Authority 4.650% 06/15/2035	110,000	110,192
TXU Corp.(c) 6.550% 11/15/2034	270,000	265,173
TXU Energy Co. LLC 3.920% 01/17/2006	40,000	39,989
Tyco International Group SA(b) 6.375% 10/15/2011	180,000	197,695
Tyco International Group SA 6.875% 01/15/2029	500,000	596,819
U.S. West Communications, Inc. 5.625% 11/15/2008	30,000	29,475
Verizon Global Funding Corp. 7.375% 09/01/2012	50,000	58,425
Wal-Mart Stores, Inc. 3.375% 10/01/2008	315,000	308,817
Waste Management, Inc. 6.375% 11/15/2012	175,000	191,078
Waste Management, Inc. 6.500% 11/15/2008	110,000	116,847
Wells Fargo & Co. 4.200% 01/15/2010	180,000	179,905
Weyerhaeuser Co. 6.750% 03/15/2012	385,000	423,592
Williams Cos., Inc. Series A 7.500% 01/15/2031	290,000	313,925
XTO Energy, Inc. 6.250% 04/15/2013	30,000	32,467
XTO Energy, Inc. 7.500% 04/15/2012	50,000	57,507
TOTAL CORPORATE DEBT (Cost $19,261,733)		19,524,779
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%
Collateralized Mortgage Obligations
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A 3.869% 09/25/2027	80,320	80,324

	Principal Amount	Market Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 3.515% 06/25/2034	$400,000	$388,539
Chase Commercial Mortgage Securities Corp., Series 2000-FL1, Class A(c) 3.490% 12/12/2013	47,895	47,887
CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class A2(c) 7.000% 06/02/2033	200,000	209,427
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 07/10/2039	300,000	303,635
Household Home Equity Loan Trust, Series 2002-4, Class A 3.810% 10/20/2032	80,151	80,255
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 07/15/2030	210,000	210,687
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 07/15/2030	200,000	200,720
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X IO(c) 1.627% 05/28/2040	2,588,317	159,673
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3(c) 7.000% 08/25/2034	454,843	478,718
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 4.670% 05/25/2029	594,084	602,958
MSDWCC Heloc Trust, Series 2005-1, Class A 3.504% 07/25/2017	141,127	141,193
Mutual Fund Fee Trust, Series 2000-3 9.070% 07/01/2008	687,435	184,088

	Principal Amount		Market Value
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class A11 3.634% 08/25/2032		$62,754	$62,813
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A 2.233% 11/25/2042		276,965	277,493
UCFC Home Equity Loan, Series 1998-D, Cl. MF1 6.905% 04/15/2030		178,137	181,201
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034		340,817	348,924
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,046,594)			3,958,535
SOVEREIGN DEBT OBLIGATIONS - 3.9%
Canada Government 4.000% 12/01/2031	CAD	233,366	272,432
Commonwealth of Australia 5.250% 08/15/2010	AUD	630,000	482,019
French Republic 3.000% 07/25/2009	EUR	1,375,160	1,825,099
Kingdom of the Netherlands 4.250% 07/15/2013	EUR	910,000	1,197,292
Republic of Brazil 4.313% 04/15/2012		115,296	110,903
Republic of Brazil 8.000% 04/15/2014		211,099	216,228
Republic of Brazil 10.125% 05/15/2027		150,000	173,775
Republic of Brazil 11.000% 08/17/2040		160,000	192,480
Republic of Brazil 14.500% 10/15/2009		330,000	429,000
Republic of Bulgaria 8.250% 01/15/2015		230,000	289,251
Republic of Colombia 10.500% 07/09/2010		60,000	71,400
Republic of Colombia 11.750% 02/25/2020		100,000	131,500
Republic of Germany 4.250% 01/04/2014	EUR	200,000	263,934
Republic of Germany 5.000% 01/04/2012	EUR	270,000	368,775

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Republic of Panama 9.375% 01/16/2023	$40,000	$49,400
Republic of Panama 9.625% 02/08/2011	50,000	59,750
Republic of Panama 10.750% 05/15/2020	80,000	108,400
Republic of Peru 5.000% 03/07/2017	102,000	97,155
Republic of Peru 8.750% 11/21/2033	130,000	146,575
Russian Federation 5.000% 03/31/2030	1,150,000	1,283,860
United Mexican States 7.500% 04/08/2033	570,000	654,075
United Mexican States 8.300% 08/15/2031	120,000	149,400
United Mexican States 8.375% 01/14/2011	330,000	384,120
United Mexican States 11.500% 05/15/2026	340,000	545,700
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,252,708)		9,502,523
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.4%
Federal Home Loan Mortgage Corporation (FHLMC) - 1.2%
Pass-Through Securities
Federal Home Loan Bank 2.750% 05/15/2006	220,000	217,970
Federal Home Loan Bank 3.003% 10/05/2005	910,000	910,050
Federal Home Loan Bank 4.125% 04/18/2008	110,000	110,322
Federal Home Loan Bank 4.375% 03/17/2010	120,000	121,207
FHLMC TBA(d) 5.000% 07/01/2019	1,600,000	1,617,750
Total Pass-Through Securities		2,977,299
Federal National Mortgage Association (FNMA) - 5.8%
Pass-Through Securities
FNMA 2.800% 03/01/2019	20,000	19,893
FNMA 3.000% 04/26/2019	440,000	437,561
FNMA 3.310% 01/26/2007	220,000	218,082
FNMA 3.875% 07/15/2008	210,000	209,246
FNMA 4.610% 10/10/2013	500,000	490,841

	Principal Amount	Market Value
FNMA TBA(d) 5.000% 07/01/2034	$3,800,000	$3,799,703
FNMA TBA(d) 5.500% 07/01/2034	2,400,000	2,432,625
FNMA TBA(d) 6.000% 07/01/2035	3,800,000	3,895,891
FNMA TBA(d) 6.500% 07/01/2035	2,700,000	2,794,078
Total Pass-Through Securities		14,297,920
Government National Mortgage Association (GNMA) - 3.4%
Pass-Through Securities
GNMA 5.000% 05/15/2034	3,748,462	3,789,021
GNMA 6.000% 02/15/2032- 03/15/2033	1,693,737	1,750,953
GNMA TBA(d) 6.000% 07/01/2034	2,000,000	2,062,344
GNMA TBA(d) 6.500% 07/01/2034	600,000	626,531
Total Pass-Through Securities		8,228,849
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,325,009)		25,504,068
U.S. TREASURY OBLIGATIONS - 17.7%
U.S. Treasury Bonds - 4.1%
U.S. Treasury Bond 4.000% 02/15/2015	1,650,000	1,656,188
U.S. Treasury Bond 4.125% 05/15/2015	1,350,000	1,370,039
U.S. Treasury Bond 5.250% 02/15/2029	230,000	263,098
U.S. Treasury Bond(b) (e) 5.375% 02/15/2031	2,490,000	2,938,200
U.S. Treasury Bond 6.250% 08/15/2023	20,000	24,931
U.S. Treasury Bond 6.250% 05/15/2030	2,070,000	2,696,822
U.S. Treasury Inflation Index 1.625% 01/15/2015	142,647	142,090
U.S. Treasury Inflation Index(e) 2.375% 01/15/2025	939,257	1,033,476
U.S. Treasury Inflation Index 3.875% 04/15/2029	82,844	116,745
Total U.S. Treasury Bonds		10,241,589

	Principal Amount	Market Value
U.S. Treasury Notes - 13.0%
U.S. Treasury Inflation Index 0.875% 04/15/2010	$2,156,761	$2,154,809
U.S. Treasury Inflation Index 2.000% 01/15/2014	694,940	716,006
U.S. Treasury Inflation Index 3.375% 01/15/2007	1,940,224	2,003,281
U.S. Treasury Inflation Index 3.625% 01/15/2008	289,027	305,985
U.S. Treasury Inflation Index 3.875% 01/15/2009	166,085	180,786
U.S. Treasury Note(b) 1.875% 12/31/2005	110,000	109,175
U.S. Treasury Note(e) 2.625% 03/15/2009	5,800,000	5,589,297
U.S. Treasury Note(e) 2.875% 11/30/2006	1,230,000	1,217,412
U.S. Treasury Note 3.000% 12/31/2006	130,000	128,812
U.S. Treasury Note 3.000% 02/15/2008	720,000	708,356
U.S. Treasury Note 3.125% 01/31/2007	570,000	565,502
U.S. Treasury Note 3.125% 05/15/2007	10,000	9,905
U.S. Treasury Note 3.375% 10/15/2009	390,000	384,485
U.S. Treasury Note 3.500% 08/15/2009	535,000	530,444
U.S. Treasury Note(b) 3.500% 12/15/2009	3,410,000	3,378,564
U.S. Treasury Note 3.625% 04/30/2007	200,000	199,891
U.S. Treasury Note(e) 3.625% 07/15/2009	6,390,000	6,369,532
U.S. Treasury Note 3.625% 01/15/2010	280,000	278,688
U.S. Treasury Note 3.625% 06/15/2010	610,000	607,998
U.S. Treasury Note 3.750% 05/15/2008	400,000	400,875
U.S. Treasury Note(b) (e) 3.875% 05/15/2010	5,225,000	5,255,615
U.S. Treasury Note 4.000% 04/15/2010	880,000	889,831
Total U.S. Treasury Notes		31,985,249

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
U.S. Treasury Strips - 0.6%
U.S. Treasury Strips(e) 0.000% 11/15/2021	$2,770,000	$1,366,023
U.S. Treasury Strips 0.000% 11/15/2027	150,000	57,169
Total U.S. Treasury Strips		1,423,192
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,296,348)		43,650,030
TOTAL BONDS & NOTES (Cost $102,394,734)		103,345,880
OPTIONS - 0.1%
1 Year Eurodollar Futures, September 2005 Call, Expires 9/16/2005, Strike 96.25	17,500	1,312
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 95.50	20,000	13,000
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96	197,500	32,094
90 Day Eurodollar Futures, September 2005 Call, Expires 9/19/2005, Strike 96.50	17,500	131
90 Day Eurodollar Futures, September 2005 Put, Expires 9/19/2005, Srtike 95.00	172,500	431
90 Day Eurodollar Futures, September 2005 Put, Expires 9/19/2005, Strike 96.50	7,500	2,662
90 Day Sterling LIBOR Futures, September 2005 Call, Expires 9/21/2005, Strike 93.25	46,250	186,804
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94	15,000	38
Eurodollar Future Options, March 2006 Call, Expires 3/13/2006, Strike 95	50,000	50,500
Eurodollar Future Options, March 2006 Put, Expires 3/13/2006, Strike 96	35,000	7,175

	Principal Amount	Market Value
Eurodollar Future Options, September 2005 Call, Expires 9/19/2005, Strike 95.75	$17,500	$7,000
Eurodollar Option, March 2006 Call, Expires 3/13/2006, Strike 96.25	35,000	3,938
OTC Call, Exp: 7/7/05, Strike 101.45	210,000	630
U.S. 10 Year Future Options, September 2005 Put, Expires 8/26/2005, Strike 113	19,000	13,359
U.S. Bond Future Options, September 2005 Call, Expires 8/26/2005, Strike 116	2,000	6,531
U.S. Bond Future Options, September 2005 Call, Expires 8/26/2005, Strike 118	3,000	5,719
TOTAL OPTIONS (Cost $341,883)		331,324
TOTAL LONG TERM INVESTMENTS (Cost $235,199,092)		241,293,268
SHORT-TERM INVESTMENTS - 17.9%
Cash Equivalents - 9.2%(g)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	241,704	241,704
American Beacon Money Market Fund	652,502	652,502
Bank of America Bank Note 3.270% 07/18/2005	334,551	334,551
Bank of America Bank Note 3.270% 08/30/2005	621,310	621,310
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	920,249	920,249
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	477,931	477,931
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	481,541	481,541
BGI Institutional Money Market Fund	1,875,735	1,875,735

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	$334,551	$334,551
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	286,758	286,758
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	286,758	286,758
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	664,234	664,234
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	238,965	238,965
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	238,965	238,965
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	590,175	590,175
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	86,127	86,127
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	332,504	332,504
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	337,343	337,343
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	477,931	477,931
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	382,345	382,345
Freddie Mac Discount Note 3.208% 07/26/2005	235,602	235,602
Freddie Mac Discount Note 3.244% 08/16/2005	573,517	573,517
General Electric Capital Corp 3.252% 07/06/2005	477,931	477,931
General Electric Capital Corp 3.253% 07/08/2005	382,345	382,345
Goldman Sachs Financial Square Prime Obligations Money Market Fund	436,409	436,409

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Harris Trust & Savings Bank 3.295% 11/04/2005	$457,735	$457,735
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	238,965	238,965
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	286,758	286,758
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	477,931	477,931
Merrimac Cash Fund, Premium Class	757,743	757,743
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	955,862	955,862
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	191,173	191,173
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	573,517	573,517
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	371,118	371,118
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	172,055	172,055
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	477,931	477,931
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	386,701	386,701
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	286,758	286,758
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	477,931	477,931
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	525,724	525,724
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	382,345	382,345
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	382,345	382,345

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	$191,173	$191,173
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	316,337	316,337
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	477,931	477,931
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	477,931	477,931
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	143,380	143,380
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	477,931	477,931
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	238,965	238,965
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	477,931	477,931
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	477,931	477,931
		22,650,085
Discount Notes - 0.2%
FNMA Discount Note(f) 3.390% 12/05/2005	640,000	630,539
Time Deposit - 0.0%
Goldman Sachs Group, Inc. 3.43%, due 07/01/2005(h)	300,000	300,000
Repurchase Agreement - 8.5%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(i)	20,513,710	20,513,710
		20,813,710
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		44,094,334
TOTAL INVESTMENTS - 116.0% (Cost $279,293,426)(j)		285,387,602
Other Assets/ (Liabilities) - (16.0%)		(39,327,620)
NET ASSETS - 100.0%		$246,059,982

Notes to Portfolio of Investments

ADR - American Depository Receipt.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GDR - Global Depository Receipt.

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)  A portion of this security is purchased on a forward commitment basis (Note 2).

(e)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(f)  This security is held as collateral for open futures contracts. (Note 2).

(g)  Represents investments of security lending collateral. (Note 2).

(h)  This security is collateral for swap agreements.

(i)  Maturity value of $20,514,855. Collaterized by U.S. Government Agency obligations with a rate of 3.650%, maturity date of 04/01/2035, and an aggregate market value, including accrued interest, of $21,539,395.

(j)  See Note 6 for aggregrate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.2%
Advertising - 0.5%
Interpublic Group of Companies, Inc.(a)	85,100	$1,036,518
Aerospace & Defense - 1.5%
Boeing Co.	25,000	1,650,000
Goodrich Corp.	33,900	1,388,544
		3,038,544
Apparel, Textiles & Shoes - 0.9%
Limited Brands	49,500	1,060,290
Nordstrom, Inc.(b)	11,100	754,467
		1,814,757
Automotive & Parts - 3.1%
American Axle & Manufacturing Holdings, Inc.(b)	15,700	396,739
Autoliv, Inc.	32,300	1,414,740
BorgWarner, Inc.(b)	16,200	869,454
Cooper Tire & Rubber Co.(b)	20,600	382,542
Dana Corp.	39,600	594,396
Lear Corp.(b)	21,800	793,084
Magna International, Inc. Cl. A	11,800	830,012
SPX Corp.	22,100	1,016,158
		6,297,125
Banking, Savings & Loans - 21.3%
Bank of America Corp.	161,000	7,343,210
Citigroup, Inc.	200,500	9,269,115
Comerica, Inc.	22,600	1,306,280
Fannie Mae	49,100	2,867,440
Freddie Mac	32,900	2,146,067
JP Morgan Chase & Co.	150,688	5,322,300
KeyCorp	43,000	1,425,450
National City Corp.	43,600	1,487,632
SunTrust Banks, Inc.	24,500	1,769,880
U.S. Bancorp	92,900	2,712,680
Wachovia Corp.	63,200	3,134,720
Washington Mutual, Inc.(b)	54,500	2,217,605
Wells Fargo & Co.	44,600	2,746,468
		43,748,847
Broadcasting, Publishing & Printing - 2.5%
Comcast Corp. Cl. A(a)	61,700	1,894,190
Time Warner, Inc.(a)	172,425	2,881,222
Viacom, Inc., Class B	9,800	313,796
		5,089,208

	Number of Shares	Market Value
Building Materials & Construction - 0.9%
Martin Marietta Materials, Inc.	8,500	$587,520
Masco Corp.(b)	23,100	733,656
Vulcan Materials Co.(b)	9,700	630,403
		1,951,579
Chemicals - 1.2%
Du Pont (E.I.) de Nemours & Co.	12,400	533,324
Hercules, Inc.(a)	32,500	459,875
Monsanto Co.	8,500	534,395
PPG Industries, Inc.	15,900	997,884
		2,525,478
Communications - 1.8%
ADC Telecommunications, Inc.(a)	35,200	766,304
Nortel Networks Corp.(a)	180,400	470,844
SBC Communications, Inc.	64,900	1,541,375
Tellabs, Inc.(a)	111,800	972,660
		3,751,183
Computer Related Services - 0.3%
Ingram Micro, Inc. Cl. A(a)	40,500	634,230
Computers & Information - 0.9%
International Business Machines Corp.	8,000	593,600
Solectron Corp.(a)	146,275	554,382
Tech Data Corp.(a)	17,200	629,692
		1,777,674
Computers & Office Equipment - 2.3%
Electronic Data Systems Corp.	60,400	1,162,700
Hewlett-Packard Co.	150,752	3,544,180
		4,706,880
Containers - 0.3%
Smurfit-Stone Container Corp.	52,900	537,993
Electric Utilities - 4.6%
Alliant Energy Corp.	9,700	273,055
American Electric Power Co.	40,500	1,493,235
Constellation Energy Group, Inc.	32,300	1,863,387
Edison International	49,100	1,991,005
Entergy Corp.	20,700	1,563,885
Northeast Utilities	40,600	846,916
PPL Corp.	24,400	1,448,872
		9,480,355

	Number of Shares	Market Value
Electrical Equipment & Electronics - 4.7%
Agere Systems, Inc.(a)	21,500	$258,000
Arrow Electronics, Inc.(a) (b)	34,100	926,156
Celestica, Inc.(a)	55,700	746,380
Flextronics International Limited(a) (b)	92,200	1,217,962
General Electric Co.	140,800	4,878,720
Hubbell, Inc. Cl. B(b)	16,300	718,830
Sanmina-SCI Corp.(a) (b)	170,700	933,729
		9,679,777
Energy - 14.3%
BP PLC Sponsored ADR (United Kingdom)	16,900	1,054,222
Chevron Corp.	86,200	4,820,304
ConocoPhillips	70,494	4,052,700
Diamond Offshore Drilling, Inc.(b)	18,000	961,740
Exxon Mobil Corp.	198,500	11,407,795
GlobalSantaFe Corp.	28,400	1,158,720
Marathon Oil Corp.	42,700	2,278,899
Occidental Petroleum Corp.	25,250	1,942,482
Sempra Energy	31,800	1,313,658
Xcel Energy, Inc.(b)	19,900	388,448
		29,378,968
Entertainment & Leisure - 0.1%
The Walt Disney Co.	11,900	299,642
Financial Services - 5.2%
Bear Stearns Companies, Inc.	11,500	1,195,310
Countrywide Financial Corp.	47,600	1,837,836
The Goldman Sachs Group, Inc.	15,600	1,591,512
Huntington Bancshares, Inc.(b)	50,800	1,226,312
Lehman Brothers Holdings, Inc.(b)	18,200	1,806,896
Merrill Lynch & Co., Inc.	23,200	1,276,232
Morgan Stanley	32,300	1,694,781
		10,628,879
Foods - 1.8%
Archer-Daniels-Midland Co.	72,700	1,554,326
The Kroger Co.(a)	69,400	1,320,682
Safeway, Inc.(b)	34,100	770,319
		3,645,327

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Forest Products & Paper - 1.0%
Georgia-Pacific Corp.	26,200	$833,160
International Paper Co.	42,200	1,274,862
		2,108,022
Healthcare - 0.4%
GlaxoSmithKline PLC ADR (United Kingdom)	18,700	907,137
Home Construction, Furnishings & Appliances - 0.2%
Leggett & Platt, Inc.	17,600	467,808
Household Products - 1.8%
Corning, Inc.(a)	79,050	1,313,811
Newell Rubbermaid, Inc.	56,700	1,351,728
Unilever NV NY Shares (Netherlands)	16,200	1,050,246
		3,715,785
Industrial – Diversified - 2.2%
Cooper Industries Limited Cl. A	17,200	1,099,080
Eaton Corp.	23,600	1,413,640
Textron, Inc.(b)	21,000	1,592,850
Tyco International Limited	17,200	502,240
		4,607,810
Insurance - 7.4%
ACE Limited	11,000	493,350
Allstate Corp.	29,400	1,756,650
American International Group, Inc.	32,300	1,876,630
Chubb Corp.	16,200	1,386,882
Genworth Financial, Inc. Cl. A(b)	28,600	864,578
The Hartford Financial Services Group, Inc.(b)	25,600	1,914,368
Metlife, Inc.	33,300	1,496,502
MGIC Investment Corp.	13,700	893,514
PartnerRe Limited	6,500	418,730
Prudential Financial, Inc.	24,900	1,634,934
RenaissanceRe Holdings Limited	3,400	167,416
St. Paul Travelers Companies	33,024	1,305,439
XL Capital Limited Cl. A(b)	13,700	1,019,554
		15,228,547
Metals & Mining - 1.2%
Alcoa, Inc.	10,300	269,139
Crane Co.	16,500	433,950
Nucor Corp.(b)	12,500	570,250
United States Steel Corp.	33,900	1,165,143
		2,438,482

	Number of Shares	Market Value
Pharmaceuticals - 5.1%
Abbott Laboratories	4,800	$235,248
Bristol-Myers Squibb Co.(b)	22,300	557,054
Eli Lilly & Co.	20,700	1,153,197
Medco Health Solutions, Inc.(a)	35,000	1,867,600
Merck & Co., Inc.	32,600	1,004,080
Pfizer, Inc.	207,900	5,733,882
		10,551,061
Prepackaged Software - 0.6%
Microsoft Corp.	49,100	1,219,644
Restaurants - 1.1%
McDonald's Corp.	78,000	2,164,500
Retail - 1.9%
Federated Department Stores, Inc.(b)	23,600	1,729,408
Office Depot, Inc.(a)	50,800	1,160,272
Target Corp.	19,700	1,071,877
		3,961,557
Telephone Utilities - 3.2%
BellSouth Corp.(b)	22,800	605,796
Sprint Corp. (FON Group)(b)	108,250	2,715,992
Verizon Communications, Inc.	92,900	3,209,695
		6,531,483
Tobacco - 2.7%
Altria Group, Inc.	65,900	4,261,094
UST, Inc.(b)	27,900	1,273,914
		5,535,008
Transportation - 2.2%
Burlington Northern Santa Fe Corp.	38,600	1,817,288
CSX Corp.	30,400	1,296,864
Norfolk Southern Corp.	45,500	1,408,680
		4,522,832
TOTAL EQUITIES (Cost $168,494,182)		203,982,640
	Principal Amount
SHORT-TERM INVESTMENTS - 14.6%
Cash Equivalents - 12.8%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$281,053	281,053
American Beacon Money Market Fund	758,726	758,726

	Principal Amount	Market Value
Bank of America Bank Note 3.270% 07/18/2005	$389,015	$389,015
Bank of America Bank Note 3.270% 08/30/2005	722,457	722,457
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	1,070,062	1,070,062
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	555,736	555,736
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	559,934	559,934
BGI Institutional Money Market Fund	2,181,098	2,181,098
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	389,015	389,015
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	333,442	333,442
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	333,442	333,442
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	772,369	772,369
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	277,868	277,868
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	277,868	277,868
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	686,253	686,253
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	100,148	100,148
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	386,634	386,634
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	392,260	392,260
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	555,736	555,736
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	444,589	444,589

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Freddie Mac Discount Note 3.208% 07/26/2005	$273,957	$273,957
Freddie Mac Discount Note 3.244% 08/16/2005	666,883	666,883
General Electric Capital Corp 3.252% 07/06/2005	555,736	555,736
General Electric Capital Corp 3.253% 07/08/2005	444,589	444,589
Goldman Sachs Financial Square Prime Obligations Money Market Fund	507,455	507,455
Harris Trust & Savings Bank 3.295% 11/04/2005	532,254	532,254
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	277,868	277,868
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	333,442	333,442
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	555,736	555,736
Merrimac Cash Fund, Premium Class	881,101	881,101
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	1,111,472	1,111,472
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	222,294	222,294
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	666,883	666,883
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	431,535	431,535
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	200,065	200,065

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	$555,736	$555,736
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	449,655	449,655
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	333,442	333,442
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	555,736	555,736
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	611,310	611,310
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	444,589	444,589
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	444,589	444,589
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	222,294	222,294
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	367,835	367,835
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	555,736	555,736
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	555,736	555,736
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	166,721	166,721
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	555,736	555,736
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	277,868	277,868
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	555,736	555,736
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	555,736	555,736
		26,337,430

	Principal Amount	Market Value
Repurchase Agreement - 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$3,674,083	$3,674,083
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		30,011,513
TOTAL INVESTMENTS - 113.8% (Cost $198,505,695)(e)		233,994,153
Other Assets/ (Liabilities) - (13.8%)		(28,413,176)
NET ASSETS - 100.0%		$205,580,977

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $3,674,288. Collaterized by U.S. Government Agency obligation with a rate of 3.864%, maturity date of 01/25/2033, and aggregate market value, including accrued interest, of $3,857,787.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.3%
Aerospace & Defense - 1.7%
General Dynamics Corp.	142,000	$15,554,680
Air Transportation - 1.7%
Southwest Airlines Co.	1,134,400	15,802,192
Apparel, Textiles & Shoes - 1.2%
Nike, Inc. Cl. B	126,400	10,946,240
Banking, Savings & Loans - 17.2%
Bank of America Corp.	731,500	33,363,715
Citigroup, Inc.	872,100	40,317,183
Golden West Financial Corp.(a)	263,000	16,931,940
JP Morgan Chase & Co.	694,336	24,523,948
National City Corp.	497,700	16,981,524
SunTrust Banks, Inc.	124,200	8,972,208
Washington Mutual, Inc.	107,300	4,366,037
Wells Fargo & Co.	216,600	13,338,228
		158,794,783
Beverages - 1.3%
PepsiCo, Inc.	220,300	11,880,779
Broadcasting, Publishing & Printing - 3.7%
Comcast Corp. Cl. A(b)	441,200	13,544,840
Gannett Co., Inc.	97,900	6,963,627
Time Warner, Inc.(b)	845,700	14,131,647
		34,640,114
Chemicals - 3.8%
Dow Chemical Co.	299,300	13,327,829
Du Pont (E.I.) de Nemours & Co.	375,700	16,158,857
Huntsman Corp.(a) (b)	274,100	5,556,007
		35,042,693
Commercial Services - 0.4%
Manpower, Inc.	103,400	4,113,252
Communications - 2.0%
Nokia Oyj Sponsored ADR (Finland)	553,900	9,216,896
SBC Communications, Inc.	377,300	8,960,875
		18,177,771
Computer Integrated Systems Design - 0.6%
Teradyne, Inc.(a) (b)	474,200	5,676,174
Cosmetics & Personal Care - 1.1%
Kimberly-Clark Corp.	162,200	10,152,098

	Number of Shares	Market Value
Electric Utilities - 9.5%
Consolidated Edison, Inc.(a)	205,500	$9,625,620
Constellation Energy Group, Inc.	91,600	5,284,404
Dominion Resources, Inc.(a)	176,750	12,971,682
Entergy Corp.	154,400	11,664,920
Exelon Corp.(a)	469,500	24,099,435
PPL Corp.	162,600	9,655,188
Progress Energy, Inc.	87,100	3,940,404
SCANA Corp.	97,500	4,164,225
TXU Corp.	81,200	6,746,908
		88,152,786
Electrical Equipment & Electronics - 3.1%
Emerson Electric Co.	154,800	9,695,124
Intel Corp.	373,900	9,743,834
Rockwell Automation, Inc.	194,800	9,488,708
		28,927,666
Energy - 10.7%
ConocoPhillips	431,500	24,806,935
Exxon Mobil Corp.	817,000	46,952,990
GlobalSantaFe Corp.(a)	568,700	23,202,960
Occidental Petroleum Corp.	59,100	4,546,563
		99,509,448
Financial Services - 2.8%
The Goldman Sachs Group, Inc.	173,800	17,731,076
PNC Financial Services Group, Inc.	154,200	8,397,732
		26,128,808
Foods - 1.0%
Kellogg Co.	211,400	9,394,616
Industrial – Diversified - 1.7%
Illinois Tool Works, Inc.	111,100	8,852,448
Tyco International Limited	244,900	7,151,080
		16,003,528
Insurance - 7.5%
ACE Limited	170,100	7,628,985
American International Group, Inc.	205,400	11,933,740
Chubb Corp.	165,400	14,159,894
Principal Financial Group, Inc.	233,800	9,796,220
WellPoint, Inc.(b)	375,600	26,156,784
		69,675,623

	Number of Shares	Market Value
Machinery & Components - 3.7%
Caterpillar, Inc.(a)	304,600	$29,031,426
Parker-Hannifin Corp.	90,900	5,636,709
		34,668,135
Manufacturing - 1.6%
Applied Materials, Inc.	496,300	8,030,134
Lam Research Corp.(a) (b)	232,400	6,725,656
		14,755,790
Medical Supplies - 2.2%
Baxter International, Inc.	339,200	12,584,320
Beckman Coulter, Inc.	121,800	7,742,826
		20,327,146
Metals & Mining - 4.7%
Alcoa, Inc.	825,800	21,578,154
Cameco Corp.(a)	267,100	11,952,725
Precision Castparts Corp.	127,500	9,932,250
		43,463,129
Pharmaceuticals - 4.7%
Pfizer, Inc.	592,620	16,344,460
Watson Pharmaceutical, Inc.(b)	313,600	9,270,016
Wyeth	403,000	17,933,500
		43,547,976
Real Estate - 0.2%
CB Richard Ellis Group, Inc. Cl. A(b)	45,800	2,008,788
Restaurants - 1.8%
McDonald's Corp.	582,400	16,161,600
Retail - 2.8%
CVS Corp.	594,300	17,276,301
Dollar General Corp.	430,100	8,756,836
		26,033,137
Telephone Utilities - 2.8%
AT&T Corp.	194,200	3,697,568
BellSouth Corp.(a)	338,100	8,983,317
Sprint Corp. (FON Group)(a)	509,000	12,770,810
		25,451,695
Transportation - 1.8%
CSX Corp.	385,700	16,453,962
TOTAL EQUITIES (Cost $785,463,557)		901,444,609

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 10.2%
Cash Equivalents - 9.4%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$924,300	$924,300
American Beacon Money Market Fund	2,495,217	2,495,217
Bank of America Bank Note 3.270% 07/18/2005	1,279,351	1,279,351
Bank of America Bank Note 3.270% 08/30/2005	2,375,937	2,375,937
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	3,519,102	3,519,102
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	1,827,644	1,827,644
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	1,841,450	1,841,450
BGI Institutional Money Market Fund	7,172,956	7,172,956
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	1,279,351	1,279,351
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,096,586	1,096,586
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,096,586	1,096,586
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	2,540,083	2,540,083
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	913,822	913,822
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	913,822	913,822
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	2,256,875	2,256,875
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	329,356	329,356
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	1,271,521	1,271,521

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$1,290,023	$1,290,023
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	1,827,644	1,827,644
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	1,462,115	1,462,115
Freddie Mac Discount Note 3.208% 07/26/2005	900,960	900,960
Freddie Mac Discount Note 3.244% 08/16/2005	2,193,173	2,193,173
General Electric Capital Corp 3.252% 07/06/2005	1,827,644	1,827,644
General Electric Capital Corp 3.253% 07/08/2005	1,462,115	1,462,115
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,668,864	1,668,864
Harris Trust & Savings Bank 3.295% 11/04/2005	1,750,418	1,750,418
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	913,822	913,822
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,096,586	1,096,586
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	1,827,644	1,827,644
Merrimac Cash Fund, Premium Class	2,897,667	2,897,667
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	3,655,288	3,655,288
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	731,058	731,058
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	2,193,173	2,193,173
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	1,419,185	1,419,185

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$657,952	$657,952
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	1,827,644	1,827,644
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	1,478,778	1,478,778
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,096,586	1,096,586
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	1,827,644	1,827,644
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	2,010,409	2,010,409
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	1,462,115	1,462,115
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	1,462,115	1,462,115
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	731,058	731,058
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	1,209,695	1,209,695
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	1,827,644	1,827,644
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	1,827,644	1,827,644
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	548,293	548,293
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	1,827,644	1,827,644
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	913,822	913,822
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	1,827,644	1,827,644
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	1,827,644	1,827,644
		86,615,669

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$7,563,709	$7,563,709
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		94,179,378
TOTAL INVESTMENTS - 107.5% (Cost $879,642,935)(e)		995,623,987
Other Assets/ (Liabilities) - (7.5%)		(69,416,794)
NET ASSETS - 100.0%		$926,207,193

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $7,564,131. Collaterized by U.S. Government Agency obligations with rates of 6.145% - 6.875%, maturity dates of 10/25/2017 - 06/25/2024, and an aggregate market value, including accrued interest, of $7,941,894.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.6%
Advertising - 0.8%
Lamar Advertising Co.(a)	12,900	$551,733
Omnicom Group, Inc.	1,700	135,762
		687,495
Aerospace & Defense - 4.7%
Boeing Co.	5,100	336,600
Honeywell International, Inc.	86,900	3,183,147
Lockheed Martin Corp.	2,100	136,227
Raytheon Co.	13,100	512,472
		4,168,446
Air Transportation - 0.6%
ACE Aviation Holdings, Inc., Cl. A	5,000	161,644
Airtran Holdings, Inc.(a) (b)	7,200	66,456
JetBlue Airways Corp.(a) (b)	5,500	112,420
Northwest Airlines Corp.(a)	8,600	39,216
Southwest Airlines Co.	8,700	121,191
		500,927
Apparel, Textiles & Shoes - 0.2%
Nordstrom, Inc.	2,000	135,940
Automotive & Parts - 0.4%
Delphi Corp.	19,100	88,815
Lear Corp.(b)	8,300	301,954
		390,769
Banking, Savings & Loans - 10.3%
Banco Bradesco SA, Sponsored ADR (Brazil)(b)	8,300	293,737
Bank of America Corp.	51,158	2,333,316
Capital One Financial Corp.	2,300	184,023
Citigroup, Inc.	24,200	1,118,766
Fannie Mae	14,800	864,320
Freddie Mac	5,800	378,334
Golden West Financial Corp.	2,300	148,074
JP Morgan Chase & Co.	33,556	1,185,198
Korea Exchange Bank	25,790	226,980
New York Community Bancorp, Inc.(b)	4,866	88,172
Sovereign Bancorp, Inc.(b)	14,700	328,398
State Street Corp.	2,600	125,450

	Number of Shares	Market Value
UBS AG	2,800	$217,980
UCBH Holdings, Inc.	12,948	210,275
W Holding Co., Inc.	6,885	70,365
Wachovia Corp.	19,457	965,067
Wells Fargo & Co.	6,300	387,954
		9,126,409
Beverages - 1.0%
The Coca-Cola Co.	8,900	371,575
Coca-Cola Enterprises, Inc.	17,500	385,175
PepsiCo, Inc.	2,800	151,004
		907,754
Broadcasting, Publishing & Printing - 2.2%
Clear Channel Communications, Inc.	7,600	235,068
Grupo Televisa SA Sponsored ADR (Mexico)	2,200	136,598
IAC/InterActiveCorp(a) (b)	6,900	165,945
Time Warner, Inc.(a)	25,800	431,118
Univision Communications, Inc. Cl. A(a) (b)	27,500	757,625
Viacom, Inc., Class B	6,179	197,851
		1,924,205
Building Materials & Construction - 0.4%
Martin Marietta Materials, Inc.	1,500	103,680
Masco Corp.	8,100	257,256
		360,936
Chemicals - 4.4%
Ashland, Inc.	1,300	93,431
Cabot Microelectronics Corp.(a) (b)	6,800	197,132
Cytec Industries, Inc.	1,500	59,700
Dow Chemical Co.	6,100	271,633
Du Pont (E.I.) de Nemours & Co.	25,700	1,105,357
Georgia Gulf Corp.	3,000	93,150
Lyondell Chemical Co.(b)	42,805	1,130,908
Monsanto Co.	6,700	421,229
The Mosaic Co.(a)	13,700	213,172
Praxair, Inc.	3,700	172,420
Rohm & Haas Co.	2,500	115,850
		3,873,982
Commercial Services - 2.6%
ABB, Limited, Sponsored ADR (Switzerland)(b)	12,100	78,287

	Number of Shares	Market Value
Akamai Technologies, Inc.(a) (b)	8,900	$116,857
Apollo Group, Inc. Cl. A(a) (b)	1,200	93,864
eBay, Inc.(a)	13,600	448,936
Fluor Corp.	8,900	512,551
Jacobs Engineering Group, Inc.(a)	5,200	292,552
PerkinElmer, Inc.	9,700	183,330
Robert Half International, Inc.(b)	13,770	343,837
Service Corp. International	23,800	190,876
		2,261,090
Communications - 3.9%
American Tower Corp. Cl. A(a) (b)	12,000	252,240
Avaya, Inc.(a)	12,500	104,000
EchoStar Communications Corp. Cl. A	5,600	168,840
Nextel Communications, Inc. Cl. A(a)	25,500	823,905
Nokia Oyj Sponsored ADR (Finland)	25,300	420,992
SBC Communications, Inc.	65,600	1,558,000
Ulticom, Inc.(a)	9,100	96,551
		3,424,528
Communications Equipment - 0.2%
Motorola, Inc.	8,700	158,862
Computer & Data Processing Services - 0.3%
Anteon International Corp.(a)	5,800	264,596
Computer Integrated Systems Design - 0.0%
Enterasys Networks, Inc.(a)	690	621
Computer Programming Services - 0.2%
Ceridian Corp.(a)	6,900	134,412
Computers & Information - 1.3%
Comverse Technology, Inc.(a)	9,200	217,580
Dell, Inc.(a)	2,000	79,020
EMC Corp.(a)	14,700	201,537
International Business Machines Corp.	1,500	111,300
Maxtor Corp.(a)	22,200	115,440

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Symbol Technologies, Inc.	23,100	$227,997
Western Digital Corp.(a)	12,500	167,750
		1,120,624
Computers & Office Equipment - 0.9%
Hewlett-Packard Co.	28,300	665,333
Xerox Corp.(a)	7,300	100,667
		766,000
Containers - 1.0%
Crown Holdings, Inc.(a)	7,300	103,879
Owens-Illinois, Inc.(a)	15,200	380,760
Smurfit-Stone Container Corp.	36,025	366,374
		851,013
Cosmetics & Personal Care - 1.1%
Colgate-Palmolive Co.	13,700	683,767
The Gillette Co.	6,300	318,969
		1,002,736
Data Processing & Preparation - 0.3%
Affiliated Computer Services, Inc. Cl. A(a) (b)	4,600	235,060
Electric Utilities - 1.7%
AES Corp.(a)	5,700	93,366
CMS Energy Corp.(a) (b)	17,700	266,562
Entergy Corp.(b)	5,300	400,415
PG&E Corp.	8,400	315,336
PPL Corp.	3,300	195,954
Public Service Enterprise Group, Inc.	1,300	79,066
Southern Co.	1,500	52,005
TXU Corp.	800	66,472
		1,469,176
Electrical Equipment & Electronics - 7.0%
Amphenol Corp. Cl. A	4,700	188,799
Analog Devices, Inc.(b)	4,700	175,357
ATI Technologies, Inc.(a)	3,000	35,550
Freescale Semiconductor, Inc. Cl. A(a)	16,600	348,766
General Electric Co.	107,900	3,738,735
Hexcel Corp.(a)	10,800	182,736
Intel Corp.	22,900	596,774
Maxim Integrated Products, Inc.	4,800	183,408
PMC-Sierra, Inc.(a)	7,300	68,109
Samsung Electronics Co., Ltd.	250	119,505
Sony Corp. Sponsored ADR (Japan)	9,900	340,956

	Number of Shares	Market Value
Wesco International, Inc.(a)	6,400	$200,832
		6,179,527
Energy - 14.1%
Apache Corp.	3,200	206,720
BJ Services Co.(b)	8,100	425,088
Burlington Resources, Inc.	8,500	469,540
Chevron Corp.	18,616	1,041,007
ConocoPhillips	5,890	338,616
El Paso Corp.(b)	19,200	221,184
Encore Acquisition Co.(a)	4,000	164,000
Ensco International, Inc.	5,700	203,775
Exxon Mobil Corp.	56,100	3,224,067
GlobalSantaFe Corp.	10,300	420,240
Halliburton Co.	22,200	1,061,604
National Oilwell Varco, Inc.(a)	16,002	760,735
Occidental Petroleum Corp.	5,200	400,036
Pride International, Inc.(a) (b)	16,300	418,910
Quicksilver Resources, Inc.(a) (b)	11,000	703,230
Schlumberger Limited	8,200	622,708
Shell Transport & Trading Co. PLC	1,600	92,896
Transocean, Inc.(a)	9,300	501,921
Valero Energy Corp.(b)	8,600	680,346
Weatherford International Limited(a)	8,300	481,234
		12,437,857
Entertainment & Leisure - 0.7%
Macrovision Corp.(a)	1,700	38,318
News Corp., Inc. Cl. A	2,982	48,249
The Walt Disney Co.	21,200	533,816
		620,383
Financial Services - 4.0%
Apartment Investment & Management Co. Cl. A(b)	6,790	277,847
Bear Stearns Companies, Inc.	1,800	187,092
Doral Financial Corp.	9,600	158,784
Equity Lifestyle Properties, Inc. REIT	2,300	91,448
General Growth Properties, Inc. REIT	7,430	305,299
iStar Financial, Inc.	3,300	137,247
Lehman Brothers Holdings, Inc.(b)	2,800	277,984
Merrill Lynch & Co., Inc.	12,000	660,120
Morgan Stanley	16,600	871,002

	Number of Shares	Market Value
Nuveen Investments, Inc. Cl. A(b)	6,300	$237,006
Telewest Global, Inc.(a)	15,700	357,646
		3,561,475
Foods - 1.1%
Corn Products International, Inc.	5,500	130,680
The Kroger Co.(a)	8,100	154,143
Nestle SA	805	205,119
Safeway, Inc.(b)	15,700	354,663
Tyson Foods, Inc. Cl. A	9,600	170,880
		1,015,485
Forest Products & Paper - 0.2%
Packaging Corp. of America(b)	10,000	210,500
Healthcare - 0.6%
Sierra Health Services, Inc.(a) (b)	2,600	185,796
UnitedHealth Group, Inc.	6,400	333,696
		519,492
Heavy Construction - 0.1%
Foster Wheeler, Limited(b)	4,600	90,436
Home Construction, Furnishings & Appliances - 1.2%
Centex Corp.	4,900	346,283
KB Home(b)	4,900	373,527
Toll Brothers, Inc.(a) (b)	3,000	304,650
		1,024,460
Household Products - 0.2%
Ferro Corp.	10,100	200,586
Industrial – Diversified - 2.5%
3M Co.	2,300	166,290
Cooper Industries Limited Cl. A	1,500	95,850
ITT Industries, Inc.	4,200	410,046
Tyco International Limited	52,900	1,544,680
		2,216,866
Information Retrieval Services - 1.2%
Google, Inc. Cl. A(a) (b)	1,700	500,055
Juniper Networks, Inc.(a)	10,400	261,872
Yahoo!, Inc.(a)	9,600	332,640
		1,094,567
Insurance - 7.2%
ACE Limited	12,100	542,685
Ambac Financial Group, Inc.	1,300	90,688

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
American International Group, Inc.	60,200	$3,497,620
Berkley (W.R.) Corp.	11,900	424,592
Chubb Corp.	1,600	136,976
The Hartford Financial Services Group, Inc.(b)	7,600	568,328
Hilb, Rogal & Hobbs Co.	6,900	237,360
Metlife, Inc.	5,100	229,194
PartnerRe Limited	7,800	502,476
Scottish Re Group Limited(b)	4,700	113,928
		6,343,847
Internet Content - 0.1%
BEA Systems, Inc.(a)	13,400	117,652
Internet Software - 0.3%
Covad Communications Group, Inc.(a) (b)	159,000	222,600
Machinery & Components - 1.1%
Baker Hughes, Inc.	2,100	107,436
Chicago Bridge & Iron Co. NV	12,600	288,036
FMC Technologies, Inc.(a)	9,900	316,503
Smith International, Inc.(b)	4,700	299,390
		1,011,365
Medical Supplies - 5.1%
Agilent Technologies, Inc.(a) (b)	23,200	534,064
Allergan, Inc.	2,800	238,672
Baxter International, Inc.	43,900	1,628,690
CONMED Corp.(a)	3,200	98,464
Cooper Cos., Inc.	3,000	182,580
Dade Behring Holdings, Inc.(a)	1,600	104,016
Medtronic, Inc.	16,200	838,998
Thermo Electron Corp.(a)	5,000	134,350
Varian, Inc.(a)	2,400	90,696
Waters Corp.(a)	17,400	646,758
		4,497,288
Metals & Mining - 0.8%
Alcoa, Inc.	12,700	331,851
Freeport-McMoRan Copper & Gold, Inc. Cl. B	2,800	104,832
Newmont Mining Corp.	4,900	191,247
Precision Castparts Corp.	1,400	109,060
		736,990
Pharmaceuticals - 4.7%
Amgen, Inc.(a)	2,600	157,196
BioMarin Pharmaceuticals, Inc.(a)	21,800	163,282
Cephalon, Inc.(a) (b)	5,600	222,936

	Number of Shares	Market Value
Connetics Corp.(a)	1,900	$33,516
Eli Lilly & Co.	3,000	167,130
Genentech, Inc.(a)	1,900	152,532
McKesson Corp.	3,600	161,244
Medimmune, Inc.(a)	12,300	328,656
Merck & Co., Inc.(b)	5,000	154,000
Pfizer, Inc.	34,000	937,720
Schering-Plough Corp.(b)	47,600	907,256
Wyeth	16,500	734,250
		4,119,718
Photography Equipment/Supplies - 1.0%
Eastman Kodak Co.(b)	31,800	853,830
Prepackaged Software - 2.1%
Electronic Arts, Inc.(a) (b)	3,900	220,779
Microsoft Corp.	38,600	958,824
Oracle Corp.(a)	7,000	92,400
PalmSource, Inc.(a) (b)	1,500	12,750
Siebel Systems, Inc.	9,700	86,330
Symantec Corp.(a)	14,300	310,882
Tibco Software, Inc.(a)	10,100	66,054
TradeStation Group, Inc.(a)	14,000	120,120
		1,868,139
Restaurants - 0.2%
McDonald's Corp.	6,000	166,500
Retail - 1.7%
99 Cents Only Stores(a)	10,200	129,642
Federated Department Stores, Inc.(b)	2,700	197,856
The Home Depot, Inc.	3,500	136,150
J.C. Penney Co., Inc.	3,700	194,546
Kohl's Corp.(a)	4,200	234,822
Rite Aid Corp.(a)	9,100	38,038
Walgreen Co.	3,800	174,762
Wal-Mart Stores, Inc.	8,400	404,880
		1,510,696
Telephone Utilities - 1.5%
Alltel Corp.(b)	2,000	124,560
Leap Wireless International, Inc.(a)	3,700	102,675
Mastec, Inc.(a)	15,200	133,760
Nextel Partners, Inc. Cl. A(a) (b)	16,900	425,373
Verizon Communications, Inc.(b)	16,600	573,530
		1,359,898
Tobacco - 1.4%
Altria Group, Inc.	19,700	1,273,802
Transportation - 1.0%
EGL, Inc.(a)	7,600	154,432

	Number of Shares	Market Value
Hornbeck Offshore Services, Inc.(a)	6,700	$181,503
Norfolk Southern Corp.	12,600	390,096
OMI Corp.	6,100	115,961
		841,992
TOTAL EQUITIES (Cost $80,442,206)		87,861,532
	Principal Amount
SHORT-TERM INVESTMENTS - 15.9%
Cash Equivalents - 15.2%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$142,498	142,498
American Beacon Money Market Fund	384,699	384,699
Bank of America Bank Note 3.270% 07/18/2005	197,243	197,243
Bank of America Bank Note 3.270% 08/30/2005	366,309	366,309
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	542,556	542,556
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	281,776	281,776
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	283,905	283,905
BGI Institutional Money Market Fund	1,105,886	1,105,886
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	197,243	197,243
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	169,066	169,066
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	169,066	169,066
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	391,616	391,616
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	140,888	140,888
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	140,888	140,888

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	$347,952	$347,952
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	50,778	50,778
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	196,036	196,036
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	198,889	198,889
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	281,776	281,776
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	225,421	225,421
Freddie Mac Discount Note 3.208% 07/26/2005	138,905	138,905
Freddie Mac Discount Note 3.244% 08/16/2005	338,131	338,131
General Electric Capital Corp 3.252% 07/06/2005	281,776	281,776
General Electric Capital Corp 3.253% 07/08/2005	225,421	225,421
Goldman Sachs Financial Square Prime Obligations Money Market Fund	257,296	257,296
Harris Trust & Savings Bank 3.295% 11/04/2005	269,870	269,870
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	140,888	140,888
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	169,066	169,066
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	281,776	281,776
Merrimac Cash Fund, Premium Class	446,746	446,746
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	563,552	563,552

	Principal Amount	Market Value
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	$112,710	$112,710
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	338,131	338,131
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	218,802	218,802
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	101,439	101,439
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	281,776	281,776
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	227,990	227,990
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	169,066	169,066
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	281,776	281,776
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	309,954	309,954
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	225,421	225,421
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	225,421	225,421
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	112,710	112,710
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	186,504	186,504
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	281,776	281,776
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	281,776	281,776
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	84,533	84,533
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	281,776	281,776

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	$140,888	$140,888
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	281,776	281,776
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	281,776	281,776
		13,353,919
Repurchase Agreement - 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	624,996	624,996
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		13,978,915
TOTAL INVESTMENTS - 115.5% (Cost $94,421,121)(e)		101,840,447
Other Assets/ (Liabilities) - (15.5%)		(13,669,502)
NET ASSETS - 100.0%		$88,170,945

Notes to Portfolio of Investments

ADR - American Depository Receipt.

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $625,031. Collateralized by U.S. Government Agency obligation with a rate of 4.830%, maturity date of 07/01/2035, and an aggregate market value, including accrued interest, of $656,246.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 96.7%
Advertising - 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)	72,900	$3,721,545
Automotive & Parts - 0.7%
Harley-Davidson, Inc.	194,900	9,667,040
Banking, Savings & Loans - 18.3%
Citigroup, Inc.	775,300	35,842,119
Fifth Third Bancorp	303,300	12,498,993
Golden West Financial Corp.(a)	673,700	43,372,806
HSBC Holdings PLC	2,483,909	39,663,884
JP Morgan Chase & Co.	1,480,288	52,283,772
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)(a)	260,800	8,880,240
Providian Financial Corp.(b)	253,400	4,467,442
State Street Corp.	55,500	2,677,875
Wells Fargo & Co.	604,300	37,212,794
		236,899,925
Beverages - 2.0%
Diageo PLC Sponsored ADR (United Kingdom)(a)	292,200	17,327,460
Heineken Holding NV Cl. A	327,550	9,161,574
		26,489,034
Broadcasting, Publishing & Printing - 5.2%
Comcast Corp. Special, Class A(b)	1,462,400	43,798,880
Gannett Co., Inc.	81,600	5,804,208
IAC/InterActiveCorp(a) (b)	237,900	5,721,495
Lagardere S.C.A. SA(a)	170,000	12,491,021
		67,815,604
Building Materials & Construction - 1.6%
Martin Marietta Materials, Inc.	152,200	10,520,064
Vulcan Materials Co.(a)	156,700	10,183,933
		20,703,997
Commercial Services - 5.5%
Block (H&R), Inc.(a)	429,500	25,061,325
Cosco Pacific, Limited	1,910,000	3,698,059
Dun & Bradstreet Corp.(b)	143,050	8,819,033
Iron Mountain, Inc.(a) (b)	579,600	17,979,192
Moody's Corp.(a)	354,400	15,933,824
		71,491,433

	Number of Shares	Market Value
Communications - 0.7%
Nokia Oyj Sponsored ADR (Finland)	219,200	$3,647,488
NTL, Inc.(a) (b)	11,600	793,672
SK Telecom Co. Limited ADR (South Korea)(a)	248,800	5,075,520
		9,516,680
Computers & Information - 1.2%
Lexmark International, Inc.(b)	234,300	15,189,669
Computers & Office Equipment - 0.6%
Hewlett-Packard Co.	306,300	7,201,113
Containers - 2.5%
Sealed Air Corp.(b)	647,900	32,258,941
Cosmetics & Personal Care - 0.2%
Avon Products, Inc.	86,700	3,281,595
Diversified Financial - 0.6%
Takefuji Corp.	119,200	8,067,365
Energy - 10.4%
ConocoPhillips	599,892	34,487,791
Devon Energy Corp.	575,000	29,141,000
EOG Resources, Inc.(a)	504,600	28,661,280
Occidental Petroleum Corp.	407,800	31,372,054
Transocean, Inc.(b)	199,700	10,777,809
		134,439,934
Financial Services - 12.3%
American Express Co.	1,438,500	76,571,355
Berkshire Hathaway, Inc. Cl. A(b)	599	50,016,500
Centerpoint Properties Corp.(a)	472,098	19,969,745
Morgan Stanley	173,900	9,124,533
Telewest Global, Inc.(b)	145,500	3,314,490
		158,996,623
Foods - 1.0%
The Hershey Co.(a)	207,600	12,891,960
Healthcare - 1.7%
Caremark Rx, Inc.(b)	26,600	1,184,232
HCA, Inc.(a)	379,100	21,483,597
		22,667,829
Household Products - 0.2%
Hunter Douglas NV(a)	40,400	2,005,794
Industrial – Diversified - 4.3%
Tyco International Limited	1,898,324	55,431,061

	Number of Shares	Market Value
Insurance - 13.6%
American International Group, Inc.	1,120,500	$65,101,050
Aon Corp.(a)	352,300	8,821,592
Chubb Corp.	49,100	4,203,451
Loews Corp.	304,600	23,606,500
Markel Corp.(b)	3,500	1,186,500
Marsh & McLennan Companies, Inc.	377,000	10,442,900
Principal Financial Group, Inc.	108,600	4,550,340
Progressive Corp.	419,500	41,450,795
Sun Life Financial, Inc.(a)	66,900	2,254,530
Transatlantic Holdings, Inc.	255,462	14,259,889
		175,877,547
Pharmaceuticals - 2.3%
Cardinal Health, Inc.	263,000	15,143,540
Eli Lilly & Co.	193,000	10,752,030
Novartis AG	85,000	4,025,304
		29,920,874
Prepackaged Software - 0.9%
Microsoft Corp.	453,900	11,274,876
Retail - 4.6%
AutoZone, Inc.(b)	115,100	10,642,146
Costco Wholesale Corp.(a)	944,600	42,336,972
Wal-Mart Stores, Inc.	135,000	6,507,000
		59,486,118
Tobacco - 5.0%
Altria Group, Inc.	1,009,200	65,254,872
Transportation - 1.0%
China Merchants Holdings International Co., Ltd.	2,250,000	4,363,206
Kuehne & Nagel International AG	3,000	633,345
United Parcel Service, Inc. Cl. B	123,800	8,562,008
		13,558,559
TOTAL EQUITIES (Cost $1,035,734,440)		1,254,109,988

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 18.3%
Cash Equivalents - 14.9%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$2,065,776	$2,065,776
American Beacon Money Market Fund	5,576,746	5,576,746
Bank of America Bank Note 3.270% 07/18/2005	2,859,317	2,859,317
Bank of America Bank Note 3.270% 08/30/2005	5,310,160	5,310,160
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	7,865,104	7,865,104
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	4,084,738	4,084,738
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	4,115,595	4,115,595
BGI Institutional Money Market Fund	16,031,374	16,031,374
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	2,859,317	2,859,317
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	2,450,843	2,450,843
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	2,450,843	2,450,843
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	5,677,020	5,677,020
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	2,042,369	2,042,369
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	2,042,369	2,042,369
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	5,044,058	5,044,058
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	736,102	736,102
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	2,841,818	2,841,818

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$2,883,169	$2,883,169
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	4,084,738	4,084,738
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	3,267,790	3,267,790
Freddie Mac Discount Note 3.208% 07/26/2005	2,013,622	2,013,622
Freddie Mac Discount Note 3.244% 08/16/2005	4,901,686	4,901,686
General Electric Capital Corp 3.252% 07/06/2005	4,084,738	4,084,738
General Electric Capital Corp 3.253% 07/08/2005	3,267,790	3,267,790
Goldman Sachs Financial Square Prime Obligations Money Market Fund	3,729,868	3,729,868
Harris Trust & Savings Bank 3.295% 11/04/2005	3,912,139	3,912,139
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	2,042,369	2,042,369
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	2,450,843	2,450,843
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	4,084,738	4,084,738
Merrimac Cash Fund, Premium Class	6,476,213	6,476,213
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	8,169,476	8,169,476
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	1,633,895	1,633,895
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	4,901,686	4,901,686
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	3,171,841	3,171,841

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$1,470,506	$1,470,506
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	4,084,738	4,084,738
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	3,305,031	3,305,031
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	2,450,843	2,450,843
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	4,084,738	4,084,738
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	4,493,212	4,493,212
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	3,267,790	3,267,790
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	3,267,790	3,267,790
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	1,633,895	1,633,895
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	2,703,637	2,703,637
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	4,084,738	4,084,738
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	4,084,738	4,084,738
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	1,225,421	1,225,421
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	4,084,738	4,084,738
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	2,042,369	2,042,369
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	4,084,738	4,084,738
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	4,084,738	4,084,738
		193,583,810

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 3.4%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$43,245,664	$43,245,664
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		236,829,474
TOTAL INVESTMENTS - 115.0% (Cost $1,272,563,914)(e)		1,490,939,462
Other Assets/ (Liabilities) - (15.0%)		(194,130,632)
NET ASSETS - 100.0%		$1,296,808,830

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $43,248,079. Collateralized by U.S. Government Agency obligations with rates of 3.770% - 5.875%, maturity dates of 10/25/2022 - 08/25/2033, and an aggregate market value, including accrued interest, of $45,407,947.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.5%
Advertising - 0.2%
Interpublic Group of Companies, Inc.(a)	69,133	$842,039
Monster Worldwide, Inc.(a)	19,318	554,040
Omnicom Group, Inc.	30,014	2,396,918
		3,792,997
Aerospace & Defense - 2.2%
Boeing Co.	139,640	9,216,240
General Dynamics Corp.	33,854	3,708,367
Goodrich Corp.	21,290	872,038
Honeywell International, Inc.	141,110	5,168,859
Lockheed Martin Corp.	67,107	4,353,231
Northrop Grumman Corp.	58,078	3,208,809
Raytheon Co.	73,100	2,859,672
Rockwell Collins, Inc.	28,032	1,336,566
United Technologies Corp.	170,662	8,763,494
		39,487,276
Air Transportation - 0.1%
Delta Air Lines, Inc.(a) (b)	19,716	74,132
Southwest Airlines Co.	126,965	1,768,622
		1,842,754
Apparel, Textiles & Shoes - 0.7%
Coach, Inc.(a)	59,800	2,007,486
The Gap, Inc.	133,203	2,630,759
Jones Apparel Group, Inc.	18,189	564,587
Limited Brands	62,959	1,348,582
Liz Claiborne, Inc.	17,292	687,530
Nike, Inc. Cl. B	38,983	3,375,928
Nordstrom, Inc.	22,038	1,497,923
Reebok International Limited	9,900	414,117
VF Corp.	18,002	1,030,074
		13,556,986
Automotive & Parts - 0.8%
AutoNation, Inc.(a)	36,400	746,928
Cooper Tire & Rubber Co.(b)	12,730	236,396
Dana Corp.	29,069	436,326
Delphi Corp.	100,694	468,227
Ford Motor Co.	295,814	3,029,135
General Motors Corp.(b)	91,045	3,095,530
Genuine Parts Co.	26,112	1,072,942
The Goodyear Tire & Rubber Co.(a) (b)	28,776	428,762
Harley-Davidson, Inc.	48,236	2,392,506

	Number of Shares	Market Value
Navistar International Corp.(a)	10,309	$329,888
Paccar, Inc.	28,804	1,958,672
Visteon Corp.(b)	23,653	142,628
		14,337,940
Banking, Savings & Loans - 11.3%
AmSouth Bancorporation	52,694	1,370,044
Bank of America Corp.	669,414	30,531,973
Bank of New York Co., Inc.	131,403	3,781,778
BB&T Corp.	90,416	3,613,928
Capital One Financial Corp.(b)	41,046	3,284,090
Citigroup, Inc.	863,741	39,930,746
Comerica, Inc.	30,576	1,767,293
Compass Bancshares, Inc.	23,000	1,035,000
Fannie Mae	161,079	9,407,014
Fifth Third Bancorp	87,688	3,613,622
First Horizon National Corp.	23,000	970,600
Freddie Mac	115,428	7,529,368
Golden West Financial Corp.	47,458	3,055,346
JP Morgan Chase & Co.	587,348	20,745,131
KeyCorp	65,068	2,157,004
M&T Bank Corp.(b)	16,700	1,756,172
Marshall and Ilsley Corp.	30,900	1,373,505
Mellon Financial Corp.	68,468	1,964,347
National City Corp.	99,571	3,397,363
North Fork Bancorporation, Inc.	81,900	2,300,571
Northern Trust Corp.	30,893	1,408,412
Providian Financial Corp.(a)	50,804	895,675
Regions Financial Corp.	72,242	2,447,559
SLM Corp.	70,431	3,577,895
Sovereign Bancorp, Inc.	54,690	1,221,775
State Street Corp.	51,868	2,502,631
SunTrust Banks, Inc.	58,034	4,192,376
Synovus Financial Corp.	45,599	1,307,323
U.S. Bancorp	311,734	9,102,633
Wachovia Corp.	265,415	13,164,584
Washington Mutual, Inc.(b)	144,652	5,885,890
Wells Fargo & Co.	279,137	17,189,256
Zions Bancorp	15,500	1,139,715
		207,620,619
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	128,796	5,892,417
Brown-Forman Corp. Cl. B	14,942	903,393

	Number of Shares	Market Value
The Coca-Cola Co.	374,072	$15,617,506
Coca-Cola Enterprises, Inc.	60,743	1,336,953
Molson Coors Brewing Co., Class B	12,065	748,030
The Pepsi Bottling Group, Inc.	35,382	1,012,279
PepsiCo, Inc.	280,566	15,130,924
		40,641,502
Broadcasting, Publishing & Printing - 2.5%
Clear Channel Communications, Inc.	87,321	2,700,839
Comcast Corp. Cl. A(a)	368,896	11,325,107
Dow Jones & Co., Inc.(b)	14,157	501,866
Gannett Co., Inc.	40,471	2,878,702
Knight Ridder, Inc.	13,537	830,360
The McGraw-Hill Companies, Inc.	65,488	2,897,844
Meredith Corp.	5,689	279,102
New York Times Co. Cl. A(b)	20,800	647,920
Time Warner, Inc.(a)	759,394	12,689,474
Tribune Co.(b)	49,395	1,737,716
Univision Communications, Inc. Cl. A(a)	47,100	1,297,605
Viacom, Inc., Class B	264,318	8,463,462
		46,249,997
Building Materials & Construction - 0.2%
Louisiana-Pacific Corp.(b)	18,184	446,963
Masco Corp.(b)	75,792	2,407,154
Vulcan Materials Co.(b)	14,378	934,426
		3,788,543
Chemicals - 1.5%
Air Products & Chemicals, Inc.	38,505	2,321,851
Ashland, Inc.	11,025	792,367
Dow Chemical Co.	158,220	7,045,537
Du Pont (E.I.) de Nemours & Co.	163,650	7,038,587
Eastman Chemical Co.	14,135	779,545
Engelhard Corp.	15,025	428,964
Great Lakes Chemical Corp.	10,196	320,868
Hercules, Inc.(a)	12,889	182,379
International Flavors & Fragrances, Inc.	14,182	513,672
Monsanto Co.	44,624	2,805,511
PPG Industries, Inc.	26,908	1,688,746
Praxair, Inc.	51,656	2,407,170
Rohm & Haas Co.	33,284	1,542,381
		27,867,578

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Commercial Services - 1.6%
Allied Waste Industries, Inc.(a) (b)	42,934	$340,467
Apollo Group, Inc. Cl. A(a)	28,200	2,205,804
Block (H&R), Inc.(b)	26,648	1,554,911
Cendant Corp.	177,144	3,962,711
Cintas Corp.(b)	23,900	922,540
Convergys Corp.(a)	20,871	296,786
Donnelley (R.R.) & Sons Co.	32,615	1,125,544
eBay, Inc.(a)	199,200	6,575,592
Ecolab, Inc.(b)	36,158	1,170,073
Equifax, Inc.(b)	23,249	830,222
Fluor Corp.(b)	13,735	790,999
Moody's Corp.	44,172	1,985,973
Paychex, Inc.	62,106	2,020,929
PerkinElmer, Inc.	16,174	305,689
Quest Diagnostics, Inc.(b)	29,370	1,564,540
Robert Half International, Inc.(b)	27,900	696,663
Ryder System, Inc.	10,705	391,803
Waste Management, Inc.	96,397	2,731,891
		29,473,137
Communications - 2.0%
ADC Telecommunications, Inc.(a)	21,270	463,048
Andrew Corp.(a) (b)	23,442	299,120
Avaya, Inc.(a)	74,675	621,296
Ciena Corp.(a)	93,100	194,579
Citizens Communications Co.(b)	54,100	727,104
L-3 Communications Holdings, Inc.	16,700	1,278,886
Lucent Technologies, Inc.(a) (b)	711,352	2,070,034
Network Appliance, Inc.(a) (b)	60,138	1,700,101
Nextel Communications, Inc. Cl. A(a) (b)	189,039	6,107,850
Qualcomm, Inc.	274,818	9,071,742
SBC Communications, Inc.	543,509	12,908,339
Scientific-Atlanta, Inc.	26,681	887,677
Tellabs, Inc.(a)	81,423	708,380
		37,038,156
Communications Equipment - 0.4%
Motorola, Inc.	403,802	7,373,425
Computer Integrated Systems Design - 0.3%
Autodesk, Inc.	39,012	1,340,842
Computer Sciences Corp.(a)	31,696	1,385,115
Parametric Technology Corp.(a)	43,688	278,729
Sun Microsystems, Inc.(a)	563,004	2,100,005
Teradyne, Inc.(a) (b)	32,606	390,294

	Number of Shares	Market Value
Unisys Corp.(a)	43,051	$272,513
		5,767,498
Computer Programming Services - 0.0%
Mercury Interactive Corp.(a)	14,740	565,426
Computers & Information - 4.0%
Apple Computer, Inc.(a)	133,450	4,912,294
Cisco Systems, Inc.(a)	1,075,387	20,550,646
Comverse Technology, Inc.(a)	33,129	783,501
Dell, Inc.(a)	409,548	16,181,241
EMC Corp.(a)	402,833	5,522,840
Gateway, Inc.(a)	48,768	160,934
International Business Machines Corp.	269,702	20,011,888
International Game Technology	58,156	1,637,091
Jabil Circuit, Inc.(a)	29,600	909,608
Lexmark International, Inc.(a)	21,128	1,369,728
Solectron Corp.(a)	151,153	572,870
Symbol Technologies, Inc.	40,400	398,748
		73,011,389
Computers & Office Equipment - 0.9%
Electronic Data Systems Corp.(b)	86,523	1,665,568
Hewlett-Packard Co.	483,352	11,363,606
Pitney Bowes, Inc.	34,255	1,491,805
Xerox Corp.(a)	158,177	2,181,261
		16,702,240
Containers - 0.2%
Ball Corp.	17,608	633,184
Bemis Co., Inc.	12,988	344,702
Pactiv Corp.(a)	19,198	414,293
Sealed Air Corp.(a)	13,948	694,471
Temple-Inland, Inc.	20,186	749,910
		2,836,560
Cosmetics & Personal Care - 2.4%
Alberto-Culver Co.	12,847	556,661
Avon Products, Inc.	78,538	2,972,663
Colgate-Palmolive Co.	89,119	4,447,929
The Gillette Co.	166,344	8,421,997
Kimberly-Clark Corp.	81,881	5,124,932
The Procter & Gamble Co.	415,998	21,943,894
		43,468,076
Data Processing & Preparation - 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	19,100	976,010
Automatic Data Processing, Inc.	96,708	4,058,835

	Number of Shares	Market Value
First Data Corp.	134,151	$5,384,821
Fiserv, Inc.(a)	34,001	1,460,343
IMS Health, Inc.	33,625	832,891
NCR Corp.(a)	28,936	1,016,232
		13,729,132
Electric Utilities - 3.1%
AES Corp.(a)	108,153	1,771,546
Allegheny Energy, Inc.(a)	22,300	562,406
Ameren Corp.	28,842	1,594,963
American Electric Power Co.	66,108	2,437,402
Calpine Corp.(a) (b)	73,879	251,189
CenterPoint Energy, Inc.(b)	56,522	746,656
Cinergy Corp.	34,981	1,567,848
CMS Energy Corp.(a) (b)	35,854	539,961
Consolidated Edison, Inc.(b)	42,274	1,980,114
Constellation Energy Group, Inc.	26,664	1,538,246
Dominion Resources, Inc.(b)	57,220	4,199,376
DTE Energy Co.(b)	28,452	1,330,700
Duke Energy Corp.(b)	157,898	4,694,308
Edison International	54,887	2,225,668
Entergy Corp.	37,206	2,810,913
Exelon Corp.	111,648	5,730,892
FirstEnergy Corp.	56,487	2,717,590
FPL Group, Inc.	65,030	2,735,162
NiSource, Inc.	37,485	927,004
PG&E Corp.(b)	61,781	2,319,259
Pinnacle West Capital Corp.	11,750	522,287
PPL Corp.	29,455	1,749,038
Progress Energy, Inc.	39,821	1,801,502
Public Service Enterprise Group, Inc.	39,282	2,389,131
Southern Co.	124,846	4,328,411
Teco Energy, Inc.(b)	28,200	533,262
TXU Corp.	38,366	3,187,831
		57,192,665
Electrical Equipment & Electronics - 6.8%
Advanced Micro Devices, Inc.(a)	62,742	1,087,946
Altera Corp.(a) (b)	64,804	1,284,415
American Power Conversion Corp.	28,942	682,742
Analog Devices, Inc.(b)	57,425	2,142,527
Applied Micro Circuits Corp.(a)	48,600	124,416
Broadcom Corp. Cl. A(a)	49,600	1,761,296
Emerson Electric Co.	68,154	4,268,485
Freescale Semiconductor, Inc. Cl. B(a)	61,609	1,304,879
General Electric Co.	1,753,975	60,775,234
Intel Corp.	1,028,732	26,808,756

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
JDS Uniphase Corp.(a)	220,876	$335,732
Johnson Controls, Inc.	31,902	1,797,040
Kla-Tencor Corp.	33,328	1,456,434
Linear Technology Corp.	52,649	1,931,692
LSI Logic Corp.(a)	63,842	542,019
Maxim Integrated Products, Inc.	55,599	2,124,438
Micron Technology, Inc.(a) (b)	100,880	1,029,985
Molex, Inc.(b)	30,447	792,840
National Semiconductor Corp.(b)	60,024	1,322,329
Novellus Systems, Inc.(a)	23,831	588,864
Nvidia Corp.(a)	26,800	716,096
PMC-Sierra, Inc.(a)	25,779	240,518
Qlogic Corp.(a)	14,100	435,267
Rockwell Automation, Inc.	30,032	1,462,859
Sanmina-SCI Corp.(a) (b)	82,324	450,312
Texas Instruments, Inc.	283,669	7,962,589
Xilinx, Inc.	59,568	1,518,984
		124,948,694
Energy - 8.7%
Amerada Hess Corp.	13,960	1,486,880
Anadarko Petroleum Corp.	39,154	3,216,501
Apache Corp.	55,156	3,563,078
BJ Services Co.(b)	26,900	1,411,712
Burlington Resources, Inc.	65,160	3,599,438
Chevron Corp.(b)	347,658	19,441,035
ConocoPhillips	232,910	13,389,996
Devon Energy Corp.	80,000	4,054,400
Dynegy, Inc., Class A(a)	48,037	233,460
El Paso Corp.	98,335	1,132,819
EOG Resources, Inc.	39,400	2,237,920
Exxon Mobil Corp.	1,056,498	60,716,940
Halliburton Co.	80,684	3,858,309
Kerr-McGee Corp.	18,093	1,380,677
KeySpan Corp.(b)	32,000	1,302,400
Kinder Morgan, Inc.(b)	19,300	1,605,760
Marathon Oil Corp.	58,551	3,124,867
Nabors Industries Limited(a)	24,369	1,477,249
National Oilwell Varco, Inc.(a)	28,500	1,354,890
Nicor, Inc.(b)	5,282	217,460
Noble Corp.	24,200	1,488,542
Occidental Petroleum Corp.	67,451	5,189,005
Peoples Energy Corp.	4,262	185,227
Rowan Companies, Inc.	18,366	545,654
Schlumberger Limited	94,905	7,207,086
Sempra Energy	40,861	1,687,968
Sunoco, Inc.	11,356	1,290,950
Transocean, Inc.(a)	51,772	2,794,135
Unocal Corp.	43,629	2,838,066

	Number of Shares	Market Value
Valero Energy Corp.	41,200	$3,259,332
The Williams Companies, Inc.	95,191	1,808,629
Xcel Energy, Inc.(b)	57,387	1,120,194
XTO Energy, Inc.	53,866	1,830,905
		160,051,484
Entertainment & Leisure - 1.0%
Brunswick Corp.	16,555	717,163
Harrah's Entertainment, Inc.	30,016	2,163,253
News Corp., Inc. Cl. A	475,600	7,695,208
The Walt Disney Co.	335,970	8,459,725
		19,035,349
Financial Services - 3.8%
American Express Co.	196,560	10,462,889
Apartment Investment & Management Co. Cl. A(b)	18,000	736,560
Archstone-Smith Trust REIT	28,900	1,116,118
Bear Stearns Companies, Inc.	17,795	1,849,612
CIT Group, Inc.	36,100	1,551,217
Countrywide Financial Corp.	94,298	3,640,846
E Trade Financial Corp.(a)	65,900	921,941
Federated Investors, Inc. Cl. B	13,400	402,134
Franklin Resources, Inc.	33,730	2,596,535
The Goldman Sachs Group, Inc.	72,800	7,427,056
Huntington Bancshares, Inc.(b)	41,121	992,661
Janus Capital Group, Inc.(b)	43,294	651,142
Lehman Brothers Holdings, Inc.(b)	44,418	4,409,819
MBNA Corp.	210,746	5,513,115
Merrill Lynch & Co., Inc.	154,270	8,486,393
Morgan Stanley	186,299	9,775,109
PNC Financial Services Group, Inc.	49,313	2,685,586
Price (T. Rowe) Group, Inc.	22,013	1,378,014
ProLogis Trust REIT	26,300	1,058,312
The Schwab (Charles) Corp.	191,105	2,155,664
Simon Property Group, Inc. REIT(b)	37,400	2,711,126
		70,521,849
Foods - 1.8%
Archer-Daniels- Midland Co.(b)	103,279	2,208,105
Campbell Soup Co.	52,546	1,616,840
ConAgra Foods, Inc.	81,769	1,893,770
General Mills, Inc.	61,751	2,889,329

	Number of Shares	Market Value
Heinz (H. J.) Co.	57,522	$2,037,429
The Hershey Co.(b)	34,984	2,172,506
Kellogg Co.	56,216	2,498,239
The Kroger Co.(a) (b)	118,775	2,260,288
McCormick & Co., Inc.	19,200	627,456
Safeway, Inc.(b)	72,777	1,644,032
Sara Lee Corp.	127,336	2,522,526
Starbucks Corp.(a)	66,148	3,417,206
SuperValu, Inc.	23,532	767,379
Sysco Corp.	106,278	3,846,201
Wrigley (Wm.) Jr. Co.	31,704	2,182,503
		32,583,809
Forest Products & Paper - 0.5%
Georgia-Pacific Corp.	42,172	1,341,070
International Paper Co.	79,051	2,388,131
MeadWestvaco Corp.	33,250	932,330
OfficeMax, Inc.(b)	14,701	437,649
Plum Creek Timber Co., Inc. REIT	25,300	918,390
Weyerhaeuser Co.	42,011	2,674,000
		8,691,570
Healthcare - 1.3%
Caremark Rx, Inc.(a)	76,100	3,387,972
Express Scripts, Inc.(a) (b)	26,600	1,329,468
HCA, Inc.	67,885	3,847,043
Health Management Associates, Inc. Cl. A(b)	40,700	1,065,526
Humana, Inc.(a) (b)	27,796	1,104,613
Laboratory Corp. of America Holdings(a)	21,800	1,087,820
Manor Care, Inc.	15,581	619,033
Tenet Healthcare Corp.(a)	73,728	902,431
UnitedHealth Group, Inc.	212,896	11,100,397
		24,444,303
Home Construction, Furnishings & Appliances - 0.3%
Centex Corp.(b)	20,510	1,449,442
KB Home(b)	14,770	1,125,917
Leggett & Platt, Inc.	30,747	817,255
Maytag Corp.(b)	13,938	218,269
Pulte Homes, Inc.(b)	18,746	1,579,350
Whirlpool Corp.(b)	11,029	773,243
		5,963,476
Household Products - 0.6%
Black & Decker Corp.(b)	12,950	1,163,557
The Clorox Co.	23,615	1,315,828
Corning, Inc.(a)	234,761	3,901,728
Fortune Brands, Inc.	22,580	2,005,104
Newell Rubbermaid, Inc.(b)	48,471	1,155,549
Sherwin-Williams Co.	23,289	1,096,679
Snap-On, Inc.	6,903	236,773

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
The Stanley Works	15,455	$703,821
		11,579,039
Industrial – Distribution - 0.1%
Grainger (W.W.), Inc.	15,466	847,382
Industrial – Diversified - 1.7%
3M Co.	126,698	9,160,265
Cooper Industries Limited Cl. A	14,965	956,263
Danaher Corp.(b)	46,200	2,418,108
Eaton Corp.	25,256	1,512,834
Illinois Tool Works, Inc.	46,233	3,683,845
ITT Industries, Inc.	16,255	1,586,976
Textron, Inc.(b)	21,955	1,665,287
Tyco International Limited	336,254	9,818,617
		30,802,195
Information Retrieval Services - 0.4%
Yahoo!, Inc.(a)	217,920	7,550,928
Insurance - 5.2%
ACE Limited	46,900	2,103,465
Aetna, Inc.	47,498	3,933,784
AFLAC, Inc.	82,338	3,563,589
Allstate Corp.	114,715	6,854,221
Ambac Financial Group, Inc.	18,900	1,318,464
American International Group, Inc.	430,308	25,000,895
Aon Corp.	54,552	1,365,982
Chubb Corp.	30,909	2,646,119
Cigna Corp.	20,788	2,224,940
Cincinnati Financial Corp.	25,885	1,024,011
The Hartford Financial Services Group, Inc.	50,434	3,771,455
Jefferson-Pilot Corp.	21,673	1,092,753
Lincoln National Corp.	31,739	1,489,194
Loews Corp.	26,848	2,080,720
Marsh & McLennan Companies, Inc.	86,652	2,400,260
MBIA, Inc.(b)	24,811	1,471,540
Metlife, Inc.	122,800	5,518,632
MGIC Investment Corp.	14,787	964,408
Principal Financial Group, Inc.	46,100	1,931,590
Progressive Corp.	32,387	3,200,159
Prudential Financial, Inc.	87,500	5,745,250
Safeco Corp.	23,025	1,251,179
St. Paul Travelers Companies	112,259	4,437,598
Torchmark Corp.	18,026	940,957
UnumProvident Corp.(b)	46,725	856,002
WellPoint, Inc.(a)	100,040	6,966,786
XL Capital Limited Cl. A(b)	21,100	1,570,262
		95,724,215

	Number of Shares	Market Value
Lodging - 0.3%
Hilton Hotels Corp.	59,651	$1,422,676
Marriott International, Inc. Cl. A	34,623	2,361,981
Starwood Hotels & Resorts Worldwide, Inc.	34,327	2,010,532
		5,795,189
Machinery & Components - 0.9%
Baker Hughes, Inc.	56,683	2,899,902
Caterpillar, Inc.	55,316	5,272,168
Cummins, Inc.(b)	7,473	557,561
Deere & Co.(b)	41,513	2,718,686
Dover Corp.	30,959	1,126,288
Ingersoll-Rand Co. Cl. A	29,386	2,096,691
Pall Corp.	14,618	443,802
Parker-Hannifin Corp.	20,698	1,283,483
		16,398,581
Manufacturing - 0.4%
American Standard Companies, Inc.	29,300	1,228,256
Applied Materials, Inc.	277,952	4,497,263
Avery Dennison Corp.	14,398	762,518
Millipore Corp.(a)	7,781	441,416
		6,929,453
Medical Supplies - 2.3%
Agilent Technologies, Inc.(a)	72,005	1,657,555
Allergan, Inc.	22,529	1,920,372
Applied Biosystems Group- Applera Corp.	32,168	632,745
Bard (C.R.), Inc.	15,878	1,056,046
Bausch & Lomb, Inc.	9,994	829,502
Baxter International, Inc.	103,826	3,851,945
Becton, Dickinson & Co.	42,846	2,248,130
Biomet, Inc.(b)	42,994	1,489,312
Boston Scientific Corp.(a)	128,440	3,467,880
Fisher Scientific International(a)	18,300	1,187,670
Guidant Corp.	54,141	3,643,689
Medtronic, Inc.	200,914	10,405,336
St. Jude Medical, Inc.(a)	57,092	2,489,782
Stryker Corp.	62,802	2,986,863
Tektronix, Inc.	17,070	397,219
Thermo Electron Corp.(a)	24,075	646,895
Waters Corp.(a)	19,500	724,815
Zimmer Holdings, Inc.(a)	39,778	3,029,890
		42,665,646
Metals & Mining - 0.6%
Alcoa, Inc.	145,066	3,790,575
Allegheny Technologies, Inc.	16,347	360,615
Freeport-McMoRan Copper & Gold, Inc. Cl. B	31,083	1,163,748

	Number of Shares	Market Value
Newmont Mining Corp.	74,897	$2,923,230
Nucor Corp.(b)	26,500	1,208,930
Phelps Dodge Corp.(b)	16,339	1,511,358
United States Steel Corp.(b)	18,856	648,081
		11,606,537
Pharmaceuticals - 8.8%
Abbott Laboratories	260,737	12,778,720
AmerisourceBergen Corp.(b)	15,916	1,100,591
Amgen, Inc.(a)	207,490	12,544,845
Biogen Idec, Inc.(a)	56,391	1,942,670
Bristol-Myers Squibb Co.(b)	327,684	8,185,546
Cardinal Health, Inc.	70,479	4,058,181
Chiron Corp.(a)	25,700	896,673
Eli Lilly & Co.	189,295	10,545,624
Forest Laboratories, Inc.(a)	56,900	2,210,565
Genzyme Corp.(a)	41,400	2,487,726
Gilead Sciences, Inc.(a)	73,438	3,230,538
Hospira, Inc.(a)	22,493	877,227
Johnson & Johnson	491,200	31,928,000
King Pharmaceuticals, Inc.(a)	38,148	397,502
McKesson Corp.	50,398	2,257,326
Medco Health Solutions, Inc.(a)	46,041	2,456,748
Medimmune, Inc.(a)	41,569	1,110,724
Merck & Co., Inc.	364,862	11,237,750
Mylan Laboratories, Inc.(b)	43,800	842,712
Pfizer, Inc.	1,234,321	34,042,573
Schering-Plough Corp.	243,486	4,640,843
Sigma-Aldrich Corp.	13,351	748,190
Watson Pharmaceutical, Inc.(a)	18,371	543,047
Wyeth	221,404	9,852,478
		160,916,799
Photography Equipment/Supplies - 0.1%
Eastman Kodak Co.(b)	48,647	1,306,172
Prepackaged Software - 3.8%
Adobe Systems, Inc.	80,044	2,290,859
BMC Software, Inc.(a)	34,531	619,831
Citrix Systems, Inc.(a)	29,127	630,891
Computer Associates International, Inc.	87,139	2,394,580
Compuware Corp.(a)	58,837	423,038
Electronic Arts, Inc.(a)	50,900	2,881,449
Intuit, Inc.(a)	30,200	1,362,322
Microsoft Corp.	1,674,190	41,586,880
Novell, Inc.(a) (b)	68,182	422,728
Oracle Corp.(a)	750,028	9,900,370
Siebel Systems, Inc.	88,762	789,982
SunGard Data Systems, Inc.(a)	48,400	1,702,228
Symantec Corp.(a)	116,100	2,524,014

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Veritas Software Corp.(a)	70,790	$1,727,276
		69,256,448
Real Estate - 0.2%
Equity Office Properties Trust REIT	69,700	2,307,070
Equity Residential REIT	49,800	1,833,636
		4,140,706
Restaurants - 0.6%
Darden Restaurants, Inc.	24,728	815,529
McDonald's Corp.	211,360	5,865,240
Wendy's International, Inc.	19,701	938,753
Yum! Brands, Inc.	47,420	2,469,634
		10,089,156
Retail - 5.5%
AutoZone, Inc.(a)	11,836	1,094,357
Bed Bath & Beyond, Inc.(a)	50,696	2,118,079
Best Buy Co., Inc.	48,741	3,341,196
Big Lots, Inc.(a) (b)	22,596	299,171
Circuit City Stores, Inc.	31,959	552,571
Costco Wholesale Corp.	78,789	3,531,323
CVS Corp.	126,778	3,685,436
Dillards, Inc. Cl. A	11,365	266,168
Dollar General Corp.	48,231	981,983
Family Dollar Stores, Inc.	30,424	794,066
Federated Department Stores, Inc.	27,178	1,991,604
The Home Depot, Inc.	360,087	14,007,384
J.C. Penney Co., Inc.	45,461	2,390,339
Kohl's Corp.(a)	52,776	2,950,706
Lowe's Companies, Inc.(b)	129,650	7,548,223
The May Department Stores Co.	48,487	1,947,238
Office Depot, Inc.(a)	52,859	1,207,300
RadioShack Corp.	25,530	591,530
Sears Holdings Corp.(a)	15,898	2,382,633
Staples, Inc.	122,484	2,611,359
Target Corp.	148,810	8,096,752
Tiffany & Co.	24,156	791,351
TJX Companies, Inc.	82,560	2,010,336
Toys R Us, Inc.(a)	37,482	992,523
Walgreen Co.	168,580	7,752,994
Wal-Mart Stores, Inc.	559,273	26,956,959
		100,893,581
Retail – Grocery - 0.1%
Albertson's, Inc.(b)	61,848	1,279,017
Telephone Utilities - 2.1%
Alltel Corp.(b)	55,657	3,466,318
AT&T Corp.	129,033	2,456,788
BellSouth Corp.	302,923	8,048,664
CenturyTel, Inc.	21,848	756,596

	Number of Shares	Market Value
Qwest Communications International, Inc.(a)	287,021	$1,064,848
Sprint Corp. (FON Group)(b)	248,306	6,229,998
Verizon Communications, Inc.(b)	455,783	15,747,303
		37,770,515
Tobacco - 1.4%
Altria Group, Inc.	344,639	22,284,358
Reynolds American, Inc.(b)	18,600	1,465,680
UST, Inc.	27,887	1,273,320
		25,023,358
Toys, Games - 0.1%
Hasbro, Inc.	26,804	557,255
Mattel, Inc.	65,752	1,203,262
		1,760,517
Transportation - 1.7%
Burlington Northern Santa Fe Corp.	62,556	2,945,136
Carnival Corp.	87,768	4,787,744
CSX Corp.	34,686	1,479,705
FedEx Corp.	49,412	4,002,866
Norfolk Southern Corp.	68,777	2,129,336
Union Pacific Corp.	42,838	2,775,902
United Parcel Service, Inc. Cl. B	186,900	12,926,004
		31,046,693
Travel - 0.0%
Sabre Holdings Corp.	23,928	477,364
TOTAL EQUITIES (Cost $1,731,721,725)		1,806,443,921
	Principal Amount
SHORT-TERM INVESTMENTS - 9.3%
Cash Equivalents - 7.9%(d)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$1,547,378	1,547,378
American Beacon Money Market Fund	4,177,285	4,177,285
Bank of America Bank Note 3.270% 07/18/2005	2,141,782	2,141,782
Bank of America Bank Note 3.270% 08/30/2005	3,977,595	3,977,595

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	$5,891,386	$5,891,386
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	3,059,688	3,059,688
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	3,082,802	3,082,802
BGI Institutional Money Market Fund	12,008,361	12,008,361
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	2,141,782	2,141,782
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,835,813	1,835,813
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,835,813	1,835,813
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	4,252,393	4,252,393
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	1,529,844	1,529,844
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	1,529,844	1,529,844
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	3,778,271	3,778,271
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	551,380	551,380
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	2,128,674	2,128,674
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	2,159,648	2,159,648
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	3,059,688	3,059,688
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	2,447,751	2,447,751
Freddie Mac Discount Note 3.208% 07/26/2005	1,508,311	1,508,311
Freddie Mac Discount Note 3.244% 08/16/2005	3,671,626	3,671,626
General Electric Capital Corp 3.252% 07/06/2005	3,059,688	3,059,688

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
General Electric Capital Corp 3.253% 07/08/2005	$2,447,751	$2,447,751
Goldman Sachs Financial Square Prime Obligations Money Market Fund	2,793,872	2,793,872
Harris Trust & Savings Bank 3.295% 11/04/2005	2,930,402	2,930,402
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	1,529,844	1,529,844
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,835,813	1,835,813
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	3,059,688	3,059,688
Merrimac Cash Fund, Premium Class	4,851,031	4,851,031
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	6,119,377	6,119,377
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	1,223,875	1,223,875
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	3,671,626	3,671,626
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	2,375,880	2,375,880
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	1,101,488	1,101,488
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	3,059,688	3,059,688
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	2,475,646	2,475,646
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,835,813	1,835,813
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	3,059,688	3,059,688
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	3,365,657	3,365,657

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	$2,447,751	$2,447,751
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	2,447,751	2,447,751
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	1,223,875	1,223,875
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	2,025,169	2,025,169
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	3,059,688	3,059,688
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	3,059,688	3,059,688
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	917,907	917,907
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	3,059,688	3,059,688
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	1,529,844	1,529,844
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	3,059,688	3,059,688
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	3,059,688	3,059,688
		145,004,679
Repurchase Agreement - 1.3%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(e)	23,085,887	23,085,887
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill(c) 2.805% 07/14/2005	2,740,000	2,737,225
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		170,827,791
TOTAL INVESTMENTS - 107.8% (Cost $1,902,549,516)(f)		1,977,271,712
Other Assets/ (Liabilities) - (7.8%)		(143,502,801)
NET ASSETS - 100.0%		$1,833,768,911

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  This security is held as collateral for open futures contracts. (Note 2).

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $23,087,447. Collateralized by U.S. Government Agency obligations with rates of 3.764% - 6.125%, maturity dates of 11/25/2015 - 12/01/2035, and an aggregate market value, including accrued interest, of $24,240,466.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.4%
Advertising - 0.6%
Omnicom Group, Inc.	30,800	$2,459,688
Aerospace & Defense - 2.3%
Boeing Co.	57,200	3,775,200
Honeywell International, Inc.	47,400	1,736,262
Northrop Grumman Corp.	39,100	2,160,275
United Technologies Corp.	25,400	1,304,290
		8,976,027
Air Transportation - 0.3%
Southwest Airlines Co.	83,800	1,167,334
Apparel, Textiles & Shoes - 0.8%
Nike, Inc. Cl. B	22,600	1,957,160
Ross Stores, Inc.	37,200	1,075,452
		3,032,612
Banking, Savings & Loans - 6.3%
Bank of America Corp.	97,400	4,442,414
Capital One Financial Corp.(a)	17,100	1,368,171
Citigroup, Inc.	96,900	4,479,687
Fannie Mae	80,300	4,689,520
Freddie Mac	4,800	313,104
Golden West Financial Corp.(a)	33,800	2,176,044
SLM Corp.	39,100	1,986,280
State Street Corp.	16,700	805,775
Wachovia Corp.	41,600	2,063,360
Wells Fargo & Co.	34,300	2,112,194
		24,436,549
Beverages - 1.6%
The Coca-Cola Co.	3,600	150,300
PepsiCo, Inc.	114,820	6,192,242
		6,342,542
Broadcasting, Publishing & Printing - 0.7%
Clear Channel Communications, Inc.	4,700	145,371
Time Warner, Inc.(b)	55,500	927,405
Univision Communications, Inc. Cl. A(a) (b)	61,900	1,705,345
		2,778,121
Building Materials & Construction - 0.3%
Cytyc Corp.(b)	59,600	1,314,776
Chemicals - 1.6%
Monsanto Co.	31,800	1,999,266

	Number of Shares	Market Value
Potash Corp. of Saskatchewan(a)	14,300	$1,366,794
Praxair, Inc.	58,400	2,721,440
		6,087,500
Commercial Services - 2.6%
Apollo Group, Inc. Cl. A(b)	13,900	1,087,258
Career Education Corp.(b)	17,900	655,319
Cintas Corp.(a)	23,100	891,660
eBay, Inc.(b)	72,200	2,383,322
Fluor Corp.(a)	24,600	1,416,714
Paychex, Inc.	37,566	1,222,398
Quest Diagnostics, Inc.(a)	24,400	1,299,788
Robert Half International, Inc.(a)	46,100	1,151,117
		10,107,576
Communications - 2.1%
EchoStar Communications Corp. Cl. A	29,100	877,365
Nextel Communications, Inc. Cl. A(b)	80,100	2,588,031
Qualcomm, Inc.	109,500	3,614,595
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	32,557	1,095,869
		8,175,860
Computer Integrated Systems Design - 0.2%
Synopsys, Inc.(b)	23,858	397,713
Teradyne, Inc.(a) (b)	31,700	379,449
		777,162
Computers & Information - 5.8%
CDW Corp.(a)	20,600	1,176,054
Cisco Systems, Inc.(b)	331,600	6,336,876
Dell, Inc.(b)	183,400	7,246,134
EMC Corp.(b)	194,540	2,667,143
International Business Machines Corp.	70,500	5,231,100
		22,657,307
Containers - 0.1%
Smurfit-Stone Container Corp.	52,704	536,000
Cosmetics & Personal Care - 3.6%
Colgate-Palmolive Co.	41,100	2,051,301
The Gillette Co.	85,900	4,349,117
The Procter & Gamble Co.	143,100	7,548,525
		13,948,943

	Number of Shares	Market Value
Data Processing & Preparation - 0.7%
Affiliated Computer Services, Inc. Cl. A(b)	27,000	$1,379,700
Automatic Data Processing, Inc.	1,900	79,743
First Data Corp.	26,400	1,059,696
		2,519,139
Electrical Equipment & Electronics - 10.3%
Altera Corp.(a) (b)	60,700	1,203,074
Analog Devices, Inc.	55,500	2,070,705
Flextronics International Limited(a) (b)	110,500	1,459,705
General Electric Co.	425,700	14,750,505
Intel Corp.(a)	420,900	10,968,654
Intersil Corp. Cl. A	48,700	914,099
Kla-Tencor Corp.(a)	38,000	1,660,600
Linear Technology Corp.	28,000	1,027,320
Marvell Technology Group Limited(b)	31,500	1,198,260
Microchip Technology, Inc.	15,200	450,224
PMC-Sierra, Inc.(b)	60,000	559,800
Texas Instruments, Inc.	106,500	2,989,455
Xilinx, Inc.	41,200	1,050,600
		40,303,001
Energy - 5.5%
BJ Services Co.(a)	34,000	1,784,320
Chevron Corp.(a)	32,800	1,834,176
Exxon Mobil Corp.	59,800	3,436,706
Halliburton Co.	62,700	2,998,314
Nabors Industries Limited(b)	33,100	2,006,522
Schlumberger Limited	51,600	3,918,504
Total SA	10,300	2,402,897
Transocean, Inc.(b)	31,700	1,710,849
Weatherford International Limited(a) (b)	23,000	1,333,540
		21,425,828
Entertainment & Leisure - 1.4%
News Corp., Inc. Cl. A	67,911	1,098,800
News Corp., Inc. Cl. B(a)	90,600	1,527,516
The Walt Disney Co.	116,200	2,925,916
		5,552,232
Financial Services - 2.7%
American Express Co.	87,900	4,678,917
The Goldman Sachs Group, Inc.	7,800	795,756

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Lehman Brothers Holdings, Inc.(a)	21,000	$2,084,880
MBNA Corp.	42,750	1,118,340
Merrill Lynch & Co., Inc.	34,400	1,892,344
		10,570,237
Foods - 0.7%
Bunge Limited(a)	22,610	1,433,474
Sysco Corp.	36,000	1,302,840
		2,736,314
Healthcare - 2.1%
Health Management Associates, Inc. Cl. A(a)	22,900	599,522
Laboratory Corp. of America Holdings(b)	23,800	1,187,620
UnitedHealth Group, Inc.	124,200	6,475,788
		8,262,930
Industrial – Diversified - 2.1%
3M Co.	50,200	3,629,460
Danaher Corp.(a)	25,100	1,313,734
Tyco International Limited	107,300	3,133,160
		8,076,354
Information Retrieval Services - 1.9%
Google, Inc. Cl. A(a) (b)	7,300	2,147,295
Juniper Networks, Inc.(b)	55,400	1,394,972
Yahoo!, Inc.(b)	109,806	3,804,778
		7,347,045
Insurance - 4.9%
Aetna, Inc.	6,700	554,894
AFLAC, Inc.	28,200	1,220,496
Ambac Financial Group, Inc.	26,100	1,820,736
American International Group, Inc.	168,000	9,760,800
MBIA, Inc.(a)	21,200	1,257,372
Prudential Financial, Inc.	25,600	1,680,896
WellPoint, Inc.(b)	39,500	2,750,780
		19,045,974
Internet Content - 0.2%
BEA Systems, Inc.(b)	67,700	594,406
Machinery & Components - 1.3%
Baker Hughes, Inc.(a)	63,500	3,248,660
Ingersoll-Rand Co. Cl. A	11,100	791,985
Roper Industries, Inc.	14,500	1,034,865
		5,075,510
Manufacturing - 0.8%
Applied Materials, Inc.	85,800	1,388,244
Lam Research Corp.(a) (b)	24,300	703,242
Millipore Corp.(b)	21,200	1,202,676
		3,294,162

	Number of Shares	Market Value
Medical Supplies - 4.7%
Allergan, Inc.	27,400	$2,335,576
Baxter International, Inc.	57,000	2,114,700
Becton, Dickinson & Co.	29,100	1,526,877
Fisher Scientific International(b)	24,200	1,570,580
Guidant Corp.	24,200	1,628,660
Medtronic, Inc.	99,100	5,132,389
St. Jude Medical, Inc.(b)	59,200	2,581,712
Waters Corp.(b)	39,600	1,471,932
		18,362,426
Pharmaceuticals - 13.4%
Abbott Laboratories	89,700	4,396,197
Alkermes, Inc.(a) (b)	12,000	158,640
Amgen, Inc.(b)	60,800	3,675,968
Barr Pharmaceuticals(a) (b)	28,700	1,398,838
Biogen Idec, Inc.(b)	36,225	1,247,951
Cardinal Health, Inc.	25,700	1,479,806
Cephalon, Inc.(a) (b)	15,900	632,979
Eli Lilly & Co.	49,300	2,746,503
Genentech, Inc.(b)	78,200	6,277,896
Gilead Sciences, Inc.(b)	35,600	1,566,044
Johnson & Johnson	166,326	10,811,190
Merck & Co., Inc.	41,400	1,275,120
Pfizer, Inc.	273,480	7,542,578
Protein Design Labs, Inc.(b)	16,000	323,360
Schering-Plough Corp.	157,400	3,000,044
Wyeth	128,300	5,709,350
		52,242,464
Prepackaged Software - 6.2%
Adobe Systems, Inc.	29,000	829,980
Citrix Systems, Inc.(b)	31,500	682,290
DST Systems, Inc.(b)	27,800	1,301,040
McAfee, Inc.(b)	38,800	1,015,784
Microsoft Corp.	645,400	16,031,736
Oracle Corp.(b)	175,100	2,311,320
Siebel Systems, Inc.	35,700	317,730
Symantec Corp.(b)	34,200	743,508
Veritas Software Corp.(b)	40,700	993,080
		24,226,468
Restaurants - 0.9%
Brinker International, Inc.(a) (b)	39,800	1,593,990
McDonald's Corp.	61,600	1,709,400
		3,303,390
Retail - 6.9%
Costco Wholesale Corp.	8,600	385,452
CVS Corp.	54,800	1,593,036
The Home Depot, Inc.	153,900	5,986,710
Kohl's Corp.(b)	15,900	888,969

	Number of Shares	Market Value
Lowe's Companies, Inc.(a)	28,860	$1,680,229
Staples, Inc.	95,450	2,034,994
Target Corp.	89,900	4,891,459
Walgreen Co.	57,600	2,649,024
Wal-Mart Stores, Inc.	144,500	6,964,900
		27,074,773
Telephone Utilities - 0.3%
Verizon Communications, Inc.	37,200	1,285,260
Tobacco - 1.0%
Altria Group, Inc.	59,800	3,866,668
Transportation - 1.5%
Carnival Corp.	48,300	2,634,765
FedEx Corp.	7,800	631,878
Royal Caribbean Cruises Limited(a)	30,600	1,479,816
United Parcel Service, Inc. Cl. B	16,000	1,106,560
		5,853,019
TOTAL EQUITIES (Cost $365,016,122)		383,815,597
	Principal Amount
SHORT-TERM INVESTMENTS - 11.6%
Cash Equivalents - 9.9%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$410,479	410,479
American Beacon Money Market Fund	1,108,106	1,108,106
Bank of America Bank Note 3.270% 07/18/2005	568,150	568,150
Bank of America Bank Note 3.270% 08/30/2005	1,055,135	1,055,135
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	1,562,806	1,562,806
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	811,642	811,642
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	817,774	817,774
BGI Institutional Money Market Fund	3,185,454	3,185,454

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	$568,150	$568,150
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	486,985	486,985
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	486,985	486,985
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	1,128,031	1,128,031
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	405,821	405,821
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	405,821	405,821
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	1,002,260	1,002,260
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	146,264	146,264
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	564,673	564,673
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	572,889	572,889
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	811,642	811,642
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	649,314	649,314
Freddie Mac Discount Note 3.208% 07/26/2005	400,109	400,109
Freddie Mac Discount Note 3.244% 08/16/2005	973,971	973,971
General Electric Capital Corp 3.252% 07/06/2005	811,642	811,642
General Electric Capital Corp 3.253% 07/08/2005	649,314	649,314
Goldman Sachs Financial Square Prime Obligations Money Market Fund	741,129	741,129
Harris Trust & Savings Bank 3.295% 11/04/2005	777,347	777,347
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	405,821	405,821

	Principal Amount	Market Value
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	$486,985	$486,985
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	811,642	811,642
Merrimac Cash Fund, Premium Class	1,286,831	1,286,831
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	1,623,285	1,623,285
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	324,657	324,657
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	973,971	973,971
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	630,249	630,249
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	292,191	292,191
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	811,642	811,642
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	656,714	656,714
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	486,985	486,985
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	811,642	811,642
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	892,807	892,807
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	649,314	649,314
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	649,314	649,314
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	324,657	324,657
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	537,216	537,216

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	$811,642	$811,642
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	811,642	811,642
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	243,493	243,493
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	811,642	811,642
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	405,821	405,821
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	811,642	811,642
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	811,642	811,642
		38,465,340
Repurchase Agreement - 1.7%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	6,486,551	6,486,551
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		44,951,891
TOTAL INVESTMENTS - 110.0% (Cost $409,968,013)(e)		428,767,488
Other Assets/ (Liabilities) - (10.0%)		(38,817,598)
NET ASSETS - 100.0%		$389,949,890

Notes to Portfolio of Investments

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $6,486,913. Collaterized by U.S.  Government Agency obligations with a rate of 5.375% - 6.375%, maturity dates 11/25/2015 - 05/28/2028, and an aggregate market value, including accrued interest, of $6,810,878.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.8%
Banking, Savings & Loans - 1.9%
Citigroup, Inc.	12,400	$573,252
Broadcasting, Publishing & Printing - 3.5%
The Scripps (E.W.) Co.(a)	12,030	587,064
Time Warner, Inc.(b)	27,150	453,676
		1,040,740
Commercial Services - 3.0%
eBay, Inc.(b)	27,420	905,134
Communications - 4.1%
Network Appliance, Inc.(a) (b)	10,100	285,527
Qualcomm, Inc.	28,450	939,134
		1,224,661
Computer Programming Services - 0.3%
SAP AG Sponsored ADR (Germany)(a)	2,150	93,095
Computers & Information - 7.4%
Apple Computer, Inc.(b)	21,150	778,531
Dell, Inc.(b)	29,150	1,151,716
EMC Corp.(b)	19,950	273,514
		2,203,761
Cosmetics & Personal Care - 4.8%
Avon Products, Inc.	17,050	645,342
The Procter & Gamble Co.(a)	14,800	780,700
		1,426,042
Electrical Equipment & Electronics - 7.3%
Broadcom Corp. Cl. A(b)	16,230	576,327
General Electric Co.	32,590	1,129,243
Marvell Technology Group Limited(b)	12,570	478,163
		2,183,733
Energy - 4.4%
Halliburton Co.	10,850	518,847
Nabors Industries Limited(b)	7,100	430,402
Schlumberger Limited	4,770	362,234
		1,311,483
Financial Services - 7.1%
Franklin Resources, Inc.	6,050	465,729
The Goldman Sachs Group, Inc.	5,480	559,070
MBNA Corp.	18,450	482,652
Merrill Lynch & Co., Inc.	8,250	453,832
The Schwab (Charles) Corp.	12,850	144,948
		2,106,231

	Number of Shares	Market Value
Foods - 1.2%
Starbucks Corp.(b)	7,180	$370,919
Healthcare - 3.9%
Caremark Rx, Inc.(b)	8,650	385,098
UnitedHealth Group, Inc.	14,700	766,458
		1,151,556
Home Construction, Furnishings & Appliances - 1.2%
Pulte Homes, Inc.	4,430	373,228
Household Products - 1.7%
Corning, Inc.(b)	31,150	517,713
Information Retrieval Services - 11.5%
Google, Inc. Cl. A(a) (b)	4,150	1,220,723
Juniper Networks, Inc.(a) (b)	36,730	924,861
Yahoo!, Inc.(b)	36,750	1,273,388
		3,418,972
Insurance - 4.3%
AFLAC, Inc.	3,500	151,480
American International Group, Inc.	12,300	714,630
WellPoint, Inc.(b)	5,880	409,483
		1,275,593
Manufacturing - 0.8%
Applied Materials, Inc.	14,100	228,138
Medical Supplies - 6.6%
Boston Scientific Corp.(a) (b)	10,340	279,180
St. Jude Medical, Inc.(b)	23,500	1,024,835
Zimmer Holdings, Inc.(b)	8,770	668,011
		1,972,026
Pharmaceuticals - 11.5%
Alcon, Inc.	6,550	716,243
Amgen, Inc.(b)	10,900	659,014
Eli Lilly & Co.	6,550	364,901
Genentech, Inc.(b)	8,500	682,380
Gilead Sciences, Inc.(b)	9,800	431,102
Teva Pharmaceutical Sponsored ADR (Israel)(a)	18,350	571,419
		3,425,059
Prepackaged Software - 5.2%
Electronic Arts, Inc.(b)	14,360	812,920
Microsoft Corp.	29,200	725,328
		1,538,248

	Number of Shares	Market Value
Retail - 5.1%
Lowe's Companies, Inc.(a)	13,550	$788,881
Target Corp.	13,450	731,815
		1,520,696
Retail – Grocery - 0.6%
Whole Foods Market, Inc.	1,520	179,816
Transportation - 1.4%
Carnival Corp.(a)	7,750	422,763
TOTAL EQUITIES (Cost $26,238,227)		29,462,859
	Principal Amount
SHORT-TERM INVESTMENTS - 20.2%
Cash Equivalents - 18.9%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$60,199	60,199
American Beacon Money Market Fund	162,511	162,511
Bank of America Bank Note 3.270% 07/18/2005	83,323	83,323
Bank of America Bank Note 3.270% 08/30/2005	154,743	154,743
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	229,196	229,196
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	119,033	119,033
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	119,932	119,932
BGI Institutional Money Market Fund	467,168	467,168
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	83,323	83,323
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	71,420	71,420
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	71,420	71,420

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	$165,433	$165,433
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	59,516	59,516
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	59,516	59,516
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	146,988	146,988
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	21,451	21,451
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	82,813	82,813
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	84,018	84,018
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	119,033	119,033
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	95,226	95,226
Freddie Mac Discount Note 3.208% 07/26/2005	58,679	58,679
Freddie Mac Discount Note 3.244% 08/16/2005	142,839	142,839
General Electric Capital Corp 3.252% 07/06/2005	119,033	119,033
General Electric Capital Corp 3.253% 07/08/2005	95,226	95,226
Goldman Sachs Financial Square Prime Obligations Money Market Fund	108,692	108,692
Harris Trust & Savings Bank 3.295% 11/04/2005	114,003	114,003
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	59,516	59,516
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	71,420	71,420
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	119,033	119,033

	Principal Amount	Market Value
Merrimac Cash Fund, Premium Class	$188,722	$188,722
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	238,066	238,066
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	47,613	47,613
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	142,839	142,839
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	92,430	92,430
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	42,852	42,852
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	119,033	119,033
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	96,312	96,312
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	71,420	71,420
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	119,033	119,033
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	130,936	130,936
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	95,226	95,226
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	95,226	95,226
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	47,613	47,613
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	78,786	78,786
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	119,033	119,033
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	119,033	119,033

	Principal Amount	Market Value
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	$35,710	$35,710
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	119,033	119,033
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	59,516	59,516
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	119,033	119,033
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	119,033	119,033
		5,641,201
Repurchase Agreement - 1.3%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	375,860	375,860
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		6,017,061
TOTAL INVESTMENTS - 119.0% (Cost $32,255,288)(e)		35,479,920
Other Assets/ (Liabilities) - (19.0%)		(5,668,401)
NET ASSETS - 100.0%		$29,811,519

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $375,881. Collateralized by U.S. Government Agency obligations with a rate of 3.664%, maturity date of 05/25/2034, and an aggregate market value, including accrued interest, of $394,653.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.5%
Advertising - 0.2%
Getty Images, Inc.(a) (b)	18,400	$1,366,384
Aerospace & Defense - 2.0%
Engineered Support Systems, Inc.(b)	9,549	342,141
General Dynamics Corp.	6,000	657,240
Lockheed Martin Corp.(b)	218,400	14,167,608
Rockwell Collins, Inc.	38,200	1,821,376
		16,988,365
Apparel, Textiles & Shoes - 2.7%
Abercrombie & Fitch Co. Cl. A(b)	22,800	1,566,360
American Eagle Outfitters, Inc.	218,000	6,681,700
bebe stores, inc.(b)	56,500	1,495,555
Chico's FAS, Inc.(a) (b)	32,100	1,100,388
Coach, Inc.(a)	100,400	3,370,428
Columbia Sportswear Co.(a) (b)	18,100	893,959
Nike, Inc. Cl. B	33,500	2,901,100
Nordstrom, Inc.	29,300	1,991,521
Urban Outfitters, Inc.(a) (b)	53,700	3,044,253
		23,045,264
Automotive & Parts - 1.3%
Copart, Inc.(a)	20,300	483,140
Harley-Davidson, Inc.	131,100	6,502,560
Oshkosh Truck Corp.	1,200	93,936
Paccar, Inc.	55,400	3,767,200
		10,846,836
Banking, Savings & Loans - 2.2%
Fannie Mae	324,500	18,950,800
The First Marblehead Corp.(a) (b)	6,100	213,866
		19,164,666
Broadcasting, Publishing & Printing - 0.4%
Cablevision Systems Corp. Cl. A(a)	55,200	1,777,440
The McGraw-Hill Companies, Inc.	39,800	1,761,150
		3,538,590
Building Materials & Construction - 0.1%
Kinetic Concepts, Inc.(a)	11,700	702,000

	Number of Shares	Market Value
Chemicals - 1.6%
Dow Chemical Co.	276,400	$12,308,092
Eastman Chemical Co.	12,700	700,405
Georgia Gulf Corp.	25,700	797,985
		13,806,482
Commercial Services - 1.2%
Ecolab, Inc.(b)	45,600	1,475,616
Fluor Corp.(b)	25,200	1,451,268
Global Payments, Inc.(b)	10,700	725,460
Jacobs Engineering Group, Inc.(a)	7,500	421,950
Moody's Corp.	26,000	1,168,960
Pharmaceutical Product Development, Inc.(a)	42,300	1,982,178
Regis Corp.	11,300	441,604
Rent-A-Center, Inc.(a)	73,500	1,711,815
Robert Half International, Inc.(b)	18,500	461,945
Ryder System, Inc.	24,300	889,380
		10,730,176
Communications - 1.5%
Harris Corp.	70,300	2,194,063
Network Appliance, Inc.(a) (b)	228,300	6,454,041
Qualcomm, Inc.	116,700	3,852,267
Titan Corp.(a)	34,700	789,078
		13,289,449
Communications Equipment - 0.2%
Motorola, Inc.	116,700	2,130,942
Computer Integrated Systems Design - 0.8%
Autodesk, Inc.	185,400	6,372,198
F5 Networks, Inc.(a)	15,500	732,142
		7,104,340
Computer Programming Services - 0.2%
Cognizant Technology Solutions Corp.(a)	13,700	645,681
VeriSign, Inc.(a)	41,500	1,193,540
		1,839,221
Computers & Information - 7.6%
Apple Computer, Inc.(a)	175,300	6,452,793
Cisco Systems, Inc.(a)	65,500	1,251,705
Dell, Inc.(a)	1,125,200	44,456,652
EMC Corp.(a)	136,500	1,871,415
International Business Machines Corp.	103,800	7,701,960

	Number of Shares	Market Value
Lexmark International, Inc.(a)	22,200	$1,439,226
Western Digital Corp.(a)	158,200	2,123,044
		65,296,795
Containers - 0.1%
Crown Holdings, Inc.(a)	76,100	1,082,903
Cosmetics & Personal Care - 1.0%
The Gillette Co.	68,100	3,447,903
The Procter & Gamble Co.	95,000	5,011,250
		8,459,153
Data Processing & Preparation - 2.1%
Affiliated Computer Services, Inc. Cl. A(a)	23,200	1,185,520
Alliance Data Systems Corp.(a)	21,200	859,872
Factset Research Systems, Inc.(b)	2,000	71,680
First Data Corp.	254,800	10,227,672
Fiserv, Inc.(a)	56,500	2,426,675
NCR Corp.(a)	64,400	2,261,728
Total System Services, Inc.(b)	38,100	918,210
		17,951,357
Electric Utilities - 0.9%
Exelon Corp.	108,100	5,548,773
TXU Corp.	22,800	1,894,452
		7,443,225
Electrical Equipment & Electronics - 4.5%
American Power Conversion Corp.	15,000	353,850
Amphenol Corp. Cl. A	31,600	1,269,372
Cree, Inc.(a) (b)	77,800	1,981,566
General Electric Co.	113,200	3,922,380
Intel Corp.	932,700	24,306,162
Qlogic Corp.(a)	43,200	1,333,584
Rockwell Automation, Inc.	106,600	5,192,486
Texas Instruments, Inc.	17,400	488,418
		38,847,818
Energy - 7.9%
Burlington Resources, Inc.	69,400	3,833,656
CAL Dive International, Inc.(a)	31,700	1,660,129
EOG Resources, Inc.	150,700	8,559,760
Exxon Mobil Corp.	742,100	42,648,487
Halliburton Co.	62,800	3,003,096
Kinder Morgan, Inc.	40,300	3,352,960
Murphy Oil Corp.	24,200	1,263,966

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
National Oilwell Varco, Inc.(a)	1,100	$52,294
Patterson-UTI Energy, Inc.	52,300	1,455,509
Pride International, Inc.(a) (b)	84,900	2,181,930
XTO Energy, Inc.	10,500	356,895
		68,368,682
Entertainment & Leisure - 0.1%
Blockbuster, Inc. Cl. A(b)	79,600	725,952
Financial Services - 1.8%
The Chicago Mercantile Exchange	3,700	1,093,350
Eaton Vance Corp.	21,600	516,456
Franklin Resources, Inc.	61,700	4,749,666
MBNA Corp.	303,300	7,934,328
Regency Centers Corp.	26,100	1,492,920
		15,786,720
Foods - 0.9%
7-Eleven, Inc.(a)	20,800	628,992
The Hershey Co.	10,600	658,260
Panera Bread Co. Cl. A(a) (b)	13,200	819,522
Starbucks Corp.(a)	118,400	6,116,544
		8,223,318
Healthcare - 6.5%
Caremark Rx, Inc.(a)	32,600	1,451,352
Covance, Inc.(a)	8,700	390,369
Coventry Health Care, Inc.(a)	11,653	824,450
Express Scripts, Inc.(a) (b)	90,600	4,528,188
HCA, Inc.	36,500	2,068,455
Lincare Holdings, Inc.(a) (b)	98,100	4,006,404
UnitedHealth Group, Inc.	815,352	42,512,453
		55,781,671
Home Construction, Furnishings & Appliances - 1.1%
D.R. Horton, Inc.	7,400	278,314
Harman International Industries	19,800	1,610,928
Maytag Corp.(b)	36,900	577,854
Mohawk Industries, Inc.(a) (b)	31,400	2,590,500
The Ryland Group, Inc.	9,100	690,417
Tempur-Pedic International, Inc.(a) (b)	36,800	816,224
Toll Brothers, Inc.(a) (b)	27,700	2,812,935
		9,377,172

	Number of Shares	Market Value
Household Products - 0.5%
Black & Decker Corp.(b)	41,300	$3,710,805
Fortune Brands, Inc.	7,600	674,880
		4,385,685
Industrial – Distribution - 0.3%
Grainger (W.W.), Inc.	41,600	2,279,264
Industrial – Diversified - 0.1%
Danaher Corp.(b)	21,400	1,120,076
Information Retrieval Services - 1.3%
Google, Inc. Cl. A(a) (b)	26,400	7,765,560
Yahoo!, Inc.(a)	94,400	3,270,960
		11,036,520
Insurance - 2.8%
Aetna, Inc.	111,200	9,209,584
AFLAC, Inc.	149,000	6,448,720
Ambac Financial Group, Inc.	27,900	1,946,304
American International Group, Inc.	27,200	1,580,320
AMERIGROUP Corp.(a)	8,100	325,620
Marsh & McLennan Companies, Inc.	40,000	1,108,000
Radian Group, Inc.	28,400	1,341,048
WellChoice, Inc.(a)	2,100	145,887
WellPoint, Inc.(a)	30,600	2,130,984
		24,236,467
Lodging - 1.8%
Boyd Gaming Corp.	12,800	654,464
Marriott International, Inc. Cl. A	118,700	8,097,714
MGM Mirage(a)	119,900	4,745,642
Starwood Hotels & Resorts Worldwide, Inc.	42,200	2,471,654
		15,969,474
Machinery & Components - 1.1%
Baker Hughes, Inc.	37,400	1,913,384
Caterpillar, Inc.	51,200	4,879,872
FMC Technologies, Inc.(a)	29,500	943,115
Graco, Inc.	20,600	701,842
Grant Prideco, Inc.(a)	26,700	706,215
Joy Global, Inc.	19,500	655,005
		9,799,433
Manufacturing - 0.2%
American Standard Companies, Inc.	44,700	1,873,824
Medical Supplies - 0.9%
Bard (C.R.), Inc.	29,200	1,942,092
Bausch & Lomb, Inc.	9,000	747,000

	Number of Shares	Market Value
Becton, Dickinson & Co.	13,400	$703,098
Mine Safety Appliances Co.	12,000	554,400
Zimmer Holdings, Inc.(a)	46,700	3,557,139
		7,503,729
Metals & Mining - 0.5%
Nucor Corp.(b)	77,800	3,549,236
Precision Castparts Corp.	6,100	475,190
Worthington Industries, Inc.	18,300	289,140
		4,313,566
Pharmaceuticals - 15.0%
Abbott Laboratories	118,700	5,817,487
AmerisourceBergen Corp.(b)	44,400	3,070,260
Barr Pharmaceuticals(a)	31,900	1,554,806
Cardinal Health, Inc.	130,000	7,485,400
Charles River Laboratories International, Inc.(a)	6,000	289,500
Genentech, Inc.(a)	34,300	2,753,604
Hospira, Inc.(a)	20,400	795,600
Johnson & Johnson	846,900	55,048,500
McKesson Corp.	122,200	5,473,338
Medco Health Solutions, Inc.(a)	42,500	2,267,800
Merck & Co., Inc.	573,800	17,673,040
Pfizer, Inc.	951,100	26,231,338
Wyeth	30,700	1,366,150
		129,826,823
Prepackaged Software - 2.4%
Adobe Systems, Inc.	316,300	9,052,506
Microsoft Corp.	117,200	2,911,248
Oracle Corp.(a)	495,600	6,541,920
Symantec Corp.(a)	87,600	1,904,424
		20,410,098
Real Estate - 0.4%
The St. Joe Co.(b)	39,300	3,204,522
Restaurants - 1.2%
Applebee's International, Inc.	54,150	1,434,434
Brinker International, Inc.(a) (b)	35,200	1,409,760
Darden Restaurants, Inc.	77,800	2,565,844
McDonald's Corp.	25,100	696,525
Outback Steakhouse, Inc.	31,700	1,434,108
Sonic Corp.(a)	25,100	766,303
Yum! Brands, Inc.	45,100	2,348,808
		10,655,782

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Retail - 14.2%
Bed Bath & Beyond, Inc.(a)	168,400	$7,035,752
Dollar General Corp.	120,300	2,449,308
Dollar Tree Stores, Inc.(a) (b)	98,700	2,368,800
Family Dollar Stores, Inc.	32,900	858,690
The Home Depot, Inc.	1,079,000	41,973,100
Lowe's Companies, Inc.	371,200	21,611,264
Michaels Stores, Inc.	89,600	3,706,752
MSC Industrial Direct Co. Cl. A	11,000	371,250
O'Reilly Automotive, Inc.(a)	23,200	691,592
Pier 1 Imports, Inc.(b)	16,400	232,716
Staples, Inc.	90,400	1,927,328
Target Corp.	195,100	10,615,391
TJX Companies, Inc.	182,800	4,451,180
Walgreen Co.	263,700	12,127,563
Wal-Mart Stores, Inc.	250,800	12,088,560
		122,509,246
Retail – Grocery - 0.0%
Weis Markets, Inc.	9,500	368,505
Telephone Utilities - 0.7%
Nextel Partners, Inc. Cl. A(a)	98,500	2,479,245
NII Holdings, Inc. Cl. B(a)	7,100	453,974
Verizon Communications, Inc.	85,400	2,950,570
		5,883,789
Tobacco - 4.8%
Altria Group, Inc.	640,700	41,427,662
Transportation - 1.4%
CNF, Inc.	34,700	1,558,030
Expeditors International of Washington, Inc.(b)	59,900	2,983,619
FedEx Corp.	18,800	1,522,988
J.B. Hunt Transport Services, Inc.(b)	108,200	2,088,260
Landstar System, Inc.(a)	54,000	1,626,480
Robinson (C.H.) Worldwide, Inc.	36,900	2,147,580
		11,926,957
TOTAL EQUITIES (Cost $802,668,646)		850,628,903

	Number of Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology(a) (c)	66,000	$-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG TERM INVESTMENTS (Cost $802,668,646)		$850,628,903
	Principal Amount
SHORT-TERM INVESTMENTS - 8.8%
Cash Equivalents - 6.6%(d)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$610,061	610,061
American Beacon Money Market Fund	1,646,914	1,646,914
Bank of America Bank Note 3.270% 07/18/2005	844,408	844,408
Bank of America Bank Note 3.270% 08/30/2005	1,568,186	1,568,186
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	2,322,707	2,322,707
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	1,206,297	1,206,297
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	1,215,410	1,215,410
BGI Institutional Money Market Fund	4,734,355	4,734,355
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	844,408	844,408
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	723,778	723,778
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	723,778	723,778
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	1,676,527	1,676,527
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	603,149	603,149

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	$603,149	$603,149
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	1,489,602	1,489,602
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	217,384	217,384
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	839,240	839,240
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	851,452	851,452
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	1,206,297	1,206,297
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	965,038	965,038
Freddie Mac Discount Note 3.208% 07/26/2005	594,659	594,659
Freddie Mac Discount Note 3.244% 08/16/2005	1,447,556	1,447,556
General Electric Capital Corp 3.252% 07/06/2005	1,206,297	1,206,297
General Electric Capital Corp 3.253% 07/08/2005	965,038	965,038
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,101,498	1,101,498
Harris Trust & Savings Bank 3.295% 11/04/2005	1,155,325	1,155,325
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	603,149	603,149
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	723,778	723,778
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	1,206,297	1,206,297

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Merrimac Cash Fund, Premium Class	$1,912,543	$1,912,543
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	2,412,594	2,412,594
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	482,519	482,519
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	1,447,556	1,447,556
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	936,702	936,702
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	434,267	434,267
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	1,206,297	1,206,297
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	976,035	976,035
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	723,778	723,778
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	1,206,297	1,206,297
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	1,326,927	1,326,927
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	965,038	965,038
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	965,038	965,038
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	482,519	482,519
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	798,433	798,433
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	1,206,297	1,206,297
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	1,206,297	1,206,297

	Principal Amount	Market Value
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	$361,889	$361,889
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	1,206,297	1,206,297
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	603,149	603,149
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	1,206,294	1,206,294
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	1,206,297	1,206,297
		57,168,800
Repurchase Agreement - 2.2%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(e)	18,999,285	18,999,285
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		76,168,085
TOTAL INVESTMENTS - 107.3% (Cost $878,836,731)(f)		926,796,988
Other Assets/ (Liabilities) - (7.3%)		(63,033,816)
NET ASSETS - 100.0%		$863,763,172

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $19,000,346. Collateralized by U.S. Government Agency obligation with a rate of 6.625%, maturity date of 06/25/2016, and an aggregate market value, including accrued interest, of $19,949,249.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 95.9%
Banking, Savings & Loans - 5.6%
Capital One Financial Corp.(a)	342,450	$27,399,424
Commercial Services - 17.1%
Apollo Group, Inc. Cl. A(a) (b)	425,150	33,255,233
eBay, Inc.(b)	967,950	31,952,029
Iron Mountain, Inc.(b)	160,500	4,978,710
Moody's Corp.(a)	309,300	13,906,128
		84,092,100
Communications - 3.4%
Qualcomm, Inc.	499,050	16,473,640
Computers & Information - 9.3%
Cisco Systems, Inc.(b)	965,950	18,459,304
Dell, Inc.(a) (b)	687,800	27,174,978
		45,634,282
Foods - 6.3%
Starbucks Corp.(b)	603,650	31,184,559
Information Retrieval Services - 6.9%
Google, Inc. Cl. A(a) (b)	114,750	33,753,713
Medical Supplies - 13.7%
Allergan, Inc.(a)	196,950	16,788,018
Medtronic, Inc.	345,350	17,885,677
Patterson Cos., Inc.(b)	193,550	8,725,234
Stryker Corp.	279,150	13,276,374
Zimmer Holdings, Inc.(b)	136,150	10,370,546
		67,045,849
Pharmaceuticals - 19.6%
Amgen, Inc.(b)	235,900	14,262,514
Genentech, Inc.(b)	527,250	42,327,630
Genzyme Corp.(b)	314,700	18,910,323
Teva Pharmaceutical Sponsored ADR (Israel)(a)	660,050	20,553,957
		96,054,424
Prepackaged Software - 1.4%
Red Hat, Inc.(a) (b)	518,450	6,791,695
Retail - 12.6%
Bed Bath & Beyond, Inc.(b)	298,600	12,475,508
Kohl's Corp.(b)	243,700	13,625,267

	Number of Shares	Market Value
Lowe's Companies, Inc.(a)	385,700	$22,455,454
Walgreen Co.	292,350	13,445,177
		62,001,406
TOTAL EQUITIES (Cost $411,877,753)		470,431,092
	Principal Amount
SHORT-TERM INVESTMENTS - 22.7%
Cash Equivalents - 18.8%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$983,315	983,315
American Beacon Money Market Fund	2,654,524	2,654,524
Bank of America Bank Note 3.270% 07/18/2005	1,361,031	1,361,031
Bank of America Bank Note 3.270% 08/30/2005	2,527,629	2,527,629
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	3,743,780	3,743,780
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	1,944,330	1,944,330
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	1,959,018	1,959,018
BGI Institutional Money Market Fund	7,630,914	7,630,914
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	1,361,031	1,361,031
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,166,598	1,166,598
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,166,598	1,166,598
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	2,702,255	2,702,255
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	972,165	972,165

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	$972,165	$972,165
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	2,400,965	2,400,965
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	350,384	350,384
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	1,352,702	1,352,702
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	1,372,385	1,372,385
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	1,944,330	1,944,330
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	1,555,464	1,555,464
Freddie Mac Discount Note 3.208% 07/26/2005	958,482	958,482
Freddie Mac Discount Note 3.244% 08/16/2005	2,333,196	2,333,196
General Electric Capital Corp 3.252% 07/06/2005	1,944,330	1,944,330
General Electric Capital Corp 3.253% 07/08/2005	1,555,464	1,555,464
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,775,413	1,775,413
Harris Trust & Savings Bank 3.295% 11/04/2005	1,862,173	1,862,173
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	972,165	972,165
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,166,598	1,166,598

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	$1,944,330	$1,944,330
Merrimac Cash Fund, Premium Class	3,082,669	3,082,669
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	3,888,661	3,888,661
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	777,732	777,732
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	2,333,196	2,333,196
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	1,509,793	1,509,793
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	699,959	699,959
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	1,944,330	1,944,330
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	1,573,191	1,573,191
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,166,598	1,166,598
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	1,944,330	1,944,330
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	2,138,763	2,138,763
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	1,555,464	1,555,464
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	1,555,464	1,555,464
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	777,732	777,732
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	1,286,928	1,286,928
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	1,944,330	1,944,330

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	$1,944,330	$1,944,330
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	583,299	583,299
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	1,944,330	1,944,330
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	972,165	972,165
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	1,944,330	1,944,330
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	1,944,330	1,944,330
		92,145,658
Repurchase Agreement - 3.9%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	19,292,397	19,292,397
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		111,438,055
TOTAL INVESTMENTS - 118.6% (Cost $523,315,808)(e)		581,869,147
Other Assets/ (Liabilities) - (18.6%)		(91,071,633)
NET ASSETS - 100.0%		$490,797,514

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $19,293,474. Collaterized by U.S. Government Agency obligations with rates of 3.650% - 6.375%, maturity dates of 08/25/2014 - 04/01/2035, and an aggregate market value, including accrued interest, of $20,257,017.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select OTC 100 Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.6%
Advertising - 0.3%
Lamar Advertising Co.(a)	4,191	$179,249
Apparel, Textiles & Shoes - 0.3%
Ross Stores, Inc.	7,076	204,567
Automotive & Parts - 1.1%
Paccar, Inc.	9,478	644,504
Broadcasting, Publishing & Printing - 4.3%
Comcast Corp. Cl. A(a)	46,363	1,423,344
IAC/InterActiveCorp(a) (b)	33,297	800,793
Liberty Global, Inc. Cl. A(a)	8,464	395,015
		2,619,152
Commercial Services - 6.0%
Apollo Group, Inc. Cl. A(a) (b)	8,935	698,896
Career Education Corp.(a)	5,082	186,052
Cintas Corp.(b)	10,043	387,660
eBay, Inc.(a)	48,966	1,616,368
Fastenal Co.(b)	3,528	216,125
Paychex, Inc.	17,464	568,279
		3,673,380
Communications - 13.3%
EchoStar Communications Corp. Cl. A(b)	10,815	326,072
Network Appliance, Inc.(a) (b)	18,622	526,444
Nextel Communications, Inc. Cl. A(a) (b)	68,639	2,217,726
NTL, Inc.(a)	4,494	307,479
Qualcomm, Inc.	95,833	3,163,447
Research In Motion Limited(a)	9,250	682,187
Sirius Satellite Radio, Inc.(a) (b)	69,726	451,824
Tellabs, Inc.(a)	12,428	108,124
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	10,624	357,604
		8,140,907
Communications Equipment - 0.3%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)(b)	6,223	198,825

	Number of Shares	Market Value
Computer Integrated Systems Design - 1.3%
Autodesk, Inc.	11,587	$398,245
Sun Microsystems, Inc.(a)	72,068	268,814
Synopsys, Inc.(a)	6,445	107,438
		774,497
Computer Programming Services - 1.4%
Cognizant Technology Solutions Corp.(a)	6,418	302,480
Mercury Interactive Corp.(a)	4,485	172,045
VeriSign, Inc.(a) (b)	12,131	348,888
		823,413
Computers & Information - 10.8%
Apple Computer, Inc.(a)	55,898	2,057,605
CDW Corp.	4,125	235,496
Cisco Systems, Inc.(a)	111,055	2,122,261
Comverse Technology, Inc.(a)	10,113	239,172
Dell, Inc.(a)	43,323	1,711,692
Sandisk Corp.(a)	8,084	191,833
		6,558,059
Containers - 0.2%
Smurfit-Stone Container Corp.	12,107	123,128
Data Processing & Preparation - 0.8%
Fiserv, Inc.(a)	11,639	499,895
Electrical Equipment & Electronics - 14.6%
Altera Corp.(a) (b)	25,421	503,844
American Power Conversion Corp.	9,432	222,501
ATI Technologies, Inc.(a)	12,069	143,018
Broadcom Corp. Cl. A(a)	12,293	436,524
Flextronics International Limited(a)	29,840	394,186
Garmin Limited(b)	4,892	209,133
Intel Corp.	105,142	2,740,001
Intersil Corp. Cl. A	7,506	140,888
JDS Uniphase Corp.(a)	80,229	121,948
Kla-Tencor Corp.	11,605	507,138
Linear Technology Corp.(b)	19,893	729,874
Marvell Technology Group Limited(a)	12,969	493,341
Maxim Integrated Products, Inc.	22,354	854,146
Microchip Technology, Inc.	8,431	249,726
Molex, Inc.(b)	4,812	125,304
Novellus Systems, Inc.(a)	6,848	169,214

	Number of Shares	Market Value
Qlogic Corp.(a)	4,554	$140,582
Sanmina-SCI Corp.(a) (b)	27,288	149,265
Xilinx, Inc.	22,637	577,244
		8,907,877
Foods - 2.2%
Starbucks Corp.(a)	26,361	1,361,809
Healthcare - 0.8%
Express Scripts, Inc.(a) (b)	6,440	321,871
Lincare Holdings, Inc.(a)	4,646	189,743
		511,614
Information Retrieval Services - 2.6%
Juniper Networks, Inc.(a) (b)	17,421	438,661
Yahoo!, Inc.(a)	32,652	1,131,392
		1,570,053
Internet Content - 0.3%
BEA Systems, Inc.(a)	17,675	155,187
Lodging - 0.4%
Wynn Resorts Limited(a) (b)	5,275	249,349
Manufacturing - 1.4%
Applied Materials, Inc.	41,353	669,092
Lam Research Corp.(a)	6,962	201,480
		870,572
Medical Supplies - 1.7%
Biomet, Inc.	16,496	571,421
Dentsply International, Inc.	3,753	202,662
Patterson Cos., Inc.(a)	6,410	288,963
		1,063,046
Miscellaneous - 0.0%
Nasdaq-100 Index Tracking Stock	221	8,131
Pharmaceuticals - 10.2%
Amgen, Inc.(a)	28,055	1,696,205
Biogen Idec, Inc.(a)	18,222	627,748
Chiron Corp.(a)	12,752	444,917
Genzyme Corp.(a)	15,384	924,425
Gilead Sciences, Inc.(a)	21,642	952,032
Invitrogen Corp.(a)	2,371	197,481
Medimmune, Inc.(a)	12,896	344,581
Millennium Pharmaceuticals, Inc.(a)	16,406	152,084

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select OTC 100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Sigma-Aldrich Corp.	3,217	$180,281
Teva Pharmaceutical Sponsored ADR (Israel)	22,611	704,107
		6,223,861
Prepackaged Software - 16.7%
Adobe Systems, Inc.(b)	23,282	666,331
Check Point Software Technologies Limited(a)	11,926	236,135
Citrix Systems, Inc.(a)	9,782	211,878
Electronic Arts, Inc.(a)	15,030	850,848
Intuit, Inc.(a)	11,105	500,947
Microsoft Corp.	180,868	4,492,761
Oracle Corp.(a)	104,274	1,376,417
Pixar, Inc.(a)	5,780	289,289
Siebel Systems, Inc.	29,438	261,998
Symantec Corp.(a)	36,180	786,553
Veritas Software Corp.(a)	21,246	518,402
		10,191,559
Retail - 6.4%
Amazon.Com, Inc.(a) (b)	13,270	438,972
Bed Bath & Beyond, Inc.(a)	19,325	807,399
Costco Wholesale Corp.	12,238	548,507
Dollar Tree Stores, Inc.(a)	5,102	122,448
Petsmart, Inc.(b)	6,893	209,203
Sears Holdings Corp.(a) (b)	8,389	1,257,259
Staples, Inc.	24,068	513,130
		3,896,918
Retail – Grocery - 0.6%
Whole Foods Market, Inc.	3,117	368,741
Telephone Utilities - 0.8%
Level 3 Communications, Inc.(a) (b)	33,358	67,717
MCI, Inc.(b)	17,226	442,880
		510,597
Transportation - 0.8%
Expeditors International of Washington, Inc.	5,093	253,682
Robinson (C.H.) Worldwide, Inc.	4,076	237,223
		490,905
TOTAL EQUITIES (Cost $56,956,941)		60,819,795

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 14.3%
Cash Equivalents - 13.8%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$90,120	$90,120
American Beacon Money Market Fund	243,293	243,293
Bank of America Bank Note 3.270% 07/18/2005	124,741	124,741
Bank of America Bank Note 3.270% 08/30/2005	231,662	231,662
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	343,125	343,125
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	178,202	178,202
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	179,548	179,548
BGI Institutional Money Market Fund	699,389	699,389
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	124,741	124,741
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	106,921	106,921
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	106,921	106,921
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	247,667	247,667
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	89,101	89,101
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	89,101	89,101
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	220,053	220,053
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	32,113	32,113
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	123,978	123,978

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$125,782	$125,782
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	178,202	178,202
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	142,561	142,561
Freddie Mac Discount Note 3.208% 07/26/2005	87,847	87,847
Freddie Mac Discount Note 3.244% 08/16/2005	213,842	213,842
General Electric Capital Corp 3.252% 07/06/2005	178,202	178,202
General Electric Capital Corp 3.253% 07/08/2005	142,561	142,561
Goldman Sachs Financial Square Prime Obligations Money Market Fund	162,720	162,720
Harris Trust & Savings Bank 3.295% 11/04/2005	170,672	170,672
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	89,101	89,101
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	106,921	106,921
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	178,202	178,202
Merrimac Cash Fund, Premium Class	282,533	282,533
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	356,404	356,404
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	71,281	71,281
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	213,842	213,842
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	138,376	138,376

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select OTC 100 Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$64,153	$64,153
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	178,202	178,202
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	144,186	144,186
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	106,921	106,921
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	178,202	178,202
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	196,022	196,022
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	142,561	142,561
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	142,561	142,561
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	71,281	71,281
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	117,950	117,950
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	178,202	178,202
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	178,202	178,202
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	53,461	53,461
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	178,202	178,202
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	89,101	89,101
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	178,202	178,202
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	178,202	178,202
		8,445,336

	Principal Amount	Market Value
Repurchase Agreement - 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$37,981	$37,981
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill(c) 2.715% 07/14/2005	30,000	29,970
U.S. Treasury Bill(c) 2.805% 07/14/2005	185,000	184,813
		214,783
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		8,698,100
TOTAL INVESTMENTS - 113.9% (Cost $65,655,041)(e)		69,517,895
Other Assets/ (Liabilities) - (13.9%)		(8,476,678)
NET ASSETS - 100.0%		$61,041,217

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  This security is held as collateral for open futures contracts. (Note 2).

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $37,983. Collateralized by a U.S. Government Agency obligation with a rate of 6.125%, maturity date of 04/25/2016 and an aggregate market value, including accrued interest, of $39,880.

(e)  See Note 6 for agrregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 91.0%
Advertising - 0.7%
Catalina Marketing Corp.(a)	113,700	$2,889,117
Harte-Hanks, Inc.	96,200	2,860,026
		5,749,143
Apparel, Textiles & Shoes - 4.9%
The Gap, Inc.(a)	1,800,000	35,550,000
Jones Apparel Group, Inc.	95,300	2,958,112
Tommy Hilfiger Corp.(b)	282,900	3,892,704
		42,400,816
Automotive & Parts - 0.8%
Federal Signal Corp.(a)	253,600	3,956,160
Superior Industries International, Inc.(a)	114,700	2,718,390
		6,674,550
Banking, Savings & Loans - 11.8%
JP Morgan Chase & Co.	950,000	33,554,000
The South Financial Group, Inc.	34,000	966,280
Sovereign Bancorp, Inc.(a)	1,800,000	40,212,000
Washington Mutual, Inc.	700,000	28,483,000
		103,215,280
Beverages - 4.8%
The Pepsi Bottling Group, Inc.(a)	1,400,000	40,054,000
PepsiAmericas, Inc.	74,200	1,903,972
		41,957,972
Broadcasting, Publishing & Printing - 14.8%
Cablevision Systems Corp. Cl. A(b)	1,586,500	51,085,300
Liberty Global, Inc. Cl. A(b)	192,000	8,960,640
Liberty Media Corp. Cl. A(b)	3,200,000	32,608,000
Time Warner, Inc.(b)	2,200,000	36,762,000
		129,415,940
Chemicals - 1.0%
Albemarle Corp.	101,400	3,698,058
The Valspar Corp.(a)	96,100	4,640,669
		8,338,727
Commercial Services - 6.5%
ARAMARK Corp. Cl. B	97,700	2,579,280
Cendant Corp.	1,000,000	22,370,000

	Number of Shares	Market Value
Equifax, Inc.	64,100	$2,289,011
MoneyGram International, Inc.	273,000	5,219,760
Viad Corp.(a)	54,100	1,533,194
Waste Management, Inc.	800,000	22,672,000
		56,663,245
Communications - 0.3%
ADC Telecommunications, Inc.(b)	135,000	2,938,950
Computer Integrated Systems Design - 0.8%
Parametric Technology Corp.(b)	1,039,100	6,629,458
Computers & Office Equipment - 1.7%
Hewlett-Packard Co.	650,000	15,281,500
Data Processing & Preparation - 0.5%
IMS Health, Inc.	181,100	4,485,847
Electrical Equipment & Electronics - 4.6%
AVX Corp.(a)	167,700	2,032,524
Entegris, Inc.(b)	459,500	4,549,050
Flextronics International Limited(b)	146,300	1,932,623
Hubbell, Inc. Cl. B(a)	132,400	5,838,840
Mykrolis Corp.(b)	295,400	4,197,634
National Semiconductor Corp.	1,000,000	22,030,000
		40,580,671
Foods - 0.6%
Hain Celestial Group, Inc.(b)	251,300	4,900,350
Healthcare - 0.6%
Universal Health Services Cl. B	89,700	5,577,546
Home Construction, Furnishings & Appliances - 0.4%
Steelcase, Inc.	261,100	3,616,235
Industrial – Diversified - 0.9%
Carlisle Companies, Inc.	80,600	5,531,578
Nordson Corp.	58,000	1,988,240
		7,519,818
Insurance - 1.6%
Ambac Financial Group, Inc.	28,150	1,963,744
MBIA, Inc.(a)	79,550	4,718,110

	Number of Shares	Market Value
Principal Financial Group, Inc.	73,900	$3,096,410
UnumProvident Corp.(a)	244,500	4,479,240
		14,257,504
Machinery & Components - 1.3%
Dover Corp.	126,000	4,583,880
Pall Corp.	229,500	6,967,620
		11,551,500
Medical Supplies - 6.4%
Baxter International, Inc.	1,100,000	40,810,000
Haemonetics Corp.(b)	146,300	5,945,632
Itron, Inc.(b)	57,219	2,556,545
Mettler-Toledo International, Inc.(b)	142,000	6,614,360
		55,926,537
Pharmaceuticals - 4.2%
Hospira, Inc.(b)	800,000	31,200,000
Medco Health Solutions, Inc.(a) (b)	96,200	5,133,232
		36,333,232
Restaurants - 9.6%
CBRL Group, Inc.(a)	154,550	6,005,813
McDonald's Corp.	1,250,000	34,687,500
Wendy's International, Inc.(a)	38,600	1,839,290
Yum! Brands, Inc.	800,000	41,664,000
		84,196,603
Retail - 8.6%
Big Lots, Inc.(a) (b)	639,400	8,465,656
Costco Wholesale Corp.	700,000	31,374,000
Dollar General Corp.	80,100	1,630,836
Tiffany & Co.(a)	800,000	26,208,000
Zale Corp.(b)	234,000	7,415,460
		75,093,952
Toys, Games - 0.5%
Hasbro, Inc.	195,400	4,062,366
Transportation - 3.1%
Carnival Corp.	500,000	27,275,000
TOTAL EQUITIES (Cost $643,192,940)		794,642,742

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 18.5%
Cash Equivalents - 10.7%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$1,000,243	$1,000,243
American Beacon Money Market Fund	2,700,257	2,700,257
Bank of America Bank Note 3.270% 07/18/2005	1,384,479	1,384,479
Bank of America Bank Note 3.270% 08/30/2005	2,571,176	2,571,176
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	3,808,278	3,808,278
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	1,977,828	1,977,828
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	1,992,768	1,992,768
BGI Institutional Money Market Fund	7,762,380	7,762,380
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	1,384,479	1,384,479
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,186,697	1,186,697
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,186,697	1,186,697
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	2,748,810	2,748,810
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	988,913	988,913
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	988,913	988,913
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	2,442,330	2,442,330
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	356,420	356,420
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	1,376,006	1,376,006

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$1,396,028	$1,396,028
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	1,977,828	1,977,828
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	1,582,262	1,582,262
Freddie Mac Discount Note 3.208% 07/26/2005	974,995	974,995
Freddie Mac Discount Note 3.244% 08/16/2005	2,373,392	2,373,392
General Electric Capital Corp 3.252% 07/06/2005	1,977,828	1,977,828
General Electric Capital Corp 3.253% 07/08/2005	1,582,262	1,582,262
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,806,000	1,806,000
Harris Trust & Savings Bank 3.295% 11/04/2005	1,894,255	1,894,255
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	988,913	988,913
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,186,697	1,186,697
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	1,977,828	1,977,828
Merrimac Cash Fund, Premium Class	3,135,777	3,135,777
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	3,955,655	3,955,655
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	791,131	791,131
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	2,373,392	2,373,392
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	1,535,804	1,535,804

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$712,017	$712,017
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	1,977,828	1,977,828
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	1,600,294	1,600,294
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,186,697	1,186,697
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	1,977,828	1,977,828
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	2,175,610	2,175,610
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	1,582,262	1,582,262
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	1,582,262	1,582,262
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	791,131	791,131
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	1,309,099	1,309,099
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	1,977,828	1,977,828
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	1,977,828	1,977,828
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	593,348	593,348
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	1,977,828	1,977,828
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	988,913	988,913
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	1,977,828	1,977,828
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	1,977,828	1,977,828
		93,733,150

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 7.8%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$67,932,842	$67,932,842
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		161,665,992
TOTAL INVESTMENTS - 109.5% (Cost $804,858,932)(e)		956,308,734
Other Assets/ (Liabilities) - (9.5%)		(82,988,979)
NET ASSETS - 100.0%		$873,319,755

Notes to Portfolio of Investments

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $67,936,635. Collaterized by U.S. Government Agency obligations with rates of 4.000% - 5.625%, maturity dates of 11/25/2027 - 08/01/2034, and an aggregate market value, including accrued interest, of $71,329,484.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.0%
Aerospace & Defense - 0.2%
AAR Corp.	54,500	$856,195
Air Transportation - 0.5%
MAIR Holdings, Inc.(a) (b)	116,900	1,033,396
Mesa Air Group, Inc.(a) (b)	265,675	1,782,679
		2,816,075
Apparel, Textiles & Shoes - 1.8%
Charlotte Russe Holding, Inc.(a)	99,700	1,242,262
Culp, Inc.(a)	53,900	237,160
HOT Topic, Inc.(a)	122,750	2,346,980
Payless Shoesource, Inc.(a)	75,850	1,456,320
Phillips-Van Heusen Corp.	14,600	477,274
Reebok International Limited	52,200	2,183,526
Timberland Co. Cl. A(a)	36,000	1,393,920
		9,337,442
Automotive & Parts - 1.7%
Accuride Corp.	16,100	171,143
Commercial Vehicle Group, Inc.	40,200	713,550
JLG Industries, Inc.	146,000	4,012,080
Myers Industries, Inc.	77,960	974,500
TBC Corp.(a)	108,900	2,954,457
Winnebago Industries, Inc.	5,400	176,850
		9,002,580
Banking, Savings & Loans - 5.8%
Advanta Corp. Cl. B	54,550	1,536,128
Astoria Financial Corp.	12,850	365,839
Bankunited Financial Corp. Cl. A(a)	5,400	146,016
The Colonial BancGroup, Inc.	177,175	3,908,480
First Republic Bank	122,850	4,340,290
Metris Companies, Inc.(a)	113,925	1,647,355
NetBank, Inc.	106,100	988,852
Northwest Bancorp, Inc.	49,150	1,044,929
Oriental Financial Group, Inc.	8,100	123,606
PFF Bancorp, Inc.	102,275	3,097,910
Providian Financial Corp.(a)	101,900	1,796,497

	Number of Shares	Market Value
Sterling Financial Corp.(a)	36,015	$1,346,961
Student Loan Corp.	1,300	285,740
SVB Financial Group(a) (b)	92,400	4,425,960
Texas Regional Bancshares, Inc.	162,300	4,946,904
West Coast Bancorp	27,950	682,259
		30,683,726
Broadcasting, Publishing & Printing - 2.3%
CSS Industries, Inc.	59,600	2,016,864
Cumulus Media, Inc. Cl. A(a)	162,800	1,917,784
Entravision Communications Corp. Cl. A(a)	256,475	1,997,940
Journal Register Co.(a)	93,600	1,638,936
Saga Communications, Inc. Cl. A(a)	111,400	1,559,600
Scholastic Corp.(a)	72,950	2,812,222
Sinclair Broadcast Group, Inc. Cl. A	10,000	90,800
		12,034,146
Building Materials & Construction - 1.3%
ElkCorp	68,300	1,949,965
Emcor Group, Inc.	25,000	1,222,500
Florida Rock Industries, Inc.	51,600	3,784,860
		6,957,325
Chemicals - 1.6%
Airgas, Inc.(b)	90,800	2,240,036
Arch Chemicals, Inc.	100,650	2,512,224
Georgia Gulf Corp.	29,250	908,212
MacDermid, Inc.	36,800	1,146,688
The Scotts Miracle-Gro Co.(a)	3,500	249,235
Symyx Technologies, Inc.(a)	51,800	1,449,364
The Valspar Corp.	2,400	115,896
		8,621,655
Commercial Services - 7.8%
Aaron Rents, Inc.	200,600	4,992,934
Aaron Rents, Inc. Cl. A	12,425	282,669
Administaff, Inc.	5,600	133,056
Allied Waste Industries, Inc.(a)	15,300	121,329
Casella Waste Systems, Inc. Cl. A(a)	140,200	1,682,400

	Number of Shares	Market Value
CRA International, Inc.	14,200	$764,670
Diversa Corp.(a)	145,000	755,450
Dollar Thrifty Automotive Group, Inc.(a)	130,400	4,952,592
Equifax, Inc.	21,200	757,052
Exelixis, Inc.(a)	114,200	848,506
FTI Consulting, Inc.(a) (b)	112,000	2,340,800
G&K Services, Inc. Cl. A	61,600	2,324,168
Global Payments, Inc.	4,400	298,320
Kelly Services, Inc. Cl. A	5,300	151,792
Landauer, Inc.	30,700	1,593,637
Lexicon Genetics, Inc.(a)	168,900	834,366
Macquarie Infrastructure Co. Trust(a)	43,800	1,243,044
McGrath Rentcorp	122,800	2,910,360
Monro Muffler, Inc.	47,000	1,386,970
MPS Group, Inc.(a)	225,700	2,126,094
Pharmaceutical Product Development, Inc.(a)	9,300	435,798
Quanta Services, Inc.(a) (b)	81,100	713,680
Startek, Inc.	49,200	807,864
Steiner Leisure Limited(a)	48,000	1,779,360
Synagro Technologies, Inc.	86,800	419,244
United Rentals, Inc.(a)	110,725	2,237,752
Washington Group International, Inc.(a)	20,000	1,022,400
Waste Connections, Inc.(a) (b)	51,100	1,905,519
Wireless Facilities, Inc.(a)	215,800	1,366,014
		41,187,840
Communications - 0.6%
American Tower Corp. Cl. A(a)	17,800	374,156
Nice Systems Limited(a)	69,975	2,761,913
		3,136,069
Computer Integrated Systems Design - 0.5%
Websense, Inc.(a) (b)	59,000	2,834,950
Computer Programming Services - 0.4%
Ciber, Inc.(a)	207,475	1,655,650
Innovative Solutions & Support, Inc.(a)	20,800	698,256
		2,353,906
Computer Related Services - 0.8%
Carreker Corp.(a)	127,925	701,029
Checkpoint Systems, Inc.(a)	85,025	1,504,942
Electro Rent Corp.(a)	127,800	1,858,212
		4,064,183

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Containers - 1.1%
Chesapeake Corp.	30,100	$630,294
Crown Holdings, Inc.(a)	94,800	1,349,004
Owens-Illinois, Inc.(a)	162,625	4,073,756
		6,053,054
Data Processing & Preparation - 0.2%
eFunds Corp.(a)	47,675	857,673
Electric Utilities - 4.3%
Allegheny Energy, Inc.(a) (b)	40,000	1,008,800
Black Hills Corp.	60,800	2,240,480
CenterPoint Energy, Inc.	97,000	1,281,370
Cleco Corp.	68,750	1,482,937
CMS Energy Corp.(a) (b)	322,600	4,858,356
El Paso Electric Co.(a)	162,350	3,320,057
NorthWestern Corp.(b)	33,000	1,040,160
NRG Energy, Inc.(a) (b)	42,000	1,579,200
Otter Tail Corp.	38,700	1,057,671
PNM Resources, Inc.	10,300	296,743
Reliant Energy, Inc.(a) (b)	183,000	2,265,540
Sierra Pacific Resources(a) (b)	79,000	983,550
Unisource Energy Corp.	40,000	1,230,000
		22,644,864
Electrical Equipment & Electronics - 6.8%
Analogic Corp.	20,100	1,011,432
ATMI, Inc.(a) (b)	53,400	1,549,134
Belden CDT, Inc.(b)	88,150	1,868,780
C&D Technologies, Inc.	81,200	746,228
Cymer, Inc.(a) (b)	42,500	1,119,875
EDO Corp.	42,000	1,256,220
Energizer Holdings, Inc.(a) (b)	21,000	1,305,570
ESS Technology, Inc.(a)	94,600	398,266
Exar Corp.(a)	203,725	3,033,465
Fairchild Semiconductor International, Inc. Cl. A(a)	133,000	1,961,750
FLIR Systems, Inc.(a)	19,900	593,816
Franklin Electric Co., Inc.	88,700	3,428,255
Genlyte Group, Inc.(a)	31,700	1,545,058
Integrated Silicon Solution, Inc.(a) (b)	238,975	1,770,805
IXYS Corp.(a)	126,525	1,794,124
Littelfuse, Inc.(a) (b)	64,800	1,804,680
LSI Logic Corp.(a)	215,900	1,832,991
Magnetek, Inc.(a)	192,675	495,175
Methode Electronics, Inc.	71,200	845,144
Moog, Inc. Cl. A(a)	34,350	1,081,681
Mykrolis Corp.(a)	128,800	1,830,248
Sanmina-SCI Corp.(a)	20,900	114,323

	Number of Shares	Market Value
Spectrum Brands, Inc.	55,400	$1,828,200
Teleflex, Inc.	25,000	1,484,250
Zoran Corp.(a)	109,600	1,456,584
		36,156,054
Energy - 8.6%
Atwood Oceanics, Inc.(a)	30,800	1,896,048
Cabot Oil & Gas Corp. Cl. A	97,550	3,384,985
CARBO Ceramics, Inc.	31,100	2,455,656
Chesapeake Energy Corp.	20,900	476,520
Cimarex Energy Co.(a)	37,350	1,453,289
Denbury Resources, Inc.(a)	47,000	1,869,190
Encore Acquisition Co.(a) (b)	65,325	2,678,325
Forest Oil Corp.(a) (b)	85,200	3,578,400
Giant Industries, Inc.	40,000	1,440,000
Grey Wolf, Inc.(a) (b)	231,175	1,713,007
Headwaters, Inc.(a)	9,000	309,420
Helmerich & Payne, Inc.	38,300	1,797,036
Oceaneering International, Inc.	3,400	131,410
Oneok, Inc.	7,100	231,815
Penn Virginia Corp.	82,500	3,685,275
SEACOR Holdings, Inc.(a)	16,000	1,028,800
SEMCO Energy, Inc.(b)	158,825	951,362
Southern Union Co.(a)	79,000	1,939,450
Swift Energy Co.(a)	8,400	300,888
Tesoro Corp.(a)	29,000	1,349,080
TETRA Technologies, Inc.(a)	89,600	2,853,760
Todco Cl. A(a)	121,900	3,129,173
Vectren Corp.	49,400	1,419,262
W-H Energy Services, Inc.(a)	55,200	1,376,136
Whiting Petroleum Corp.(a)	108,400	3,936,004
		45,384,291
Entertainment & Leisure - 1.2%
Callaway Golf Co.	125,500	1,936,465
Pinnacle Entertainment, Inc.(a)	68,000	1,330,080
SCP Pool Corp.	91,200	3,200,208
		6,466,753
Financial Services - 11.1%
Accredited Home Lenders Holding Co.(a)	7,700	338,800
AG Edwards, Inc.	19,825	895,099
Allied Capital Corp.(b)	80,600	2,346,266
American Capital Strategies Limited(b)	33,300	1,202,463

	Number of Shares	Market Value
American Financial Realty Trust	174,575	$2,684,963
AmeriCredit Corp.(a) (b)	144,600	3,687,300
BankAtlantic Bancorp, Inc. Cl. A	57,450	1,088,677
Bedford Property Investors	62,800	1,445,656
CBL & Associates Properties, Inc. REIT(b)	30,450	1,311,482
Columbia Equity Trust, Inc. REIT	32,500	498,875
East West Bancorp, Inc.	118,600	3,983,774
Eaton Vance Corp.	12,200	291,702
Entertainment Properties Trust REIT	6,400	294,400
FelCor Lodging Trust, Inc.(a) (b)	375,375	5,435,430
Glenborough Realty Trust, Inc.	47,600	980,084
Home Properties, Inc.	52,475	2,257,475
HRPT Properties Trust	164,175	2,040,695
Innkeepers USA Trust	70,600	1,054,764
Jefferies Group, Inc.	11,100	420,579
Kilroy Realty Corp.	76,900	3,651,981
LaSalle Hotel Properties	76,500	2,509,965
LTC Properties, Inc.	111,025	2,298,218
Meristar Hospitality Corp. REIT(a)	164,875	1,417,925
Mid-America Apartment Communities, Inc. REIT	7,100	322,482
Mills Corp. REIT(b)	26,450	1,607,896
New Century Financial Corp. REIT(b)	14,000	720,300
Raymond James Financial, Inc.	10,900	307,925
Reckson Associates Realty Corp.	64,000	2,147,200
SL Green Realty Corp.	3,400	219,300
Strategic Hotel Capital, Inc. REIT	214,350	3,858,300
Sun Communities, Inc.	56,500	2,101,235
Trizec Properties, Inc. REIT	61,850	1,272,255
Trustreet Properties, Inc. REIT	112,800	1,873,608
Washington Real Estate Investment Trust	58,200	1,815,840
		58,382,914
Foods - 1.0%
Chiquita Brands International, Inc.	65,550	1,800,003
Nash Finch Co.(b)	69,000	2,535,060

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Wild Oats Markets, Inc.(a) (b)	65,300	$747,685
		5,082,748
Forest Products & Paper - 1.2%
Deltic Timber Corp.	51,300	1,950,939
Playtex Products, Inc.(a)	238,625	2,567,605
School Specialty, Inc.(a)	5,600	260,400
Wausau Paper Corp.	136,600	1,636,468
		6,415,412
Healthcare - 1.9%
American Healthways, Inc.(a)	13,100	553,737
Community Health Systems, Inc.(a)	49,500	1,870,605
Covance, Inc.(a)	8,200	367,934
Kindred Healthcare, Inc.(a)	43,300	1,715,113
Lincare Holdings, Inc.(a) (b)	43,000	1,756,120
Sunrise Senior Living, Inc.(a)	2,500	134,950
Triad Hospitals, Inc.(a)	44,625	2,438,310
Universal Health Services Cl. B(b)	16,500	1,025,970
		9,862,739
Heavy Construction - 0.1%
Hovnanian K. Enterprises, Inc.(a)	12,200	795,440
Heavy Machinery - 0.3%
Aviall, Inc.	23,300	736,047
Bucyrus International, Inc. Cl. A	4,300	163,314
Milacron, Inc.(a)	469,858	888,032
		1,787,393
Home Construction, Furnishings & Appliances - 0.6%
Harman International Industries	4,600	374,256
Meritage Homes Corp.(a)	7,400	588,300
Standard-Pacific Corp.	5,100	448,545
Stanley Furniture Co., Inc.	81,400	1,999,184
		3,410,285
Household Products - 0.3%
RPM, Inc.	81,875	1,495,038
Snap-On, Inc.	8,500	291,550
		1,786,588
Industrial – Diversified - 0.9%
Ameron International Corp.	33,800	1,264,120
Harsco Corp.	4,300	234,565

	Number of Shares	Market Value
Nordson Corp.	69,900	$2,396,172
Tredegar Corp.	54,875	856,050
		4,750,907
Information Retrieval Services - 0.6%
Ask Jeeves, Inc.(a) (b)	36,000	1,086,840
Autobytel, Inc.(a)	210,000	1,014,300
Infospace, Inc.(a)	29,000	954,970
		3,056,110
Insurance - 7.2%
Allmerica Financial Corp.(a)	50,725	1,881,390
AMERIGROUP Corp.(a)	8,100	325,620
AmerUs Group Co.(b)	49,150	2,361,658
Arch Capital Group Limited(a)	16,500	743,325
Aspen Insurance Holdings Limited	26,500	730,340
Brown & Brown, Inc.	5,000	224,700
Centene Corp.(a)	40,000	1,343,200
The Commerce Group, Inc.	6,100	378,871
Delphi Financial Group, Inc. Cl. A	6,200	273,730
FPIC Insurance Group, Inc.(a) (b)	40,700	1,193,731
HCC Insurance Holdings, Inc.	40,650	1,539,416
Markel Corp.(a)	8,000	2,712,000
The Midland Co.	55,900	1,967,121
Molina Healthcare, Inc.	32,000	1,416,320
Ohio Casualty Corp.(a)	99,725	2,411,351
Philadelphia Consolidated Holding Corp.(a)	7,700	652,652
ProAssurance Corp.(a) (b)	147,575	6,162,732
Protective Life Corp.	3,000	126,660
Scottish Re Group Limited(b)	168,350	4,080,804
Selective Insurance Group	30,500	1,511,275
Triad Guaranty, Inc.(a)	83,250	4,194,968
United America Indemnity Limited Cl. A(a)	87,543	1,504,864
United Fire & Casualty Co.	2,200	97,724
		37,834,452
Lodging - 0.1%
Isle of Capri Casinos, Inc.(a)	23,000	602,600
Machinery & Components - 3.2%
Brooks Automation, Inc.(a)	98,500	1,462,725
Flowserve Corp.(a)	53,450	1,617,397
Gardner Denver, Inc.(a)	19,400	680,552

	Number of Shares	Market Value
Helix Technology Corp.(b)	108,200	$1,436,896
IDEX Corp.	72,450	2,797,295
Insituform Technologies, Inc. Cl. A(a) (b)	117,400	1,881,922
Joy Global, Inc.	6,200	208,258
Lone Star Technologies, Inc.(a)	40,700	1,851,850
Thomas Industries, Inc.	72,100	2,881,116
Watsco, Inc.	8,100	345,060
Woodward Governor Co.	20,400	1,714,212
		16,877,283
Manufacturing - 1.2%
AptarGroup, Inc.	59,500	3,022,600
Stewart & Stevenson Services Corp.	87,250	1,977,085
Terex Corp.(a)	32,675	1,287,395
		6,287,080
Medical Supplies - 1.5%
Arrow International, Inc.	52,000	1,658,800
Cooper Cos., Inc.	8,500	517,310
Owens & Minor, Inc.	121,500	3,930,525
Viasys Healthcare, Inc.(a)	76,400	1,725,876
		7,832,511
Metals & Mining - 2.4%
Carpenter Technology	47,700	2,470,860
Circor International, Inc.	23,125	570,494
Gibraltar Industries, Inc.	110,300	2,044,962
Matthews International Corp.	108,000	4,207,680
Meridian Gold, Inc.(a) (b)	84,900	1,528,200
Reliance Steel & Aluminum Co.	19,775	733,059
The Shaw Group, Inc.(a)	34,000	731,340
Wolverine Tube, Inc.(a)	76,375	448,321
		12,734,916
Pharmaceuticals - 2.1%
Barr Pharmaceuticals(a)	4,000	194,960
Bone Care International, Inc.(a)	75,200	2,479,344
K-V Pharmaceutical Co. Cl. A(a)	4,500	75,375
Molecular Devices Corp.(a)	23,250	502,898
Myriad Genetics, Inc.(b)	101,500	1,588,475
Nabi Biopharmaceuticals(a)	20,100	306,123
Natures Sunshine Products, Inc.	91,225	1,590,964
NBTY, Inc.(a)	85,225	2,210,737

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Serologicals Corp.(a)	11,000	$233,750
United Therapeutics Corp.(a) (b)	37,000	1,783,400
		10,966,026
Prepackaged Software - 2.3%
Activision, Inc.(a)	100,133	1,654,197
Packeteer, Inc.(a) (b)	277,200	3,908,520
Progress Software Corp.(a)	95,500	2,879,325
SPSS, Inc.(a)	84,750	1,628,048
THQ, Inc.(a) (b)	62,600	1,832,302
		11,902,392
Real Estate - 1.1%
Alderwoods Group, Inc.(a)	144,900	2,082,213
CB Richard Ellis Group, Inc. Cl. A(a)	36,625	1,606,373
Jones Lang Lasalle, Inc.(a)	14,000	619,220
Trammell Crow Co.	39,375	954,450
WCI Communities, Inc.(a)	23,500	752,705
		6,014,961
Restaurants - 1.2%
Brinker International, Inc.(a)	6,300	252,315
CEC Entertainment, Inc.(a)	6,500	273,585
Centerplate, Inc.	49,600	632,400
RARE Hospitality International, Inc.(a)	114,600	3,491,862
Ruby Tuesday, Inc.(b)	48,100	1,245,790
Sonic Corp.(a)	8,200	250,346
		6,146,298
Retail - 3.7%
Blue Nile, Inc.(a) (b)	52,900	1,729,301
Casey's General Stores, Inc.	117,700	2,332,814
CSK Auto Corp.(a)	13,600	226,848
Dillards, Inc. Cl. A	96,600	2,262,372
Fred's, Inc.(b)	78,950	1,308,991
Hancock Fabrics, Inc.	80,000	531,200
Haverty Furniture Companies, Inc.	135,300	1,999,734
Kenneth Cole Productions, Inc. Cl. A	43,700	1,359,944
Marvel Enterprises, Inc.(a) (b)	57,000	1,124,040
Men's Wearhouse, Inc.(a) (b)	70,112	2,413,956
Stein Mart, Inc.(a)	193,600	4,259,200
		19,548,400

	Number of Shares	Market Value
Telephone Utilities - 0.6%
Brightpoint, Inc.(a)	83,000	$1,841,770
West Corp.(a)	20,300	779,520
Yak Communications, Inc.(a)	89,275	432,984
		3,054,274
Transportation - 4.9%
Celadon Group, Inc.(a)	23,400	398,736
CNF, Inc.	28,100	1,261,690
GATX Corp.(b)	22,200	765,900
Genesee & Wyoming, Inc. Cl. A(a) (b)	63,700	1,733,277
Hub Group, Inc. Cl. A(a)	28,200	706,410
Kirby Corp.(a)	66,700	3,008,170
Laidlaw International, Inc.(a)	61,000	1,470,100
Landstar System, Inc.(a)	203,100	6,117,372
Pacer International, Inc.(a)	76,000	1,656,040
Pegasus Solutions, Inc.(a)	123,775	1,380,091
Skyline Corp.	41,200	1,645,116
US Xpress Enterprises, Inc. Cl. A(a)	62,000	738,420
UTI Worldwide, Inc.	48,200	3,355,684
Yellow Roadway Corp.(a)	28,000	1,422,400
		25,659,406
TOTAL EQUITIES (Cost $435,924,540)		512,239,916
MUTUAL FUNDS - 0.4%
Financial Services
First Financial Fund(b)	102,900	1,865,577
Government Reserve Investment Fund	231,461	231,461
		2,097,038
TOTAL MUTUAL FUNDS (Cost $2,037,015)		2,097,038
TOTAL LONG TERM INVESTMENTS (Cost $437,961,555)		514,336,954
	Principal Amount
SHORT-TERM INVESTMENTS - 17.6%
Cash Equivalents - 15.1%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$850,053	850,053

	Principal Amount	Market Value
American Beacon Money Market Fund	$2,294,793	$2,294,793
Bank of America Bank Note 3.270% 07/18/2005	1,176,590	1,176,590
Bank of America Bank Note 3.270% 08/30/2005	2,185,095	2,185,095
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	3,236,437	3,236,437
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	1,680,842	1,680,842
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	1,693,539	1,693,539
BGI Institutional Money Market Fund	6,596,803	6,596,803
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	1,176,590	1,176,590
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,008,505	1,008,505
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,008,505	1,008,505
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	2,336,056	2,336,056
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	840,421	840,421
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	840,421	840,421
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	2,075,596	2,075,596
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	302,901	302,901
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	1,169,389	1,169,389
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	1,186,405	1,186,405
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	1,680,842	1,680,842

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	$1,344,674	$1,344,674
Freddie Mac Discount Note 3.208% 07/26/2005	828,592	828,592
Freddie Mac Discount Note 3.244% 08/16/2005	2,017,011	2,017,011
General Electric Capital Corp 3.252% 07/06/2005	1,680,842	1,680,842
General Electric Capital Corp 3.253% 07/08/2005	1,344,674	1,344,674
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,534,816	1,534,816
Harris Trust & Savings Bank 3.295% 11/04/2005	1,609,818	1,609,818
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	840,421	840,421
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,008,505	1,008,505
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	1,680,842	1,680,842
Merrimac Cash Fund, Premium Class	2,664,918	2,664,918
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	3,361,684	3,361,684
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	672,337	672,337
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	2,017,011	2,017,011
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	1,305,192	1,305,192
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	605,103	605,103

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	$1,680,842	$1,680,842
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	1,359,998	1,359,998
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,008,505	1,008,505
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	1,680,842	1,680,842
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	1,848,926	1,848,926
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	1,344,674	1,344,674
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	1,344,674	1,344,674
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	672,337	672,337
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	1,112,528	1,112,528
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	1,680,842	1,680,842
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	1,680,842	1,680,842
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	504,253	504,253
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	1,680,842	1,680,842
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	840,421	840,421
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	1,680,851	1,680,851
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	1,680,842	1,680,842
		79,658,442

	Principal Amount	Market Value
Repurchase Agreement - 2.5%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$12,916,529	$12,916,529
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		92,574,971
TOTAL INVESTMENTS - 115.0% (Cost $530,536,526)(e)		606,911,925
Other Assets/ (Liabilities) - (15.0%)		(78,935,320)
NET ASSETS - 100.0%		$527,976,605

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $12,917,250. Collaterized by U.S. Government Agency obligations with rates of 3.764% - 4.127%, maturity dates of 02/01/2033 - 10/25/2033, and an aggregate market value, including accrued interest, of $13,562,355.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 95.3%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	30,600	$1,459,008
Apparel, Textiles & Shoes - 7.6%
Abercrombie & Fitch Co. Cl. A	25,800	1,772,460
American Eagle Outfitters, Inc.	80,900	2,479,585
Coach, Inc.(a)	59,000	1,980,630
Nordstrom, Inc.(b)	37,700	2,562,469
Urban Outfitters, Inc.(a) (b)	44,200	2,505,698
		11,300,842
Beverages - 1.9%
Constellation Brands, Inc.(a)	95,600	2,820,200
Broadcasting, Publishing & Printing - 0.8%
John Wiley & Sons Cl. A	31,500	1,251,495
Commercial Services - 3.6%
Affymetrix, Inc.(a) (b)	37,400	2,016,982
Pharmaceutical Product Development, Inc.(a)	39,900	1,869,714
Quest Diagnostics, Inc.(b)	27,000	1,438,290
		5,324,986
Communications - 4.2%
Harris Corp.	60,600	1,891,326
L-3 Communications Holdings, Inc.	20,800	1,592,864
Research In Motion Limited(a) (b)	19,200	1,416,000
Spectrasite, Inc.(a)	18,000	1,339,740
		6,239,930
Computer Integrated Systems Design - 2.4%
Autodesk, Inc.	73,700	2,533,069
Avid Technology, Inc.(a) (b)	19,600	1,044,288
		3,577,357
Computer Programming Services - 4.1%
Cognizant Technology Solutions Corp.(a)	53,100	2,502,603
Macromedia, Inc.(a)	60,800	2,323,776
VeriSign, Inc.(a)	41,500	1,193,540
		6,019,919
Computers & Information - 0.9%
Western Digital Corp.(a)	95,700	1,284,294

	Number of Shares	Market Value
Data Processing & Preparation - 1.8%
NCR Corp.(a)	76,400	$2,683,168
Electrical Equipment & Electronics - 5.5%
Ametek, Inc.	39,400	1,648,890
Energizer Holdings, Inc.(a) (b)	23,200	1,442,344
Marvell Technology Group Limited(a)	59,100	2,248,164
Rockwell Automation, Inc.	59,100	2,878,761
		8,218,159
Energy - 6.3%
Diamond Offshore Drilling, Inc.	27,800	1,485,354
EOG Resources, Inc.	39,400	2,237,920
Kerr-McGee Corp.	36,748	2,804,240
Sunoco, Inc.	25,000	2,842,000
		9,369,514
Entertainment & Leisure - 0.6%
Regal Entertainment Group Cl. A(b)	50,300	949,664
Financial Services - 1.7%
The Chicago Mercantile Exchange(b)	8,400	2,482,200
Foods - 2.6%
7-Eleven, Inc.(a)	71,900	2,174,256
The Hershey Co.(b)	26,600	1,651,860
		3,826,116
Healthcare - 10.5%
Community Health Systems, Inc.(a)	39,200	1,481,368
Covance, Inc.(a)	31,200	1,399,944
Coventry Health Care, Inc.(a)	30,300	2,143,725
DaVita, Inc.(a)	42,100	1,914,708
Lincare Holdings, Inc.(a) (b)	24,400	996,496
Renal Care Group, Inc.(a)	47,300	2,180,530
Triad Hospitals, Inc.(a)	41,100	2,245,704
Universal Health Services Cl. B(b)	31,300	1,946,234
VCA Antech, Inc.(a) (b)	53,000	1,285,250
		15,593,959
Home Construction, Furnishings & Appliances - 1.1%
Toll Brothers, Inc.(a)	15,300	1,553,715

	Number of Shares	Market Value
Household Products - 2.3%
Black & Decker Corp.(b)	24,200	$2,174,370
The Clorox Co.	23,000	1,281,560
		3,455,930
Industrial – Diversified - 1.4%
ITT Industries, Inc.	21,100	2,059,993
Insurance - 2.2%
Aetna, Inc.	39,300	3,254,826
Lodging - 4.6%
Choice Hotels International, Inc.(b)	23,600	1,550,520
MGM Mirage(a)	37,000	1,464,460
Starwood Hotels & Resorts Worldwide, Inc.	29,500	1,727,815
Station Casinos, Inc.	30,900	2,051,760
		6,794,555
Machinery & Components - 1.4%
Graco, Inc.	62,600	2,132,782
Manufacturing - 1.7%
Pentair, Inc.	59,200	2,534,352
Medical Supplies - 5.8%
Bard (C.R.), Inc.	21,200	1,410,012
Beckman Coulter, Inc.	22,200	1,411,254
Dade Behring Holdings, Inc.(a)	37,200	2,418,372
Edwards Lifesciences Corp.(a) (b)	42,500	1,828,350
Patterson Cos., Inc.(a)	35,100	1,582,308
		8,650,296
Metals & Mining - 3.6%
Allegheny Technologies, Inc.	53,800	1,186,828
Cameco Corp.(b)	33,100	1,481,225
Nucor Corp.(b)	25,600	1,167,872
Precision Castparts Corp.	18,300	1,425,570
		5,261,495
Pharmaceuticals - 3.2%
Barr Pharmaceuticals(a) (b)	34,700	1,691,278
Celgene Corp.(a) (b)	38,000	1,549,260
Medco Health Solutions, Inc.(a)	28,700	1,531,432
		4,771,970
Prepackaged Software - 3.6%
Adobe Systems, Inc.	88,400	2,530,008

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
McAfee, Inc.(a)	52,300	$1,369,214
Pixar, Inc.(a)	28,000	1,401,400
		5,300,622
Restaurants - 2.5%
Darden Restaurants, Inc.	67,000	2,209,660
Yum! Brands, Inc.	29,800	1,551,984
		3,761,644
Retail - 1.4%
Michaels Stores, Inc.	49,800	2,060,226
Telephone Utilities - 5.0%
Nextel Partners, Inc. Cl. A(a) (b)	128,500	3,234,345
NII Holdings, Inc. Cl. B(a) (b)	35,900	2,295,446
US Cellular Corp.(a)	36,800	1,837,792
		7,367,583
TOTAL EQUITIES (Cost $113,166,207)		141,360,800
	Principal Amount
SHORT-TERM INVESTMENTS - 25.2%
Cash Equivalents - 19.5%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$308,771	308,771
American Beacon Money Market Fund	833,555	833,555
Bank of America Bank Note 3.270% 07/18/2005	427,381	427,381
Bank of America Bank Note 3.270% 08/30/2005	793,708	793,708
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	1,175,595	1,175,595
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	610,545	610,545
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	615,157	615,157
BGI Institutional Money Market Fund	2,396,205	2,396,205
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	427,381	427,381

	Principal Amount	Market Value
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	$366,327	$366,327
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	366,327	366,327
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	848,543	848,543
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	305,272	305,272
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	305,272	305,272
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	753,934	753,934
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	110,025	110,025
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	424,766	424,766
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	430,946	430,946
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	610,545	610,545
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	488,434	488,434
Freddie Mac Discount Note 3.208% 07/26/2005	300,976	300,976
Freddie Mac Discount Note 3.244% 08/16/2005	732,654	732,654
General Electric Capital Corp 3.252% 07/06/2005	610,545	610,545
General Electric Capital Corp 3.253% 07/08/2005	488,436	488,436
Goldman Sachs Financial Square Prime Obligations Money Market Fund	557,502	557,502
Harris Trust & Savings Bank 3.295% 11/04/2005	584,746	584,746

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	$305,272	$305,272
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	366,327	366,327
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	610,545	610,545
Merrimac Cash Fund, Premium Class	967,998	967,998
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	1,221,089	1,221,089
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	244,218	244,218
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	732,654	732,654
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	474,094	474,094
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	219,796	219,796
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	610,545	610,545
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	494,002	494,002
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	366,327	366,327
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	610,545	610,545
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	671,599	671,599
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	488,436	488,436
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	488,436	488,436
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	244,218	244,218

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	$404,112	$404,112
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	610,545	610,545
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	610,545	610,545
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	183,163	183,163
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	610,545	610,545
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	305,272	305,272
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	610,545	610,545
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	610,545	610,545
		28,934,921
Repurchase Agreement - 5.7%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	8,383,158	8,383,158
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		37,318,079
TOTAL INVESTMENTS - 120.5% (Cost $150,484,286)(e)		178,678,879
Other Assets/ (Liabilities) - (20.5%)		(30,387,619)
NET ASSETS - 100.0%		$148,291,260

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $8,383,626. Collateralized by U.S. Government Agency obligations with a rate of 6.575%, maturity date of 09/25/2015, and an aggregate market value, including accrued interest, of $8,802,315.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 96.7%
Advertising - 1.7%
Catalina Marketing Corp.(a)	143,000	$3,633,630
Getty Images, Inc.(a) (b)	50,100	3,720,426
Harte-Hanks, Inc.	15,900	472,707
Lamar Advertising Co.(b)	14,500	620,165
Monster Worldwide, Inc.(b)	209,100	5,996,988
Omnicom Group, Inc.(a)	17,000	1,357,620
WPP Group PLC Sponsored ADR (United Kingdom)	19,700	1,005,685
		16,807,221
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.(b)	117,000	8,260,200
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	33,100	1,094,617
Goodrich Corp.	85,000	3,481,600
Rockwell Collins, Inc.	251,400	11,986,752
		24,823,169
Agribusiness - 0.1%
Delta & Pine Land Co.	18,400	461,104
Air Transportation - 1.1%
JetBlue Airways Corp.(a) (b)	158,000	3,229,520
SkyWest, Inc.	31,000	563,580
Southwest Airlines Co.	455,900	6,350,687
		10,143,787
Apparel, Textiles & Shoes - 0.7%
Coach, Inc.(b)	29,000	973,530
Ross Stores, Inc.	190,100	5,495,791
		6,469,321
Automotive & Parts - 1.2%
Harley-Davidson, Inc.	7,000	347,200
Oshkosh Truck Corp.	86,000	6,732,080
TRW Automotive Holdings Corp.	169,000	4,142,190
Winnebago Industries, Inc.(a)	14,700	481,425
		11,702,895
Banking, Savings & Loans - 1.6%
City National Corp.	6,200	444,602

	Number of Shares	Market Value
First Horizon National Corp.	8,600	$362,920
The First Marblehead Corp.(a) (b)	17,600	617,056
Investors Financial Services Corp.	61,100	2,310,802
Mellon Financial Corp.	51,100	1,466,059
North Fork Bancorporation, Inc.	22,500	632,025
Northern Trust Corp.	55,300	2,521,127
State Street Corp.	55,400	2,673,050
SVB Financial Group(a) (b)	43,900	2,102,810
Synovus Financial Corp.	48,400	1,387,628
UCBH Holdings, Inc.	30,000	487,200
		15,005,279
Beverages - 0.5%
Cott Corp.(a) (b)	217,500	4,748,025
Broadcasting, Publishing & Printing - 2.5%
Citadel Broadcasting Corp.(a) (b)	426,600	4,884,570
Cox Radio, Inc. Cl. A(b)	167,000	2,630,250
Cumulus Media, Inc. Cl. A(b)	27,300	321,594
Entercom Communications Corp.(b)	59,800	1,990,742
The McGraw-Hill Companies, Inc.	14,200	628,350
Meredith Corp.	16,900	829,114
New York Times Co. Cl. A	14,200	442,330
Radio One, Inc. Cl. D(b)	47,600	607,852
Regent Communications, Inc.(b)	68,700	403,269
Salem Communications Corp. Cl. A(b)	35,200	698,368
Scholastic Corp.(b)	56,000	2,158,800
The Scripps (E.W.) Co.	14,600	712,480
Spanish Broadcasting System, Inc. Cl. A(b)	40,600	405,594
Univision Communications, Inc. Cl. A(a) (b)	221,200	6,094,060
Washington Post Co. Cl. B	900	751,527
Westwood One, Inc.(a) (b)	23,100	471,933
		24,030,833
Building Materials & Construction - 0.5%
Kinetic Concepts, Inc.(b)	77,000	4,620,000

	Number of Shares	Market Value
Chemicals - 0.3%
Engelhard Corp.	14,000	$399,700
Monsanto Co.	12,500	785,875
Praxair, Inc.	11,000	512,600
Symyx Technologies, Inc.(b)	15,600	436,488
The Valspar Corp.	16,200	782,298
		2,916,961
Commercial Services - 7.1%
Apollo Group, Inc. Cl. A(a) (b)	56,706	4,435,543
ARAMARK Corp. Cl. B	15,100	398,640
Block (H&R), Inc.	8,900	519,315
Career Education Corp.(b)	20,100	735,861
Certegy, Inc.	237,100	9,061,962
Cintas Corp.(a)	29,500	1,138,700
The Corporate Executive Board Co.	11,800	924,294
Decode Genetics, Inc.(a) (b)	61,700	579,363
DeVry, Inc.(a) (b)	21,400	425,860
Diversa Corp.(b)	50,300	262,063
Dun & Bradstreet Corp.(b)	13,700	844,605
Ecolab, Inc.	13,900	449,804
Education Management Corp.(b)	166,500	5,616,045
Equifax, Inc.	17,800	635,638
Gen-Probe, Inc.(b)	75,300	2,728,119
Global Payments, Inc.	78,900	5,349,420
Iron Mountain, Inc.(b)	238,950	7,412,229
ITT Educational Services, Inc.(a) (b)	14,200	758,564
LECG Corp.(b)	28,000	595,280
Manpower, Inc.	170,700	6,790,446
MoneyGram International, Inc.	283,600	5,422,432
Moody's Corp.	51,600	2,319,936
Paychex, Inc.	48,700	1,584,698
QIAGEN NV(a) (b)	59,100	682,014
Quest Diagnostics, Inc.	37,800	2,013,606
Robert Half International, Inc.(a)	170,300	4,252,391
Stericycle, Inc.(a) (b)	17,900	900,728
Universal Technical Institute, Inc.(a) (b)	15,500	514,600
Viad Corp.	65,000	1,842,100
		69,194,256

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Communications - 3.6%
American Tower Corp. Cl. A(a) (b)	119,500	$2,511,890
Crown Castle International Corp.(b)	435,000	8,839,200
Harris Corp.	288,000	8,988,480
Network Appliance, Inc.(a) (b)	13,100	370,337
Plantronics, Inc.(a)	10,100	367,236
Research In Motion Limited(b)	39,600	2,920,500
Rogers Communications, Inc. Cl. B(a)	252,175	8,291,514
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	74,000	2,490,840
		34,779,997
Computer Integrated Systems Design - 1.3%
Cadence Design Systems, Inc.(a) (b)	397,800	5,433,948
Cogent, Inc.(b)	50,600	1,444,630
F5 Networks, Inc.(b)	12,200	576,267
FileNET Corp.(b)	18,700	470,118
Jack Henry & Associates, Inc.	184,500	3,378,195
Mercury Computer Systems, Inc.(b)	14,500	396,865
National Instruments Corp.	15,500	328,600
Synopsys, Inc.(b)	23,500	391,745
Websense, Inc.(a) (b)	11,600	557,380
		12,977,748
Computer Programming Services - 2.2%
CACI International, Inc. Cl. A(b)	82,000	5,179,120
Cognizant Technology Solutions Corp.(b)	31,800	1,498,734
Macromedia, Inc.(b)	35,000	1,337,700
Mercury Interactive Corp.(b)	121,900	4,676,084
VeriSign, Inc.(b)	308,700	8,878,212
		21,569,850
Computer Related Services - 0.8%
Checkfree Corp.(a) (b)	103,000	3,508,180
CNET Networks, Inc.(a) (b)	323,000	3,792,020
		7,300,200
Computers & Information - 2.6%
CDW Corp.	108,500	6,194,265
Cognos, Inc.(b)	26,800	914,952

	Number of Shares	Market Value
Comverse Technology, Inc.(b)	101,000	$2,388,650
Diebold, Inc.	91,000	4,105,010
International Game Technology	48,500	1,365,275
Jabil Circuit, Inc.(a) (b)	248,500	7,636,405
Lexmark International, Inc.(b)	24,500	1,588,335
Symbol Technologies, Inc.	48,900	482,643
Zebra Technologies Corp. Cl. A(b)	22,000	963,380
		25,638,915
Containers - 0.0%
Sealed Air Corp.(b)	7,500	373,425
Data Processing & Preparation - 0.4%
Affiliated Computer Services, Inc. Cl. A(b)	13,600	694,960
Factset Research Systems, Inc.(a)	17,700	634,368
Fiserv, Inc.(b)	23,300	1,000,735
IMS Health, Inc.	38,000	941,260
SEI Investments Co.	11,200	418,320
		3,689,643
Electrical Equipment & Electronics - 9.1%
Altera Corp.(a) (b)	117,700	2,332,814
Ametek, Inc.	9,300	389,205
AMIS Holdings, Inc.(b)	180,400	2,406,536
Analog Devices, Inc.	62,700	2,339,337
Broadcom Corp. Cl. A(b)	23,700	841,587
Cymer, Inc.(b)	15,000	395,250
Dolby Laboratories, Inc. Cl. A(b)	146,800	3,238,408
Flextronics International Limited(b)	452,000	5,970,920
FLIR Systems, Inc.(a) (b)	183,800	5,484,592
Garmin Limited(a)	92,000	3,933,000
Gentex Corp.(a)	358,600	6,526,520
Integrated Circuit Systems, Inc.(b)	158,100	3,263,184
Intersil Corp. Cl. A	318,200	5,972,614
Kla-Tencor Corp.	20,300	887,110
Linear Technology Corp.	64,400	2,362,836
Littelfuse, Inc.(b)	11,500	320,275
Marvell Technology Group Limited(b)	74,000	2,814,960
Maxim Integrated Products, Inc.	63,400	2,422,514
Microchip Technology, Inc.	289,900	8,586,838
Molex, Inc. Cl. A	34,000	798,320

	Number of Shares	Market Value
National Semiconductor Corp.	114,900	$2,531,247
Novellus Systems, Inc.(b)	222,800	5,505,388
PMC-Sierra, Inc.(a) (b)	230,000	2,145,900
Qlogic Corp.(b)	17,700	546,399
Semtech Corp.(b)	146,000	2,430,900
Silicon Laboratories, Inc.(a) (b)	40,300	1,056,263
Teleflex, Inc.	91,000	5,402,670
Xilinx, Inc.	270,800	6,905,400
		87,810,987
Energy - 4.8%
BJ Services Co.(a)	205,100	10,763,648
EOG Resources, Inc.	147,000	8,349,600
Murphy Oil Corp.	213,400	11,145,882
Weatherford International Limited(b)	31,400	1,820,572
Western Gas Resources, Inc.	128,000	4,467,200
XTO Energy, Inc.	278,067	9,451,497
		45,998,399
Entertainment & Leisure - 1.4%
Brunswick Corp.	177,600	7,693,632
DreamWorks Animation SKG, Inc. Cl. A(b)	104,600	2,740,520
Harrah's Entertainment, Inc.	22,800	1,643,196
Shuffle Master, Inc.(a) (b)	31,950	895,559
WMS Industries, Inc.(a) (b)	11,400	384,750
		13,357,657
Financial Services - 5.2%
AG Edwards, Inc.	11,800	532,770
Ameritrade Holding Corp.(b)	492,000	9,146,280
AMVESCAP PLC Sponsored ADR (United Kingdom)	38,900	467,189
Boston Private Financial Holdings, Inc.	16,400	413,280
CapitalSource, Inc.(a) (b)	179,000	3,513,770
E Trade Financial Corp.(b)	299,000	4,183,010
East West Bancorp, Inc.	15,800	530,722
Eaton Vance Corp.	284,100	6,792,831
Federated Investors, Inc. Cl. B	91,900	2,757,919
Franklin Resources, Inc.	32,200	2,478,756
Lazard, Limited Cl. A(a)	37,100	862,575
Legg Mason, Inc.(a)	76,950	8,011,265

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Nuveen Investments, Inc. Cl. A(a)	128,900	$4,849,218
Raymond James Financial, Inc.	15,700	443,525
The Schwab (Charles) Corp.	116,600	1,315,248
Waddell & Reed Financial, Inc. Cl. A	210,000	3,885,000
		50,183,358
Foods - 0.2%
The Hershey Co.(a)	9,100	565,110
McCormick & Co., Inc.	16,000	522,880
Tootsie Roll Industries, Inc.	17,304	506,142
Wrigley (Wm.) Jr. Co.	6,500	447,460
		2,041,592
Healthcare - 4.6%
Caremark Rx, Inc.(b)	28,800	1,282,176
Community Health Systems, Inc.(b)	114,000	4,308,060
Coventry Health Care, Inc.(b)	78,500	5,553,875
DaVita, Inc.(b)	65,750	2,990,310
Elan Corp. PLC Sponsored ADR (Ireland)(a) (b)	325,300	2,218,546
Express Scripts, Inc.(a) (b)	26,200	1,309,476
Health Management Associates, Inc. Cl. A(a)	257,600	6,743,968
Human Genome Sciences, Inc.(b)	161,900	1,874,802
Laboratory Corp. of America Holdings(a) (b)	167,000	8,333,300
Lincare Holdings, Inc.(a) (b)	23,900	976,076
Manor Care, Inc.	227,300	9,030,629
		44,621,218
Home Construction, Furnishings & Appliances - 1.0%
Centex Corp.	7,700	544,159
Harman International Industries	68,000	5,532,480
HNI Corp.	17,400	890,010
KB Home	7,200	548,856
Lennar Corp.(a)	8,300	526,635
Pulte Homes, Inc.	6,300	530,775
Toll Brothers, Inc.(a) (b)	5,900	599,145
		9,172,060

	Number of Shares	Market Value
Household Products - 0.1%
Corning, Inc.(b)	54,200	$900,804
Trex Company, Inc.(a) (b)	8,200	210,740
		1,111,544
Industrial – Diversified - 1.3%
Danaher Corp.(a)	99,600	5,213,064
ITT Industries, Inc.	74,500	7,273,435
		12,486,499
Information Retrieval Services - 1.4%
ChoicePoint, Inc.(b)	213,800	8,562,690
Juniper Networks, Inc.(a) (b)	161,300	4,061,534
Sina Corp.(a) (b)	27,900	778,410
		13,402,634
Insurance - 3.3%
Ambac Financial Group, Inc.	11,300	788,288
Arch Capital Group Limited(b)	14,500	653,225
Assurant, Inc.	205,000	7,400,500
Axis Capital Holdings Limited	118,800	3,362,040
Brown & Brown, Inc.	11,600	521,304
Gallagher (Arthur J.) & Co.	24,000	651,120
Markel Corp.(b)	1,300	440,700
Marsh & McLennan Companies, Inc.	25,800	714,660
MBIA, Inc.(a)	13,500	800,685
MGIC Investment Corp.	5,100	332,622
Principal Financial Group, Inc.	110,000	4,609,000
Protective Life Corp.	51,000	2,153,220
Radian Group, Inc.	6,700	316,374
RenaissanceRe Holdings Limited	8,600	423,464
Triad Guaranty, Inc.(b)	7,100	357,769
WellChoice, Inc.(b)	35,200	2,445,344
WellPoint, Inc.(b)	24,800	1,727,072
Willis Group Holdings Limited	142,300	4,656,056
		32,353,443
Internet Software - 0.0%
MatrixOne, Inc.(b)	75,600	378,000
Lodging - 1.9%
Boyd Gaming Corp.	33,200	1,697,516
Choice Hotels International, Inc.	25,600	1,681,920
Fairmont Hotels & Resorts, Inc.(a)	247,700	8,627,391

	Number of Shares	Market Value
Hilton Hotels Corp.	28,500	$679,725
Marriott International, Inc. Cl. A	37,000	2,524,140
Station Casinos, Inc.	38,500	2,556,400
Wynn Resorts Limited(a) (b)	22,800	1,077,756
		18,844,848
Machinery & Components - 3.0%
Baker Hughes, Inc.	25,300	1,294,348
Cooper Cameron Corp.(b)	29,300	1,818,065
FMC Technologies, Inc.(b)	148,000	4,731,560
IDEX Corp.	10,850	418,919
Pall Corp.	26,300	798,468
Roper Industries, Inc.	147,900	10,555,623
Smith International, Inc.	148,500	9,459,450
		29,076,433
Manufacturing - 0.7%
American Standard Companies, Inc.	129,000	5,407,680
Avery Dennison Corp.	6,600	349,536
Lam Research Corp.(b)	15,500	448,570
Millipore Corp.(b)	13,900	788,547
		6,994,333
Medical Supplies - 3.4%
Allergan, Inc.	8,200	698,968
Applied Biosystems Group - Applera Corp.	24,000	472,080
ArthoCare Corp.(b)	14,400	503,136
Bard (C.R.), Inc.	20,200	1,343,502
Bausch & Lomb, Inc.	42,000	3,486,000
Beckman Coulter, Inc.	9,200	584,844
Becton, Dickinson & Co.	14,400	755,568
Biomet, Inc.	45,100	1,562,264
Cooper Cos., Inc.(a)	10,800	657,288
Dentsply International, Inc.(a)	17,400	939,600
Edwards Lifesciences Corp.(b)	120,300	5,175,306
II-VI, Inc.(b)	16,000	294,240
Inamed Corp.(b)	34,600	2,317,162
Integra LifeSciences Holdings Corp.(b)	12,200	356,240
Kyphon, Inc.(a) (b)	25,700	894,103
Mettler-Toledo International, Inc.(b)	6,300	293,454
Patterson Cos., Inc.(b)	16,000	721,280
Resmed, Inc.(b)	9,300	613,707
Respironics, Inc.(b)	18,800	678,868
Smith & Nephew PLC ADR (United Kingdom)	13,100	647,271
St. Jude Medical, Inc.(b)	15,300	667,233

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Sybron Dental Specialties, Inc.(b)	14,000	$526,680
Techne Corp.(a) (b)	18,400	844,744
Varian Medical Systems, Inc.(b)	80,600	3,008,798
Waters Corp.(b)	99,100	3,683,547
Wright Medical Group, Inc.(b)	24,100	643,470
Zimmer Holdings, Inc.(a) (b)	5,900	449,403
		32,818,756
Metals & Mining - 0.5%
Newmont Mining Corp.	104,000	4,059,120
Precision Castparts Corp.	11,000	856,900
		4,916,020
Pharmaceuticals - 9.0%
Abgenix, Inc.(a) (b)	153,700	1,318,746
Alkermes, Inc.(a) (b)	170,000	2,247,400
Amylin Pharmaceuticals, Inc.(a) (b)	100,100	2,095,093
Andrx Corp.(a) (b)	127,000	2,579,370
Atherogenics, Inc.(a) (b)	25,400	405,892
Barr Pharmaceuticals(a) (b)	128,000	6,238,720
Celgene Corp.(b)	94,000	3,832,380
Cephalon, Inc.(a) (b)	127,900	5,091,699
Charles River Laboratories International, Inc.(b)	15,300	738,225
Genzyme Corp.(b)	9,100	546,819
Gilead Sciences, Inc.(b)	196,100	8,626,439
Henry Schein, Inc.(b)	29,600	1,228,992
Invitrogen Corp.(b)	9,900	824,571
IVAX Corp.(b)	364,600	7,838,900
Martek Biosciences Corp.(a) (b)	20,700	785,565
Medco Health Solutions, Inc.(b)	23,400	1,248,624
The Medicines Co.(a) (b)	15,800	369,562
Medimmune, Inc.(a) (b)	366,300	9,787,536
Millennium Pharmaceuticals, Inc.(b)	35,900	332,793
Nektar Therapeutics(b)	19,600	330,064
Neurocrine Biosciences, Inc.(b)	78,900	3,318,534
Omnicare, Inc.	271,700	11,528,231
OSI Pharmaceuticals, Inc.(b)	38,300	1,565,321
Protein Design Labs, Inc.(b)	143,100	2,892,051
Sepracor, Inc.(a) (b)	82,300	4,938,823
Sigma-Aldrich Corp.	8,500	476,340
Taro Pharmaceutical Industries Limited(b)	63,000	1,831,410

	Number of Shares	Market Value
Valeant Pharmaceuticals International	90,000	$1,586,700
Vertex Pharmaceuticals, Inc.(b)	163,600	2,755,024
		87,359,824
Prepackaged Software - 4.8%
Activision, Inc.(b)	225,733	3,729,109
Adobe Systems, Inc.	139,000	3,978,180
Check Point Software Technologies Limited(b)	37,400	740,520
Citrix Systems, Inc.(b)	24,700	535,002
DST Systems, Inc.(b)	168,600	7,890,480
Electronic Arts, Inc.(b)	12,100	684,981
Fair Isaac Corp.	14,500	529,250
Hyperion Solutions Corp.(b)	13,800	555,312
Internet Security Systems, Inc.(b)	16,600	336,814
Intuit, Inc.(a) (b)	76,000	3,428,360
McAfee, Inc.(b)	288,000	7,539,840
NAVTEQ Corp.(b)	170,000	6,320,600
Novell, Inc.(a) (b)	69,700	432,140
Red Hat, Inc.(a) (b)	280,100	3,669,310
Salesforce.com, Inc.(b)	42,700	874,496
SunGard Data Systems, Inc.(b)	81,000	2,848,770
THQ, Inc.(b)	12,000	351,240
Veritas Software Corp.(b)	75,400	1,839,760
		46,284,164
Restaurants - 1.0%
The Cheesecake Factory(a) (b)	159,500	5,539,435
Outback Steakhouse, Inc.	10,300	465,972
P.F. Chang's China Bistro, Inc.(a) (b)	52,000	3,066,960
Ruby Tuesday, Inc.	20,600	533,540
		9,605,907
Retail - 5.8%
Amazon.com, Inc.(a) (b)	136,900	4,528,652
Bed Bath & Beyond, Inc.(b)	33,500	1,399,630
Best Buy Co., Inc.	129,000	8,842,950
Carmax, Inc.(b)	100,000	2,665,000
Dollar General Corp.	257,400	5,240,664
Dollar Tree Stores, Inc.(b)	15,600	374,400
Family Dollar Stores, Inc.	258,800	6,754,680
Fred's, Inc.(a)	25,000	414,500
Men's Wearhouse, Inc.(a) (b)	17,400	599,082
MSC Industrial Direct Co. Cl. A	22,000	742,500
O'Reilly Automotive, Inc.(b)	207,800	6,194,518
Petsmart, Inc.(a)	219,800	6,670,930

	Number of Shares	Market Value
Shoppers Drug Mart Corp. (CAD)	16,000	$551,657
Shoppers Drug Mart Corp. (CAD)(c)	38,000	1,310,185
Shoppers Drug Mart Corp. (USD)	23,000	793,007
Staples, Inc.	41,550	885,846
Tiffany & Co.(a)	45,100	1,477,476
TJX Companies, Inc.	66,800	1,626,580
Williams-Sonoma, Inc.(b)	136,400	5,397,348
		56,469,605
Retail – Grocery - 0.3%
Whole Foods Market, Inc.	25,000	2,957,500
Telephone Utilities - 2.0%
Adtran, Inc.	221,700	5,495,943
NeuStar, Inc. Cl. A(b)	13,800	353,280
Nextel Partners, Inc. Cl. A(a) (b)	360,600	9,076,302
TELUS Corp. (CAD)	130,700	4,565,726
TELUS Corp. (CAD)	6,300	220,077
		19,711,328
Toys, Games - 0.0%
Mattel, Inc.	23,600	431,880
Transportation - 1.1%
Expeditors International of Washington, Inc.	50,500	2,515,405
Landstar System, Inc.(b)	24,600	740,952
Robinson (C.H.) Worldwide, Inc.(a)	87,100	5,069,220
Royal Caribbean Cruises Limited	35,200	1,702,272
Thor Industries, Inc.	20,100	631,743
UTI Worldwide, Inc.	6,300	438,606
		11,098,198
Travel - 0.0%
Sabre Holdings Corp.	17,400	347,130
TOTAL EQUITIES (Cost $764,226,735)		937,085,946
MUTUAL FUND - 0.8%
Financial Services
Government Reserve Investment Fund	7,962,485	7,962,485
TOTAL MUTUAL FUND (Cost $7,962,486)		7,962,485
TOTAL LONG TERM INVESTMENTS (Cost $772,189,221)		945,048,431

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 16.5%
Cash Equivalents - 13.9%(d)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$1,438,227	$1,438,227
American Beacon Money Market Fund	3,882,620	3,882,620
Bank of America Bank Note 3.270% 07/18/2005	1,990,702	1,990,702
Bank of America Bank Note 3.270% 08/30/2005	3,697,019	3,697,019
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	5,475,812	5,475,812
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	2,843,861	2,843,861
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	2,865,343	2,865,343
BGI Institutional Money Market Fund	11,161,301	11,161,301
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	1,990,702	1,990,702
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,706,316	1,706,316
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,706,316	1,706,316
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	3,952,433	3,952,433
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	1,421,930	1,421,930
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	1,421,930	1,421,930
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	3,511,755	3,511,755
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	512,486	512,486
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	1,978,519	1,978,519

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$2,007,309	$2,007,309
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	2,843,861	2,843,861
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	2,275,088	2,275,088
Freddie Mac Discount Note 3.208% 07/26/2005	1,401,916	1,401,916
Freddie Mac Discount Note 3.244% 08/16/2005	3,412,633	3,412,633
General Electric Capital Corp 3.252% 07/06/2005	2,843,861	2,843,861
General Electric Capital Corp 3.253% 07/08/2005	2,275,088	2,275,088
Goldman Sachs Financial Square Prime Obligations Money Market Fund	2,596,794	2,596,794
Harris Trust & Savings Bank 3.295% 11/04/2005	2,723,694	2,723,694
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	1,421,930	1,421,930
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,706,316	1,706,316
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	2,843,861	2,843,861
Merrimac Cash Fund, Premium Class	4,508,844	4,508,844
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	5,687,721	5,687,721
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	1,137,544	1,137,544
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	3,412,633	3,412,633
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	2,208,287	2,208,287

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$1,023,790	$1,023,790
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	2,843,861	2,843,861
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	2,301,016	2,301,016
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,706,316	1,706,316
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	2,843,861	2,843,861
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	3,128,247	3,128,247
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	2,275,088	2,275,088
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	2,275,088	2,275,088
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	1,137,544	1,137,544
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	1,882,316	1,882,316
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	2,843,861	2,843,861
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	2,843,861	2,843,861
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	853,158	853,158
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	2,843,861	2,843,861
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	1,421,930	1,421,930
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	2,843,861	2,843,861
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	2,843,861	2,843,861
		134,776,172

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 2.6%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(e)	$25,690,567	$25,690,567
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		160,466,739
TOTAL INVESTMENTS - 114.0% (Cost $932,655,960)(f)		1,105,515,170
Other Assets/ (Liabilities) - (14.0%)		(136,094,833)
NET ASSETS - 100.0%		$969,420,337

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $1,310,185 or 0.14% of net assets.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $25,692,002. Collateralized by U.S. Government Agency obligations with rates of 4.625% - 6.625%, maturity dates of 1/25/2017 - 1/20/2034, and an aggregate market value, including accrued interest, of $26,975,095.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 91.7%
Advertising - 2.1%
Aquantive, Inc.(a)	30,430	$539,220
Catalina Marketing Corp.(b)	79,500	2,020,095
Getty Images, Inc.(a) (b)	110,150	8,179,739
		10,739,054
Air Transportation - 0.7%
Airtran Holdings, Inc.(a) (b)	185,700	1,714,011
AMR Corp.(a) (b)	102,900	1,246,119
Forward Air Corp.	8,405	237,609
Gol Linhas Aereas Inteligentes SA ADR (Brazil)(b)	14,670	440,980
		3,638,719
Apparel, Textiles & Shoes - 0.4%
Aeropostale, Inc.(a)	6,600	221,760
Candie's, Inc.(a)	31,170	207,592
DSW, Inc. Cl. A(a)	11,400	284,430
Skechers U.S.A., Inc. Cl. A(a)	89,900	1,281,974
		1,995,756
Automotive & Parts - 1.5%
American Axle & Manufacturing Holdings, Inc.(b)	71,700	1,811,859
LKQ Corp.(a)	173,439	4,708,869
United Auto Group, Inc.	31,200	929,760
		7,450,488
Banking, Savings & Loans - 4.2%
Advanta Corp. Cl. B	108,000	3,041,280
Amcore Financial, Inc.	61,500	1,837,620
City National Corp.	42,200	3,026,162
Financial Federal Corp.	135,350	5,229,924
Hancock Holding Co.	41,800	1,437,920
Providian Financial Corp.(a)	154,800	2,729,124
Signature Bank(a)	11,590	282,796
UMB Financial Corp.	23,600	1,345,908
Westcorp	46,400	2,432,288
		21,363,022
Beverages - 0.1%
Peet's Coffee & Tea, Inc.(a) (b)	12,310	406,722
Broadcasting, Publishing & Printing - 1.3%
Central European Media Enterprises, Limited(a) (b)	7,140	345,433

	Number of Shares	Market Value
Charter Communications, Inc. Cl. A(a) (b)	932,300	$1,100,114
LodgeNet Entertainment Corp.(a)	99,300	1,647,387
Playboy Enterprises, Inc. Cl. B(a) (b)	151,000	1,953,940
TiVo, Inc.(a) (b)	198,400	1,325,312
		6,372,186
Building Materials & Construction - 0.5%
Beacon Roofing Supply, Inc.(a)	75,700	1,990,910
Eagle Materials, Inc.	5,210	482,394
		2,473,304
Chemicals - 2.3%
Cytec Industries, Inc.	45,800	1,822,840
Hercules, Inc.(a)	202,080	2,859,432
Minerals Technologies, Inc.	26,800	1,650,880
The Scotts Miracle-Gro Co.(a)	74,100	5,276,661
		11,609,813
Commercial Services - 7.6%
The Advisory Board Co.(a)	15,330	747,184
ADVO, Inc.	62,150	1,979,478
The Corporate Executive Board Co.	129,210	10,121,019
Corrections Corp. of America(a)	12,360	485,130
DiamondCluster International, Inc. Cl. A(a)	43,300	489,290
Exelixis, Inc.(a)	187,400	1,392,382
Harris Interactive, Inc.(a)	265,700	1,293,959
Incyte Corp.(a) (b)	219,800	1,571,570
ITT Educational Services, Inc.(a) (b)	173,600	9,273,712
Jacobs Engineering Group, Inc.(a) (b)	7,250	407,885
LECG Corp.(a)	18,790	399,475
Lincoln Educational Services Corp.(a) (b)	150,000	3,037,500
Navigant Consulting, Inc.(a)	6,090	107,549
Opsware, Inc.(a) (b)	330,320	1,691,238
Pharmaceutical Product Development, Inc.(a)	8,340	390,812
Stericycle, Inc.(a) (b)	12,610	634,535
Vertrue, Inc.(a) (b)	66,100	2,575,256
Washington Group International, Inc.(a) (b)	37,400	1,911,888
Wireless Facilities, Inc.(a)	37,940	240,160
		38,750,022

	Number of Shares	Market Value
Communications - 0.9%
AudioCodes Limited(a) (b)	17,850	$177,608
Crown Castle International Corp.(a)	36,830	748,386
EFJ, Inc.(a)	23,250	156,938
Powerwave Technologies, Inc.(a)	55,200	564,144
SBA Communications Corp.(a)	45,500	614,250
Westell Technologies, Inc. Cl. A(a)	407,400	2,436,252
		4,697,578
Computer Integrated Systems Design - 2.3%
Avid Technology, Inc.(a) (b)	108,450	5,778,216
Cogent, Inc.(a)	109,800	3,134,790
Enterasys Networks, Inc.(a)	7,658	6,892
F5 Networks, Inc.(a)	11,520	544,147
IDX Systems Corp.(a)	64,100	1,931,974
Websense, Inc.(a) (b)	10,480	503,564
		11,899,583
Computer Maintenance & Repair - 0.3%
Electronics for Imaging, Inc.(a)	61,200	1,287,648
Computer Programming Services - 0.5%
Jamdat Mobile, Inc.(a) (b)	97,300	2,693,264
Computer Related Services - 3.0%
Acxiom Corp.	102,900	2,148,552
Checkfree Corp.(a) (b)	277,149	9,439,695
Ingram Micro, Inc. Cl. A(a)	145,600	2,280,096
NetFlix, Inc.(a) (b)	69,900	1,147,059
		15,015,402
Computers & Information - 1.7%
Extreme Networks, Inc.(a)	320,200	1,312,820
Logitech International SA ADR (Switzerland)(a) (b)	9,970	635,887
Scientific Games Corp. Cl. A(a)	232,800	6,269,304
SRA International, Inc. Cl. A(a)	3,600	124,992
VeriFone Holdings, Inc.(a)	33,790	549,088
		8,892,091
Containers - 0.4%
Pactiv Corp.(a) (b)	92,600	1,998,308

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Cosmetics & Personal Care - 0.4%
Nu Skin Enterprises, Inc. Cl. A(b)	82,000	$1,910,600
Data Processing & Preparation - 2.3%
The BISYS Group, Inc.(a)	131,700	1,967,598
CSG Systems International, Inc.(a)	28,990	550,230
Factset Research Systems, Inc.(b)	258,124	9,251,164
		11,768,992
Electrical Equipment & Electronics - 4.9%
Agere Systems, Inc.(a)	163,240	1,958,880
Benchmark Electronics, Inc.(a)	55,800	1,697,436
Cree, Inc.(a) (b)	274,250	6,985,148
Evergreen Solar, Inc.(a) (b)	32,670	210,068
FuelCell Energy, Inc.(a) (b)	145,200	1,482,492
Gentex Corp.	370,880	6,750,016
MEMC Electronic Materials, Inc.(a)	33,470	527,822
Microsemi Corp.(a)	23,660	444,808
Moog, Inc. Cl. A(a) (b)	74,315	2,340,179
ON Semiconductor Corp.(a)	523,200	2,406,720
Semtech Corp.(a)	20,710	344,822
SiRF Technology Holdings, Inc.(a)	1,600	28,288
		25,176,679
Energy - 4.4%
Arch Coal, Inc.(b)	10,660	580,650
Cabot Oil & Gas Corp. Cl. A	10,750	373,025
CAL Dive International, Inc.(a)	24,700	1,293,539
Comstock Resources, Inc.(a)	82,700	2,091,483
Grey Wolf, Inc.(a) (b)	295,800	2,191,878
Newfield Exploration Co.(a)	203,300	8,109,637
Pride International, Inc.(a) (b)	16,440	422,508
Range Resources Corp.	15,530	417,757
Stolt Offshore SA Sponsored ADR (United Kingdom)(a)	70,610	640,433
TETRA Technologies, Inc.(a)	81,700	2,602,145
UGI Corp.	57,800	1,612,620
Vintage Petroleum, Inc.	72,200	2,199,934
		22,535,609
Entertainment & Leisure - 0.4%
Churchill Downs, Inc.	43,200	1,835,568
WMS Industries, Inc.(a) (b)	8,500	286,875
		2,122,443

	Number of Shares	Market Value
Financial Services - 2.4%
Affiliated Managers Group, Inc.(a) (b)	24,309	$1,661,034
America West, Inc.	93,500	1,542,750
IndyMac Bancorp, Inc.	48,100	1,959,113
Investment Technology Group, Inc.(a)	118,400	2,488,768
The Nasdaq Stock Market Inc.(a)	126,340	2,382,772
Ventas, Inc.	66,100	1,996,220
		12,030,657
Foods - 1.8%
Chiquita Brands International, Inc.	9,490	260,595
The J.M. Smucker Co.(b)	117,900	5,534,226
Provide Commerce, Inc.(a) (b)	151,000	3,260,090
		9,054,911
Healthcare - 9.2%
Allscripts Healthcare Solutions, Inc.(a) (b)	473,147	7,858,972
American Healthways, Inc.(a) (b)	201,650	8,523,746
AmSurg Corp.(a) (b)	288,300	7,983,027
Genesis HealthCare Corp.(a)	84,680	3,918,990
Human Genome Sciences, Inc.(a) (b)	187,600	2,172,408
Humana, Inc.(a) (b)	48,900	1,943,286
Manor Care, Inc.	80,600	3,202,238
Matria Healthcare, Inc.(a)	84,150	2,712,155
Symbion, Inc.(a)	19,490	464,837
Triad Hospitals, Inc.(a)	52,500	2,868,600
VCA Antech, Inc.(a)	222,300	5,390,775
		47,039,034
Heavy Machinery - 0.5%
Bucyrus International, Inc. Cl. A	69,500	2,639,610
Home Construction, Furnishings & Appliances - 1.8%
Ethan Allen Interiors, Inc.(b)	29,300	981,843
Fossil, Inc.(a)	219,600	4,984,920
Furniture Brands International, Inc.(b)	92,050	1,989,201
Standard-Pacific Corp.(b)	4,680	411,606
Tempur-Pedic International, Inc.(a) (b)	30,130	668,283
		9,035,853

	Number of Shares	Market Value
Household Products - 0.5%
Ferro Corp.	101,800	$2,021,748
Jarden Corp.(a) (b)	9,670	521,406
		2,543,154
Information Retrieval Services - 1.9%
Agile Software Corp.(a)	180,140	1,134,882
CoStar Group, Inc.(a) (b)	152,600	6,653,360
Intergraph Corp.(a) (b)	55,600	1,915,976
		9,704,218
Insurance - 1.0%
Arch Capital Group Limited(a)	12,690	571,685
Aspen Insurance Holdings Limited	75,600	2,083,536
HealthExtras, Inc.(a)	20,450	410,432
ProAssurance Corp.(a)	4,200	175,392
Reinsurance Group of America, Inc.	42,000	1,953,420
		5,194,465
Lodging - 2.3%
Aztar Corp.(a)	66,100	2,263,925
La Quinta Corp.(a)	300,260	2,801,426
Vail Resorts, Inc.(a)	233,580	6,563,598
		11,628,949
Machinery & Components - 1.7%
Agco Corp.(a) (b)	63,900	1,221,768
Chicago Bridge & Iron Co. NV	236,198	5,399,486
Global Power Equipment Group, Inc.(a)	210,600	1,674,270
Woodward Governor Co.	2,530	212,596
		8,508,120
Manufacturing - 0.5%
Stewart & Stevenson Services Corp.	115,920	2,626,747
Medical Supplies - 3.4%
Advanced Medical Optics, Inc.(a) (b)	134,522	5,347,250
Arrow International, Inc.	67,270	2,145,913
CONMED Corp.(a)	30,400	935,408
Foxhollow Technologies, Inc.(a) (b)	4,030	154,228
HealthTronics, Inc.(a)	23,160	300,848
Hologic, Inc.(a)	16,320	648,720
Itron, Inc.(a)	3,400	151,912
Kensey Nash Corp.(a) (b)	85,000	2,570,400
Kyphon, Inc.(a)	83,900	2,918,881
PSS World Medical, Inc.(a)	155,000	1,929,750
		17,103,310

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Metals & Mining - 0.8%
Carpenter Technology	33,500	$1,735,300
Century Aluminum Co.(a) (b)	80,560	1,643,424
Precision Castparts Corp.	11,900	927,010
		4,305,734
Pharmaceuticals - 3.4%
Abgenix, Inc.(a) (b)	185,630	1,592,705
Alkermes, Inc.(a) (b)	139,950	1,850,139
Amylin Pharmaceuticals, Inc.(a) (b)	127,820	2,675,273
Angiotech Pharmaceuticals, Inc.(a)	18,611	257,949
Atherogenics, Inc.(a) (b)	10,230	163,475
Encysive Pharmaceuticals, Inc.(a)	28,230	305,166
ICOS Corp.(a)	11,460	242,608
Impax Laboratories, Inc.(a) (b)	24,150	379,155
Martek Biosciences Corp.(a) (b)	145,400	5,517,930
The Medicines Co.(a) (b)	80,350	1,879,387
MGI Pharma, Inc.(a) (b)	64,000	1,392,640
NPS Pharmaceuticals, Inc.(a)	12,470	141,535
OSI Pharmaceuticals, Inc.(a)	7,300	298,351
Salix Pharmaceuticals Limited(a)	11,485	202,825
Vertex Pharmaceuticals, Inc.(a)	10,230	172,273
		17,071,411
Prepackaged Software - 9.2%
Blackboard, Inc.(a) (b)	205,100	4,905,992
Cerner Corp.(a) (b)	136,400	9,271,108
Dendrite International, Inc.(a)	436,300	6,020,940
Emageon, Inc.(a)	22,400	313,824
EPIQ Systems, Inc.(a) (b)	145,129	2,374,310
Hyperion Solutions Corp.(a)	35,600	1,432,544
MicroStrategy, Inc. Cl. A(a) (b)	77,436	4,107,205
Motive, Inc.(a)	132,500	1,315,725
NAVTEQ Corp.(a)	5,430	201,887
Red Hat, Inc.(a) (b)	324,450	4,250,295
Salesforce.com, Inc.(a)	26,730	547,430
Seebeyond Technology Corp.(a)	200,000	836,000
Serena Software, Inc.(a)	74,000	1,428,200
Take-Two Interactive Software, Inc.(a) (b)	357,698	9,103,414
THQ, Inc.(a)	13,160	385,193
Verint Systems, Inc.(a)	14,360	461,818
		46,955,885

	Number of Shares	Market Value
Real Estate - 0.1%
CB Richard Ellis Group, Inc. Cl. A(a)	16,630	$729,392
Restaurants - 0.6%
RARE Hospitality International, Inc.(a)	77,750	2,369,043
Red Robin Gourmet Burgers, Inc.(a)	10,920	676,822
		3,045,865
Retail - 4.2%
A.C. Moore Arts & Crafts, Inc.(a)	8,990	284,174
Borders Group, Inc.	86,600	2,191,846
Cabela's, Inc. Cl. A(a) (b)	132,000	2,819,520
Dick's Sporting Goods, Inc.(a)	6,800	262,412
Electronics Boutique Holdings Corp.(a) (b)	6,910	438,716
Foot Locker, Inc.	139,700	3,802,634
GameStop Corp.(a) (b)	21,620	707,190
GameStop Corp. Cl. B(a)	21,120	631,488
Insight Enterprises, Inc.(a)	24,140	487,145
Men's Wearhouse, Inc.(a) (b)	23,445	807,211
O'Reilly Automotive, Inc.(a)	201,220	5,998,368
Priceline.com, Inc.(a) (b)	17,870	416,907
Stamps.com, Inc.(a) (b)	90,300	1,693,125
Stride Rite Corp.	18,420	254,012
Zumiez, Inc.(a)	14,400	419,760
		21,214,508
Telephone Utilities - 1.1%
Fairpoint Communications, Inc.	73,200	1,182,180
General Communication, Inc. Cl. A(a)	213,800	2,110,206
NeuStar, Inc. Cl. A(a)	11,100	284,160
Ubiquitel, Inc.(a)	265,800	2,168,928
		5,745,474
Transportation - 3.1%
Central Freight Lines, Inc.(a)	246,200	640,120
CNF, Inc.	41,700	1,872,330
J.B. Hunt Transport Services, Inc.(b)	366,800	7,079,240
Kansas City Southern(a) (b)	305,950	6,174,071
Knight Transportation, Inc.	3,700	90,021
		15,855,782
TOTAL EQUITIES (Cost $368,201,840)		466,830,362

	Number of Shares	Market Value
MUTUAL FUNDS - 0.2%
Investment Management Services
iShares Russell 2000 Growth Index Fund(b)	9,560	$619,010
Oil Service HOLDRs Trust	4,870	496,594
		1,115,604
TOTAL MUTUAL FUNDS (Cost $1,069,494)		1,115,604
TOTAL LONG TERM INVESTMENTS (Cost $369,271,334)		467,945,966
	Principal Amount
SHORT-TERM INVESTMENTS - 35.9%
Cash Equivalents - 27.9%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$1,514,387	1,514,387
American Beacon Money Market Fund	4,088,222	4,088,222
Bank of America Bank Note 3.270% 07/18/2005	2,096,119	2,096,119
Bank of America Bank Note 3.270% 08/30/2005	3,892,793	3,892,793
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	5,765,781	5,765,781
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	2,994,456	2,994,456
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	3,017,075	3,017,075
BGI Institutional Money Market Fund	11,752,342	11,752,342
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	2,096,119	2,096,119
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	1,796,674	1,796,674
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	1,796,674	1,796,674
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	4,161,732	4,161,732

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	$1,497,227	$1,497,227
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	1,497,227	1,497,227
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	3,697,717	3,697,717
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	539,624	539,624
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	2,083,291	2,083,291
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	2,113,604	2,113,604
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	2,994,456	2,994,456
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	2,395,564	2,395,564
Freddie Mac Discount Note 3.208% 07/26/2005	1,476,154	1,476,154
Freddie Mac Discount Note 3.244% 08/16/2005	3,593,347	3,593,347
General Electric Capital Corp 3.252% 07/06/2005	2,994,456	2,994,456
General Electric Capital Corp 3.253% 07/08/2005	2,395,564	2,395,564
Goldman Sachs Financial Square Prime Obligations Money Market Fund	2,734,306	2,734,306
Harris Trust & Savings Bank 3.295% 11/04/2005	2,867,926	2,867,926
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	1,497,227	1,497,227
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	1,796,674	1,796,674

	Principal Amount	Market Value
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	$2,994,456	$2,994,456
Merrimac Cash Fund, Premium Class	4,747,607	4,747,607
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	5,988,911	5,988,911
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	1,197,783	1,197,783
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	3,593,347	3,593,347
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	2,325,226	2,325,226
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	1,078,005	1,078,005
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	2,994,456	2,994,456
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	2,422,865	2,422,865
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	1,796,674	1,796,674
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	2,994,456	2,994,456
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	3,293,901	3,293,901
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	2,395,564	2,395,564
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	2,395,564	2,395,564
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	1,197,783	1,197,783
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	1,981,993	1,981,993
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	2,994,456	2,994,456

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	$2,994,456	$2,994,456
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	898,336	898,336
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	2,994,456	2,994,456
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	1,497,227	1,497,227
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	2,994,456	2,994,456
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	2,994,457	2,994,457
		141,913,173
Repurchase Agreement - 8.0%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	40,480,913	40,480,913
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		182,394,086
TOTAL INVESTMENTS - 127.8% (Cost $551,665,420)(e)		650,340,052
Other Assets/ (Liabilities) - (27.8%)		(141,488,331)
NET ASSETS - 100.0%		$508,851,721

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $40,483,173. Collaterized by U.S. Government Agency obligations with rates of 3.720% - 6.375%, maturity dates of 05/25/2027 - 06/15/2034, and an aggregate market value, including accrued interest, of $42,504,958.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.8%
Advertising - 1.7%
Aquantive, Inc.(a)	60,300	$1,068,516
Jupitermedia Corp.(a) (b)	44,000	753,720
Marchex, Inc. Cl. B(a) (b)	45,500	684,320
		2,506,556
Agribusiness - 1.1%
Delta & Pine Land Co.	61,700	1,546,202
Apparel, Textiles & Shoes - 1.7%
Christopher & Banks Corp.	19,600	357,896
HOT Topic, Inc.(a)	42,500	812,600
Quiksilver, Inc.(a)	18,100	289,238
Too, Inc.(a)	34,100	796,917
Volcom, Inc.(a)	6,000	160,620
		2,417,271
Banking, Savings & Loans - 3.5%
Bank of the Ozarks, Inc.	4,200	137,928
Cascade Bancorp	13,375	281,410
Commercial Capital Bancorp, Inc.(b)	79,932	1,335,664
Encore Capital Group, Inc.(a)	28,900	491,300
Euronet Worldwide, Inc.(a)	16,300	473,841
Glacier Bancorp, Inc.	10,035	262,215
Harbor Florida Bancshares, Inc.	1,900	71,136
Sterling Financial Corp.(a)	9,921	371,045
SVB Financial Group(a) (b)	28,300	1,355,570
United PanAm Financial Corp.(a)	9,300	254,913
		5,035,022
Broadcasting, Publishing & Printing - 0.3%
Outdoor Channel Holdings, Inc.(a)	31,000	426,560
Chemicals - 1.9%
Applied Films Corp.(a)	54,250	1,388,800
Cabot Microelectronics Corp.(a) (b)	5,700	165,243
Symyx Technologies, Inc.(a)	41,300	1,155,574
		2,709,617
Commercial Services - 7.8%
American Ecology Corp.	15,600	279,240
Corrections Corp. of America(a)	31,900	1,252,075
Decode Genetics, Inc.(a) (b)	101,100	949,329
Duratek, Inc.(a)	58,475	1,355,450

	Number of Shares	Market Value
Exact Sciences Corp.(a)	50,600	$115,368
Global Payments, Inc.	21,300	1,444,140
Internet Capital Group, Inc.(a)	118,850	871,170
iPayment, Inc.(a)	6,900	251,988
Kosan Biosciences, Inc.(a)	50,000	264,000
Labor Ready, Inc.(a)	20,200	470,862
Lionbridge Technologies, Inc.(a)	66,600	451,548
Navigant Consulting, Inc.(a)	16,000	282,560
Online Resources Corp.(a)	16,300	184,353
Strayer Education, Inc.	7,800	672,828
Waste Connections, Inc.(a) (b)	63,500	2,367,915
Wind River Systems, Inc.(a)	6,300	98,784
		11,311,610
Communications - 3.1%
C-COR, Inc.(a)	93,400	639,790
Harmonic, Inc.(a)	95,300	460,299
Polycom, Inc.(a)	147,700	2,202,207
Tekelec(a)	69,350	1,165,080
		4,467,376
Computer & Data Processing Services - 0.5%
Digimarc Corp.(a)	121,800	666,246
Computer Integrated Systems Design - 3.3%
Eclipsys Corp.(a)	83,400	1,173,438
Jack Henry & Associates, Inc.	43,100	789,161
Mentor Graphics Corp.(a) (b)	66,600	682,650
RadiSys Corp.(a) (b)	131,700	2,126,955
		4,772,204
Computer Programming Services - 0.1%
Jamdat Mobile, Inc.(a) (b)	5,400	149,472
Computer Related Services - 1.2%
Corillian Corp.(a)	133,889	415,056
eCollege.com, Inc.(a) (b)	36,900	439,110
Identix, Inc.(a)	53,400	268,602
LivePerson, Inc.(a)	51,900	161,928
Secure Computing Corp.(a)	35,600	387,328
		1,672,024
Computers & Information - 2.4%
Emulex Corp.(a)	41,900	765,094
Immersion Corp.(a) (b)	182,700	973,791
Komag, Inc.(a)	23,500	666,695
Western Digital Corp.(a)	76,000	1,019,920
		3,425,500

	Number of Shares	Market Value
Data Processing & Preparation - 2.0%
Factset Research Systems, Inc.(b)	54,900	$1,967,616
HomeStore, Inc.(a)	219,500	445,585
Netsmart Technologies, Inc.(a)	62,300	560,700
		2,973,901
Electrical Equipment & Electronics - 13.1%
Active Power, Inc.(a)	43,700	142,025
Altera Corp.(a) (b)	71,400	1,415,148
Cognex Corp.	5,400	141,426
Credence Systems Corp.(a)	155,500	1,407,275
Cymer, Inc.(a) (b)	20,500	540,175
EMS Technologies, Inc.(a)	68,200	1,019,590
FuelCell Energy, Inc.(a) (b)	21,325	217,728
Genesis Microchip, Inc.(a)	69,300	1,279,278
Gentex Corp.(b)	24,400	444,080
Integrated Circuit Systems, Inc.(a)	15,700	324,048
Integrated Device Technology, Inc.(a) (b)	119,500	1,284,625
Lattice Semiconductor Corp.(a)	394,900	1,753,356
Littelfuse, Inc.(a)	11,935	332,390
Mykrolis Corp.(a)	55,800	792,918
Photon Dynamics, Inc.(a)	21,150	435,901
Pixelworks, Inc.(a)	188,100	1,613,898
PLX Technology, Inc.(a)	77,800	790,448
Rudolph Technologies, Inc.(a) (b)	51,900	743,727
Skyworks Solutions, Inc.(a)	138,700	1,022,219
STATS ChipPAC Limited ADR (Singapore)(a) (b)	66,326	472,241
Triquint Semiconductor, Inc.(a)	281,000	935,730
Ultra Clean Holdings(a)	52,500	391,125
Universal Display Corp.(a) (b)	5,400	55,512
Universal Electronics, Inc.(a)	86,575	1,436,279
		18,991,142
Energy - 4.8%
Atwood Oceanics, Inc.(a)	2,700	166,212
Core Laboratories NV(a)	19,425	520,978
Headwaters, Inc.(a)	33,400	1,148,292
KCS Energy, Inc.(a)	22,900	397,773
Patterson-UTI Energy, Inc.	48,950	1,362,278
Range Resources Corp.	18,500	497,650
TETRA Technologies, Inc.(a)	11,875	378,219
Unit Corp.(a)	57,400	2,526,174
		6,997,576

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Entertainment & Leisure - 3.7%
Lions Gate Entertainment Corp.(a) (b)	116,200	$1,192,212
Macrovision Corp.(a)	36,200	815,948
Nevada Gold & Casinos, Inc.(a)	28,200	305,970
SCP Pool Corp.	34,800	1,221,132
Shuffle Master, Inc.(a) (b)	62,950	1,764,488
		5,299,750
Financial Services - 3.5%
BankAtlantic Bancorp, Inc. Cl. A	14,900	282,355
E Trade Financial Corp.(a)	173,000	2,420,270
Greenhill & Co., Inc.(b)	17,800	721,078
Morningstar Inc.(a)	6,000	168,900
Mortgageit Holdings Inc. REIT	13,900	253,675
NorthStar Realty Finance Corp. REIT	30,700	322,043
Primus Guaranty, Ltd.(a)	28,460	412,101
Redwood Trust, Inc.(b)	3,600	185,760
Saxon REIT, Inc. REIT	15,400	262,878
		5,029,060
Foods - 0.2%
Provide Commerce, Inc.(a) (b)	13,600	293,624
Healthcare - 3.1%
Alliance Imaging, Inc.(a)	40,700	425,722
American Healthways, Inc.(a) (b)	33,100	1,399,137
Apria Healthcare Group, Inc.(a) (b)	4,100	142,024
Horizon Health Corp.(a)	65,200	1,525,028
LifePoint Hospitals, Inc.(a)	17,700	894,204
PainCare Holdings, Inc.(a)	39,200	169,736
		4,555,851
Heavy Machinery - 1.2%
Hydril(a)	6,300	342,405
UNOVA, Inc.(a) (b)	52,200	1,390,086
		1,732,491
Home Construction, Furnishings & Appliances - 2.2%
Meritage Homes Corp.(a) (b)	9,600	763,200
Select Comfort Corp.(a)	30,400	651,472
Tempur-Pedic International, Inc.(a) (b)	81,800	1,814,324
		3,228,996

	Number of Shares	Market Value
Information Retrieval Services - 0.1%
RADWARE Limited(a)	8,207	$148,383
Insurance - 1.6%
Centene Corp.(a)	24,300	815,994
Philadelphia Consolidated Holding Corp.(a)	18,400	1,559,584
		2,375,578
Lodging - 0.1%
Great Wolf Resorts Inc.(a)	7,400	151,256
Machinery & Components - 1.7%
Actuant Corp. Cl. A(a)	24,000	1,150,560
Brooks Automation, Inc.(a)	91,000	1,351,350
		2,501,910
Medical Supplies - 8.5%
Advanced Medical Optics, Inc.(a) (b)	11,000	437,250
American Medical Systems Holdings, Inc.(a)	84,800	1,751,120
Arrow International, Inc.	28,250	901,175
ArthoCare Corp.(a)	15,700	548,558
Cooper Cos., Inc.(b)	10,000	608,600
DJ Orthopedics, Inc.(a)	34,200	938,106
FEI Co.(a) (b)	56,400	1,286,484
Inamed Corp.(a)	21,450	1,436,507
Ista Pharmaceuticals, Inc.(a)	23,200	193,024
Langer Inc.(a)	32,000	208,000
Oyo Geospace Corp.(a)	21,500	451,070
PSS World Medical, Inc.(a)	71,800	893,910
Respironics, Inc.(a)	62,400	2,253,264
Thoratec Corp.(a)	24,975	383,117
		12,290,185
Metals & Mining - 3.6%
Aleris International, Inc.(a)	98,500	2,221,175
General Cable Corp.(a)	81,500	1,208,645
Maverick Tube Corp.(a) (b)	28,100	837,380
NS Group, Inc.(a)	27,100	881,021
Oregon Steel Mills, Inc.(a)	8,400	144,564
		5,292,785
Pharmaceuticals - 8.8%
Alkermes, Inc.(a) (b)	57,600	761,472
BioScrip, Inc.(a)	38,900	233,400
Cell Genesys, Inc.(a) (b)	151,100	808,385
Cephalon, Inc.(a) (b)	68,100	2,711,061
Corixa Corp.(a)	63,600	278,568
Cubist Pharmaceuticals, Inc.(a)	90,200	1,187,934
Dendreon Corp.(a) (b)	55,525	290,396
Guilford Pharmaceuticals, Inc.(a) (b)	96,500	219,055

	Number of Shares	Market Value
Isis Pharmaceuticals, Inc.(a) (b)	130,100	$508,691
Medarex, Inc.(a) (b)	144,700	1,205,351
Medicis Pharmaceutical Corp. Cl. A(b)	24,575	779,765
Neose Technologies, Inc.(a)	79,300	249,795
OraSure Technologies, Inc.(a)	54,300	542,457
Pain Therapeutics, Inc.(a)	32,000	216,000
Par Pharmaceutical Cos., Inc.(a) (b)	5,700	181,317
Salix Pharmaceuticals Limited(a) (b)	14,800	261,368
Taro Pharmaceutical Industries Limited(a) (b)	16,000	465,120
Telik, Inc.(a)	58,200	946,332
Third Wave Technologies, Inc.(a)	147,400	579,282
Transgenomic, Inc.(a)	130,800	88,944
Vasogen, Inc.(a) (b)	58,800	288,708
		12,803,401
Prepackaged Software - 3.8%
Ansys, Inc.(a)	42,300	1,502,073
Atari, Inc.(a)	107,000	297,460
Datastream Systems, Inc.(a)	167,525	1,219,582
Epicor Software Corp.(a)	4,800	63,360
Motive, Inc.(a)	52,800	524,304
Onyx Software Corp.(a)	29,950	107,820
Open Solutions, Inc.(a)	17,500	355,425
Quest Software, Inc.(a)	5,400	73,602
Red Hat, Inc.(a) (b)	62,300	816,130
TradeStation Group, Inc.(a)	63,600	545,688
		5,505,444
Real Estate - 0.3%
WCI Communities, Inc.(a) (b)	11,800	377,954
Restaurants - 0.8%
Buffalo Wild Wings, Inc.(a) (b)	12,100	377,520
Red Robin Gourmet Burgers, Inc.(a)	13,300	824,334
		1,201,854
Retail - 5.2%
Blue Nile, Inc.(a) (b)	30,250	988,873
Build-A-Bear Workshop, Inc.(a) (b)	43,050	1,009,523
Cabela's, Inc. Cl. A(a) (b)	52,000	1,110,720
Cash America International, Inc.	31,675	637,301
Cost Plus, Inc.(a)	15,700	391,558
Genesco, Inc.(a)	59,000	2,188,310

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Knoll, Inc.	47,000	$804,170
Marvel Enterprises, Inc.(a) (b)	22,650	446,658
		7,577,113
Transportation - 0.9%
OMI Corp.(b)	65,600	1,247,056
TOTAL EQUITIES (Cost $141,962,877)		141,680,970
	Principal Amount
SHORT-TERM INVESTMENTS - 31.8%
Cash Equivalents - 29.4%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$454,396	454,396
American Beacon Money Market Fund	1,226,664	1,226,664
Bank of America Bank Note 3.270% 07/18/2005	628,937	628,937
Bank of America Bank Note 3.270% 08/30/2005	1,168,026	1,168,026
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	1,730,013	1,730,013
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	898,481	898,481
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	905,269	905,269
BGI Institutional Money Market Fund	3,526,271	3,526,271
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	628,937	628,937
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	539,089	539,089
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	539,089	539,089
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	1,248,721	1,248,721
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	449,241	449,241

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	$449,241	$449,241
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	1,109,494	1,109,494
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	161,913	161,913
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	625,088	625,088
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	634,184	634,184
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	898,481	898,481
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	718,785	718,785
Freddie Mac Discount Note 3.208% 07/26/2005	442,918	442,918
Freddie Mac Discount Note 3.244% 08/16/2005	1,078,177	1,078,177
General Electric Capital Corp 3.252% 07/06/2005	898,481	898,481
General Electric Capital Corp 3.253% 07/08/2005	718,785	718,785
Goldman Sachs Financial Square Prime Obligations Money Market Fund	820,424	820,424
Harris Trust & Savings Bank 3.295% 11/04/2005	860,517	860,517
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	449,241	449,241
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	539,089	539,089
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	898,481	898,481
Merrimac Cash Fund, Premium Class	1,424,511	1,424,511

	Principal Amount	Market Value
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	$1,796,962	$1,796,962
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	359,392	359,392
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	1,078,177	1,078,177
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	697,680	697,680
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	323,453	323,453
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	898,481	898,481
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	726,977	726,977
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	539,089	539,089
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	898,481	898,481
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	988,329	988,329
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	718,785	718,785
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	718,785	718,785
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	359,392	359,392
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	594,694	594,694
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	898,481	898,481
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	898,481	898,481
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	269,544	269,544

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	$898,481	$898,481
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	449,241	449,241
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	898,481	898,481
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	898,481	898,481
		42,580,811
Repurchase Agreement - 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	3,500,953	3,500,953
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		46,081,764
TOTAL INVESTMENTS - 129.6% (Cost $188,044,641)(e)		187,762,734
Other Assets/ (Liabilities) - (29.6%)		(42,908,166)
NET ASSETS - 100.0%		$144,854,568

Notes to Portfolio of Investments

ADR - American Depository Receipt.

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $3,501,149. Collateralized by U.S. Government Agency Obligation with a rate of 6.375%, maturity date of 05/25/2015, and an aggregate market value, including accrued interest, of $3,676,001.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 91.9%
Advertising - 2.1%
Aquantive, Inc.(a)	31,990	$566,863
Fastclick(a)	4,100	37,310
Marchex, Inc. Cl. B(a) (b)	36,850	554,224
Valueclick, Inc.(a) (b)	126,710	1,562,334
		2,720,731
Aerospace & Defense - 1.0%
ARGON ST, Inc.(a)	13,680	485,640
Engineered Support Systems, Inc.	24,295	870,490
		1,356,130
Apparel, Textiles & Shoes - 1.6%
bebe stores, inc.(b)	58,990	1,561,465
Jos. A. Bank Clothiers, Inc.(a) (b)	3,080	133,364
Urban Outfitters, Inc.(a)	5,830	330,503
Volcom, Inc.(a)	1,900	50,863
		2,076,195
Banking, Savings & Loans - 2.5%
Euronet Worldwide, Inc.(a)	28,290	822,390
PrivateBancorp, Inc.	37,101	1,312,633
SVB Financial Group(a) (b)	24,140	1,156,306
		3,291,329
Building Materials & Construction - 1.9%
Chemed Corp.	33,210	1,357,625
Merge Technologies, Inc.(a) (b)	56,920	1,067,250
		2,424,875
Commercial Services - 11.1%
The Advisory Board Co.(a)	20,121	980,698
AMN Healthcare Services, Inc.(a)	68,400	1,028,052
Bright Horizons Family Solutions, Inc.(a)	48,720	1,983,878
DiamondCluster International, Inc. Cl. A(a)	19,890	224,757
eResearch Technology, Inc.(a) (b)	53,880	721,453
Global Payments, Inc.	19,470	1,320,066
Greenfield Online, Inc.(a) (b)	38,250	464,737
Heidrick & Struggles International, Inc.(a)	31,460	820,477

	Number of Shares	Market Value
Huron Consulting Group, Inc.(a)	23,112	$544,288
Laureate Education, Inc.(a)	8,140	389,580
Magellan Health Services, Inc.(a)	16,720	590,383
MPS Group, Inc.(a)	101,870	959,615
Navigant Consulting, Inc.(a)	48,810	861,985
Portfolio Recovery Associates, Inc.(a)	19,720	828,634
Resources Connection, Inc.(a)	38,480	893,890
Universal Technical Institute, Inc.(a) (b)	36,760	1,220,432
Wind River Systems, Inc.(a) (b)	42,600	667,968
		14,500,893
Communications - 3.8%
AudioCodes Limited(a) (b)	84,750	843,262
Lifeline Systems, Inc.(a)	44,536	1,430,496
Nice Systems Limited(a)	20,110	793,742
Openwave Systems, Inc.(a) (b)	81,680	1,339,552
PowerDsine Limited(a)	49,230	492,300
		4,899,352
Computer Integrated Systems Design - 2.1%
F5 Networks, Inc.(a)	13,400	632,949
Mercury Computer Systems, Inc.(a)	45,234	1,238,055
Optimal Robotics Corp.(a)	23,690	382,593
SafeNet, Inc.(a)	12,380	421,663
		2,675,260
Computer Programming Services - 1.7%
CACI International, Inc. Cl. A(a)	13,290	839,396
Jamdat Mobile, Inc.(a) (b)	27,620	764,522
Shanda Interactive Entertainment Limited ADR (Cayman Islands)(a) (b)	18,100	665,899
		2,269,817
Computer Related Services - 1.0%
Checkfree Corp.(a) (b)	25,560	870,574
CNET Networks, Inc.(a) (b)	40,210	472,065
		1,342,639
Computers & Information - 3.9%
Emulex Corp.(a)	91,398	1,668,927
Micros Systems, Inc.(a)	19,667	880,098

	Number of Shares	Market Value
M-Systems Flash Disk Pioneers Limited(a) (b)	68,480	$1,312,762
Scientific Games Corp. Cl. A(a)	27,320	735,728
SRA International, Inc. Cl. A(a) (b)	12,520	434,694
		5,032,209
Data Processing & Preparation - 0.4%
Factset Research Systems, Inc.(b)	15,680	561,971
Electrical Equipment & Electronics - 8.0%
Credence Systems Corp.(a)	77,640	702,642
DRS Technologies, Inc.	19,890	1,019,959
Ixia(a)	92,712	1,802,321
O2Micro International Limited(a)	58,450	821,222
Photon Dynamics, Inc.(a)	48,670	1,003,089
PLX Technology, Inc.(a)	45,710	464,414
SiRF Technology Holdings, Inc.(a)	30,670	542,246
Tessera Technologies, Inc.(a)	34,972	1,168,415
Varian Semiconductor Equipment Associates, Inc.(a)	31,470	1,164,390
Virage Logic Corp.(a)	77,680	800,104
Volterra Semiconductor Corp.(a) (b)	61,840	920,798
		10,409,600
Energy - 2.3%
CAL Dive International, Inc.(a)	4,580	239,855
Denbury Resources, Inc.(a)	19,990	795,002
Headwaters, Inc.(a)	9,065	311,655
Superior Energy Services, Inc.(a)	24,520	436,456
Unit Corp.(a)	28,590	1,258,246
		3,041,214
Financial Services - 2.8%
Affiliated Managers Group, Inc.(a) (b)	18,750	1,281,187
Boston Private Financial Holdings, Inc.	46,910	1,182,132
East West Bancorp, Inc.	17,351	582,820
First Cash Financial Services, Inc.(a)	8,189	174,999

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
GFI Group, Inc.(a)	1,300	$46,280
International Securities Exchange, Inc.(a)	3,100	77,841
KKR Financial Corp. REIT(a)	12,150	303,750
		3,649,009
Foods - 1.0%
Provide Commerce, Inc.(a) (b)	16,830	363,360
United Natural Foods, Inc.(a) (b)	29,020	881,337
		1,244,697
Healthcare - 4.2%
Allscripts Healthcare Solutions, Inc.(a) (b)	13,000	215,930
American Healthways, Inc.(a) (b)	19,870	839,905
Matria Healthcare, Inc.(a)	44,475	1,433,429
Option Care, Inc.(b)	77,285	1,089,718
United Surgical Partners International, Inc.(a)	26,300	1,369,704
VCA Antech, Inc.(a)	20,780	503,915
		5,452,601
Heavy Machinery - 0.0%
Hydril(a)	700	38,045
Home Construction, Furnishings & Appliances - 0.6%
Miller (Herman), Inc.	23,900	737,076
Information Retrieval Services - 1.2%
Bankrate, Inc.(a) (b)	11,860	238,860
Infospace, Inc.(a)	40,517	1,334,225
		1,573,085
Insurance - 2.6%
AMERIGROUP Corp.(a)	19,240	773,448
Centene Corp.(a)	23,710	796,182
HealthExtras, Inc.(a)	45,370	910,576
Tower Group, Inc.	61,147	955,728
		3,435,934
Internet Software - 1.4%
WebEx Communications, Inc.(a) (b)	69,286	1,829,843
Lodging - 3.1%
Four Seasons Hotels, Inc.(b)	18,080	1,195,088
Kerzner International, Ltd.(a)	13,062	743,881
Orient-Express Hotels Limited Cl. A	30,830	976,386

	Number of Shares	Market Value
Station Casinos, Inc.	16,600	$1,102,240
		4,017,595
Machinery & Components - 1.2%
Grant Prideco, Inc.(a)	35,720	944,794
Ultratech, Inc.(a)	36,560	669,048
		1,613,842
Medical Supplies - 6.9%
Advanced Neuromodulation Systems, Inc.(a) (b)	7,600	301,568
American Medical Systems Holdings, Inc.(a)	40,490	836,119
BEI Technologies, Inc.	30,675	818,409
Foxhollow Technologies, Inc.(a) (b)	6,500	248,755
Hologic, Inc.(a)	10,610	421,748
I-Flow Corp.(a)	28,910	481,062
Illumina, Inc.(a)	21,280	256,850
Intralase Corp.(a) (b)	29,300	574,866
Intuitive Surgical, Inc.(a)	18,800	876,832
Laserscope(a) (b)	27,330	1,132,555
SonoSite, Inc.(a)	21,050	653,392
Symmetry Medical, Inc.(a)	20,320	478,333
Syneron Medical Limited(a) (b)	33,380	1,221,374
Ventana Medical Systems, Inc.(a)	18,130	729,370
		9,031,233
Metals & Mining - 0.3%
Maverick Tube Corp.(a)	14,340	427,332
Pharmaceuticals - 9.1%
Alexion Pharmaceuticals, Inc.(a) (b)	60,640	1,397,146
Angiotech Pharmaceuticals, Inc.(a)	73,200	1,014,552
Atherogenics, Inc.(a) (b)	65,515	1,046,930
CV Therapeutics, Inc.(a) (b)	24,370	546,375
Cypress Bioscience, Inc.(a)	26,040	343,728
Discovery Laboratories, Inc.(a) (b)	97,050	707,495
First Horizon Pharmaceuticals, Inc.(a) (b)	52,450	998,648
Inspire Pharmaceuticals, Inc.(a)	64,820	545,784
Nabi Biopharmaceuticals(a)	86,860	1,322,878
NitroMed, Inc.(a) (b)	13,180	256,351
Priority Healthcare Corp. Cl. B(a)	33,000	836,880
QLT, Inc.(a)	25,020	260,708
Rigel Pharmaceuticals, Inc.(a)	75,140	1,496,789

	Number of Shares	Market Value
Salix Pharmaceuticals Limited(a)	58,010	$1,024,457
		11,798,721
Photography Equipment/Supplies - 0.4%
Sonic Solutions, Inc.(a) (b)	29,360	546,096
Prepackaged Software - 4.3%
Blackboard, Inc.(a) (b)	38,164	912,883
Dendrite International, Inc.(a)	40,880	564,144
Epicor Software Corp.(a)	52,360	691,152
MicroStrategy, Inc. Cl. A(a) (b)	20,740	1,100,050
Open Solutions, Inc.(a)	38,540	782,747
Quest Software, Inc.(a)	78,680	1,072,408
Ultimate Software Group, Inc.(a)	5,000	82,000
Witness Systems, Inc.(a)	20,650	376,450
		5,581,834
Real Estate - 0.3%
ZipRealty, Inc.(a) (b)	25,560	328,190
Restaurants - 2.4%
California Pizza Kitchen, Inc.(a)	45,128	1,230,641
P.F. Chang's China Bistro, Inc.(a) (b)	12,938	763,083
RARE Hospitality International, Inc.(a)	39,060	1,190,158
		3,183,882
Retail - 3.7%
Central Garden & Pet Co.(a)	13,370	656,734
GSI Commerce, Inc.(a) (b)	66,278	1,110,157
Guitar Center, Inc.(a)	3,883	226,651
Hibbett Sporting Goods, Inc.(a)	25,192	953,265
Kenneth Cole Productions, Inc. Cl. A	25,040	779,245
Priceline.com, Inc.(a) (b)	49,626	1,157,775
		4,883,827
Telephone Utilities - 2.1%
Equinix, Inc.(a) (b)	23,250	1,007,655
j2 Global Communications, Inc.(a) (b)	37,306	1,284,819
Novatel Wireless, Inc.(a) (b)	32,430	404,402
		2,696,876
Transportation - 0.9%
UTI Worldwide, Inc.	17,356	1,208,325
TOTAL EQUITIES (Cost $109,145,372)		119,880,258

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 35.6%
Cash Equivalents - 28.5%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$396,812	$396,812
American Beacon Money Market Fund	1,071,229	1,071,229
Bank of America Bank Note 3.270% 07/18/2005	549,242	549,242
Bank of America Bank Note 3.270% 08/30/2005	1,020,020	1,020,020
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	1,510,796	1,510,796
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	784,631	784,631
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	790,558	790,558
BGI Institutional Money Market Fund	3,079,441	3,079,441
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	549,242	549,242
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	470,779	470,779
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	470,779	470,779
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	1,090,490	1,090,490
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	392,316	392,316
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	392,316	392,316
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	968,905	968,905
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	141,397	141,397
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	545,880	545,880

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$553,823	$553,823
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	784,631	784,631
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	627,705	627,705
Freddie Mac Discount Note 3.208% 07/26/2005	386,794	386,794
Freddie Mac Discount Note 3.244% 08/16/2005	941,557	941,557
General Electric Capital Corp 3.252% 07/06/2005	784,631	784,631
General Electric Capital Corp 3.253% 07/08/2005	627,705	627,705
Goldman Sachs Financial Square Prime Obligations Money Market Fund	716,465	716,465
Harris Trust & Savings Bank 3.295% 11/04/2005	751,477	751,477
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	392,316	392,316
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	470,779	470,779
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	784,631	784,631
Merrimac Cash Fund, Premium Class	1,244,006	1,244,006
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	1,569,262	1,569,262
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	313,852	313,852
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	941,557	941,557
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	609,274	609,274

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$282,467	$282,467
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	784,631	784,631
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	634,858	634,858
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	470,779	470,779
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	784,631	784,631
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	863,094	863,094
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	627,705	627,705
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	627,705	627,705
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	313,852	313,852
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	519,338	519,338
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	784,631	784,631
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	784,631	784,631
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	235,389	235,389
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	784,631	784,631
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	392,316	392,316
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	784,631	784,631
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	784,631	784,631
		37,185,218

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 7.1%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$9,290,270	$9,290,270
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		46,475,488
TOTAL INVESTMENTS - 127.5% (Cost $155,620,860)(e)		166,355,746
Other Assets/ (Liabilities) - (27.5%)		(35,914,830)
NET ASSETS - 100.0%		$130,440,916

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $9,290,788. Collateralized by U.S. Government Agency obligations with rates of 3.764 - 7.125%, maturity dates of 08/25/2015 - 12/01/2035, and an aggregate market value, including accrued interest, of $9,754,783.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 95.7%
Advertising - 2.2%
Aegis Group PLC	2,915,000	$5,181,497
Publicis Groupe(a)	332,000	9,730,859
		14,912,356
Air Transportation - 0.4%
Ryanair Holdings PLC Sponsored ADR (Ireland)(a) (b)	65,184	2,922,851
Apparel, Textiles & Shoes - 1.4%
Adidas-Salomon AG	9,340	1,552,172
Ansell Limited	91,736	696,136
Chargeurs SA	18,058	608,314
Giordano International Limited	3,404,000	2,337,518
Next PLC	107,380	2,897,545
Toray Industries, Inc.	314,000	1,487,118
		9,578,803
Automotive & Parts - 4.3%
Bayerische Motoren Werke AG(a)	273,400	12,392,013
Continental AG	42,600	3,050,810
Honda Motor Co. Limited	197,200	9,724,809
Lafarge SA	32,022	2,894,813
Toyota Motor Corp.	34,400	1,232,940
		29,295,385
Banking, Savings & Loans - 14.9%
Anglo Irish Bank Corp. PLC	311,030	3,841,838
Australia & New Zealand Banking Group Limited	483,300	7,960,598
Banco Popolare di Verona e Novara Scrl	355,400	6,027,551
Banco Popular Espanol	290,940	3,495,263
Bank of Ireland	96,000	1,549,803
Bank of Ireland (GBP)	816,450	13,076,069
BNP Paribas SA	80,800	5,503,199
Commonwealth Bank of Australia	49,920	1,436,410
Credit Suisse Group	210,200	8,222,393
DnB Nor ASA(a)	309,710	3,201,646
Erste Bank der oesterreichischen Sparkassen AG	66,102	3,293,719
HSBC Holdings PLC	21,780	347,790
KBC Bankverzekeringsholding	42,250	3,316,926
Kookmin Bank	166,000	7,622,757
Lloyds TSB Group PLC	862,000	7,300,108

	Number of Shares	Market Value
Mitsubishi Tokyo Financial Group, Inc.	90	$761,609
National Australia Bank	88,410	2,062,086
National Bank of Greece SA	118,610	3,999,124
Royal Bank of Scotland Group PLC	157,791	4,760,742
Sanpaolo IMI SpA	140,900	1,919,670
UniCredito Italiano SpA(a)	970,000	5,084,056
United Overseas Bank Limited	561,000	4,720,851
Yokohama Bank Limited	244,000	1,405,281
		100,909,489
Beverages - 4.6%
Diageo PLC	1,165,650	17,161,014
Heineken Holding NV Cl. A	196,250	5,489,113
Heineken NV	32,250	989,768
Lotte Chilsung Beverage Co. Limited	4,130	3,604,463
Pernod-Ricard SA(a)	25,215	4,007,209
		31,251,567
Broadcasting, Publishing & Printing - 3.8%
British Sky Broadcasting Group PLC	470,000	4,437,763
Grupo Televisa SA Sponsored ADR (Mexico)	82,500	5,122,425
Reed Elsevier PLC	422,550	4,041,916
Thomson Corp. (The)(a)	77,980	2,595,010
Vivendi Universal SA(a)	307,110	9,580,913
		25,778,027
Chemicals - 4.5%
Akzo Nobel, Inc.	208,500	8,151,672
BASF AG	26,280	1,735,210
Givaudan SA Registered	10,600	6,138,402
Lonza Group AG Registered	125,500	6,908,953
Shin-Etsu Chemical Co. Limited	33,500	1,269,184
Syngenta AG(b)	62,000	6,331,652
		30,535,073
Commercial Services - 0.8%
Michael Page International PLC	980,800	3,544,611
Taisei Corp.	651,000	2,195,053
		5,739,664

	Number of Shares	Market Value
Communications - 5.6%
America Movil SA de CV Sponsored ADR Series L (Mexico)	29,950	$1,785,320
Deutsche Telekom AG	220,390	4,057,454
France Telecom SA(a)	80,380	2,326,301
KDDI Corp.	390	1,803,892
SK Telecom Co. Limited	63,730	11,302,822
Telefonica SA	210,012	3,415,979
Telenor ASA	236,680	1,872,273
Vodafone Group PLC	4,683,860	11,402,957
		37,966,998
Computer Related Services - 0.7%
Meitec Corp.	148,700	4,574,355
Consumer Services - 0.1%
Veolia Environment	8,650	323,997
Containers - 0.5%
Amcor Limited	609,260	3,087,215
Cosmetics & Personal Care - 2.3%
L'Oreal SA(a)	77,000	5,502,077
Reckitt Benckiser PLC	165,663	4,876,737
Uni-Charm Corp.	130,000	5,234,802
		15,613,616
Diversified Financial - 0.3%
Takefuji Corp.	30,700	2,077,753
Electric Utilities - 1.3%
CLP Holdings, Limited	523,500	3,004,209
E.ON AG	28,750	2,542,716
National Grid Transco PLC	327,940	3,177,205
		8,724,130
Electrical Equipment & Electronics - 1.1%
Koninklijke Philips Electronics NV	137,000	3,431,932
Omron Corp.	86,100	1,901,616
Schneider Electric SA	29,920	2,240,301
		7,573,849
Electronics - 1.0%
Rohm Co. Limited	72,500	6,972,957
Energy - 5.0%
BG Group PLC	292,680	2,403,142
BP PLC	1,290,120	13,441,093
ENI SpA(a)	127,410	3,258,639
Osaka Gas Co., Limited	1,003,000	3,168,679
Saipem SpA	148,920	1,994,185
Total SA	41,130	9,595,256
		33,860,994

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Entertainment & Leisure - 0.8%
Fuji Photo Film Co. Limited	94,600	$3,085,253
OPAP SA	86,720	2,494,900
		5,580,153
Financial Services - 6.6%
Daiwa Securities Group, Inc.	732,000	4,512,996
Deutsche Boerse AG(a)	128,600	10,004,919
Euronext	303,600	10,206,301
ING Groep NV	111,500	3,124,952
Macquarie Infrastructure Group	1,063,400	3,351,443
Man Group PLC	76,670	1,984,922
ORIX Corp.	23,200	3,477,663
Societe Generale Cl. A	42,580	4,296,657
UBS AG Registered	47,270	3,667,836
		44,627,689
Food Retailers - 0.0%
J Sainsbury PLC	641,000	6,410
Foods - 6.2%
Ajinomoto Co., Inc.	199,000	2,211,321
Cadbury Schweppes PLC	969,600	9,247,543
Groupe Danone	25,200	2,201,074
Nestle SA	61,170	15,586,496
Royal Numico NV(a) (b)	94,920	3,771,120
Tesco PLC	882,840	5,038,163
Unilever PLC	433,100	4,170,528
		42,226,245
Healthcare - 0.4%
Fresenius Medical Care AG(a)	32,636	2,775,396
Healthcare/Drugs - 1.2%
Astellas Pharma, Inc.	109,400	3,742,701
Eisai Co. Limited	70,300	2,360,388
Novo Nordisk A/S	42,850	2,172,909
		8,275,998
Heavy Construction - 1.1%
Grupo Ferrovial SA	54,851	3,510,124
Vinci SA	46,514	3,854,617
		7,364,741
Heavy Machinery - 0.6%
Daikin Industries Limited	113,500	2,832,658
Komatsu Limited	125,000	967,454
		3,800,112

	Number of Shares	Market Value
Home Construction, Furnishings & Appliances - 0.5%
Matsushita Electric Industrial Co. Limited	228,000	$3,468,142
Household Products - 1.4%
Henkel KGaA	98,100	8,213,723
Kao Corp.	57,000	1,346,306
		9,560,029
Industrial – Diversified - 0.2%
Enodis PLC(b)	777,300	1,603,167
Industrial Services - 0.5%
BAA PLC	297,390	3,303,832
Insurance - 2.0%
Aegon NV	98,840	1,276,162
AXA SA	123,209	3,052,481
Hannover Rueckversicherungs AG(a)	106,000	3,985,127
Legal & General Group PLC	1,084,990	2,233,097
QBE Insurance Group Limited(a)	219,040	2,661,747
		13,208,614
Lodging - 0.4%
Accor SA	62,100	2,889,585
Medical Supplies - 1.3%
Cie Generale D'Optique Essilor International SA	42,880	2,909,846
Hoya Corp.	12,900	1,485,617
Orbotech Limited(b)	39,100	840,259
Smith & Nephew PLC	328,400	3,238,475
		8,474,197
Metals & Mining - 0.7%
BHP Billiton Limited	332,370	4,539,278
Pharmaceuticals - 9.5%
AstraZeneca PLC	125,090	5,178,948
GlaxoSmithKline PLC	911,530	22,034,877
Haw Par Corp. Limited	1,349	4,117
Novartis AG	351,800	16,660,025
Roche Holding AG	31,899	4,010,872
Sanofi-Aventis(a)	79,768	6,505,647
Takeda Pharmaceutical Co. Limited	206,700	10,245,060
		64,639,546
Public Facilities - 0.3%
Cintra Concesiones de Infraestructuras de Transporte SA(b)	148,722	1,734,411

	Number of Shares	Market Value
Real Estate - 0.0%
United Overseas Land Limited	56,100	$75,885
Retail - 4.5%
Compagnie Financiere Richemont AG, A Units	67,410	2,252,866
Metro AG	32,730	1,613,974
PPR SA	15,800	1,617,282
Shoppers Drug Mart Corp. (CAD)	97,894	3,375,244
Signet Group PLC	4,474,000	8,703,756
The Swatch Group AG Cl. B	55,300	7,725,661
Wolseley PLC	103,170	2,165,080
Yamada Denki Co. Limited	55,300	3,172,076
		30,625,939
Telecommunications - 1.0%
NTT DoCoMo, Inc.	4,600	6,779,004
Telephone Utilities - 0.1%
Hellenic Telecommunications Organization SA (OTE)(b)	50,430	975,162
Tobacco - 0.1%
British American Tobacco PLC	32,980	637,020
Transportation - 1.5%
Associated British Ports Holdings PLC	782,200	6,885,365
East Japan Railway Co.	610	3,134,935
		10,020,300
TOTAL EQUITIES (Cost $573,504,962)		648,889,934
MUTUAL FUND - 0.2%
Financial Services
iShares MSCI EAFE Index Fund	20,000	1,046,200
TOTAL MUTUAL FUND (Cost $1,042,766)		1,046,200
TOTAL LONG TERM INVESTMENTS (Cost $574,547,728)		649,936,134

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 10.7%
Cash Equivalents - 7.9%(c)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$576,509	$576,509
American Beacon Money Market Fund	1,556,352	1,556,352
Bank of America Bank Note 3.270% 07/18/2005	797,975	797,975
Bank of America Bank Note 3.270% 08/30/2005	1,481,953	1,481,953
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	2,194,984	2,194,984
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	1,139,964	1,139,964
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	1,148,576	1,148,576
BGI Institutional Money Market Fund	4,474,018	4,474,018
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	797,975	797,975
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	683,979	683,979
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	683,979	683,979
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	1,584,336	1,584,336
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	569,982	569,982
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	569,982	569,982
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	1,407,690	1,407,690
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	205,431	205,431
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	793,091	793,091

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	$804,632	$804,632
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	1,139,964	1,139,964
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	911,971	911,971
Freddie Mac Discount Note 3.208% 07/26/2005	561,960	561,960
Freddie Mac Discount Note 3.244% 08/16/2005	1,367,957	1,367,957
General Electric Capital Corp 3.252% 07/06/2005	1,139,964	1,139,964
General Electric Capital Corp 3.253% 07/08/2005	911,971	911,971
Goldman Sachs Financial Square Prime Obligations Money Market Fund	1,040,927	1,040,927
Harris Trust & Savings Bank 3.295% 11/04/2005	1,091,795	1,091,795
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	569,982	569,982
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	683,979	683,979
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	1,139,964	1,139,964
Merrimac Cash Fund, Premium Class	1,807,374	1,807,374
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	2,279,928	2,279,928
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	455,986	455,986
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	1,367,957	1,367,957
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	885,193	885,193

	Principal Amount	Market Value
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	$410,387	$410,387
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	1,139,964	1,139,964
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	922,364	922,364
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	683,979	683,979
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	1,139,964	1,139,964
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	1,253,961	1,253,961
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	911,971	911,971
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	911,971	911,971
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	455,986	455,986
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	754,527	754,527
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	1,139,964	1,139,964
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	1,139,964	1,139,964
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	341,989	341,989
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	1,139,964	1,139,964
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	569,982	569,982
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	1,139,964	1,139,964
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	1,139,964	1,139,964
		54,025,145

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(d)	$18,871,818	$18,871,818
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		72,896,963
TOTAL INVESTMENTS - 106.6% (Cost $647,444,691)(e)		722,833,097
Other Assets/ (Liabilities) - (6.6%)		(44,519,686)
NET ASSETS - 100.0%		$678,313,411

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $18,872,872. Collateralized by U.S. Government Agency obligations with rates of 3.740% - 4.397%, maturity dates of 08/18/2031 - 01/01/2034, and an aggregate market value, including accrued interest, of $19,815,409.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	3,613,345	$40,505,598
MassMutual Premier Diversified Bond Fund, Class S	3,702,678	40,507,303
MassMutual Premier Inflation Protected Bond, Class S	3,959,137	42,758,677
MassMutual Premier Money Market Fund Class S	11,232,398	11,232,398
MassMutual Premier Short-Duration Bond, Class S	3,258,772	33,728,291
MassMutual Premier Small Company Opportunities Fund, Class S	802,946	13,425,253
MassMutual Select Growth Equity Fund, Class S	2,027,743	16,019,169
MassMutual Select Large Cap Value Fund, Class S	1,478,202	15,668,943
MassMutual Select Overseas Fund, Class S	972,641	10,689,319
		224,534,951
TOTAL MUTUAL FUNDS (Cost $219,752,516)(a)		224,534,951
TOTAL INVESTMENTS - 100.0%
Other Assets/ (Liabilities) - 0.0%		(63,392)
NET ASSETS - 100.0%		$224,471,559

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	1,042,536	$11,686,827
MassMutual Premier Diversified Bond Fund, Class S	1,068,301	11,687,216
MassMutual Premier Inflation Protected Bond, Class S	1,082,169	11,687,424
MassMutual Premier Money Market Fund Class S	3,890,381	3,890,381
MassMutual Premier Short-Duration Bond, Class S	752,311	7,786,420
MassMutual Premier Small Company Opportunities Fund, Class S	278,339	4,653,823
MassMutual Select Fundamental Value Fund, Class S	355,609	3,869,029
MassMutual Select Growth Equity Fund, Class S	1,079,293	8,526,418
MassMutual Select Large Cap Value Fund, Class S	439,176	4,655,261
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	286,953	3,879,603
MassMutual Select Overseas Fund, Class S	494,576	5,435,385
		77,757,787
TOTAL MUTUAL FUNDS (Cost $76,934,774)(b)		77,757,787
TOTAL INVESTMENTS - 100.0%
Other Assets/ (Liabilities) - 0.0%		(36,289)
NET ASSETS - 100.0%		$77,721,498

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	3,556,677	$39,870,353
MassMutual Premier Diversified Bond Fund, Class S	3,340,891	36,549,349
MassMutual Premier Inflation Protected Bond, Class S	3,691,936	39,872,914
MassMutual Premier Short-Duration Bond, Class S	1,603,843	16,599,770
MassMutual Premier Small Company Opportunities Fund, Class S	987,986	16,519,131
MassMutual Select Aggressive Growth Fund, Class S(a)	5,051,143	29,852,255
MassMutual Select Focused Value Fund, Class S(a)	895,246	16,508,332
MassMutual Select Fundamental Value Fund, Class S	2,724,814	29,645,978
MassMutual Select Growth Equity Fund, Class S	3,760,745	29,709,888
MassMutual Select Large Cap Value Fund, Class S	2,806,228	29,746,015
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	1,222,392	16,526,738
MassMutual Select Overseas Fund, Class S	2,709,311	29,775,323
		331,176,046
TOTAL MUTUAL FUNDS (Cost $319,115,362)(b)		331,176,046
TOTAL INVESTMENTS - 100.0%
Other Assets/ (Liabilities) - 0.0%		(105,624)
NET ASSETS - 100.0%		$331,070,422

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Diversified Bond Fund, Class S	1,458,117	$15,951,805
MassMutual Premier Inflation Protected Bond, Class S	1,688,060	18,231,052
MassMutual Select Aggressive Growth Fund, Class S(a)	4,618,893	27,297,657
MassMutual Select Emerging Growth Fund, Class S(a)	2,386,159	13,648,829
MassMutual Select Focused Value Fund, Class S(a)	613,919	11,320,660
MassMutual Select Fundamental Value Fund, Class S	2,698,893	29,363,951
MassMutual Select Growth Equity Fund, Class S	3,725,133	29,428,552
MassMutual Select Large Cap Value Fund, Class S	2,565,899	27,198,527
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	838,280	11,333,541
MassMutual Select Overseas Fund, Class S	2,683,776	29,494,696
MassMutual Select Small Company Value Fund, Class S	955,892	13,611,898
		226,881,168
TOTAL MUTUAL FUNDS (Cost $214,356,984)(b)		226,881,168
TOTAL INVESTMENTS - 100.0%
Other Assets/ (Liabilities) - 0.0%		(81,429)
NET ASSETS - 100.0%		$226,799,739

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Select Aggressive Growth Fund, Class S(a)	3,158,581	$18,667,212
MassMutual Select Emerging Growth Fund, Class S(a)	1,305,399	7,466,885
MassMutual Select Focused Value Fund, Class S(a)	402,977	7,430,890
MassMutual Select Fundamental Value Fund, Class S	1,703,307	18,531,978
MassMutual Select Growth Equity Fund, Class S	2,351,124	18,573,876
MassMutual Select Large Cap Value Fund, Class S	1,754,487	18,597,561
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	550,265	7,439,579
MassMutual Select Overseas Fund, Class S	1,693,974	18,616,775
MassMutual Select Small Company Value Fund, Class S	610,052	8,687,147
		124,011,903
TOTAL MUTUAL FUNDS (Cost $116,101,041)(b)		124,011,903
TOTAL INVESTMENTS - 100.0%
Other Assets/ (Liabilities) - 0.0%		(51,530)
NET ASSETS - 100.0%		$123,960,373

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

[This page is intentionally left blank.]

MassMutual Select Funds – Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund
Assets:
Investments, at value (Note 2)(a)	$60,120,637	$241,293,268	$203,982,640	$901,444,609
Short-term investments, at value (Note 2)(b)	10,067,367	44,094,334	30,011,513	94,179,378
Total Investments(c)	70,188,004	285,387,602	233,994,153	995,623,987
Cash	4,772,895	-	-	-
Foreign currency, at value(d)	126,432	80,462	-	-
Net receivable for open swap contracts (Note 2)	870	-	-	-
Receivables from:
Investments sold	544,124	2,204,301	3,373,616	18,092,171
Open forward foreign currency contracts (Note 2)	224,636	402,887	-	-
Investment adviser (Note 3)	3,574	2,189	-	-
Fund shares sold	111,815	205,765	126,145	4,362,414
Interest and dividends	472,017	1,378,881	395,078	904,241
Variation margin on open futures contracts (Note 2)	-	22,856	-	-
Foreign taxes withheld	-	146	-	1,301
Total assets	76,444,367	289,685,089	237,888,992	1,018,984,114
Liabilities:
Payables for:
Investments purchased	13,670,537	2,622,164	5,743,721	4,644,965
Written options outstanding, at value (premium $$151,595 and $295,486, respectively) (Note 2)	200,934	402,113	-	-
Open forward foreign currency contracts (Note 2)	-	-	-	-
Fund shares repurchased	16,572	194,294	91,708	671,435
Variation margin on open futures contracts (Note 2)	6,982	-	-	-
Securities on loan (Note 2)	3,360,425	22,650,085	26,337,430	86,615,669
Settlement of investments purchased on a when issued basis (Note 2)	-	17,229,033	-	-
Periodic payments from open swap agreements	-	247,942	-	-
Directors' fees and expenses (Note 3)	317	3,718	3,470	17,338
Affiliates (Note 3):
Investment management fees	26,192	121,476	84,692	495,098
Administration fees	2,690	52,261	16,459	166,768
Service fees	1,896	22,008	7,521	141,727
Distribution fees	63	243	116	1,136
Due to custodian	-	53,402	-	-
Accrued expenses and other liabilities	5,608	26,368	22,898	22,785
Total liabilities	17,292,216	43,625,107	32,308,015	92,776,921
Net assets	$59,152,151	$246,059,982	$205,580,977	$926,207,193
Net assets consist of:
Paid-in capital	$57,999,253	$239,578,705	$165,042,088	$799,259,637
Undistributed net investment income	757,166	1,968,299	1,691,741	5,323,408
Accumulated net realized gain (loss) on investments	(40,885)	(1,485,969)	3,358,690	5,643,096
Net unrealized appreciation on investments	436,617	5,998,947	35,488,458	115,981,052
	$59,152,151	$246,059,982	$205,580,977	$926,207,193
(a) Cost of investments:	$59,836,323	$235,199,092	$168,494,182	$785,463,557
(b) Cost of short-term investments:	$10,067,367	$44,094,334	$30,011,513	$94,179,378
(c) Securities on loan with market value of:	$3,274,222	$21,744,888	$25,451,689	$83,865,392
(d) Cost of foreign currency:	$123,568	$86,036	$-	$-

	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Blue Chip Growth Fund
Assets:
Investments, at value (Note 2)(a)	$87,861,532	$1,254,109,988	$1,806,443,921	$383,815,597
Short-term investments, at value (Note 2)(b)	13,978,915	236,829,474	170,827,791	44,951,891
Total Investments(c)	101,840,447	1,490,939,462	1,977,271,712	428,767,488
Cash	-	-	12,101	-
Foreign currency, at value(d)	-	145,337	-	-
Net receivable for open swap contracts (Note 2)	-	-	-	-
Receivables from:
Investments sold	869,784	10,024,704	-	244,859
Open forward foreign currency contracts (Note 2)	-	-	-	-
Investment adviser (Note 3)	-	-	-	-
Fund shares sold	24,503	5,629,889	1,606,253	372,098
Interest and dividends	116,339	2,040,338	2,502,780	300,497
Variation margin on open futures contracts (Note 2)	-	-	-	-
Foreign taxes withheld	98	5,137	-	-
Total assets	102,851,171	1,508,784,867	1,981,392,846	429,684,942
Liabilities:
Payables for:
Investments purchased	1,128,719	16,372,101	-	50,909
Written options outstanding, at value (premium $$151,595 and $295,486, respectively) (Note 2)	-	-	-	-
Open forward foreign currency contracts (Note 2)	-	599	-	-
Fund shares repurchased	96,021	845,774	1,545,481	811,029
Variation margin on open futures contracts (Note 2)	-	-	174,612	-
Securities on loan (Note 2)	13,353,919	193,583,810	145,004,679	38,465,340
Settlement of investments purchased on a when issued basis (Note 2)	-	-	-	-
Periodic payments from open swap agreements	-	-	-	-
Directors' fees and expenses (Note 3)	3,114	29,549	49,410	14,634
Affiliates (Note 3):
Investment management fees	50,893	691,090	152,168	228,249
Administration fees	11,468	229,670	477,871	117,793
Service fees	15,878	192,072	186,299	23,799
Distribution fees	174	1,577	2,594	1,305
Due to custodian	-	-	-	-
Accrued expenses and other liabilities	20,040	29,795	30,821	21,994
Total liabilities	14,680,226	211,976,037	147,623,935	39,735,052
Net assets	$88,170,945	$1,296,808,830	$1,833,768,911	$389,949,890
Net assets consist of:
Paid-in capital	$75,539,256	$1,161,472,166	$1,795,566,181	$458,150,578
Undistributed net investment income	292,510	4,631,185	12,070,215	242,667
Accumulated net realized gain (loss) on investments	4,919,853	(87,669,917)	(48,309,642)	(87,242,830)
Net unrealized appreciation on investments	7,419,326	218,375,396	74,442,157	18,799,475
	$88,170,945	$1,296,808,830	$1,833,768,911	$389,949,890
(a) Cost of investments:	$80,442,206	$1,035,734,440	$1,731,721,725	$365,016,122
(b) Cost of short-term investments:	$13,978,915	$236,829,474	$170,827,791	$44,951,891
(c) Securities on loan with market value of:	$12,799,023	$187,904,093	$140,418,284	$37,191,240
(d) Cost of foreign currency:	$-	$146,351	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund
Class A shares:
Net assets	$3,275,502	$34,464,509	$13,009,524	$226,540,301
Shares outstanding	321,026	3,312,111	1,180,046	20,977,948
Net asset value and redemption price per share	$10.20	$10.41	$11.02	$10.80
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.71	$11.05	$11.69	$11.46
Class L shares:
Net assets	$309,542	$102,486,180	$21,599,037	$209,662,172
Shares outstanding	30,294	9,812,293	1,956,562	19,337,314
Net asset value, offering price and redemption price per share	$10.22	$10.44	$11.04	$10.84
Class Y shares:
Net assets	$4,789,457	$94,672,545	$2,445,332	$128,267,795
Shares outstanding	468,883	9,056,004	221,386	11,813,035
Net asset value, offering price and redemption price per share	$10.21	$10.45	$11.05	$10.86
Class S shares:
Net assets	$50,674,660	$14,035,986	$168,338,364	$359,893,855
Shares outstanding	4,959,934	1,341,405	15,232,788	33,094,153
Net asset value, offering price and redemption price per share	$10.22	$10.46	$11.05	$10.87
Class Z shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-	$-
Class N shares:
Net assets	$102,990	$400,762	$188,720	$1,843,070
Shares outstanding	10,110	38,532	17,145	171,886
Net asset value, offering price and redemption price per share	$10.19	$10.40	$11.01	$10.72

	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Blue Chip Growth Fund
Class A shares:
Net assets	$25,793,247	$314,557,151	$298,339,782	$36,508,370
Shares outstanding	2,443,006	29,959,698	27,147,896	4,282,924
Net asset value and redemption price per share	$10.56	$10.50	$10.99	$8.52
Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.20	$11.14	$11.66	$9.04
Class L shares:
Net assets	$7,927,935	$335,618,298	$231,709,113	$275,459,999
Shares outstanding	748,952	31,829,754	20,974,816	32,016,092
Net asset value, offering price and redemption price per share	$10.59	$10.54	$11.05	$8.60
Class Y shares:
Net assets	$3,847,171	$148,796,350	$463,742,195	$4,425,387
Shares outstanding	361,812	14,071,329	41,859,090	513,532
Net asset value, offering price and redemption price per share	$10.63	$10.57	$11.08	$8.62
Class S shares:
Net assets	$50,317,790	$495,331,846	$645,300,823	$71,417,893
Shares outstanding	4,736,941	46,751,850	57,685,245	8,259,004
Net asset value, offering price and redemption price per share	$10.62	$10.59	$11.19	$8.65
Class Z shares:
Net assets	$-	$-	$190,435,632	$-
Shares outstanding	-	-	17,001,067	-
Net asset value, offering price and redemption price per share	$-	$-	$11.20	$-
Class N shares:
Net assets	$284,802	$2,505,185	$4,241,366	$2,138,241
Shares outstanding	26,964	241,316	389,830	252,922
Net asset value, offering price and redemption price per share	$10.56	$10.38	$10.88	$8.45

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

	MassMutual Select Large Cap Growth Fund	MassMutual Select Growth Equity Fund	MassMutual Select Aggressive Growth Fund	MassMutual Select OTC 100 Fund	MassMutual Select Focused Value Fund	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund
Assets:
Investments, at value (Note 2)(a)	$29,462,859	$850,628,903	$470,431,092	$60,819,795	$794,642,742	$514,336,954	$141,360,800	$945,048,431
Short-term investments, at value (Note 2)(b)	6,017,061	76,168,085	111,438,055	8,698,100	161,665,992	92,574,971	37,318,079	160,466,739
Total Investments(c)	35,479,920	926,796,988	581,869,147	69,517,895	956,308,734	606,911,925	178,678,879	1,105,515,170
Cash	-	3,874	3,677	1,209	3,971,769	-	-	-
Receivables from:
Investments sold	41,847	28,283,880	-	-	5,244,818	2,026,330	801,991	524,320
Fund shares sold	10,147	7,997,254	3,017,788	190,636	2,603,826	1,150,139	536,037	4,073,739
Interest and dividends	12,299	1,062,504	41,938	4,179	593,442	555,468	32,891	487,388
Foreign taxes withheld	1,268	98	-	-	-	-	161	5,357
Total assets	35,545,481	964,144,598	584,932,550	69,713,919	968,722,589	610,643,862	180,049,959	1,110,605,974
Liabilities:
Payables for:
Investments purchased	30,951	41,644,719	732,362	-	-	1,961,911	1,863,174	4,812,020
Fund shares repurchased	19,692	742,031	713,599	150,991	829,936	462,064	807,599	615,449
Variation margin on open futures contracts (Note 2)	-	-	-	738	-	-	-	-
Securities on loan (Note 2)	5,641,201	57,168,800	92,145,658	8,445,336	93,733,150	79,658,442	28,934,921	134,776,172
Directors' fees and expenses (Note 3)	1,166	24,636	11,501	2,922	19,503	8,464	6,450	19,239
Affiliates (Note 3):
Investment management fees	16,101	481,988	263,298	7,814	491,341	365,317	84,355	591,568
Administration fees	4,757	154,729	97,169	28,002	154,804	113,281	24,058	201,477
Service fees	1,324	140,484	70,181	16,588	150,298	74,641	18,140	143,954
Distribution fees	2	902	522	240	1,107	668	93	759
Accrued expenses and other liabilities	18,768	23,137	100,746	20,071	22,695	22,469	19,909	24,999
Total liabilities	5,733,962	100,381,426	94,135,036	8,672,702	95,402,834	82,667,257	31,758,699	141,185,637
Net assets	$29,811,519	$863,763,172	$490,797,514	$61,041,217	$873,319,755	$527,976,605	$148,291,260	$969,420,337
Net assets consist of:
Paid-in capital	$29,758,874	$987,080,610	$512,651,591	$86,796,048	$671,784,159	$436,197,228	$221,305,398	$768,573,520
Undistributed net investment income (distributions in excess of net investment income)	(30,201)	1,451,166	(1,662,518)	(124,379)	(105,406)	100,354	(198,294)	(2,314,367)
Accumulated net realized loss on investments	(3,141,786)	(172,728,862)	(78,744,898)	(29,486,992)	50,191,200	15,303,624	(101,010,437)	30,301,593
Net unrealized appreciation on investments	3,224,632	47,960,258	58,553,339	3,856,540	151,449,802	76,375,399	28,194,593	172,859,591
	$29,811,519	$863,763,172	$490,797,514	$61,041,217	$873,319,755	$527,976,605	$148,291,260	$969,420,337
(a) Cost of investments:	$26,238,227	$802,668,646	$411,877,753	$56,956,941	$643,192,940	$437,961,555	$113,166,207	$772,189,221
(b) Cost of short-term investments:	$6,017,061	$76,168,085	$111,438,055	$8,698,100	$161,665,992	$92,574,971	$37,318,079	$160,466,739
(c) Securities on loan with market value of:	$5,476,129	$55,522,682	$89,169,216	$8,052,334	$90,707,623	$76,114,711	$28,088,877	$130,537,773

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

	MassMutual Select Large Cap Growth Fund	MassMutual Select Growth Equity Fund	MassMutual Select Aggressive Growth Fund	MassMutual Select OTC 100 Fund
Class A shares:
Net assets	$2,296,009	$223,587,888	$115,334,403	$24,980,759
Shares outstanding	257,079	28,996,026	20,024,664	6,656,993
Net asset value and redemption price per share	$8.93	$7.71	$5.76	$3.75
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.47	$8.18	$6.11	$3.98
Class L shares:
Net assets	$338,060	$273,587,872	$154,489,376	$13,471,836
Shares outstanding	37,047	35,017,991	26,466,450	3,551,736
Net asset value, offering price and redemption price per share	$9.13	$7.81	$5.84	$3.79
Class Y shares:
Net assets	$9,525,754	$115,562,241	$29,496,504	$2,499,935
Shares outstanding	1,056,049	14,694,114	5,020,992	655,700
Net asset value, offering price and redemption price per share	$9.02	$7.86	$5.87	$3.81
Class S shares:
Net assets	$17,647,698	$249,553,276	$190,667,451	$19,696,756
Shares outstanding	1,948,385	31,612,937	32,283,246	5,131,641
Net asset value, offering price and redemption price per share	$9.06	$7.89	$5.91	$3.84
Class N shares:
Net assets	$3,998	$1,471,895	$809,780	$391,931
Shares outstanding	446	193,319	142,444	105,637
Net asset value, offering price and redemption price per share	$8.96	$7.61	$5.68	$3.71

	MassMutual Select Focused Value Fund	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund
Class A shares:
Net assets	$246,276,249	$122,867,117	$29,643,103	$240,393,962
Shares outstanding	13,685,468	8,708,291	3,303,425	18,235,640
Net asset value and redemption price per share	$18.00	$14.11	$8.97	$13.18
Offering price per share (100/[100-maximum sales charge] of net asset value)	$19.10	$14.97	$9.52	$13.98
Class L shares:
Net assets	$172,214,150	$116,483,622	$39,586,690	$405,147,540
Shares outstanding	9,451,408	8,232,511	4,341,374	30,337,190
Net asset value, offering price and redemption price per share	$18.22	$14.15	$9.12	$13.35
Class Y shares:
Net assets	$110,336,989	$101,625,758	$18,999,148	$113,773,261
Shares outstanding	6,016,336	7,155,616	2,067,007	8,447,102
Net asset value, offering price and redemption price per share	$18.34	$14.20	$9.19	$13.47
Class S shares:
Net assets	$342,640,400	$185,903,792	$59,910,012	$208,840,360
Shares outstanding	18,578,230	13,053,046	6,495,876	15,449,678
Net asset value, offering price and redemption price per share	$18.44	$14.24	$9.22	$13.52
Class N shares:
Net assets	$1,851,967	$1,096,316	$152,307	$1,265,214
Shares outstanding	104,083	78,475	17,151	97,024
Net asset value, offering price and redemption price per share	$17.79	$13.97	$8.88	$13.04

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund
Assets:
Investments, at value (Note 2) Unaffiliated issuers(a)	$467,945,966	$141,680,970	$119,880,258	$649,936,134	$-	$-	$-	$-	$-
Affiliated issuers(b)	-	-	-	-	224,534,951	77,757,787	331,176,046	226,881,168	124,011,903
Short-term investments, at value (Note 2)(c)	182,394,086	46,081,764	46,475,488	72,896,963	-	-	-	-	-
Total Investments(d)	650,340,052	187,762,734	166,355,746	722,833,097	224,534,951	77,757,787	331,176,046	226,881,168	124,011,903
Cash	-	9,327	-	107,615	-	-	-	-	-
Foreign currency, at value(e)	-	-	-	324,865	-	-	-	-	-
Receivables from:
Investments sold	5,040,704	1,483,987	1,762,209	15,797,983	-	-	-	-	-
Open forward foreign currency contracts (Note 2)	-	-	-	4,926,650	-	-	-	-	-
Investment adviser (Note 3)	-	-	-	-	-	2,787	-	26	236
Fund shares sold	757,578	270,371	812,159	5,214,261	10,403,892	19,382,620	17,922,838	8,109,277	1,119,869
Interest and dividends	124,552	27,321	20,852	2,272,535	-	-	-	-	-
Foreign taxes withheld	709	-	81	323,953	-	-	-	-	-
Total assets	656,263,595	189,553,740	168,951,047	751,800,959	234,938,843	97,143,194	349,098,884	234,990,471	125,132,008
Liabilities:
Payables for:
Investments purchased	2,823,859	1,820,962	1,052,792	17,767,134	10,277,985	19,303,426	17,692,803	7,741,965	934,166
Fund shares repurchased	606,065	95,700	118,514	864,310	124,668	78,029	228,755	366,072	184,506
Securities on loan (Note 2)	141,913,173	42,580,811	37,185,218	54,025,145	-	-	-	-	-
Settlement of investments purchased on a when issued basis (Note 2)	1,542,750	-	-	-	-	-	-	-	-
Directors' fees and expenses (Note 3)	15,590	3,783	4,859	11,091	2,702	352	3,607	2,789	1,634
Affiliates (Note 3):
Investment management fees	337,343	100,378	83,542	556,063	8,742	2,340	12,772	8,963	5,040
Administration fees	99,132	34,170	26,740	84,658	18,478	6,669	40,264	29,560	15,558
Service fees	46,591	37,897	14,349	99,420	13,217	8,737	27,943	19,863	9,132
Distribution fees	482	621	94	893	65	73	115	79	70
Investment advisor	-	-	-	-	110	-	-	-	-
Accrued expenses and other liabilities	26,889	24,850	24,023	78,834	21,317	22,070	22,203	21,441	21,529
Total liabilities	147,411,874	44,699,172	38,510,131	73,487,548	10,467,284	19,421,696	18,028,462	8,190,732	1,171,635
Net assets	$508,851,721	$144,854,568	$130,440,916	$678,313,411	$224,471,559	$77,721,498	$331,070,422	$226,799,739	$123,960,373
Net assets consist of:
Paid-in capital	$451,010,491	$146,134,400	$173,163,521	$558,941,831	$218,806,217	$76,758,137	$317,635,170	$212,518,964	$114,650,101
Undistributed net investment income (distributions in excess of net investment income)	(1,351,591)	(718,195)	(532,115)	6,129,156	(109,725)	(46,954)	(384,548)	(285,876)	(158,518)
Accumulated net realized gain (loss) on investments	(39,481,811)	(279,728)	(52,925,376)	32,985,604	992,632	187,302	1,759,116	2,042,467	1,557,928
Net unrealized appreciation (depreciation) on investments	98,674,632	(281,909)	10,734,886	80,256,820	4,782,435	823,013	12,060,684	12,524,184	7,910,862
	$508,851,721	$144,854,568	$130,440,916	$678,313,411	$224,471,559	$77,721,498	$331,070,422	$226,799,739	$123,960,373
(a) Cost of investments - unaffiliated issuers:	$369,271,334	$141,962,877	$109,145,372	$574,547,728	$-	$-	$-	$-	$-
(b) Cost of investments - affiliated issuers:	$-	$-	$-	$-	$219,752,516	$76,934,774	$319,115,362	$214,356,984	$116,101,041
(c) Cost of short-term investments:	$182,394,086	$46,081,764	$46,475,488	$72,896,963	$-	$-	$-	$-	$-
(d) Securities on loan with market value of:	$135,791,603	$40,466,925	$35,660,755	$50,906,949	$-	$-	$-	$-	$-
(e) Cost of foreign currency:	$-	$-	$-	$334,566	$-	$-	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income
Class A shares:
Net assets	$75,825,068	$62,056,603	$23,830,305	$157,788,664	$22,737,829
Shares outstanding	5,303,978	6,664,448	4,285,900	14,508,966	2,177,532
Net asset value and redemption price per share	$14.30	$9.31	$5.56	$10.88	$10.44
Offering price per share (100/[100-maximum sales charge] of net asset value)	$15.17	$9.88	$5.90	$11.54	$11.08
Class L shares:
Net assets	$90,290,171	$29,974,722	$61,731,359	$180,070,210	$106,050,966
Shares outstanding	6,226,601	3,183,966	10,965,044	16,464,770	10,122,780
Net asset value, offering price and redemption price per share	$14.50	$9.41	$5.63	$10.94	$10.48
Class Y shares:
Net assets	$103,132,705	$28,460,134	$5,235,711	$97,792,232	$93,181,771
Shares outstanding	7,053,024	3,007,770	922,102	8,912,824	8,888,710
Net asset value, offering price and redemption price per share	$14.62	$9.46	$5.68	$10.97	$10.48
Class S shares:
Net assets	$238,776,165	$23,322,954	$39,484,988	$241,218,288	$2,395,628
Shares outstanding	16,210,262	2,459,407	6,906,903	21,945,223	228,532
Net asset value, offering price and redemption price per share	$14.73	$9.48	$5.72	$10.99	$10.48
Class N shares:
Net assets	$827,612	$1,040,155	$158,553	$1,444,017	$105,365
Shares outstanding	58,587	113,235	28,857	133,930	10,089
Net asset value, offering price and redemption price per share	$14.13	$9.19	$5.49	$10.78	$10.44

	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund
Class A shares:
Net assets	$15,841,600	$48,696,578	$34,471,176	$15,578,014
Shares outstanding	1,488,936	4,503,307	3,106,161	1,390,502
Net asset value and redemption price per share	$10.64	$10.81	$11.10	$11.20
Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.29	$11.47	$11.78	$11.88
Class L shares:
Net assets	$29,404,170	$216,733,187	$169,643,978	$100,534,110
Shares outstanding	2,754,839	19,973,345	15,230,361	8,942,825
Net asset value, offering price and redemption price per share	$10.67	$10.85	$11.14	$11.24
Class Y shares:
Net assets	$27,256,329	$44,718,244	$14,596,067	$3,003,110
Shares outstanding	2,553,271	4,122,767	1,312,081	267,273
Net asset value, offering price and redemption price per share	$10.68	$10.85	$11.12	$11.24
Class S shares:
Net assets	$5,098,302	$20,729,055	$7,954,396	$4,730,435
Shares outstanding	476,888	1,908,446	713,512	420,357
Net asset value, offering price and redemption price per share	$10.69	$10.86	$11.15	$11.25
Class N shares:
Net assets	$121,097	$193,358	$134,122	$114,704
Shares outstanding	11,371	17,872	12,079	10,235
Net asset value, offering price and redemption price per share	$10.65	$10.82	$11.10	$11.21

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund
Investment income (Note 2):
Dividends(a)	$-	$1,035,194	$2,316,291	$9,472,592
Interest(b)	939,509	2,010,152	9,768	166,456
Total investment income	939,509	3,045,346	2,326,059	9,639,048
Expenses (Note 2):
Investment management fees (Note 3)	140,904	732,781	498,052	2,940,541
Custody fees	17,060	37,308	9,358	38,370
Trustee reporting	3,525	3,525	3,526	3,525
Audit and legal fees	11,411	12,092	11,552	13,699
Proxy fees	550	550	550	467
Shareholder reporting fees	6,973	4,126	3,319	14,870
Directors' fees (Note 3)	686	3,275	2,585	11,922
	181,109	793,657	528,942	3,023,394
Administration fees (Note 3):
Class A	835	55,727	14,426	345,353
Class L	62	164,884	27,077	344,673
Class Y	358	84,542	1,130	101,318
Class S	12,158	8,515	48,991	207,440
Class Z	-	-	-	-
Class N	73	739	340	3,196
Distribution fees (Note 3):
Class N	124	490	231	2,202
Service fees (Note 3):
Class A	2,086	42,605	11,698	275,929
Class N	124	490	231	2,202
Total expenses	196,929	1,151,649	633,066	4,305,707
Expenses waived (Note 3)	(14,586)	(20,572)	-	-
Class A Administration fees waived (Note 3)	-	-	-	-
Class L Administration fees waived (Note 3)	-	-	-	-
Class N Administration fees waived (Note 3)	-	-	-	-
Net expenses	182,343	1,131,077	633,066	4,305,707
Net investment income	757,166	1,914,269	1,692,993	5,333,341
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(94,424)	(299,391)	2,722,862	7,801,529
Closed futures contracts	(57,551)	(523,325)	-	-
Written options	27,290	316,536	-	-
Closed swap contracts	16,563	666,938	-	-
Foreign currency transactions	67,237	(242,061)	(92)	-
Net realized gain (loss)	(40,885)	(81,303)	2,722,770	7,801,529
Net change in unrealized appreciation (depreciation) on:
Investments	284,314	(3,074,007)	(2,466,884)	(7,136,419)
Open futures contracts	(20,483)	14,812	-	-
Written options	(49,339)	(241,545)	-	-
Open swap contracts	-	(374,096)	-	-
Translation of assets and liabilities in foreign currencies	222,125	890,586	119	-
Net unrealized gain (loss)	436,617	(2,784,250)	(2,466,765)	(7,136,419)
Net realized and unrealized gain (loss)	395,732	(2,865,553)	256,005	665,110
Net increase (decrease) in net assets resulting from operations	$1,152,898	$(951,284)	$1,948,998	$5,998,451
(a) Net of withholding tax of:	$-	$26,940	$7,498	$40,065
(b) Including securities lending income of:	$6,623	$35,061	$10,351	$55,321

	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Blue Chip Growth Fund
Investment income (Note 2):
Dividends(a)	$719,520	$10,096,821	$15,946,639	$2,383,229
Interest(b)	12,916	632,410	315,646	48,204
Total investment income	732,436	10,729,231	16,262,285	2,431,433
Expenses (Note 2):
Investment management fees (Note 3)	306,369	3,966,699	886,098	1,385,812
Custody fees	12,960	87,446	79,844	21,465
Trustee reporting	3,525	3,527	3,525	3,525
Audit and legal fees	11,126	14,839	17,031	12,130
Proxy fees	612	488	457	612
Shareholder reporting fees	1,487	19,249	29,200	6,878
Directors' fees (Note 3)	1,163	15,360	23,255	5,363
	337,242	4,107,608	1,039,410	1,435,785
Administration fees (Note 3):
Class A	34,904	475,888	692,025	73,403
Class L	10,707	513,135	522,425	570,915
Class Y	2,217	124,263	715,465	6,487
Class S	20,037	196,435	1,037,569	58,564
Class Z	-	-	57,888	-
Class N	459	5,200	10,677	4,804
Distribution fees (Note 3):
Class N	349	3,472	5,039	2,619
Service fees (Note 3):
Class A	31,332	366,745	360,655	44,922
Class N	349	3,472	5,039	2,619
Total expenses	437,596	5,796,218	4,446,192	2,200,118
Expenses waived (Note 3)	-	-	-	-
Class A Administration fees waived (Note 3)	-	-	(144,262)	-
Class L Administration fees waived (Note 3)	-	-	(108,907)	-
Class N Administration fees waived (Note 3)	-	-	(2,016)	-
Net expenses	437,596	5,796,218	4,191,007	2,200,118
Net investment income	294,840	4,933,013	12,071,278	231,315
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	4,337,321	(2,108,382)	380,261	(1,193,170)
Closed futures contracts	-	-	(164,258)	-
Written options	-	-	-	-
Closed swap contracts	-	-	-	-
Foreign currency transactions	2,868	(14,373)	-	(1,501)
Net realized gain (loss)	4,340,189	(2,122,755)	216,003	(1,194,671)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,033,708)	12,403,032	(29,422,658)	(9,081,461)
Open futures contracts	-	-	(280,039)	-
Written options	-	-	-	-
Open swap contracts	-	-	-	-
Translation of assets and liabilities in foreign currencies	-	(152)	-	-
Net unrealized gain (loss)	(4,033,708)	12,402,880	(29,702,697)	(9,081,461)
Net realized and unrealized gain (loss)	306,481	10,280,125	(29,486,694)	(10,276,132)
Net increase (decrease) in net assets resulting from operations	$601,321	$15,213,138	$(17,415,416)	$(10,044,817)
(a) Net of withholding tax of:	$3,587	$19,202	$-	$6,587
(b) Including securities lending income of:	$10,911	$68,826	$61,437	$15,008

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

	MassMutual Select Large Cap Growth Fund	MassMutual Select Growth Equity Fund	MassMutual Select Aggressive Growth Fund	MassMutual Select OTC 100 Fund
Investment income (Note 2):
Dividends(a)	$105,241	$5,459,233	$486,216	$123,467
Interest(b)	4,516	95,968	73,148	16,883
Total investment income	109,757	5,555,201	559,364	140,350
Expenses (Note 2):
Investment management fees (Note 3)	98,926	2,844,548	1,709,422	47,745
Custody fees	2,827	47,251	25,295	10,709
Trustee reporting	3,525	3,525	3,525	3,525
Audit and legal fees	10,773	13,567	12,519	11,410
Proxy fees	467	488	921	457
Shareholder reporting fees	599	14,004	8,056	1,125
Directors' fees (Note 3)	467	10,995	6,336	878
	117,584	2,934,378	1,766,074	75,849
Administration fees (Note 3):
Class A	3,625	331,262	190,813	83,702
Class L	3,291	396,448	251,682	37,946
Class Y	9,087	84,120	27,434	6,824
Class S	14,301	101,463	85,994	40,117
Class N	8	2,499	1,882	1,311
Distribution fees (Note 3):
Class N	5	1,798	1,193	486
Service fees (Note 3):
Class A	2,568	278,371	138,511	33,513
Class N	5	1,798	1,193	486
Total expenses	150,474	4,132,137	2,464,776	280,234
Expenses waived (Note 3)	(10,175)	-	(187,334)	-
Net expenses	140,299	4,132,137	2,277,442	280,234
Net investment income (loss)	(30,542)	1,423,064	(1,718,078)	(139,884)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,149,390	10,599,543	3,265,893	2,050,351
Closed futures contracts	-	-	-	(57,518)
Foreign currency transactions	-	-	-	-
Net realized gain	1,149,390	10,599,543	3,265,893	1,992,833
Net change in unrealized appreciation (depreciation) on:
Investments	(1,756,245)	(13,374,706)	(13,660,709)	(7,806,053)
Open futures contracts	-	-	-	(6,314)
Translation of assets and liabilities in foreign currencies	-	(14)	-	-
Net unrealized loss	(1,756,245)	(13,374,720)	(13,660,709)	(7,812,367)
Net realized and unrealized loss	(606,855)	(2,775,177)	(10,394,816)	(5,819,534)
Net increase (decrease) in net assets resulting from operations	$(637,397)	$(1,352,113)	$(12,112,894)	$(5,959,418)
(a) Net of withholding tax of:	$1,508	$-	$16,772	$1,030
(b) Including securities lending income of:	$1,559	$18,882	$21,595	$10,058

	MassMutual Select Focused Value Fund	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund
Investment income (Note 2):
Dividends(a)	$3,379,317	$2,561,253	$345,206	$2,360,064
Interest(b)	656,309	250,439	138,010	319,066
Total investment income	4,035,626	2,811,692	483,216	2,679,130
Expenses (Note 2):
Investment management fees (Note 3)	2,847,756	2,179,331	470,918	3,433,242
Custody fees	50,477	41,332	14,024	53,558
Trustee reporting	3,525	3,525	3,525	3,525
Audit and legal fees	13,522	12,545	11,272	14,061
Proxy fees	488	860	550	488
Shareholder reporting fees	13,472	8,539	2,255	15,077
Directors' fees (Note 3)	10,746	6,801	1,733	12,216
	2,939,986	2,252,933	504,277	3,532,167
Administration fees (Note 3):
Class A	391,293	211,460	43,843	359,749
Class L	262,870	201,818	55,626	631,323
Class Y	95,974	102,742	12,917	90,391
Class S	138,618	155,342	23,320	84,267
Class N	3,112	2,148	263	2,190
Distribution fees (Note 3):
Class N	2,024	1,312	184	1,462
Service fees (Note 3):
Class A	292,534	147,134	35,645	277,242
Class N	2,024	1,312	184	1,462
Total expenses	4,128,435	3,076,201	676,259	4,980,253
Expenses waived (Note 3)	-	-	-	-
Net expenses	4,128,435	3,076,201	676,259	4,980,253
Net investment income (loss)	(92,809)	(264,509)	(193,043)	(2,301,123)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	37,553,481	12,564,059	7,075,323	27,080,085
Closed futures contracts	-	-	-	-
Foreign currency transactions	-	-	(74)	(4,786)
Net realized gain	37,553,481	12,564,059	7,075,249	27,075,299
Net change in unrealized appreciation (depreciation) on:
Investments	(25,183,485)	(17,982,944)	(3,612,957)	(15,636,332)
Open futures contracts	-	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	-	4,494
Net unrealized loss	(25,183,485)	(17,982,944)	(3,612,957)	(15,631,838)
Net realized and unrealized loss	12,369,996	(5,418,885)	3,462,292	11,443,461
Net increase (decrease) in net assets resulting from operations	$12,277,187	$(5,683,394)	$3,269,249	$9,142,338
(a) Net of withholding tax of:	$-	$113	$641	$14,480
(b) Including securities lending income of:	$53,383	$130,699	$69,802	$132,013

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

	MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund
Investment income (Note 2):
Dividends(a)	$839,422	$149,961	$63,344	$10,626,638	$103,903	$22,799	$-	$-	$-
Interest(b)	570,899	101,801	147,083	474,932	-	-	-	-	-
Total investment income	1,410,321	251,762	210,427	11,101,570	103,903	22,799	-	-	-
Expenses (Note 2):
Investment management fees (Note 3)	1,989,148	635,919	495,143	3,263,593	50,921	12,040	70,312	51,076	28,845
Custody fees	51,846	51,634	35,789	375,285	9,540	11,660	12,720	11,660	9,540
Trustee reporting	3,525	3,525	3,525	3,525	3,525	3,525	3,525	3,525	3,525
Audit and legal fees	12,424	11,194	11,270	13,182	10,633	10,076	10,883	10,637	10,320
Proxy fees	529	673	612	612	425	425	425	425	425
Shareholder reporting fees	8,249	2,834	2,198	10,277	3,148	644	4,269	3,238	1,848
Directors' fees (Note 3)	6,492	2,185	1,716	8,323	2,533	546	3,455	2,581	1,469
	2,072,213	707,964	550,253	3,674,797	80,725	38,916	105,589	83,142	55,972
Administration fees (Note 3):
Class A	151,062	106,239	39,229	182,539	14,330	10,467	36,282	25,427	10,970
Class L	169,919	58,857	99,040	218,859	73,924	21,300	182,620	141,287	77,888
Class Y	127,112	30,374	4,402	45,177	18,499	2,360	5,541	1,806	406
Class S	134,024	18,730	15,922	50,281	200	373	2,250	799	231
Class N	1,753	1,970	294	1,895	101	123	175	133	117
Distribution fees (Note 3):
Class N	958	1,234	191	1,609	129	140	193	149	138
Service fees (Note 3):
Class A	92,676	76,081	29,328	186,798	24,554	15,429	51,595	36,680	16,971
Class N	958	1,234	191	1,609	129	140	193	149	138
Total expenses	2,750,675	1,002,683	738,850	4,363,564	212,591	89,248	384,438	289,572	162,831
Expenses waived (Note 3)	-	(35,014)	-	-	-	(19,554)	(1,273)	(4,791)	(4,973)
Net expenses	2,750,675	967,669	738,850	4,363,564	212,591	69,694	383,165	284,781	157,858
Net investment income (loss)	(1,340,354)	(715,907)	(528,423)	6,738,006	(108,688)	(46,895)	(383,165)	(284,781)	(157,858)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions(d)	22,259,586	(1,135,064)	3,390,141	31,361,000	220,983	127,294	979,049	917,915	712,161
Foreign currency transactions	-	-	-	(149,892)	-	-	-	-	-
Net realized gain (loss)	22,259,586	(1,135,064)	3,390,141	31,211,108	220,983	127,294	979,049	917,915	712,161
Net change in unrealized appreciation (depreciation) on:
Investments	(17,273,652)	(11,714,479)	(9,996,043)	(45,899,028)	2,568,409	616,389	2,012,113	(269,691)	(787,192)
Translation of assets and liabilities in foreign currencies	-	-	-	4,868,414	-	-	-	-	-
Net unrealized (gain) loss	(17,273,652)	(11,714,479)	(9,996,043)	(41,030,614)	2,568,409	616,389	2,012,113	(269,691)	(787,192)
Net realized and unrealized gain (loss)	4,985,934	(12,849,543)	(6,605,902)	(9,819,506)	2,789,392	743,683	2,991,162	648,224	(75,031)
Net increase (decrease) in net assets resulting from operations	$3,645,580	$(13,565,450)	$(7,134,325)	$(3,081,500)	$2,680,704	$696,788	$2,607,997	$363,443	$(232,889)
(a) Net of withholding tax of:	$2,893	$(103)	$121	$1,146,961	$-	$-	$-	$-	$-
(b) Including securities lending income of:	$173,009	$63,754	$67,544	$256,144	$-	$-	$-	$-	$-
(c) Includes income earned from affiliated issuers (Note 2)
(d) Includes realized gain(loss) from affiliated issuers (Note 2)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Strategic Bond Fund		MassMutual Select Strategic Balanced Fund		MassMutual Select Diversified Value Fund		MassMutual Select Fundamental Value Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$757,166	$-	$1,914,269	$2,293,506	$1,692,993	$974,323	$5,333,341	$9,219,026
Net realized gain (loss) on investment transactions	(40,885)	-	(81,303)	(1,548,605)	2,722,770	821,137	7,801,529	19,127,212
Net change in unrealized appreciation (depreciation) on investments	436,617	-	(2,784,250)	8,783,197	(2,466,765)	16,722,400	(7,136,419)	47,742,792
Net increase (decrease) in net assets resulting from operations	1,152,898	-	(951,284)	9,528,098	1,948,998	18,517,860	5,998,451	76,089,030
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	(264,227)	-	(19,944)	-	(1,710,918)
Class L	-	-	-	(838,631)	-	(92,059)	-	(2,381,317)
Class Y	-	-	-	(878,160)	-	(6,418)	-	(1,338,446)
Class S	-	-	-	(120,263)	-	(856,567)	-	(3,792,393)
Class N	-	-	-	(1,688)	-	(587)	-	(7,072)
Total distributions from net investment income	-	-	-	(2,102,969)	-	(975,575)	-	(9,230,146)
From net realized gains:
Class A	-	-	-	-	-	(4,654)	-	(2,110,500)
Class L	-	-	-	-	-	(18,800)	-	(2,318,723)
Class Y	-	-	-	-	-	(1,253)	-	(1,164,108)
Class S	-	-	-	-	-	(160,339)	-	(3,211,343)
Class N	-	-	-	-	-	(171)	-	(16,326)
Total distributions from net realized gains	-	-	-	-	-	(185,217)	-	(8,821,000)
Net fund share transactions (Note 5):
Class A	3,105,898	101,100	1,651,190	32,439,167	7,846,677	4,568,123	10,599,127	71,630,668
Class L	205,920	101,100	(2,102,453)	101,780,685	927,651	18,730,816	(28,658,084)	88,486,427
Class Y	4,683,700	101,100	(4,226,705)	96,175,171	1,174,728	1,154,693	6,753,625	29,903,504
Class S	3,235	49,596,100	898,768	2,583,995	(6,596,855)	158,299,209	31,738,039	75,728,530
Class N	-	101,100	(18,926)	402,745	357	169,512	192,537	(425,545)
Increase (decrease) in net assets from net fund share transactions	7,998,753	50,000,500	(3,798,126)	233,381,763	3,352,558	182,922,353	20,625,244	265,323,584
Total increase (decrease) in net assets	9,151,651	50,000,500	(4,749,410)	240,806,892	5,301,556	200,279,421	26,623,695	323,361,468
Net assets:
Beginning of period	50,000,500	-	250,809,392	10,002,500	200,279,421	-	899,583,498	576,222,030
End of period	$59,152,151	$50,000,500	$246,059,982	$250,809,392	$205,580,977	$200,279,421	$926,207,193	$899,583,498
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$757,166	$-	$1,968,299	$54,030	$1,691,741	$(1,252)	$5,323,408	$(9,933)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Value Equity Fund		MassMutual Select Large Cap Value Fund		MassMutual Select Indexed Equity Fund		MassMutual Select Blue Chip Growth Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$294,840	$846,484	$4,933,013	$6,620,803	$12,071,278	$24,496,308	$231,315	$2,417,700
Net realized gain (loss) on investment transactions	4,340,189	11,222,033	(2,122,755)	(6,108,167)	216,003	3,424,579	(1,194,671)	(2,091,838)
Net change in unrealized appreciation (depreciation) on investments	(4,033,708)	(1,049,842)	12,402,880	111,250,921	(29,702,697)	134,405,169	(9,081,461)	22,612,059
Net increase (decrease) in net assets resulting from operations	601,321	11,018,675	15,213,138	111,763,557	(17,415,416)	162,326,056	(10,044,817)	22,937,921
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(169,472)	-	(1,014,178)	-	(3,299,472)	-	(142,003)
Class L	-	(67,639)	-	(1,790,921)	-	(2,926,007)	-	(1,637,449)
Class Y	-	(28,935)	-	(875,693)	-	(5,973,344)	-	(28,937)
Class S	-	(584,018)	-	(3,246,587)	-	(10,142,244)	-	(619,898)
Class Z	-	-	-	-	-	(2,131,169)	-	-
Class N	-	(635)	-	-	-	(34,299)	-	(1,828)
Total distributions from net investment income	-	(850,699)	-	(6,927,379)	-	(24,506,535)	-	(2,430,115)
From net realized gains:
Class A	-	(548,537)	-	-	-	-	-	-
Class L	-	(161,465)	-	-	-	-	-	-
Class Y	-	(61,060)	-	-	-	-	-	-
Class S	-	(1,174,202)	-	-	-	-	-	-
Class N	-	(6,158)	-	-	-	-	-	-
Total distributions from net realized gains	-	(1,951,422)	-	-	-	-	-	-
Net fund share transactions (Note 5):
Class A	111,035	1,933,564	44,615,103	89,506,909	25,537,664	95,380,016	47,290	8,673,863
Class L	414,478	507,956	15,226,192	81,571,309	15,337,909	25,351,775	(19,047,705)	(14,982,343)
Class Y	940,964	(756,928)	19,526,573	37,215,759	48,419,564	87,665,292	204,292	506,476
Class S	(1,995,597)	(20,621,701)	51,943,071	56,014,593	(73,001,925)	(49,166,471)	(5,919,233)	(16,632,777)
Class Z	-	-	-	-	61,784,813	82,019,664	-	-
Class N	1,045	(64,668)	(426,433)	(305,561)	577,581	944,964	11,203	585,488
Increase (decrease) in net assets from net fund share transactions	(528,075)	(19,001,777)	130,884,506	264,003,009	78,655,606	242,195,240	(24,704,153)	(21,849,293)
Total increase (decrease) in net assets	73,246	(10,785,223)	146,097,644	368,839,187	61,240,190	380,014,761	(34,748,970)	(1,341,487)
Net assets:
Beginning of period	88,097,699	98,882,922	1,150,711,186	781,871,999	1,772,528,721	1,392,513,960	424,698,860	426,040,347
End of period	$88,170,945	$88,097,699	$1,296,808,830	$1,150,711,186	$1,833,768,911	$1,772,528,721	$389,949,890	$424,698,860
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$292,510	$(2,330)	$4,631,185	$(301,828)	$12,070,215	$(1,063)	$242,667	$11,352

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Large Cap Growth Fund		MassMutual Select Growth Equity Fund		MassMutual Select Aggressive Growth Fund		MassMutual Select OTC 100 Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(30,542)	$48,938	$1,423,064	$2,232,131	$(1,718,078)	$(1,410,701)	$(139,884)	$187,039
Net realized gain on investment transactions	1,149,390	2,786,120	10,599,543	10,926,294	3,265,893	34,983,602	1,992,833	6,800,537
Net change in unrealized appreciation (depreciation) on investments	(1,756,245)	(473,757)	(13,374,720)	24,899,090	(13,660,709)	33,728,140	(7,812,367)	(1,056,231)
Net increase (decrease) in net assets resulting from operations	(637,397)	2,361,301	(1,352,113)	38,057,515	(12,112,894)	67,301,041	(5,959,418)	5,931,345
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	(7,167)	-	-	-	(34,400)
Class L	-	(2,882)	-	(742,148)	-	-	-	(32,945)
Class Y	-	(15,470)	-	(445,656)	-	-	-	(16,612)
Class S	-	(30,738)	-	(1,053,447)	-	-	-	(102,326)
Class N	-	-	-	-	-	-	-	(333)
Total distributions from net investment income	-	(49,090)	-	(2,248,418)	-	-	-	(186,616)
Net fund share transactions (Note 5):
Class A	309,756	507,683	(707,540)	9,637,983	1,129,333	36,845,762	(4,694,118)	(1,044,680)
Class L	(8,564,849)	1,064,822	(2,112,558)	63,516,138	5,289,508	55,437,611	1,496,281	(3,506,426)
Class Y	523,119	778,372	3,048,001	5,768,798	(1,815,567)	10,589,845	(1,001,638)	(369,348)
Class S	(935,258)	(16,038,353)	19,932,643	1,632,500	(2,700,113)	63,375,701	(4,162,426)	(1,954,147)
Class N	(700)	(117,795)	7,579	(244,526)	(282,240)	357,179	(3,560)	237,348
Increase (decrease) in net assets from net fund share transactions	(8,667,932)	(13,805,271)	20,168,125	80,310,893	1,620,921	166,606,098	(8,365,461)	(6,637,253)
Total increase (decrease) in net assets	(9,305,329)	(11,493,060)	18,816,012	116,119,990	(10,491,973)	233,907,139	(14,324,879)	(892,524)
Net assets:
Beginning of period	39,116,848	50,609,908	844,947,160	728,827,170	501,289,487	267,382,348	75,366,096	76,258,620
End of period	$29,811,519	$39,116,848	$863,763,172	$844,947,160	$490,797,514	$501,289,487	$61,041,217	$75,366,096
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$(30,201)	$341	$1,451,166	$28,102	$(1,662,518)	$55,560	$(124,379)	$15,505

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Focused Value Fund		MassMutual Select Small Company Value Fund		MassMutual Select Mid Cap Growth Equity Fund		MassMutual Select Mid Cap Growth Equity II Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(92,809)	$(774,089)	$(264,509)	$890,314	$(193,043)	$(548,330)	$(2,301,123)	$(4,176,803)
Net realized gain on investment transactions	37,553,481	50,067,377	12,564,059	12,283,382	7,075,249	15,203,589	27,075,299	29,582,064
Net change in unrealized appreciation (depreciation) on investments	(25,183,485)	32,026,952	(17,982,944)	63,995,876	(3,612,957)	3,311,984	(15,631,838)	95,802,002
Net increase (decrease) in net assets resulting from operations	12,277,187	81,320,240	(5,683,394)	77,169,572	3,269,249	17,967,243	9,142,338	121,207,263
Distributions to shareholders (Note 2):
From net investment income:
Class L	-	-	-	(120,262)	-	-	-	-
Class Y	-	-	-	(175,961)	-	-	-	-
Class S	-	-	-	(372,985)	-	-	-	-
Total distributions from net investment income	-	-	-	(669,208)	-	-	-	-
From net realized gains:
Class A	-	(12,506,688)	-	(2,473,119)	-	-	-	(393,064)
Class L	-	(8,907,603)	-	(2,470,417)	-	-	-	(760,234)
Class Y	-	(5,220,816)	-	(2,216,292)	-	-	-	(180,956)
Class S	-	(17,778,703)	-	(4,054,763)	-	-	-	(377,653)
Class N	-	(56,883)	-	(21,083)	-	-	-	(2,391)
Total distributions from net realized gains	-	(44,470,693)	-	(11,235,674)	-	-	-	(1,714,298)
Net fund share transactions (Note 5):
Class A	14,100,717	60,655,442	8,382,160	56,861,822	(672,179)	(12,540,756)	29,433,159	88,713,877
Class L	6,336,313	41,948,491	1,331,285	65,541,509	(837,098)	(1,149,282)	(1,888,760)	126,641,847
Class Y	14,063,598	11,539,086	2,253,155	40,788,162	2,809,478	(2,526,657)	13,268,402	35,097,209
Class S	11,126,123	16,626,363	(936,351)	83,597,462	8,433,856	(24,942,672)	(29,619)	52,462,525
Class N	813,967	59,900	190,615	221,328	4	(6,261)	157,232	316,996
Increase (decrease) in net assets from net fund share transactions	46,440,718	130,829,282	11,220,864	247,010,283	9,734,061	(41,165,628)	40,940,414	303,232,454
Total increase (decrease) in net assets	58,717,905	167,678,829	5,537,470	312,274,973	13,003,310	(23,198,385)	50,082,752	422,725,419
Net assets:
Beginning of period	814,601,850	646,923,021	522,439,135	210,164,162	135,287,950	158,486,335	919,337,585	496,612,166
End of period	$873,319,755	$814,601,850	$527,976,605	$522,439,135	$148,291,260	$135,287,950	$969,420,337	$919,337,585
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$(105,406)	$(12,597)	$100,354	$364,863	$(198,294)	$(5,251)	$(2,314,367)	$(13,244)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund		MassMutual Select Small Company Growth Fund		MassMutual Select Emerging Growth Fund		MassMutual Select Overseas Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,340,354)	$(3,002,532)	$(715,907)	$(978,349)	$(528,423)	$(1,332,186)	$6,738,006	$3,756,159
Net realized gain (loss) on investment transactions	22,259,586	32,814,904	(1,135,064)	9,768,850	3,390,141	9,902,293	31,211,108	18,501,585
Net change in unrealized appreciation (depreciation) on investments	(17,273,652)	28,656,659	(11,714,479)	(10,061,006)	(9,996,043)	7,850,762	(41,030,614)	63,293,994
Net increase (decrease) in net assets resulting from operations	3,645,580	58,469,031	(13,565,450)	(1,270,505)	(7,134,325)	16,420,869	(3,081,500)	85,551,738
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	-	-	-	-	(695,223)
Class L	-	-	-	-	-	-	-	(1,215,227)
Class Y	-	-	-	-	-	-	-	(728,998)
Class S	-	-	-	-	-	-	-	(1,746,765)
Class N	-	-	-	-	-	-	-	(3,216)
Total distributions from net investment income	-	-	-	-	-	-	-	(4,389,429)
From net realized gains:
Class A	-	-	-	(4,527,130)	-	-	-	(2,691,500)
Class L	-	-	-	(3,083,946)	-	-	-	(3,510,346)
Class Y	-	-	-	(2,770,556)	-	-	-	(1,854,997)
Class S	-	-	-	(2,007,123)	-	-	-	(4,183,823)
Class N	-	-	-	(65,559)	-	-	-	(17,902)
Total distributions from net realized gains	-	-	-	(12,454,314)	-	-	-	(12,258,568)
Net fund share transactions (Note 5):
Class A	(2,278,527)	1,264,399	15,291	17,706,604	(1,725,735)	(2,011,276)	23,901,012	55,925,449
Class L	(1,225,743)	(5,334,295)	(9,569,209)	9,969,512	(186,821)	7,819,542	5,436,842	74,933,172
Class Y	9,297,897	(5,799,059)	(9,451,966)	5,761,512	1,031,899	858,840	4,532,962	9,097,215
Class S	(4,578,478)	(30,621,653)	(2,749,236)	1,388,648	1,655,653	(6,075,814)	30,160,851	52,977,634
Class N	9,149	574,453	200,482	24,121	4	-	565,968	536,759
Increase (decrease) in net assets from net fund share transactions	1,224,298	(39,916,155)	(21,554,638)	34,850,397	775,000	591,292	64,597,635	193,470,229
Total increase (decrease) in net assets	4,869,878	18,552,876	(35,120,088)	21,125,578	(6,359,325)	17,012,161	61,516,135	262,373,970
Net assets:
Beginning of period	503,981,843	485,428,967	179,974,656	158,849,078	136,800,241	119,788,080	616,797,276	354,423,306
End of period	$508,851,721	$503,981,843	$144,854,568	$179,974,656	$130,440,916	$136,800,241	$678,313,411	$616,797,276
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$(1,351,591)	$(11,237)	$(718,195)	$(2,288)	$(532,115)	$(3,692)	$6,129,156	$(608,850)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Destination Retirement Income Fund		MassMutual Select Destination Retirement 2010 Fund		MassMutual Select Destination Retirement 2020 Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(108,688)	$4,573,963	$(46,895)	$581,347	$(383,165)	$3,685,629
Net realized gain on investment transactions	220,983	2,031,405	127,294	184,040	979,049	2,413,077
Net change in unrealized appreciation (depreciation) on investments	2,568,409	2,214,026	616,389	206,624	2,012,113	10,048,571
Net increase (decrease) in net assets resulting from operations	2,680,704	8,819,394	696,788	972,011	2,607,997	16,147,277
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(303,340)	-	(120,040)	-	(373,935)
Class L	-	(2,590,845)	-	(384,032)	-	(3,708,404)
Class Y	-	(2,166,399)	-	(94,844)	-	(186,861)
Class S	-	(31,499)	-	(41,211)	-	(226,188)
Class N	-	(2,221)	-	(1,210)	-	(1,403)
Total distributions from net investment income	-	(5,094,304)	-	(641,337)	-	(4,496,791)
From net realized gains:
Class A	-	(45,719)	-	(12,643)	-	(68,979)
Class L	-	(380,246)	-	(37,888)	-	(682,191)
Class Y	-	(309,594)	-	(9,341)	-	(32,535)
Class S	-	(4,479)	-	(4,039)	-	(39,156)
Class N	-	(414)	-	(190)	-	(370)
Total distributions from net realized gains	-	(740,452)	-	(64,101)	-	(823,231)
Net fund share transactions (Note 5):
Class A	10,597,491	11,433,428	8,368,390	6,982,968	26,464,215	20,664,735
Class L	6,941,804	97,132,419	6,175,902	22,890,852	3,073,444	203,035,431
Class Y	11,515,758	78,444,733	21,566,650	5,378,974	34,331,630	9,752,817
Class S	1,168,952	568,729	2,718,384	1,659,571	8,091,245	11,135,664
Class N	337	66	12,918	1,028	78,368	5,121
Increase in net assets from net fund share transactions	30,224,342	187,579,375	38,842,244	36,913,393	72,038,902	244,593,768
Total increase in net assets	32,905,046	190,564,013	39,539,032	37,179,966	74,646,899	255,421,023
Net assets:
Beginning of period	191,566,513	1,002,500	38,182,466	1,002,500	256,423,523	1,002,500
End of period	$224,471,559	$191,566,513	$77,721,498	$38,182,466	$331,070,422	$256,423,523
Distributions in excess of net investment income included in net assets at end of the period	$(109,725)	$(1,037)	$(46,954)	$(59)	$(384,548)	$(1,383)

	MassMutual Select Destination Retirement 2030 Fund		MassMutual Select Destination Retirement 2040 Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(284,781)	$1,348,692	$(157,858)	$352,784
Net realized gain on investment transactions	917,915	1,851,099	712,161	1,314,493
Net change in unrealized appreciation (depreciation) on investments	(269,691)	12,793,875	(787,192)	8,698,054
Net increase (decrease) in net assets resulting from operations	363,443	15,993,666	(232,889)	10,365,331
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(197,990)	-	(36,253)
Class L	-	(1,623,799)	-	(620,919)
Class Y	-	(34,111)	-	(4,145)
Class S	-	(35,648)	-	(9,699)
Class N	-	(494)	-	(77)
Total distributions from net investment income	-	(1,892,042)	-	(671,093)
From net realized gains:
Class A	-	(20,168)	-	(8,701)
Class L	-	(157,884)	-	(139,558)
Class Y	-	(3,018)	-	(809)
Class S	-	(3,114)	-	(1,856)
Class N	-	(108)	-	(154)
Total distributions from net realized gains	-	(184,292)	-	(151,078)
Net fund share transactions (Note 5):
Class A	12,759,816	19,915,421	9,018,932	5,857,174
Class L	1,533,629	156,011,775	(494,644)	92,497,247
Class Y	11,383,050	2,843,958	2,388,517	446,989
Class S	3,622,078	3,424,692	2,926,574	1,004,758
Class N	20,481	1,564	1,855	200
Increase in net assets from net fund share transactions	29,319,054	182,197,410	13,841,234	99,806,368
Total increase in net assets	29,682,497	196,114,742	13,608,345	109,349,528
Net assets:
Beginning of period	197,117,242	1,002,500	110,352,028	1,002,500
End of period	$226,799,739	$197,117,242	$123,960,373	$110,352,028
Distributions in excess of net investment income included in net assets at end of the period	$(285,876)	$(1,095)	$(158,518)	$(660)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04+		Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.15	***	-		0.15	***	-
Net realized and unrealized gain on investments	0.05		-		0.07		-
Total income from investment operations	0.20		-		0.22		-
Net asset value, end of period	$10.20		$10.00		$10.22		$10.00

Total Return(a)	2.00	%(b)**	-	‡	2.20	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,276		$101		$310		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.21	%*	-	‡	0.96	%*	-	‡
After expense waiver#	1.00	%*	-	‡	0.75	%*	-	‡
Net investment income to average daily net assets	3.02	%*	-	‡	3.06	%*	-	‡
Portfolio turnover rate	300	%**	N/A		300	%**	N/A
	Class Y				Class S
	Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04+		Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.15	***	-		0.15	**	-
Net realized and unrealized gain on investments	0.06		-		0.07		-
Total income from investment operations	0.21		-		0.22		-
Net asset value, end of period	$10.21		$10.00		$10.22		$10.00

Total Return(a)	2.20	%**	-	‡	2.20	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,789		$101		$50,675		$49,596
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	%*	-	‡	0.76	%*	-	‡
After expense waiver#	0.75	%*	-	‡	0.70	%*	-	‡
Net investment income to average daily net assets	3.28	%*	-	‡	2.95	%*	-	‡
Portfolio turnover rate	300	%**	N/A		300	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2004.

‡  Amounts are de minimus due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04+
Net asset value, beginning of period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.15	**	-
Net realized and unrealized gain on investments	0.04		-
Total income from investment operations	0.19		-
Net asset value, end of period	$10.19		$10.00

Total Return(a)	1.90	%(b)**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$103		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.51	%*	-	‡
After expense waiver#	1.30	%*	-	‡
Net investment income to average daily net assets	2.37	%*	-	‡
Portfolio turnover rate	300	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2004.

‡  Amounts are de minimus due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.45		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.07	***	0.11	***	-
Net realized and unrealized gain (loss) on investments	(0.11)		0.42		-
Total income (loss) from investment operations	(0.04)		0.53		-
Less distributions to shareholders:
From net investment income	-		(0.08)		-
Net asset value, end of period	$10.41		$10.45		$10.00
Total Return(a)	(0.48	)% (b)**	5.34	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$34,465		$32,987		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	% *	1.24%		-	‡
After expense waiver#	1.21	% *	1.21	% (c)	-	‡
Net investment income to average daily net assets	1.29	% *	1.10%		-	‡
Portfolio turnover rate	97	% **	129%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.48		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.08	***	0.13	***	-
Net realized and unrealized gain (loss) on investments	(0.12)		0.43		-
Total income (loss) from investment operations	(0.04)		0.56		-
Less distributions to shareholders:
From net investment income	-		(0.08)		-
Net asset value, end of period	$10.44		$10.48		$10.00

Total Return(a)	(0.38	)% **	5.62%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$102,486		$104,995		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	% *	0.98%		-	‡
After expense waiver#	0.96	% *	0.96	% (c)	-	‡
Net investment income to average daily net assets	1.53	% *	1.28%		-	‡
Portfolio turnover rate	97	% **	129%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.48		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.09	***	0.14	***	-
Net realized and unrealized gain (loss) on investments	(0.12)		0.43		-
Total income (loss) from investment operations	(0.03)		0.57		-
Less distributions to shareholders:
From net investment income	-		(0.09)		-
Net asset value, end of period	$10.45		$10.48		$10.00

Total Return(a)	(0.29	)% **	5.74%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$94,673		$99,246		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.83	% *	0.83%		-	‡
After expense waiver#	0.81	% *	0.81	% (b)	-	‡
Net investment income to average daily net assets	1.68	% *	1.41%		-	‡
Portfolio turnover rate	97	% **	129%		N/A
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.49		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.09	***	0.12	***	-
Net realized and unrealized gain (loss) on investments	(0.12)		0.47		-
Total income (loss) from investment operations	(0.03)		0.59		-
Less distributions to shareholders:
From net investment income	-		(0.10)		-
Net asset value, end of period	$10.46		$10.49		$10.00

Total Return(a)	(0.19	)% **	5.76%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,036		$13,159		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	0.84%		-	‡
After expense waiver#	0.76	% *	0.76	% (b)	-	‡
Net investment income to average daily net assets	1.75	% *	1.18%		-	‡
Portfolio turnover rate	97	% **	129%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.46		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.08	***	-
Net realized and unrealized gain (loss) on investments	(0.11)		0.42		-
Total income (loss) from investment operations	(0.06)		0.50		-
Less distributions to shareholders:
From net investment income	-		(0.04)		-
Net asset value, end of period	$10.40		$10.46		$10.00

Total Return(a)	(0.57	)% (b)**	5.02	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$401		$422		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	% *	1.55%		-	‡
After expense waiver#	1.51	% *	1.51	% (c)	-	‡
Net investment income to average daily net assets	0.98	% *	0.78%		-	‡
Portfolio turnover rate	97	% **	129%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

(c)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04†		Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04†
Net asset value, beginning of period	$10.93		$10.00		$10.93		$10.00
Income (loss) from investment operations:
Net investment income	0.07	***	0.04	***	0.08	***	0.05	***
Net realized and unrealized gain on investments	0.02		0.94		0.03		0.94
Total income from investment operations	0.09		0.98		0.11		0.99
Less distributions to shareholders:
From net investment income	-		(0.04)		-		(0.05)
From net realized gains	-		(0.01)		-		(0.01)
Total distributions	-		(0.05)		-		(0.06)
Net asset value, end of period	$11.02		$10.93		$11.04		$10.93

Total Return(a)	0.91	%**(b)	9.83	% **(b)	0.91	%**	9.99	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,010		$4,998		$21,599		$20,480
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	%*	1.15	% *	0.80	%*	0.86	% *
After expense waiver#	N/A		1.09	% *	N/A		0.80	% *
Net investment income to average daily net assets	1.26	%*	1.99	% *	1.54	%*	2.28	% *
Portfolio turnover rate	12	%**	5	% **	12	%**	5	% **
	Class Y				Class S
	Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04†		Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04†
Net asset value, beginning of period	$10.93		$10.00		$10.94		$10.00
Income (loss) from investment operations:
Net investment income	0.09	***	0.05	***	0.09	***	0.06	***
Net realized and unrealized gain on investments	0.03		0.94		0.02		0.94
Total income from investment operations	0.12		0.99		0.11		1.00
Less distributions to shareholders:
From net investment income	-		(0.05)		-		(0.05)
From net realized gains	-		(0.01)		-		(0.01)
Total distributions	-		(0.06)		-		(0.06)
Net asset value, end of period	$11.05		$10.93		$11.05		$10.94

Total Return(a)	1.10	%**	9.91	% **	1.01	%**	10.03	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,445		$1,273		$168,338		$173,341
Ratio of expenses to average daily net assets:
Before expense waiver	0.69	%*	0.75	% *	0.59	%*	0.65	% *
After expense waiver#	N/A		0.69	% *	N/A		0.59	% *
Net investment income to average daily net assets	1.61	%*	2.39	% *	1.75	%*	2.49	% *
Portfolio turnover rate	12	%**	5	% **	12	%**	5	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  For the period from October 15, 2004 (commencement of operations) through December 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expense of the Fund for the period October 15, 2004 through December 31, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total return excludes a front end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Period ended 12/31/04†
Net asset value, beginning of period	$10.94		$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.04	***
Net realized and unrealized gain on investments	0.02		0.94
Total income from investment operations	0.07		0.98
Less distributions to shareholders:
From net investment income	-		(0.03)
From net realized gains	-		(0.01)
Total distributions	-		(0.04)
Net asset value, end of period	$11.01		$10.94
Total Return(a)	0.64	%**(b)	9.84	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$189		$187
Ratio of expenses to average daily net assets:
Before expense waiver	1.40	%*	1.46	% *
After expense waiver#	N/A		1.40	% *
Net investment income to average daily net assets	0.94	%*	1.63	% *
Portfolio turnover rate	12	%**	5	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  For the period from October 15, 2004 (commencement of operations) through December 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 15, 2004 through December 31, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total return excludes a front end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.75		$10.01		$7.79		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.10	***	0.10	***	0.08	***	-
Net realized and unrealized gain (loss) on investments	0.00	††	0.84		2.19		(2.25)		-
Total income (loss) from investment operations	0.05		0.94		2.29		(2.17)		-
Less distributions to shareholders:
From net investment income	-		(0.09)		(0.07)		(0.04)		-
From net realized gains	-		(0.11)		-		-		-
Total distributions	-		(0.20)		(0.07)		(0.04)		-
Net asset value, end of period	$10.80		$10.75		$10.01		$7.79		$10.00
Total Return(a)	0.47	%**(c)	9.34	% (c)	29.43%		(21.67)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$226,540		$214,886		$129,552		$37,973		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	%*	1.23%		1.24%		1.27%		-
After expense waiver#	N/A		1.22	% (b)	1.22	% (b)	1.20	% (b)	-
Net investment income to average daily net assets	0.90	%*	0.96%		1.18%		1.00%		-
Portfolio turnover rate	16	%**	31%		28%		38%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.78		$10.03		$7.81		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.06	***	0.12	***	0.13	***	0.10	***	-
Net realized and unrealized gain (loss) on investments	0.00	††	0.85		2.18		(2.24)		-
Total income (loss) from investment operations	0.06		0.97		2.31		(2.14)		-
Less distributions to shareholders:
From net investment income	-		(0.11)		(0.09)		(0.05)		-
From net realized gains	-		(0.11)		-		-		-
Total distributions	-		(0.22)		(0.09)		(0.05)		-
Net asset value, end of period	$10.84		$10.78		$10.03		$7.81		$10.00
Total Return(a)	0.56	%**	9.65%		29.56%		(21.40)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$209,662		$236,583		$133,178		$44,235		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	%*	0.98%		0.99%		1.02%		-
After expense waiver#	N/A		0.97	% (b)	0.97	% (b)	0.95	% (b)	-
Net investment income to average daily net assets	1.17	%*	1.21%		1.44%		1.24%		-
Portfolio turnover rate	16	%**	31%		28%		38%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (see Note 3)

††  Net realized and unrealized gain on investments is less than $.01 per share.

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2002.

(a)  Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.78		$10.03		$7.80		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.07	***	0.14	***	0.14	***	0.12	***	-
Net realized and unrealized gain (loss) on investments	0.01		0.84		2.19		(2.26)		-
Total income (loss) from investment operations	0.08		0.98		2.33		(2.14)		-
Less distributions to shareholders:
From net investment income	-		(0.12)		(0.10)		(0.06)		-
From net realized gains	-		(0.11)		-		-		-
Total distributions	-		(0.23)		(0.10)		(0.06)		-
Net asset value, end of period	$10.86		$10.78		$10.03		$7.80		$10.00
Total Return(a)	0.74	%**	9.78%		29.82%		(21.41)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$128,268		$120,769		$82,989		$40,511		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.83	%*	0.83%		0.84%		0.87%		-
After expense waiver#	N/A		0.82	% (b)	0.82	% (b)	0.81	% (b)	-
Net investment income to average daily net assets	1.29	%*	1.35%		1.60%		1.44%		-
Portfolio turnover rate	16	%**	31%		28%		38%		N/A
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.80		$10.05		$7.81		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.07	***	0.14	***	0.14	***	0.12	***	-
Net realized and unrealized gain (loss) on investments	0.00	††	0.85		2.20		(2.25)		-
Total income (loss) from investment operations	0.07		0.99		2.34		(2.13)		-
Less distributions to shareholders:
From net investment income	-		(0.13)		(0.10)		(0.06)		-
From net realized gains	-		(0.11)		-		-		-
Total distributions	-		(0.24)		(0.10)		(0.06)		-
Net asset value, end of period	$10.87		$10.80		$10.05		$7.81		$10.00
Total Return(a)	0.74	%**	9.80%		29.97%		(21.35)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$359,894		$325,701		$228,535		$101,228		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	%*	0.79%		0.80%		0.83%		-
After expense waiver#	N/A		0.78	% (b)	0.78	% (b)	0.77	% (b)	-
Net investment income to average daily net assets	1.33	%*	1.40%		1.63%		1.36%		-
Portfolio turnover rate	16	%**	31%		28%		38%		N/A

*  Annualized

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (see Note 3)

††  Net realized and unrealized gain on investments is less than $.01 per share.

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2002.

(a)  Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.69		$9.94		$7.76		$7.76
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.07	***	0.08	***	(0.00	)***††
Net realized and unrealized gain (loss) on investments	0.00	††	0.84		2.17		(0.00	)††
Total income (loss) from investment operations	0.03		0.91		2.25		(0.00)
Less distributions to shareholders:
From net investment income	-		(0.05)		(0.07)		-
From net realized gains	-		(0.11)		-		-
Total distributions	-		(0.16)		(0.07)		-
Net asset value, end of period	$10.72		$10.69		$9.94		$7.76

Total Return(a)	0.28	%**(c)	9.10	% (c)	29.03	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,843		$1,644		$1,968		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	%*	1.53%		1.54%		-	‡
After expense waiver	N/A		1.52	% (b)	1.52	% (b)	-	‡
Net investment income to average daily net assets	0.59	%*	0.65%		0.83%		-	‡
Portfolio turnover rate	16	%**	31%		28%		38%

*  Annualized

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (see Note 3)

††  Net investment loss and net realized and unrealized gain(loss) on investments are less than $0.01 per share.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

(a)  Employee benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$10.48		$9.55		$7.66		$9.34	$10.00
Income (loss) from investment operations:
Net investment income	0.02	***	0.07	***	0.08	***	0.07 ***	0.04	***
Net realized and unrealized gain (loss) on investments	0.06		1.16		1.91		(1.68)	(0.67)
Total income (loss) from investment operations	0.08		1.23		1.99		(1.61)	(0.63)
Less distributions to shareholders:
From net investment income	-		(0.07)		(0.10)		(0.07)	(0.03)
From net realized gains	-		(0.23)		-		-	-
Total distributions	-		(0.30)		(0.10)		(0.07)	(0.03)
Net asset value, end of period	$10.56		$10.48		$9.55		$7.66	$9.34

Total Return(a)	0.76	%(c)**	12.91	% (c)	25.96%		(17.28)%	(6.29	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$25,793		$25,523		$21,341		$15,852	$8,881
Ratio of expenses to average daily net assets:
Before expense waiver	1.30	%*	1.33%		1.29%		1.30%	1.29	% *
After expense waiver#	N/A		1.29	% (b)	1.27	% (b)	1.29%	1.29	% *
Net investment income to average daily net assets	0.38	%*	0.69%		0.99%		0.79%	0.65	% *
Portfolio turnover rate	51	%**	161%		66%		105%	62	% **
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$10.50		$9.57		$7.67		$9.34	$10.00
Income (loss) from investment operations:
Net investment income	0.03	***	0.09	***	0.10	***	0.09 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.06		1.17		1.92		(1.67)	(0.67)
Total income (loss) from investment operations	0.09		1.26		2.02		(1.58)	(0.62)
Less distributions to shareholders:
From net investment income	-		(0.10)		(0.12)		(0.09)	(0.04)
From net realized gains	-		(0.23)		-		-	-
Total distributions	-		(0.33)		(0.12)		(0.09)	(0.04)
Net asset value, end of period	$10.59		$10.50		$9.57		$7.67	$9.34

Total Return(a)	0.86	%**	13.16%		26.34%		(16.97)%	(6.21	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,928		$7,461		$6,313		$4,727	$2,658
Ratio of expenses to average daily net assets:
Before expense waiver	1.05	%*	1.08%		1.04%		1.05%	1.05	% *
After expense waiver#	N/A		1.04	% (b)	1.02	% (b)	1.04%	1.04	% *
Net investment income to average daily net assets	0.63	%*	0.94%		1.24%		1.07%	0.87	% *
Portfolio turnover rate	51	%**	161%		66%		105%	62	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

+  For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and for the year ended December 31, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$10.54		$9.59		$7.68		$9.35	$10.00
Income (loss) from investment operations:
Net investment income	0.04	***	0.10	***	0.12	***	0.10 ***	0.06	***
Net realized and unrealized gain (loss) on investments	0.05		1.19		1.91		(1.67)	(0.67)
Total income (loss) from investment operations	0.09		1.29		2.03		(1.57)	(0.61)
Less distributions to shareholders:
From net investment income	-		(0.11)		(0.12)		(0.10)	(0.04)
From net realized gains	-		(0.23)		-		-	-
Total distributions	-		(0.34)		(0.12)		(0.10)	(0.04)
Net asset value, end of period	$10.63		$10.54		$9.59		$7.68	$9.35

Total Return(a)	0.85	%**	13.47%		26.40%		(16.87)%	(6.12	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,847		$2,891		$3,378		$7,543	$5,977
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	%*	0.93%		0.88%		0.90%	0.90	% *
After expense waiver#	N/A		0.88	% (b)	0.86	% (b)	0.89%	0.90	% *
Net investment income to average daily net assets	0.77	%*	1.06%		1.42%		1.18%	0.93	% *
Portfolio turnover rate	51	%**	161%		66%		105%	62	% **
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$10.52		$9.59		$7.68		$9.35	$10.00
Income (loss) from investment operations:
Net investment income	0.04	***	0.11	***	0.12	***	0.10 ***	0.07	***
Net realized and unrealized gain (loss) on investments	0.06		1.17		1.92		(1.68)	(0.68)
Total income (loss) from investment operations	0.10		1.28		2.04		(1.58)	(0.61)
Less distributions to shareholders:
From net investment income	-		(0.12)		(0.13)		(0.09)	(0.04)
From net realized gains	-		(0.23)		-		-	-
Total distributions	-		(0.35)		(0.13)		(0.09)	(0.04)
Net asset value, end of period	$10.62		$10.52		$9.59		$7.68	$9.35

Total Return(a)	0.95	%**	13.31%		26.63%		(16.83)%	(6.09	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$50,318		$51,940		$67,536		$60,499	$51,604
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	%*	0.88%		0.84%		0.85%	0.87	% *
After expense waiver#	N/A		0.84	% (b)	0.82	% (b)	0.84%	0.86	% *
Net investment income to average daily net assets	0.82	%*	1.12%		1.45%		1.22%	1.05	% *
Portfolio turnover rate	51	%**	161%		66%		105%	62	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

+  For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001 and for the year ended December 31, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02++
Net asset value, beginning of period	$10.50		$9.56		$7.63		$7.62
Income (loss) from investment operations:
Net investment income	0.00	***††	0.04	***	0.06	***	0.00	***††
Net realized and unrealized gain on investments	0.06		1.15		1.90		0.01
Total income from investment operations	0.06		1.19		1.96		0.01
Less distributions to shareholders:
From net investment income	-		(0.02)		(0.03)		-
From net realized gains	-		(0.23)		-		-
Total distributions	-		(0.25)		(0.03)		-
Net asset value, end of period	$10.56		$10.50		$9.56		$7.63

Total Return(a)	0.57	%(c)**	12.51	% (c)	25.73	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$285		$282		$315		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.60	%*	1.63%		1.58%		-	‡
After expense waiver	N/A		1.58	% (b)	1.56	% (b)	-	‡
Net investment income to average daily net assets	0.08	%*	0.39%		0.70%		-	‡
Portfolio turnover rate	51	%**	161%		66%		105%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

††  Net investment income is less than $0.01 per share.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$10.39		$9.35		$7.24		$8.74		$9.92	$10.00
Income (loss) from investment operations:
Net investment income	0.03	***	0.04	***	0.04	***	0.02	***	0.01 ***	0.03	***
Net realized and unrealized gain (loss) on investments	0.08		1.04		2.10		(1.49)		(1.18)	(0.06)
Total income (loss) from investment operations	0.11		1.08		2.14		(1.47)		(1.17)	(0.03)
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)		(0.03)		(0.01)	(0.04)
From net realized gains	-		-		-		-		-	(0.01)
Total distributions	-		(0.04)		(0.03)		(0.03)		(0.01)	(0.05)
Net asset value, end of period	$10.50		$10.39		$9.35		$7.24		$8.74	$9.92
Total Return(a)	1.06	%**(c)	11.55	% (c)	29.61%		(16.86)%		(11.75)%	(0.36	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$314,557		$266,753		$153,918		$92,001		$73,431	$15,926
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	%*	1.25%		1.25%		1.24%		1.25%	1.25	% *
After expense waiver#	N/A		1.25	% (b)	1.24	% (b)	1.23	% (b)	1.24%	N/A
Net investment income to average daily net assets	0.51	%*	0.41%		0.45%		0.29%		0.12%	0.53	% *
Portfolio turnover rate	0	%**	3%		7%		25%		20%	11	% **
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$10.43		$9.37		$7.26		$8.76		$9.93	$10.00
Income (loss) from investment operations:
Net investment income	0.04	***	0.06	***	0.06	***	0.04	***	0.03 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.07		1.06		2.10		(1.50)		(1.17)	(0.07)
Total income (loss) from investment operations	0.11		1.12		2.16		(1.46)		(1.14)	(0.02)
Less distributions to shareholders:
From net investment income	-		(0.06)		(0.05)		(0.04)		(0.03)	(0.04)
From net realized gains	-		-		-		-		-	(0.01)
Total distributions	-		(0.06)		(0.05)		(0.04)		(0.03)	(0.05)
Net asset value, end of period	$10.54		$10.43		$9.37		$7.26		$8.76	$9.93
Total Return(a)	1.05	%**	11.94%		29.79%		(16.64)%		(11.47)%	(0.26	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$335,618		$316,841		$207,025		$114,417		$105,322	$44,167
Ratio of expenses to average daily net assets:
Before expense waiver	1.00	%*	1.00%		1.00%		1.00%		1.00%	1.00	% *
After expense waiver#	N/A		1.00	% (b)	0.99	% (b)	0.98	% (b)	0.99%	N/A
Net investment income to average daily net assets	0.76	%*	0.65%		0.70%		0.53%		0.37%	0.72	% *
Portfolio turnover rate	0	%**	3%		7%		25%		20%	11	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change. (see note 3)

+  For the period May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$10.45		$9.39		$7.27		$8.77		$9.94	$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.08	***	0.07	***	0.05	***	0.05 ***	0.06	***
Net realized and unrealized gain (loss) on investments	0.07		1.05		2.11		(1.50)		(1.18)	(0.07)
Total income (loss) from investment operations	0.12		1.13		2.18		(1.45)		(1.13)	(0.01)
Less distributions to shareholders:
From net investment income	-		(0.07)		(0.06)		(0.05)		(0.04)	(0.04)
From net realized gains	-		-		-		-		-	(0.01)
Total distributions	-		(0.07)		(0.06)		(0.05)		(0.04)	(0.05)
Net asset value, end of period	$10.57		$10.45		$9.39		$7.27		$8.77	$9.94
Total Return(a)	1.15	%**	12.06%		30.04%		(16.52)%		(11.34)%	(0.08	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$148,796		$127,223		$78,751		$39,762		$52,286	$10,076
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	%*	0.85%		0.85%		0.84%		0.85%	0.84	% *
After expense waiver#	N/A		0.85	% (b)	0.84	% (b)	0.83	% (b)	0.84%	N/A
Net investment income to average daily net assets	0.91	%*	0.81%		0.85%		0.66%		0.52%	0.93	% *
Portfolio turnover rate	0	%**	3%		7%		25%		20%	11	% **
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$10.46		$9.40		$7.27		$8.78		$9.94	$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.09	***	0.08	***	0.06	***	0.06 ***	0.06	***
Net realized and unrealized gain (loss) on investments	0.08		1.05		2.12		(1.51)		(1.17)	(0.07)
Total income (loss) from investment operations	0.13		1.14		2.20		(1.45)		(1.11)	(0.01)
Less distributions to shareholders:
From net investment income	-		(0.08)		(0.07)		(0.06)		(0.05)	(0.04)
From net realized gains	-		-		-		-		-	(0.01)
Total distributions	-		(0.08)		(0.07)		(0.06)		(0.05)	(0.05)
Net asset value, end of period	$10.59		$10.46		$9.40		$7.27		$8.78	$9.94
Total Return(a)	1.34	%**	12.11%		30.24%		(16.53)%		(11.20)%	(0.08	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$495,332		$436,983		$339,287		$233,510		$277,873	$225,913
Ratio of expenses to average daily net assets:
Before expense waiver	0.76	%*	0.76%		0.76%		0.75%		0.76%	0.76	% *
After expense waiver#	N/A		0.76	% (b)	0.75	% (b)	0.74	% (b)	0.75%	N/A
Net investment income to average daily net assets	1.00	%*	0.88%		0.94%		0.76%		0.62%	0.91	% *
Portfolio turnover rate	0	%**	3%		7%		25%		20%	11	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change. (see note 3)

+  For the period May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.29		$9.25		$7.21		$7.19
Income (loss) from investment operations:
Net investment income	0.01	***	0.01	***	0.03	***	0.00	***††
Net realized and unrealized gain on investments	0.08		1.03		2.07		0.02
Total income from investment operations	0.09		1.04		2.10		0.02
Less distributions to shareholders:
From net investment income	-		-		(0.06)		-
Net asset value, end of period	$10.38		$10.29		$9.25		$7.21

Total Return(a)	0.87	%**(c)	11.24	%(c)	29.18	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,505		$2,911		$2,891		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.55	%*	1.55%		1.57%		-	‡
After expense waiver	N/A		1.55%		1.56	% (b)	N/A‡
Net investment income to average daily net assets	0.23	%*	0.08%		0.33%		0.00	%‡
Portfolio turnover rate	0	%**	3%		7%		25%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change. (see note 3)

††  Net investment income is less than $0.01 per share.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$11.12		$10.23		$8.09	$10.55	$12.17	$13.81
Income (loss) from investment operations:
Net investment income	0.06	***	0.13	***	0.08 ***	0.07 ***	0.06 ***	0.05 ***
Net realized and unrealized gain (loss) on investments	(0.19)		0.89		2.14	(2.47)	(1.60)	(1.40)
Total income (loss) from investment operations	(0.13)		1.02		2.22	(2.40)	(1.54)	(1.35)
Less distributions to shareholders:
From net investment income	-		(0.13)		(0.08)	(0.06)	(0.08)	(0.10)
From net realized gains	-		-		-	-	-	(0.19)
Total distributions	-		(0.13)		(0.08)	(0.06)	(0.08)	(0.29)
Net asset value, end of period	$10.99		$11.12		$10.23	$8.09	$10.55	$12.17
Total Return(a)	(1.17	)% (b)**	10.01	% (b)	27.49%	(22.74)%	(12.69)%	(9.88)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$298,340		$275,920		$160,470	$70,695	$81,682	$41,829
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	0.85%		0.85%	0.85%	0.86%	0.84%
After expense waiver#	0.75	% *	0.78%		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	1.09	% *	1.32%		0.94%	0.78%	0.52%	0.41%
Portfolio turnover rate	3	% **	3%		2%	5%	4%	10%
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$11.16		$10.26		$8.11	$10.58	$12.18	$13.80
Income (loss) from investment operations:
Net investment income	0.07	***	0.16	***	0.11 ***	0.10 ***	0.08 ***	0.09 ***
Net realized and unrealized gain (loss) on investments	(0.18)		0.89		2.15	(2.48)	(1.60)	(1.41)
Total income (loss) from investment operations	(0.11)		1.05		2.26	(2.38)	(1.52)	(1.32)
Less distributions to shareholders:
From net investment income	-		(0.15)		(0.11)	(0.09)	(0.08)	(0.11)
From net realized gains	-		-		-	-	-	(0.19)
Total distributions	-		(0.15)		(0.11)	(0.09)	(0.08)	(0.30)
Net asset value, end of period	$11.05		$11.16		$10.26	$8.11	$10.58	$12.18
Total Return(a)	(0.99	)% **	10.25%		27.88%	(22.53)%	(12.46)%	(9.61)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$231,709		$218,755		$176,247	$54,756	$40,420	$28,623
Ratio of expenses to average daily net assets:
Before expense waiver	0.60	% *	0.60%		0.60%	0.60%	0.60%	0.59%
After expense waiver#	0.50	% *	0.53%		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	1.33	% *	1.52%		1.21%	1.05%	0.75%	0.64%
Portfolio turnover rate	3	% **	3%		2%	5%	4%	10%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2004 and the six months ended June 30,2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$11.19		$10.29	$8.12	$10.60	$12.21	$13.81
Income (loss) from investment operations:
Net investment income	0.08	***	0.17 ***	0.12 ***	0.11 ***	0.10 ***	0.11 ***
Net realized and unrealized gain (loss) on investments	(0.19)		0.89	2.16	(2.49)	(1.61)	(1.41)
Total income (loss) from investment operations	(0.11)		1.06	2.28	(2.38)	(1.51)	(1.30)
Less distributions to shareholders:
From net investment income	-		(0.16)	(0.11)	(0.10)	(0.10)	(0.11)
From net realized gains	-		-	-	-	-	(0.19)
Total distributions	-		(0.16)	(0.11)	(0.10)	(0.10)	(0.30)
Net asset value, end of period	$11.08		$11.19	$10.29	$8.12	$10.60	$12.21
Total Return(a)	(0.98	)% **	10.31%	28.10%	(22.47)%	(12.37)%	(9.46)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$463,742		$419,366	$299,713	$198,240	$172,244	$115,648
Net expenses to average daily net assets	0.45	% *	0.45%	0.45%	0.45%	0.45%	0.44%
Net investment income to average daily net assets	1.39	% *	1.63%	1.34%	1.18%	0.90%	0.80%
Portfolio turnover rate	3	% **	3%	2%	5%	4%	10%
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$11.30		$10.38	$8.19	$10.68	$12.29	$13.88
Income (loss) from investment operations:
Net investment income	0.08	***	0.17 ***	0.12 ***	0.11 ***	0.11 ***	0.11 ***
Net realized and unrealized gain (loss) on investments	(0.19)		0.91	2.18	(2.50)	(1.62)	(1.42)
Total income (loss) from investment operations	(0.11)		1.08	2.30	(2.39)	(1.51)	(1.31)
Less distributions to shareholders:
From net investment income	-		(0.16)	(0.11)	(0.10)	(0.10)	(0.09)
From net realized gains	-		-	-	-	-	(0.19)
Total distributions	-		(0.16)	(0.11)	(0.10)	(0.10)	(0.28)
Net asset value, end of period	$11.19		$11.30	$10.38	$8.19	$10.68	$12.29
Total Return(a)	(0.97	)% **	10.39%	28.10%	(22.41)%	(12.33)%	(9.47)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$645,301		$724,614	$710,691	$567,426	$642,799	$761,008
Net expenses to average daily net assets	0.42	% *	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income to average daily net assets	1.42	% *	1.62%	1.37%	1.20%	0.92%	0.83%
Portfolio turnover rate	3	% **	3%	2%	5%	4%	10%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Z
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$11.30		$10.38	$8.19	$10.68	$11.66
Income (loss) from investment operations:
Net investment income	0.09	***	0.21 ***	0.15 ***	0.13 ***	0.09	***
Net realized and unrealized gain (loss) on investments	(0.19)		0.90	2.17	(2.50)	(0.95)
Total income (loss) from investment operations	(0.10)		1.11	2.32	(2.37)	(0.86)
Less distributions to shareholders:
From net investment income	-		(0.19)	(0.13)	(0.12)	(0.12)
Net asset value, end of period	$11.20		$11.30	$10.38	$8.19	$10.68

Total Return(a)	(0.88	)% **	10.68%	28.39%	(22.23)%	(7.33	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$190,436		$130,164	$42,906	$16,821	$95
Net expenses to average daily net assets	0.20	% *	0.20%	0.21%	0.20%	0.21	% *
Net investment income to average daily net assets	1.64	% *	1.93%	1.59%	1.42%	1.20	% *
Portfolio turnover rate	3	% **	3%	2%	5%	4	% **

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$11.02		$10.15		$8.05		$8.05
Income (loss) from investment operations:
Net investment income	0.04	***	0.10	***	0.06	***	0.00	†
Net realized and unrealized gain (loss) on investments	(0.18)		0.87		2.14		(0.00	)†
Total income (loss) from investment operations	(0.14)		0.97		2.20		0.00
Less distributions to shareholders:
From net investment income	-		(0.10)		(0.10)		-
Net asset value, end of period	$10.88		$11.02		$10.15		$8.05

Total Return(a)	(1.27	)% (b)**	9.59	% (b)	27.34	% (b)	0.00	% ‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,241		$3,710		$2,487		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.15%		1.15%		-	‡
After expense waiver#	1.05	% *	1.07%		N/A		N/A
Net investment income to average daily net assets	0.80	% *	1.00%		0.64%		0.00	% ‡
Portfolio turnover rate	3	% **	3%		2%		5%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.

††  Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.

+  For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

++  Class N shares commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2004 and the six months ended June 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$8.74		$8.33		$6.72		$9.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.03	***	(0.01	)***	(0.01	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.21)		0.41		1.63		(2.34)		(0.91)
Total income (loss) from investment operations	(0.22)		0.44		1.62		(2.35)		(0.93)
Less distributions to shareholders:
From net investment income	-		(0.03)		(0.01)		(0.00	)††	-
Net asset value, end of period	$8.52		$8.74		$8.33		$6.72		$9.07

Total Return(a)	(2.52	)% (c)**	5.32	% (c)	24.09%		(25.91)%		(9.30	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,508		$37,377		$26,955		$4,914		$1,006
Ratio of expenses to average daily net assets:
Before expense waiver	1.38	% *	1.38%		1.39%		1.38%		1.39	% *
After expense waiver#	N/A		1.38	% (b)	1.38	% (b)	1.38%		1.39	% *
Net investment income (loss) to average daily net assets	(0.15	)% *	0.37%		(0.13)%		(0.20)%		(0.39	)% *
Portfolio turnover rate	7	% **	22%		23%		30%		27	% **
	Class L
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$8.81		$8.39		$6.76		$9.09		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.05	***	0.01	***	(0.00	)***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.21)		0.42		1.63		(2.33)		(0.90)
Total income (loss) from investment operations	(0.21)		0.47		1.64		(2.33)		(0.91)
Less distributions to shareholders:
From net investment income	-		(0.05)		(0.01)		-		-
Net asset value, end of period	$8.60		$8.81		$8.39		$6.76		$9.09

Total Return(a)	(2.38	)% **	5.58%		24.25%		(25.63)%		(9.10	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$275,460		$301,734		$302,292		$217,427		$314,290
Ratio of expenses to average daily net assets:
Before expense waiver	1.13	% *	1.13%		1.13%		1.13%		1.14	% *
After expense waiver#	N/A		1.13	% (b)	1.12	% (b)	1.13%		1.14	% *
Net investment income (loss) to average daily net assets	0.09	% *	0.54%		0.14%		(0.05)%		(0.18	)% *
Portfolio turnover rate	7	% **	22%		23%		30%		27	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

††  Distributions from net investment income is less than $0.01 per share.

†††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from June 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the year ended December 31, 2002 and the period January 1, 2003 through April 30, 2003.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.82		$8.39		$6.77		$9.10	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.06	***	0.02	***	0.01 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.21)		0.43		1.62		(2.34)	(0.90)
Total income (loss) from investment operations	(0.20)		0.49		1.64		(2.33)	(0.90)
Less distributions to shareholders:
From net investment income	-		(0.06)		(0.02)		(0.00)**	-
Net asset value, end of period	$8.62		$8.82		$8.39		$6.77	$9.10

Total Return(a)	(2.27	)% **	5.83%		24.26%		(25.56)%	(9.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,425		$4,331		$3,626		$827	$617
Ratio of expenses to average daily net assets:
Before expense waiver	1.01	% *	1.01%		1.01%		1.01%	1.02	% *
After expense waiver#	N/A		1.01	% (b)	1.01	% (b)	1.01%	1.01	% *
Net investment income (loss) to average daily net assets	0.22	% *	0.68%		0.26%		0.12%	(0.02	)% *
Portfolio turnover rate	7	% **	22%		23%		30%	27	% **
	Class S
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02	Period ended 12/31/01+
Net asset value, beginning of period	$8.84		$8.42		$6.78		$9.10	$10.00
Income (loss) from investment operations:
Net investment income	0.01	***	0.07	***	0.03	***	0.02 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.20)		0.42		1.64		(2.33)	(0.90)
Total income (loss) from investment operations	(0.19)		0.49		1.67		(2.31)	(0.90)
Less distributions to shareholders:
From net investment income	-		(0.07)		(0.03)		(0.01)	-
Net asset value, end of period	$8.65		$8.84		$8.42		$6.78	$9.10

Total Return(a)	(2.15	)% **	5.80%		24.58%		(25.43)%	(9.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,418		$79,072		$91,674		$72,210	$113,011
Ratio of expenses to average daily net assets:
Before expense waiver	0.88	% *	0.88%		0.88%		0.88%	0.89	% *
After expense waiver#	N/A		0.87	% (b)	0.87	% (b)	0.88%	0.89	% *
Net investment income to average daily net assets	0.35	% *	0.77%		0.39%		0.20%	0.07	% *
Portfolio turnover rate	7	% **	22%		23%		30%	27	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

††  Distibutions from net investment income is less than $0.01 per share.

†††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from June 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the year ended December 31, 2002 and the period January 1, 2003 through April 30, 2003.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$8.68		$8.27		$6.69		$6.69
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.01	***	(0.03	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.21)		0.41		1.61		(0.00	)†
Total income from investment operations	(0.23)		0.42		1.58		0.00
Less distributions to shareholders:
From net investment income	-		(0.01)		(0.00	)††	-
Net asset value, end of period	$8.45		$8.68		$8.27		$6.69

Total Return(a)	(2.65	)% (c)**	5.05	% (c)	23.64	% (c)	0.00	% ‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,138		$2,185		$1,493		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.68	% *	1.68%		1.69%		-	‡
After expense waiver#	N/A		1.68	% (b)	1.69	% (b)	N/A ‡
Net investment income (loss) to average daily net assets	(0.45	)% *	0.08%		(0.45)%		0.00	% ‡
Portfolio turnover rate	7	% **	22%		23%		30%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income and net realized and unrealized loss on investments are less than $0.01 per share.

††  Distibutions from net investment income is less than $0.01 per share.

†††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period January 1, 2003 through April 30, 2003.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$9.03		$8.48		$6.97		$10.00		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.02	)***	(0.03	)***	(0.04	)***	-
Net realized and unrealized gain (loss) on investments	(0.08)		0.57		1.54		(2.99)		-
Total income (loss) from investment operations	(0.10)		0.55		1.51		(3.03)		0.00
Net asset value, end of period	$8.93		$9.03		$8.48		$6.97		$10.00

Total Return(a)	(1.11	)% (c)**	6.49	% (c)	21.66%		(30.30)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,296		$1,997		$1,374		$826		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.38	% *	1.37%		1.34%		1.40%		-
After expense waiver#	1.31	% *	1.25	% (b)	1.25	% (b)	1.22	% (b)	-
Net investment loss to average daily net assets	(0.57	)% *	(0.20)%		(0.34)%		(0.48)%		-
Portfolio turnover rate	29	% **	68%		47%		56%		-
	Class L
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$9.09		$8.52		$6.99		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.00	***	(0.01	)***	(0.01	)***	-
Net realized and unrealized gain (loss) on investments	0.07		0.57		1.54		(3.00)		-
Total income (loss) from investment operations	0.04		0.57		1.53		(3.01)		0.00
Less distributions to shareholders:
From net investment income	-		(0.00	)†	-		-		-
Net asset value, end of period	$9.13		$9.09		$8.52		$6.99		$10.00

Total Return(a)	0.44	% **	6.72%		21.89%		(30.10)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$338		$9,272		$7,628		$3,883		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.12%		1.09%		1.15%		-
After expense waiver#	1.04	% *	1.00	% (b)	1.00	% (b)	0.98	% (b)	-
Net investment income (loss) to average daily net assets	(0.63	)% *	0.04%		(0.08)%		(0.20)%		-
Portfolio turnover rate	29	% **	68%		47%		56%		-

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net investment income was less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004 and January 1, 2005 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$9.10		$8.53		$7.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.02	***	0.01	***	(0.01	)***	-
Net realized and unrealized gain (loss) on investments	(0.07)		0.57		1.53		(2.99)		-
Total income (loss) from investment operations	(0.08)		0.59		1.54		(3.00)		0.00
Less distributions to shareholders:
From net investment income	-		(0.02)		(0.01)		-		-
Net asset value, end of period	$9.02		$9.10		$8.53		$7.00		$10.00

Total Return(a)	(0.88	)% **	6.86%		22.04%		(30.00)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,526		$9,052		$7,697		$78		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	% *	0.97%		0.94%		1.00%		-
After expense waiver#	0.91	% *	0.85	% (b)	0.86	% (b)	0.82	% (b)	-
Net investment income (loss) to average daily net assets	(0.17	)% *	0.19%		0.08%		(0.11)%		-
Portfolio turnover rate	29	% **	68%		47%		56%		-
	Class S
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$9.14		$8.55		$7.01		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.01	***	0.01	***	(0.00	)***†	-
Net realized and unrealized gain (loss) on investments	(0.07)		0.59		1.54		(2.99)		-
Total income (loss) from investment operations	(0.08)		0.60		1.55		(2.99)		0.00
Less distributions to shareholders:
From net investment income	-		(0.01)		(0.01)		-		-
Net asset value, end of period	$9.06		$9.14		$8.55		$7.01		$10.00

Total Return(a)	(0.88	)% **	7.08%		22.05%		(29.90)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,648		$18,791		$33,787		$28,029		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.94	% *	0.93%		0.90%		0.96%		-
After expense waiver#	0.87	% *	0.81	% (b)	0.81	% (b)	0.77	% (b)	-
Net investment income (loss) to average daily net assets	(0.13	)% *	0.16%		0.11%		(0.05)%		-
Portfolio turnover rate	29	% **	68%		47%		56%		-

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004 and January 1, 2005 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.07		$8.42		$6.94		$6.95
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.07	)***	(0.05	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.07)		0.72		1.53		(0.01)
Total income from investment operations	(0.11)		0.65		1.48		(0.01)
Net asset value, end of period	$8.96		$9.07		$8.42		$6.94
Total Return(a)	(1.21	)% (c)**	7.72	% (c)	21.33	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4		$5		$125		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.68	% *	1.67%		1.64%		-	‡
After expense waiver#	1.61	% *	1.56	% (b)	1.55%		-	‡
Net investment loss to average daily net assets	(0.87	)% *	(0.83)%		(0.63)%		-	‡
Portfolio turnover rate	29	% **	68%		47%		56%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004 and January 1, 2005 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$7.74		$7.40		$6.04		$8.39		$11.24		$12.90
Income (loss) from investment operations:
Net investment income (loss)	0.00	***††	0.00	***††	(0.02	)***	(0.03	)***	(0.03	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(0.03)		0.34		1.38		(2.32)		(2.82)		(0.70)
Total income (loss) from investment operations	(0.03)		0.34		1.36		(2.35)		(2.85)		(0.75)
Less distributions to shareholders:
From net investment income	(0.00	)††††	(0.00	)††††	-		-		-		-
Tax return of capital	-		-		-		-		-		(0.00	)†††
From net realized gains	-		-		-		-		-		(0.91)
Total distributions	(0.00)		(0.00)		-		-		-		(0.91)
Net asset value, end of period	$7.71		$7.74		$7.40		$6.04		$8.39		$11.24
Total Return(a)	(0.39	)% (c)**	4.60	% (c)	22.52%		(28.01)%		(25.36)%		(6.01)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$223,588		$224,998		$206,097		$79,267		$75,186		$44,905
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	% *	1.26%		1.26%		1.26%		1.27%		1.29%
After expense waiver#	N/A		1.24	% (b)	1.18	% (b)	1.22	% (b)	1.24%		1.25%
Net investment income (loss) to average daily net assets	0.08	% *	0.01%		(0.31)%		(0.41)%		(0.36)%		(0.35)%
Portfolio turnover rate	54	% **	181%		260%		224%		279%		264%
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$7.83		$7.49		$6.10		$8.45		$11.29		$12.93
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02	***	(0.00	)***††	(0	.01)***	(0.01	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.03)		0.34		1.39		(2.34)		(2.83)		(0.72)
Total income (loss) from investment operations	(0.02)		0.36		1.39		(2.35)		(2.84)		(0.73)
Less distributions to shareholders:
From net investment income	-		(0.02)		-		-		-		-
Tax return of capital	-		-		-		-		-		(0.00	)†††
From net realized gains	-		-		-		-		-		(0.91)
Total distributions	-		(0.02)		-		-		-		(0.91)
Net asset value, end of period	$7.81		$7.83		$7.49		$6.10		$8.45		$11.29
Total Return(a)	(0.13	)% **	4.82%		22.79%		(27.81)%		(25.15)%		(5.84)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$273,588		$276,387		$201,623		$99,882		$112,901		$69,163
Ratio of expenses to average daily net assets:
Before expense waiver	1.00	% *	1.01%		1.01%		1.01%		1.02%		1.04%
After expense waiver#	N/A		0.99	% (b)	0.92	% (b)	0.97	% (b)	0.99%		1.00%
Net investment income (loss) to average daily net assets	0.33	% *	0.29%		(0.05)%		(0.17)%		(0.11)%		(0.11)%
Portfolio turnover rate	54	% **	181%		260%		224%		279%		264%

*  Annualized

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

††  Net investment loss is less than $0.01 per share.

†††  Tax return of capital is less than $.01 per share.

††††  Distribution from net investment income is less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$7.88		$7.54		$6.12		$8.47		$11.31		$12.93
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03	***	0.01	***	(0.00	)***††	0.00	***††	0.00	***††
Net realized and unrealized gain (loss) on investments	(0.04)		0.34		1.41		(2.35)		(2.84)		(0.71)
Total income (loss) from investment operations	(0.02)		0.37		1.42		(2.35)		(2.84)		(0.71)
Less distributions to shareholders:
From net investment income	-		(0.03)		-		-		-		-
Tax return of capital	-		-		-		-		-		(0.00	)†††
From net realized gains	-		-		-		-		-		(0.91)
Total distributions	-		(0.03)		-		-		-		(0.91)
Net asset value, end of period	$7.86		$7.88		$7.54		$6.12		$8.47		$11.31
Total Return(a)	(0.13	)% **	4.92%		23.20%		(27.75)%		(25.11)%		(5.69)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115,562		$112,683		$101,937		$70,469		$81,552		$49,165
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	0.86%		0.86%		0.86%		0.87%		0.89%
After expense waiver#	N/A		0.84	% (b)	0.77	%(b)	0.82	% (b)	0.84%		0.87%
Net investment income (loss) to average daily net assets	0.48	% *	0.42%		0.10%		(0.03)%		0.04%		0.01%
Portfolio turnover rate	54	% **	181%		260%		224%		279%		264%
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$7.90		$7.56		$6.14		$8.49		$11.32		$12.93
Income (loss) from investment operations:
Net investment income	0.02	***	0.04	***	0.01	***	0.00	***††	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.03)		0.34		1.41		(2.35)		(2.84)		(0.71)
Total income (loss) from investment operations	(0.01)		0.38		1.42		(2.35)		(2.83)		(0.70)
Less distributions to shareholders:
From net investment income	-		(0.04)		-		-		-		-
Tax return of capital	-		-		-		-		-		(0.00	)†††
From net realized gains	-		-		-		-		-		(0.91)
Total distributions	-		(0.04)		-		-		-		(0.91)
Net asset value, end of period	$7.89		$7.90		$7.56		$6.14		$8.49		$11.32
Total Return(a)	0.00	% **	4.96%		23.13%		(27.68)%		(25.00)%		(5.61)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$249,553		$229,407		$217,508		$130,165		$174,610		$165,480
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.80%		0.80%		0.80%		0.81%		0.83%
After expense waiver#	N/A		0.78	% (b)	0.71	%(b)	0.76	% (b)	0.78%		0.80%
Net investment income (loss) to average daily net assets	0.54	% *	0.48%		0.16%		0.04%		0.10%		0.07%
Portfolio turnover rate	54	% **	181%		260%		224%		279%		264%

*  Annualized

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

††  Net investment income (loss) is less than $0.01 per share.

†††  Tax return of capital is less than $.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$7.65		$7.34		$6.01		$6.01
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	(0.05	)***	0.00	***††
Net realized and unrealized gain on investments	(0.03)		0.33		1.38		(0.00	)††
Total income from investment operations	(0.04)		0.31		1.33		0.00
Net asset value, end of period	$7.61		$7.65		$7.34		$6.01

Total Return(a)	(0.39	)% (c)**	4.22	% (c)	22.13	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,472		$1,472		$1,661		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.55	% *	1.56%		1.57%		-	‡
After expense waiver	N/A		1.54	% (b)	1.52	% (b)	-	‡
Net investment income to average daily net assets	(0.22	)% *	(0.31)%		(0.65)%		-	‡
Portfolio turnover rate	54	% **	181%		260%		224%

*  Annualized

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

††  Net investment income and net realized and unrealized loss on investments are less than $.01 per share.

++  Class N commenced operations on December 31,2002.

‡  Amounts are de minimis due to short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for all periods shown if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(d)		Period ended 12/31/00+
Net asset value, beginning of period	$5.89		$4.96		$3.80		$5.28		$7.75		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.04	)***	(0.02	)***	(0.02	)***	(0.02	)***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.10)		0.97		1.18		(1.46)		(2.45)		(2.24)
Total income (loss) from investment operations	(0.13)		0.93		1.16		(1.48)		(2.47)		(2.23)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.02)
Tax return of capital	-		-		-		-		-		(0.00	)††
Total distributions	-		-		-		-		-		(0.02)
Net asset value, end of period	$5.76		$5.89		$4.96		$3.80		$5.28		$7.75
Total Return(a)	(2.21	)% (c)**	18.75	% (c)	30.53%		(28.03)%		(31.87)%		(22.32	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115,334		$117,232		$65,012		$37,203		$34,747		$32,257
Ratio of expenses to average daily net assets:
Before expense waiver	1.35	% *	1.36%		1.37%		1.37%		1.36%		1.35	% *
After expense waiver#	1.27	% *	1.30	% (b)	1.33	% (b)	1.34	% (b)	1.35%		N/A
Net investment income (loss) to average daily net assets	(1.04	)% *	(0.67)%		(0.56)%		(0.56)%		(0.33)%		0.14	% *
Portfolio turnover rate	12	% **	85%		93%		112%		112%		48	% **
	Class L
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(d)		Period ended 12/31/00+
Net asset value, beginning of period	$5.97		$5.01		$3.82		$5.31		$7.77		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.02	)***	(0.01	)***	(0.01	)***	(0.00	)***†	0.03	***
Net realized and unrealized gain (loss) on investments	(0.11)		0.98		1.20		(1.48)		(2.46)		(2.24)
Total income (loss) from investment operations	(0.13)		0.96		1.19		(1.49)		(2.46)		(2.21)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.02)
Tax return of capital	-		-		-		-		-		(0.00	)††
Total distributions	-		-		-		-		-		(0.02)
Net asset value, end of period	$5.84		$5.97		$5.01		$3.82		$5.31		$7.77
Total Return(a)	(2.18	)% **	19.19%		31.15%		(28.06)%		(31.66)%		(22.10	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$154,489		$152,518		$76,120		$31,012		$27,980		$21,017
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.11%		1.12%		1.12%		1.11%		1.12	% *
After expense waiver#	1.02	% *	1.05	% (b)	1.08	% (b)	1.09	% (b)	1.10%		N/A
Net investment income (loss) to average daily net assets	(0.78	)% *	(0.42)%		(0.32)%		(0.31)%		(0.08)%		0.43	% *
Portfolio turnover rate	12	% **	85%		93%		112%		112%		48	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

††  Tax return of capital is less than $0.01 per share.

†††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

+  For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002, the year ended December 31, 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

(d)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(c)		Period ended 12/31/00+
Net asset value, beginning of period	$6.00		$5.03		$3.83		$5.31		$7.77		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***	(0.01	)***	(0.01	)***	(0.00	)***†	0.03	***
Net realized and unrealized gain (loss) on investments	(0.11)		0.98		1.21		(1.47)		(2.46)		(2.24)
Total income (loss) from investment operations	(0.13)		0.97		1.20		(1.48)		(2.46)		(2.21)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.02)
Tax return of capital	-		-		-		-		-		(0.00	)††
Total distributions	-		-		-		-		-		(0.02)
Net asset value, end of period	$5.87		$6.00		$5.03		$3.83		$5.31		$7.77
Total Return(a)	(2.00	)% **	19.28%		31.33%		(27.87)%		(31.66)%		(22.06	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,497		$32,242		$17,333		$10,145		$12,095		$2,295
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.96%		0.97%		0.97%		0.96%		0.95	% *
After expense waiver#	0.87	% *	0.90	% (b)	0.93	% (b)	0.94	% (b)	0.94%		N/A
Net investment income (loss) to average daily net assets	(0.63	)% *	(0.27)%		(0.16)%		(0.16)%		(0.02)%		0.52	% *
Portfolio turnover rate	12	% **	85%		93%		112%		112%		48	% **
	Class S
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01(c)		Period ended 12/31/00+
Net asset value, beginning of period	$6.03		$5.05		$3.84		$5.32		$7.77		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.00	)***†	(0.01	)***	0.01	***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.11)		0.99		1.21		(1.47)		(2.46)		(2.24)
Total income (loss) from investment operations	(0.12)		0.98		1.21		(1.48)		(2.45)		(2.20)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.03)
Tax return of capital	-		-		-		-		-		(0.00	)††
Total distributions	-		-		-		-		-		(0.03)
Net asset value, end of period	$5.91		$6.03		$5.05		$3.84		$5.32		$7.77
Total Return(a)	(1.99	)% **	19.41%		31.51%		(27.82)%		(31.53)%		(22.05	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$190,667		$198,154		$108,281		$46,026		$76,724		$75,412
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	0.86%		0.87%		0.87%		0.86%		0.87	% *
After expense waiver#	0.77	% *	0.80	% (b)	0.83	% (b)	0.84	% (b)	0.85%		N/A
Net investment income (loss) to average daily net assets	(0.52	)% *	(0.17)%		(0.06)%		(0.07)%		0.17%		0.70	% *
Portfolio turnover rate	12	% **	85%		93%		112%		112%		48	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

††  Tax return of capital is less than $0.01 per share.

†††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

+  For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002, the year ended December 31, 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase to net investment loss per share of less than $0.01, a decrease to net realized and unrealized gains and losses per share of less than $0.01 and an increase in the ratio of net investment loss to average net assets of 0.02%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$5.83		$4.92		$3.77		$3.77
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.05	)***	(0.04	)***	0.00	***†
Net realized and unrealized gain on investments	(0.11)		0.96		1.19		(0.00	)†
Total income from investment operations	(0.15)		0.91		1.15		0.00
Net asset value, end of period	$5.68		$5.83		$4.92		$3.77

Total Return(a)	(2.40	)% (c)**	18.50	% (c)	30.50	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$810		$1,144		$636		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.65	% *	1.66%		1.68%		-	‡
After expense waiver#	1.57	% *	1.59	% (b)	1.64	% (b)	-	‡
Net investment loss to average daily net assets	(1.33	)% *	(0.99)%		(0.91)%		-	‡
Portfolio turnover rate	12	% **	85%		93%		112%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income and net realized and unrealized losses on investments are less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3)

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2004 and the six months ended June 30,2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select OTC 100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$4.09		$3.74		$2.53		$4.08		$6.08		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.00	***†	(0.03	)***	(0.03	)***	(0.04	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(0.33)		0.35		1.24		(1.52)		(1.96)		(3.87)
Total income (loss) from investment operations	(0.34)		0.35		1.21		(1.55)		(2.00)		(3.92)
Less distributions to shareholders:
From net investment income	-		(0.00	)†	-		-		-		-
Net asset value, end of period	$3.75		$4.09		$3.74		$2.53		$4.08		$6.08
Total Return(a)	(8.31	)% (b)**	9.47	% (b)	47.83%		(37.99)%		(33.00)%		(39.10	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$24,981		$32,176		$30,349		$11,644		$12,472		$4,411
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.12%		1.17%		1.18%		1.11%		1.11	% *
After expense waiver#	N/A		N/A		1.12%		1.04%		1.07%		N/A
Net investment income (loss) to average daily net assets	(0.67	)% *	0.12%		(0.86)%		(0.90)%		(0.90)%		(0.91	)% *
Portfolio turnover rate	3	% **	30%		66%		65%		45%		30	% **
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$4.13		$3.77		$2.54		$4.10		$6.09		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.01	***	(0.02	)***	(0.02	)***	(0.03	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.33)		0.36		1.25		(1.54)		(1.96)		(3.87)
Total income (loss) from investment operations	(0.34)		0.37		1.23		(1.56)		(1.99)		(3.91)
Less distributions to shareholders:
From net investment income	-		(0.01)		-		-		-		-
Net asset value, end of period	$3.79		$4.13		$3.77		$2.54		$4.10		$6.09
Total Return(a)	(8.23	)% **	9.82%		48.43%		(38.05)%		(32.68)%		(39.10	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,472		$13,101		$15,508		$6,389		$8,225		$2,360
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.87%		0.91%		0.93%		0.86%		0.86	% *
After expense waiver#	N/A		N/A		0.87%		0.79%		0.82%		N/A
Net investment income (loss) to average daily net assets	(0.43	)% *	0.26%		(0.61)%		(0.65)%		(0.65)%		(0.65	)% *
Portfolio turnover rate	3	% **	30%		66%		65%		45%		30	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 1, 2000 (commencement of operations) through December 31, 2000.

†  Net investment income and distributions from net investment income are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select OTC 100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$4.15		$3.79	$2.54		$4.11		$6.10		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.02 ***	(0.01	)***	(0.01	)***	(0.02	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	(0.33)		0.36	1.26		(1.56)		(1.97)		(3.87)
Total income (loss) from investment operations	(0.34)		0.38	1.25		(1.57)		(1.99)		(3.90)
Less distributions to shareholders:
From net investment income	-		(0.02)	-		-		-		-
Net asset value, end of period	$3.81		$4.15	$3.79		$2.54		$4.11		$6.10
Total Return(a)	(8.19	)% **	9.98%	48.63%		(37.96)%		(32.62)%		(39.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,500		$3,777	$3,827		$998		$350		$121
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.72%	0.77%		0.78%		0.71%		0.80	% *
After expense waiver#	N/A		N/A	0.73%		0.64%		0.67%		N/A
Net investment income (loss) to average daily net assets	(0.28	)% *	0.49%	(0.45)%		(0.50)%		(0.50)%		(0.54	)% *
Portfolio turnover rate	3	% **	30%	66%		65%		45%		30	% **
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$4.17		$3.81	$2.56		$4.12		$6.10		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.02 ***	(0.01	)***	(0.01	)***	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.33)		0.36	1.26		(1.55)		(1.96)		(3.88)
Total income (loss) from investment operations	(0.33)		0.38	1.25		(1.56)		(1.98)		(3.90)
Less distributions to shareholders:
From net investment income	-		(0.02)	-		-		-		-
Net asset value, end of period	$3.84		$4.17	$3.81		$2.56		$4.12		$6.10
Total Return(a)	(7.91	)% **	10.00%	48.83%		(37.71)%		(32.62)%		(39.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,697		$25,880	$26,424		$7,211		$19,602		$20,466
Ratio of expenses to average daily net assets:
Before expense waiver	0.61	% *	0.62%	0.67%		0.68%		0.62%		0.69	% *
After expense waiver#	N/A		N/A	0.63%		0.54%		0.58%		N/A
Net investment income (loss) to average daily net assets	(0.17	)% *	0.45%	(0.36)%		(0.41)%		(0.39)%		(0.39	)% *
Portfolio turnover rate	3	% **	30%	66%		65%		45%		30	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

+  For the period May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select OTC 100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$4.05		$3.71		$2.52		$2.53
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.00	***†	(0.04	)***	(0.00	)***†
Net realized and unrealized gain on investments	(0.32)		0.34		1.23		(0.01)
Total income from investment operations	(0.34)		0.34		1.19		(0.01)
Less distributions to shareholders:
From net investment income	-		(0.00	)††	-		-
Net asset value, end of period	$3.71		$4.05		$3.71		$2.52

Total Return	(8.40	)% (b)**	9.25	% (b)	47.22	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$392		$432		$150		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.41	% *	1.41%		1.46%		-	‡
After expense waiver	N/A		N/A		1.42%		-	‡
Net investment income (loss) to average daily net assets	(0.97	)% *	0.11%		(1.15)%		-	‡
Portfolio turnover rate	3	% **	30%		66%		65%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

††  Distributions from net investment income are less than $0.01 per share.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001, and the years ended December 31, 2002 and 2003.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$17.78		$16.92		$11.94		$13.41		$10.51		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.07	)***	(0.06	)***	(0.04	)***	(0.04	)***	0.02	***
Net realized and unrealized gain (loss) on investments	0.25		1.96		5.45		(1.33)		3.30		0.52
Total income (loss) from investment operations	0.22		1.89		5.39		(1.37)		3.26		0.54
Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		(0.00	)†	(0.03)
From net realized gains	-		(1.03)		(0.41)		(0.10)		(0.36)		-
Total distributions	-		(1.03)		(0.41)		(0.10)		(0.36)		(0.03)
Net asset value, end of period	$18.00		$17.78		$16.92		$11.94		$13.41		$10.51
Total Return(a)	1.24	% (c)**	11.33	% (c)	45.13%		(10.18)%		31.08%		5.41	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$246,276		$228,871		$158,981		$54,319		$24,562		$753
Ratio of expenses to average daily net assets:
Before expense waiver	1.30	% *	1.30%		1.30%		1.30%		1.29%		1.31	% *
After expense waiver#	N/A		1.28	% (b)	1.29	% (b)	1.30	% (b)	1.29%		N/A
Net investment income (loss) to average daily net assets	(0.32	)% *	(0.40)%		(0.40)%		(0.33)%		(0.30)%		0.33	% *
Portfolio turnover rate	14	% **	32%		31%		78%		53%		22	% **
	Class L
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$17.98		$17.05		$12.00		$13.45		$10.51		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.02	)***	(0.01	)***	0.00	***†	0.04	***
Net realized and unrealized gain (loss) on investments	0.25		1.99		5.48		(1.34)		3.31		0.51
Total income (loss) from investment operations	0.24		1.96		5.46		(1.35)		3.31		0.55
Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		(0.01)		(0.04)
From net realized gains	-		(1.03)		(0.41)		(0.10)		(0.36)		-
Total distributions	-		(1.03)		(0.41)		(0.10)		(0.37)		(0.04)
Net asset value, end of period	$18.22		$17.98		$17.05		$12.00		$13.45		$10.51
Total Return(a)	1.33	% **	11.65%		45.49%		(10.00)%		31.50%		5.48	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$172,214		$163,742		$114,730		$39,942		$25,594		$5,432
Ratio of expenses to average daily net assets:
Before expense waiver	1.05	% *	1.05%		1.05%		1.05%		1.04%		1.05	% *
After expense waiver#	N/A		1.03	% (b)	1.04	% (b)	1.05	% (b)	1.04%		N/A
Net investment income (loss) to average daily net assets	(0.07	)% *	(0.16)%		(0.16)%		(0.11)%		0.00	% ††	0.59	% *
Portfolio turnover rate	14	% **	32%		31%		78%		53%		22	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income and distributions from net investment income are less than $0.01 per share.

††  The ratio of net investment income to average daily net assets is less than 0.01%.

†††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$18.08		$17.12		$12.03		$13.46		$10.52	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.00	)***†	(0.00	)***†	0.03	***	0.02 ***	0.05	***
Net realized and unrealized gain (loss) on investments	0.25		1.99		5.50		(1.36)		3.30	0.52
Total income (loss) from investment operations	0.26		1.99		5.50		(1.33)		3.32	0.57
Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		(0.02)	(0.05)
From net realized gains	-		(1.03)		(0.41)		(0.10)		(0.36)	-
Total distributions	-		(1.03)		(0.41)		(0.10)		(0.38)	(0.05)
Net asset value, end of period	$18.34		$18.08		$17.12		$12.03		$13.46	$10.52
Total Return(a)	1.44	%**	11.78%		45.71%		(9.85)%		31.60%	5.66	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$110,337		$94,538		$78,549		$45,302		$10,137	$502
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	%*	0.90%		0.89%		0.90%		0.89%	0.91	% *
After expense waiver#	N/A		0.88	% (b)	0.89	% (b)	0.90	% (b)	0.89%	N/A
Net investment income (loss) to average daily net assets	0.08	%*	(0.01)%		(0.01)%		0.24%		0.14%	0.75	% *
Portfolio turnover rate	14	%**	32%		31%		78%		53%	22	% **
	Class S
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Period ended 12/31/00+
Net asset value, beginning of period	$18.18		$17.19		$12.06		$13.48		$10.53	$10.00
Income (loss) from investment operations:
Net investment income	0.02	***	0.01	***	0.01	***	0.02	***	0.03 ***	0.06	***
Net realized and unrealized gain (loss) on investments	0.24		2.01		5.53		(1.34)		3.31	0.52
Total income (loss) from investment operations	0.26		2.02		5.54		(1.32)		3.34	0.58
Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-		(0.03)	(0.05)
From net realized gains	-		(1.03)		(0.41)		(0.10)		(0.36)	-
Total distributions	-		(1.03)		(0.41)		(0.10)		(0.39)	(0.05)
Net asset value, end of period	$18.44		$18.18		$17.19		$12.06		$13.48	$10.53
Total Return(a)	1.43	%**	11.91%		45.94%		(9.76)%		31.70%	5.77	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$342,640		$326,445		$293,759		$114,178		$110,092	$53,628
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	%*	0.80%		0.80%		0.80%		0.79%	0.83	% *
After expense waiver#	N/A		0.78	% (b)	0.79	% (b)	0.80	% (b)	0.79%	N/A
Net investment income to average daily net assets	0.18	%*	0.08%		0.09%		0.13%		0.28%	0.95	% *
Portfolio turnover rate	14	%**	32%		31%		78%		53%	22	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and distributions from net investment income are less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$17.60		$16.81		$11.90		$11.77
Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.12	)***	(0.11	)***	(0.00	)***†
Net realized and unrealized gain on investments	0.24		1.94		5.43		0.13
Total income from investment operations	0.19		1.82		5.32		0.13
Less distributions to shareholders:
From net investment income	-		-		(0.00	)†	-
Tax return of capital	-		-		(0.41)		-
From net realized gains	-		(1.03)		-		-
Total distributions	-		(1.03)		(0.41)		-
Net asset value, end of period	$17.79		$17.60		$16.81		$11.90

Total Return(a)	1.02	% (c)**	11.05	% (c)	44.70	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,852		$1,006		$904		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.60	% *	1.60%		1.61%		-	‡
After expense waiver#	N/A		1.58	% (b)	1.60	% (b)	-	‡
Net investment loss to average daily net assets	(0.60	)% *	(0.72)%		(0.70)%		-	‡
Portfolio turnover rate	14	% **	32%		31%		78%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and distributions from net investment income are less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expense of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$14.28		$11.96		$8.66		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.00	***††	0.02	***	0.05	***	-
Net realized and unrealized gain (loss) on investments	(0.14)		2.65		3.31		(1.37)		-
Total income (loss) from investment operations	(0.17)		2.65		3.33		(1.32)		0.00
Less distributions to shareholders:
From net investment income	-		-		(0.01)		(0.02)		-
From net realized gains	-		(0.33)		(0.02)		-		-
Total distributions	-		(0.33)		(0.03)		(0.02)		-
Net asset value, end of period	$14.11		$14.28		$11.96		$8.66		$10.00

Total Return(a)	(1.19	)% (c)**	22.30	% (c)	38.66%		(13.27)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$122,867		$115,807		$44,754		$8,602		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.49	% *	1.49%		1.51%		1.64%		-
After expense waiver#	N/A		1.44	% (b)	1.41	% (b)	1.37	% (b)	-
Net investment income (loss) to average daily net assets	(0.39	)% *	(0.02)%		0.17%		0.52%		-
Portfolio turnover rate	29	% **	36%		58%		69%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$14.31		$11.96		$8.65		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.03	***	0.05	***	0.08	***	-
Net realized and unrealized gain (loss) on investments	(0.15)		2.67		3.31		(1.39)		-
Total income (loss) from investment operations	(0.16)		2.70		3.36		(1.31)		0.00
Less distributions to shareholders:
From net investment income	-		(0.02)		(0.03)		(0.04)		-
From net realized gains	-		(0.33)		(0.02)		-		-
Total distributions	-		(0.35)		(0.05)		(0.04)		-
Net asset value, end of period	$14.15		$14.31		$11.96		$8.65		$10.00

Total Return(a)	(1.12	)% **	22.68%		38.92%		(13.10)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$116,484		$116,485		$37,776		$3,252		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.24	% *	1.24%		1.26%		1.39%		-
After expense waiver#	N/A		1.19	% (b)	1.17	% (b)	1.11	% (b)	-
Net investment income (loss) to average daily net assets	(0.14	)% *	0.24%		0.45%		0.86%		-
Portfolio turnover rate	29	% **	36%		58%		69%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Net investment income is less than $0.01 per share.

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$14.35		$11.99		$8.66		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.00	***††	0.05	***	0.06	***	0.11	***	-
Net realized and unrealized gain (loss) on investments	(0.15)		2.67		3.33		(1.40)		-
Total income (loss) from investment operations	(0.15)		2.72		3.39		(1.29)		0.00
Less distributions to shareholders:
From net investment income	-		(0.03)		(0.04)		(0.05)		-
From net realized gains	-		(0.33)		(0.02)		-		-
Total distributions	-		(0.36)		(0.06)		(0.05)		-
Net asset value, end of period	$14.20		$14.35		$11.99		$8.66		$10.00

Total Return(a)	(1.05	)% **	22.80%		39.16%		(12.92)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$101,626		$100,488		$46,409		$19,708		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.09%		1.11%		1.24%		-
After expense waiver#	N/A		1.04	% (b)	1.01	% (b)	0.92	% (b)	-
Net investment income to average daily net assets	0.01	% *	0.37%		0.58%		1.32%		-
Portfolio turnover rate	29	% **	36%		58%		69%		N/A
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$14.39		$12.02		$8.67		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.00	***††	0.05	***	0.06	***	0.07	***	-
Net realized and unrealized gain (loss) on investments	(0.15)		2.68		3.35		(1.36)		-
Total income (loss) from investment operations	(0.15)		2.73		3.41		(1.29)		0.00
Less distributions to shareholders:
From net investment income	-		(0.03)		(0.04)		(0.04)		-
From net realized gains	-		(0.33)		(0.02)		-		-
Total distributions	-		(0.36)		(0.06)		(0.04)		-
Net asset value, end of period	$14.24		$14.39		$12.02		$8.67		$10.00

Total Return(a)	(1.04	)% **	22.86%		39.37%		(12.92)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$185,904		$188,743		$80,661		$44,356		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	1.05	% *	1.05%		1.07%		1.20%		-
After expense waiver#	N/A		1.00	% (b)	0.97	% (b)	0.96	% (b)	-
Net investment income to average daily net assets	0.05	% *	0.40%		0.58%		0.76%		-
Portfolio turnover rate	29	% **	36%		58%		69%		N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Net investment income is less than $0.01 per share.

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$14.16		$11.90		$8.63		$8.59
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	(0.05	)***	(0.01	)***	0.00	***††
Net realized and unrealized gain (loss) on investments	(0.14)		2.64		3.30		0.04
Total income (loss) from investment operations	(0.19)		2.59		3.29		0.04
Less distributions to shareholders:
From net investment income	-		-		(0.00	)†††	-
From net realized gains	-		(0.33)		(0.02)		-
Total distributions	-		(0.33)		(0.02)		-
Net asset value, end of period	$13.97		$14.16		$11.90		$8.63

Total Return(a)	(1.34	)% (c)**	21.91	% (c)	38.20	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,096		$916		$564		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.79	% *	1.79%		1.81%		-	‡
After expense waiver#	N/A		1.74	% (b)	1.72	% (b)	-	‡
Net investment loss to average daily net assets	(0.68	)% *	(0.37)%		(0.08)%		-	‡
Portfolio turnover rate	29	% **	36%		58%		69%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Net investment income is less than $0.01 per share.

†††  Distributions from net investment income are less than $0.01 per share.

+  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$8.74		$7.64		$5.87		$8.18		$11.66		$13.90
Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.05	)***	(0.05	)***	(0.06	)***	(0.08	)***	(0.13	)***
Net realized and unrealized gain (loss) on investments	0.26		1.15		1.82		(2.25)		(3.40)		(0.84)
Total income (loss) from investment operations	0.23		1.10		1.77		(2.31)		(3.48)		(0.97)
Less distributions to shareholders:
Tax return of capital	-		-		-		-		-		(0.01)
From net realized gains	-		-		-		-		-		(1.26)
Total distributions	-		-		-		-		-		(1.27)
Net asset value, end of period	$8.97		$8.74		$7.64		$5.87		$8.18		$11.66
Total Return(a)	2.63	% **(c)	14.40	% (c)	30.15%		(28.24)%		(29.85)%		(7.49)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,643		$29,642		$37,976		$23,351		$27,226		$25,239
Ratio of expenses to average daily net assets:
Before expense waiver	1.31	% *	1.30%		1.30%		1.30%		1.30%		1.33%
After expense waiver#	N/A		1.27	% (b)	1.26	% (b)	1.29%		1.27%		1.28%
Net investment loss to average daily net assets	(0.59	)% *	(0.68)%		(0.78)%		(0.90)%		(0.86)%		(0.91)%
Portfolio turnover rate	52	% **	93%		128%		284%		160%		153%
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$8.87		$7.73		$5.93		$8.24		$11.72		$13.93
Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.03	)***	(0.04	)***	(0.04	)***	(0.05	)***	(0.09	)***
Net realized and unrealized gain (loss) on investments	0.26		1.17		1.84		(2.27)		(3.43)		(0.85)
Total income (loss) from investment operations	0.25		1.14		1.80		(2.31)		(3.48)		(0.94)
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.00	)††	-
Tax return of capital	-		-		-		-		-		(0.01)
From net realized gains	-		-		-		-		-		(1.26)
Total distributions	-		-		-		-		(0.00)		(1.27)
Net asset value, end of period	$9.12		$8.87		$7.73		$5.93		$8.24		$11.72
Total Return(a)	2.82	% **	14.75%		30.35%		(28.03)%		(29.68)%		(7.26)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$39,587		$39,546		$35,668		$24,204		$28,351		$27,061
Ratio of expenses to average daily net assets:
Before expense waiver	1.06	% *	1.06%		1.05%		1.05%		1.05%		1.08%
After expense waiver#	N/A		1.02	% (b)	1.01	% (b)	1.04%		1.02%		1.03%
Net investment loss to average daily net assets	(0.34	)% *	(0.44)%		(0.54)%		(0.65)%		(0.61)%		(0.65)%
Portfolio turnover rate	52	% **	93%		128%		284%		160%		153%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Distributions from net investment income is less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$8.94		$7.78		$5.95		$8.26		$11.75		$13.94
Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.02	)***	(0.03	)***	(0.03	)***	(0.05	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	0.26		1.18		1.86		(2.28)		(3.44)		(0.85)
Total income (loss) from investment operations	0.25		1.16		1.83		(2.31)		(3.49)		(0.92)
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.00	)††	-
Tax return of capital	-		-		-		-		-		(0.01)
From net realized gains	-		-		-		-		-		(1.26)
Total distributions	-		-		-		-		(0.00)		(1.27)
Net asset value, end of period	$9.19		$8.94		$7.78		$5.95		$8.26		$11.75
Total Return(a)	2.80	% **	14.91%		30.76%		(27.97)%		(29.67)%		(7.11)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,999		$15,791		$16,202		$9,379		$12,490		$48,079
Ratio of expenses to average daily net assets:
Before expense waiver	0.91	% *	0.90%		0.90%		0.90%		0.90%		0.92%
After expense waiver#	N/A		0.87	% (b)	0.86	% (b)	0.89%		0.87%		0.88%
Net investment loss to average daily net assets	(0.19	)% *	(0.29)%		(0.38)%		(0.50)%		(0.49)%		(0.50)%
Portfolio turnover rate	52	% **	93%		128%		284%		160%		153%
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$8.97		$7.79		$5.96		$8.27		$11.75		$13.94
Income (loss) from investment operations:
Net investment loss	(0.01	)***	(0.02	)***	(0.02	)***	(0.03	)***	(0.04	)***	(0.06	)***
Net realized and unrealized gain (loss) on investments	0.26		1.20		1.85		(2.28)		(3.43)		(0.86)
Total income (loss) from investment operations	0.25		1.18		1.83		(2.31)		(3.47)		(0.92)
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.01)		-
Tax return of capital	-		-		-		-		-		(0.01)
From net realized gains	-		-		-		-		-		(1.26)
Total distributions	-		-		-		-		(0.01)		(1.27)
Net asset value, end of period	$9.22		$8.97		$7.79		$5.96		$8.27		$11.75
Total Return(a)	2.79	% **	15.15%		30.70%		(27.93)%		(29.52)%		(7.11)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,910		$50,160		$68,504		$47,443		$81,248		$120,207
Ratio of expenses to average daily net assets:
Before expense waiver	0.84	% *	0.83%		0.83%		0.83%		0.83%		0.85%
After expense waiver#	N/A		0.80	% (b)	0.79	% (b)	0.82%		0.80%		0.81%
Net investment loss to average daily net assets	(0.12	)% *	(0.22)%		(0.32)%		(0.43)%		(0.40)%		(0.43)%
Portfolio turnover rate	52	% **	93%		128%		284%		160%		153%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Distributions from net investment income is less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$8.67		$7.59		$5.85		$5.86
Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.08	)***	(0.07	)***	(0.00	)***††
Net realized and unrealized gain (loss) on investments	0.25		1.16		1.81		(0.01)
Total income (loss) from investment operations	0.21		1.08		1.74		(0.01)
Net asset value, end of period	$8.88		$8.67		$7.59		$5.85

Total Return(a)	2.42	% **(c)	14.23	% (c)	29.74	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$152		$149		$137		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.61	% *	1.60%		1.60%		-	‡
After expense waiver	N/A		1.57	% (b)	1.56	% (b)	-	‡
Net investment loss to average daily net assets	(0.89	)% *	(0.99)%		(1.09)%		-	‡
Portfolio turnover rate	52	% **	93%		128%		284%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Net investment loss is less than $0.01 per share.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce the operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$13.09		$11.17		$8.12		$10.33		$10.48		$10.00
Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.10	)***	(0.09	)***	(0.08	)***	(0.09	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.14		2.04		3.14		(2.13)		(0.06)		0.50
Total income (loss) from investment operations	0.09		1.94		3.05		(2.21)		(0.15)		0.48
Less distributions to shareholders:
From net realized gains	-		(0.02)		-		-		-		-
Net asset value, end of period	$13.18		$13.09		$11.17		$8.12		$10.33		$10.48
Total Return(a)	0.69	% (c)**	17.41	% (c)	37.56%		(21.39)%		(1.43)%		4.80	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$240,394		$208,278		$93,526		$30,968		$14,113		$2,861
Ratio of expenses to average daily net assets:
Before expense waiver	1.35	% *	1.35%		1.35%		1.36%		1.35%		1.37	% *
After expense waiver#	N/A		1.34	% (b)	1.34	% (b)	1.35	% (b)	1.35%		N/A
Net investment loss to average daily net assets	(0.76	)% *	(0.89)%		(0.93)%		(0.96)%		(0.89)%		(0.40	)% *
Portfolio turnover rate	12	% **	42%		54%		61%		49%		37	% **
	Class L
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$13.24		$11.27		$8.17		$10.37		$10.50		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.08	)***	(0.07	)***	(0.07	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.14		2.07		3.17		(2.13)		(0.07)		0.52
Total income (loss) from investment operations	0.11		1.99		3.10		(2.20)		(0.13)		0.50
Less distributions to shareholders:
From net realized gains	-		(0.02)		-		-		-		-
Net asset value, end of period	$13.35		$13.24		$11.27		$8.17		$10.37		$10.50
Total Return(a)	0.83	% **	17.70%		37.94%		(21.22)%		(1.24)%		5.00	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$405,148		$403,972		$225,279		$116,835		$136,206		$126,876
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.10%		1.10%		1.11%		1.10%		1.12	% *
After expense waiver#	N/A		1.09	% (b)	1.09	% (b)	1.09	% (b)	1.10%		N/A
Net investment loss to average daily net assets	(0.51	)% *	(0.65)%		(0.68)%		(0.72)%		(0.59)%		(0.25	)% *
Portfolio turnover rate	12	% **	42%		54%		61%		49%		37	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period June 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$13.35		$11.34		$8.21		$10.40		$10.51		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.06	)***	(0.05	)***	(0.04	)***	(0.05	)***	(0.00	)***††
Net realized and unrealized gain (loss) on investments	0.14		2.09		3.18		(2.15)		(0.06)		0.51
Total income (loss) from investment operations	0.12		2.03		3.13		(2.19)		(0.11)		0.51
Less distributions to shareholders:
From net realized gains	-		(0.02)		-		-		-		-
Net asset value, end of period	$13.47		$13.35		$11.34		$8.21		$10.40		$10.51
Total Return(a)	0.90	% **	17.94%		38.12%		(21.06)%		(1.05)%		5.10	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$113,773		$99,126		$51,284		$27,835		$622		$267
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.95%		0.95%		0.98%		0.95%		0.97	% *
After expense waiver#	N/A		0.94	% (b)	0.94	% (b)	0.96	% (b)	0.95%		N/A
Net investment loss to average daily net assets	(0.36	)% *	(0.49)%		(0.53)%		(0.51)%		(0.48)%		(0.07	)% *
Portfolio turnover rate	12	% **	42%		54%		61%		49%		37	% **
	Class S
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$13.39		$11.37		$8.22		$10.41		$10.51		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.05	)***	(0.04	)***	(0.04	)***	(0.03	)***	(0.00	)***††
Net realized and unrealized gain (loss) on investments	0.15		2.09		3.19		(2.15)		(0.07)		0.51
Total income (loss) from investment operations	0.13		2.04		3.15		(2.19)		(0.10)		0.51
Less distributions to shareholders:
From net realized gains	-		(0.02)		-		-		-		-
Net asset value, end of period	$13.52		$13.39		$11.37		$8.22		$10.41		$10.51
Total Return(a)	0.97	% **	17.98%		38.32%		(21.04)%		(0.95)%		5.10	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$208,840		$206,865		$125,907		$72,595		$88,921		$90,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.86%		0.86%		0.87%		0.86%		0.88	% *
After expense waiver#	N/A		0.85	% (b)	0.85	% (b)	0.85	% (b)	0.86%		N/A
Net investment loss to average daily net assets	(0.27	)% *	(0.41)%		(0.44)%		(0.48)%		(0.34)%		(0.01	)% *
Portfolio turnover rate	12	% **	42%		54%		61%		49%		37	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Net investment loss is less than $0.01 per share.

+  For the period June 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001 and January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with the certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$12.97		$11.10		$8.09		$8.05
Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.14	)***	(0.12	)***	(0.00	)***††
Net realized and unrealized gain on investments	0.14		2.03		3.13		0.04
Total income from investment operations	0.07		1.89		3.01		0.04
Less distributions to shareholders:
From net realized gains	-		(0.02)		-		-
Net asset value, end of period	$13.04		$12.97		$11.10		$8.09

Total Return(a)	0.54	% (c)**	17.07	% (c)	37.21	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,265		$1,096		$617		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.65	% *	1.65%		1.66%		-	‡
After expense waiver	N/A		1.64	% (b)	1.65	% (b)	-	‡
Net investment loss to average daily net assets	(1.06	)% *	(1.19)%		(1.22)%		-	‡
Portfolio turnover rate	12	% **	42%		54%		61%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares mehod.

†  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

††  Net investment loss is less than $0.01 per share.

‡  Amounts are de minimis due to the short period of operations.

++  Class N commenced operations on December 31, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the peiods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$14.22		$12.56		$8.76		$11.79		$13.37		$15.86
Income (loss) from investment operations:
Net investment loss	(0.06	)***	(0.13	)***	(0.12	)***	(0.11	)***	(0.08	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	0.14		1.79		3.92		(2.92)		(1.50)		(2.08)
Total income (loss) from investment operations	0.08		1.66		3.80		(3.03)		(1.58)		(2.12)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.00	)†
Tax return of capital	-		-		-		-		-		(0.00	)†
From net realized gains	-		-		-		-		-		(0.37)
Total distributions	-		-		-		-		-		(0.37)
Net asset value, end of period	$14.30		$14.22		$12.56		$8.76		$11.79		$13.37
Total Return(a)	0.56	% **(c)	13.22	% (c)	43.38%		(25.70)%		(11.82)%		(13.82)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$75,825		$77,739		$67,686		$35,509		$32,095		$15,854
Ratio of expenses to average daily net assets:
Before expense waiver	1.51	% *	1.52%		1.51%		1.51%		1.51%		1.53%
After expense waiver#	N/A		1.48	% (b)	1.49	% (b)	1.50	% (b)	1.49%		1.50%
Net investment loss to average daily net assets	(0.93	)% *	(1.01)%		(1.11)%		(1.08)%		(0.67)%		(0.28)%
Portfolio turnover rate	29	% **	64%		56%		51%		114%		97%
	Class L
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$14.41		$12.70		$8.83		$11.85		$13.41		$15.88
Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.10	)***	(0.09	)***	(0.08	)***	(0.05	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.14		1.81		3.96		(2.94)		(1.51)		(2.08)
Total income (loss) from investment operations	0.09		1.71		3.87		(3.02)		(1.56)		(2.09)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.01)
Tax return of capital	-		-		-		-		-		(0.00	)†
From net realized gains	-		-		-		-		-		(0.37)
Total distributions	-		-		-		-		-		(0.38)
Net asset value, end of period	$14.50		$14.41		$12.70		$8.83		$11.85		$13.41
Total Return(a)	0.62	% **	13.46%		43.83%		(25.49)%		(11.63)%		(13.54)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$90,290		$90,941		$85,885		$44,419		$43,839		$21,000
Ratio of expenses to average daily net assets:
Before expense waiver	1.26	% *	1.26%		1.26%		1.26%		1.26%		1.28%
After expense waiver#	N/A		1.23	% (b)	1.24	% (b)	1.25	% (b)	1.24%		1.25%
Net investment loss to average daily net assets	(0.68	)% *	(0.76)%		(0.86)%		(0.83)%		(0.40)%		(0.03)%
Portfolio turnover rate	29	% **	64%		56%		51%		114%		97%

*  Annualized.

**  Percentages represent results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net investment income and tax return of capital are less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Account (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figured would be lower for the period presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$14.52		$12.77		$8.87		$11.89		$13.43		$15.90
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.08	)***	(0.08	)***	(0.07	)***	(0.03	)***	0.02 ***
Net realized and unrealized gain (loss) on investments	0.14		1.83		3.98		(2.95)		(1.51)		(2.10)
Total income (loss) from investment operations	0.10		1.75		3.90		(3.02)		(1.54)		(2.08)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.02)
Tax return of capital	-		-		-		-		-		(0.00)†
From net realized gains	-		-		-		-		-		(0.37)
Total distributions	-		-		-		-		-		(0.39)
Net asset value, end of period	$14.62		$14.52		$12.77		$8.87		$11.89		$13.43
Total Return(a)	0.69	% **	13.70%		43.97%		(25.40)%		(11.47)%		(13.44)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$103,133		$92,812		$87,801		$43,123		$44,759		$35,864
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.12%		1.11%		1.11%		1.11%		1.13%
After expense waiver#	N/A		1.08	% (b)	1.09	% (b)	1.10	% (b)	1.09%		1.10%
Net investment income (loss) to average daily net assets	(0.53	)% *	(0.61)%		(0.71)%		(0.68)%		(0.25)%		0.11%
Portfolio turnover rate	29	% **	64%		56%		51%		114%		97%
	Class S
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Year ended 12/31/00
Net asset value, beginning of period	$14.61		$12.84		$8.91		$11.92		$13.45		$15.91
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.06	)***	(0.06	)***	(0.06	)***	(0.01	)***	0.04 ***
Net realized and unrealized gain (loss) on investments	0.15		1.83		3.99		(2.95)		(1.52)		(2.10)
Total income (loss) from investment operations	0.12		1.77		3.93		(3.01)		(1.53)		(2.06)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.03)
Tax return of capital	-		-		-		-		-		(0.00)†
From net realized gains	-		-		-		-		-		(0.37)
Total distributions	-		-		-		-		-		(0.40)
Net asset value, end of period	$14.73		$14.61		$12.84		$8.91		$11.92		$13.45
Total Return(a)	0.82	% **	13.79%		44.11%		(25.25)%		(11.38)%		(13.32)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$238,776		$241,673		$243,909		$123,762		$156,565		$147,368
Ratio of expenses to average daily net assets:
Before expense waiver	0.97	% *	0.97%		0.97%		0.97%		0.97%		0.99%
After expense waiver#	N/A		0.94	% (b)	0.95	% (b)	0.96	% (b)	0.95%		0.97%
Net investment income (loss) to average daily net assets	(0.39	)% *	(0.47)%		(0.57)%		(0.54)%		(0.09)%		0.26%
Portfolio turnover rate	29	% **	64%		56%		51%		114%		97%

*  Annualized.

**  Percentages represent results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Tax return of capital is less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investments transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001 and the period January 1, 2002 through April 30, 2002.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  The Fund enetered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$14.07		$12.47		$8.72		$8.68
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.16)		(0.15	)***	(0.00	)***†
Net realized and unrealized gain on investments	0.14		1.76		3.90		0.04
Total income from investment operations	0.06		1.60		3.75		0.04
Net asset value, end of period	$14.13		$14.07		$12.47		$8.72

Total Return(a)	0.43	% (c) **	12.83	% (c)	43.00	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$828		$816		$149		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.81	% *	1.82%		1.81%		-	‡
After expense waiver	N/A		1.78	% (b)	1.79	% (b)	-	‡
Net investment loss to average daily net assets	(1.23	)% *	(1.31)%		(1.41)%		-	‡
Portfolio turnover rate	29	% **	64%		56%		51%

*  Annualized.

**  Percentage represents results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Account (SIAs) may be subject to certain charges set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these changes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.05		$10.67		$6.99		$10.00		$10.00
Income (loss) from investment operations:
Net investment loss	(0.05	)***	(0.08	)***	(0.10	)***	(0.06	)***	-
Net realized and unrealized gain (loss) on investments	(0.69)		0.20	†	4.30		(2.95)		-
Total income (loss) from investment operations	(0.74)		0.12		4.20		(3.01)		0.00
Less distributions to shareholders:
From net realized gains	-		(0.74)		(0.52)		-		-
Net asset value, end of period	$9.31		$10.05		$10.67		$6.99		$10.00

Total Return(a)	(7.27	)% (c)**	1.70	% (c)	60.01%		(30.10)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$62,057		$66,985		$54,038		$5,038		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.55	% *	1.52%		1.58%		1.83%		-
After expense waiver#	1.50	% *	1.35	% (b)	1.37	% (b)	1.16	% (b)	-
Net investment loss to average daily net assets	(1.18	)% *	(0.77)%		(1.00)%		(0.80)%		-
Portfolio turnover rate	113	% **	220%		141%		150%		-
	Class L
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.14		$10.74		$7.01		$10.00		$10.00
Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.05	)***	(0.07	)***	(0.04	)***	-
Net realized and unrealized gain (loss) on investments	(0.69)		0.19	†	4.32		(2.95)		-
Total income (loss) from investment operations	(0.73)		0.14		4.25		(2.99)		0.00
Less distributions to shareholders:
From net realized gains	-		(0.74)		(0.52)		-		-
Net asset value, end of period	$9.41		$10.14		$10.74		$7.01		$10.00

Total Return(a)	(7.20	)% **	1.97%		60.55%		(29.90)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,975		$43,008		$35,948		$10,319		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.29	% *	1.27%		1.33%		1.58%		-
After expense waiver#	1.25	% *	1.10	% (b)	1.10	% (b)	0.92	% (b)	-
Net investment loss to average daily net assets	(0.89	)% *	(0.54)%		(0.72)%		(0.59)%		-
Portfolio turnover rate	113	% **	220%		141%		150%		-

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004 and the period January 1, 2005 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.19		$10.77		$7.02		$10.00		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.04	)***	(0.05	)***	(0.04	)***	-
Net realized and unrealized gain (loss) on investments	(0.70)		0.20	†	4.32		(2.94)		-
Total income (loss) from investment operations	(0.73)		0.16		4.27		(2.98)		0.00
Less distributions to shareholders:
From net realized gains	-		(0.74)		(0.52)		-		-
Net asset value, end of period	$9.46		$10.19		$10.77		$7.02		$10.00
Total Return(a)	(7.07	)% **	2.06%		60.75%		(29.80)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$28,460		$40,990		$37,730		$10,545		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.12%		1.18%		1.43%		-
After expense waiver#	1.10	% *	0.95	% (b)	0.95	% (b)	0.83	% (b)	-
Net investment loss to average daily net assets	(0.75	)% *	(0.40)%		(0.60)%		(0.52)%		-
Portfolio turnover rate	113	% **	220%		141%		150%		-
	Class S
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.21		$10.78		$7.02		$10.00		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.04	)***	(0.05	)***	(0.03	)***	-
Net realized and unrealized gain (loss) on investments	(0.70)		0.21	†	4.33		(2.95)		-
Total income (loss) from investment operations	(0.73)		0.17		4.28		(2.98)		0.00
Less distributions to shareholders:
From net realized gains	-		(0.74)		(0.52)		-		-
Net asset value, end of period	$9.48		$10.21		$10.78		$7.02		$10.00

Total Return(a)	(7.15	)% **	2.25%		60.66%		(29.70)%		-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$23,323		$28,081		$30,181		$8,763		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.08%		1.14%		1.39%		-
After expense waiver#	1.06	% *	0.92	% (b)	0.92	% (b)	0.80	% (b)	-
Net investment loss to average daily net assets	(0.73	)% *	(0.34)%		(0.55)%		(0.41)%		-
Portfolio turnover rate	113	% **	220%		141%		150%		-

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  The Fund commenced operations on December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2002, 2003 and 2004 and the period January 1, 2005 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)†††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.93		$10.59		$6.95		$6.90
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.11	)***	(0.13	)***	0.00	***††
Net realized and unrealized gain (loss) on investments	(0.68)		0.19	†	4.29		0.05
Total income (loss) from investment operations	(0.74)		0.08		4.16		0.05
Less distributions to shareholders:
From net realized gains	-		(0.74)		(0.52)		-
Net asset value, end of period	$9.19		$9.93		$10.59		$6.95

Total Return(a)	(7.36	)% (c)**	1.33	% (c)	59.78	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,040		$910		$953		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.85	% *	1.82%		1.88%		-	‡
After expense waiver#	1.80	% *	1.65	% (b)	1.68	% (b)	-	‡
Net investment loss to average daily net assets	(1.49	)% *	(1.06)%		(1.31)%		-	‡
Portfolio turnover rate	113	% **	220%		141%		150%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

††  Net investment income is less than $0.01 per share.

†††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003 and 2004 and the period January 1, 2005 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$5.88		$5.13		$3.53		$6.11		$7.31		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.07	)***	(0.06	)***	(0.05	)***	(0.06	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(0.29)		0.82		1.66		(2.53)		(1.14)		(2.64)
Total income (loss) from investment operations	(0.32)		0.75		1.60		(2.58)		(1.20)		(2.69)
Net asset value, end of period	$5.56		$5.88		$5.13		$3.53		$6.11		$7.31
Total Return(a)	0.00	% (b)**	14.62	% (b)	45.33%		(42.23)%		(16.53)%		(26.80	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$23,830		$27,052		$26,130		$10,153		$12,760		$5,197
Ratio of expenses to average daily net assets:
Before expense waiver	1.46	% *	1.47%		1.48%		1.46%		1.44%		1.48	% *
After expense waiver#	1.46%		N/A		1.45%		1.39%		1.41%		N/A
Net investment loss to average daily net assets	(0.56	)% *	(1.32)%		(1.32)%		(1.23)%		(0.96)%		(0.82	)% *
Portfolio turnover rate	56	% **	176%		198%		175%		139%		132	% **
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$5.94		$5.18		$3.55		$6.13		$7.31		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.06	)***	(0.05	)***	(0.04	)***	(0.04	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	(0.29)		0.82		1.68		(2.54)		(1.14)		(2.66)
Total income (loss) from investment operations	(0.31)		0.76		1.63		(2.58)		(1.18)		(2.69)
Net asset value, end of period	$5.63		$5.94		$5.18		$3.55		$6.13		$7.31
Total Return(a)	0.00	% **	14.67%		45.92%		(42.09)%		(16.37)%		(26.70	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$61,731		$65,342		$49,424		$20,924		$26,106		$12,753
Ratio of expenses to average daily net assets:
Before expense waiver	1.21	% *	1.22%		1.23%		1.21%		1.18%		1.23	% *
After expense waiver#	1.21%		N/A		1.20%		1.14%		1.16%		N/A
Net investment loss to average daily net assets	(0.43	)% *	(1.06)%		(1.07)%		(0.98)%		(0.71)%		(0.54	)% *
Portfolio turnover rate	56	% **	176%		198%		175%		139%		132	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.

(a)  Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$5.99		$5.21		$3.57		$6.15		$7.32		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.05	)***	(0.04	)***	(0.04	)***	(0.03	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.29)		0.83		1.68		(2.54)		(1.14)		(2.66)
Total income (loss) from investment operations	(0.31)		0.78		1.64		(2.58)		(1.17)		(2.68)
Net asset value, end of period	$5.68		$5.99		$5.21		$3.57		$6.15		$7.32
Total Return(a)	0.00	% **	14.97%		45.94%		(41.95)%		(16.10)%		(26.70	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,236		$4,427		$3,051		$1,664		$3,309		$3,222
Ratio of expenses to average daily net assets:
Before expense waiver	1.06	% *	1.07%		1.08%		1.06%		1.04%		1.06	% *
After expense waiver#	1.06%		N/A		1.04%		0.99%		1.01%		N/A
Net investment loss to average daily net assets	(0.36	)% *	(0.91)%		(0.91)%		(0.83)%		(0.55)%		(0.35	)% *
Portfolio turnover rate	56	% **	176%		198%		175%		139%		132	% **
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01		Period ended 12/31/00+
Net asset value, beginning of period	$6.03		$5.24		$3.58		$6.15		$7.32		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.04	)***	(0.04	)***	(0.03	)***	(0.03	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.29)		0.83		1.70		(2.54)		(1.14)		(2.66)
Total income (loss) from investment operations	(0.31)		0.79		1.66		(2.57)		(1.17)		(2.68)
Net asset value, end of period	$5.72		$6.03		$5.24		$3.58		$6.15		$7.32
Total Return(a)	0.00	% **	15.08%		46.37%		(41.79)%		(16.10)%		(26.70	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$39,485		$39,812		$41,306		$24,658		$56,195		$58,872
Ratio of expenses to average daily net assets:
Before expense waiver	0.96	% *	0.97%		0.98%		0.96%		0.94%		0.98	% *
After expense waiver#	0.96%		N/A		0.94%		0.89%		0.91%		N/A
Net investment income (loss) to average daily net assets	(0.31	)% *	0.81%		(0.81)%		(0.73)%		(0.45)%		(0.29	)% *
Portfolio turnover rate	56	% **	176%		198%		175%		139%		132	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001 and the years ended December 31, 2002 and 2003.

(a)  Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$5.82		$5.09		$3.51		$3.50
Income (loss) from investment operations:
Net investment loss	(0.04	)***	(0.08	)***	(0.07	)***	(0.00	)***†
Net realized and unrealized gain on investments	(0.29)		0.81		1.65		0.01
Total income from investment operations	(0.33)		0.73		1.58		0.01
Net asset value, end of period	$5.49		$5.82		$5.09		$3.51

Total Return(a)	0.00	% (b)**	14.34	% (b)	45.01	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$159		$168		$147		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.76	% *	1.77%		1.78%		-	‡
After expense waiver#	1.76%		N/A		1.74%		-	‡
Net investment loss to average daily net assets	(0.71	)% *	(1.61)%		(1.61)%		-	‡
Portfolio turnover rate	56	% **	176%		198%		175%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31,2002 and year ended 2003.

(a)  Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.94		$9.55		$7.36		$8.41		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.05	***	0.02	***	0.01	***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(0.16)		1.63		2.18		(1.05)		(1.54)
Total income (loss) from investment operations	(0.06)		1.68		2.20		(1.04)		(1.59)
Less distributions to shareholders:
From net investment income	-		(0.06)		(0.01)		(0.01)		-
From net realized gains	-		(0.23)		-		-		-
Tax return of capital	-		-		-		(0.00	)†	-
Total distributions	-		(0.29)		(0.01)		(0.01)		-
Net asset value, end of period	$10.88		$10.94		$9.55		$7.36		$8.41
Total Return(a)	(0.64	)% (c)**	17.53	% (c)	30.27%		(12.66)%		(15.90	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$157,789		$134,927		$65,012		$18,674		$1,159
Ratio of expenses to average daily net assets:
Before expense waiver	1.62	% *	1.64%		1.74%		2.13%		1.95	% *
After expense waiver#	N/A		1.63	% (b)	1.64	% (b)	1.63	% (b)	1.73	% *
Net investment income (loss) to average daily net assets	1.84	% *	0.49%		0.22%		0.09%		(0.91	)% *
Portfolio turnover rate	33	% **	66%		92%		138%		111	% **
	Class L
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$10.99		$9.59		$7.35		$8.42		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.08	***	0.04	***	0.02	***	(0.03	)***
Net realized and unrealized gain (loss) on investments	(0.16)		1.63		2.23		(1.08)		(1.55)
Total income (loss) from investment operations	(0.05)		1.71		2.27		(1.06)		(1.58)
Less distributions to shareholders:
From net investment income	-		(0.08)		(0.03)		(0.01)		-
From net realized gains	-		(0.23)		-		-		-
Tax return of capital	-		-		-		(0.00	)†	-
Total distributions	-		(0.31)		(0.03)		(0.01)		-
Net asset value, end of period	$10.94		$10.99		$9.59		$7.35		$8.42
Total Return(a)	(0.46	)% **	17.77%		30.68%		(12.44)%		(15.80	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$180,070		$175,493		$81,542		$19,236		$899
Ratio of expenses to average daily net assets:
Before expense waiver	1.37	% *	1.39%		1.49%		1.88%		1.78	% *
After expense waiver#	N/A		1.38	% (b)	1.39	% (b)	1.37	% (b)	1.56	% *
Net investment income (loss) to average daily net assets	1.99	% *	0.75%		0.44%		0.20%		(0.59	)% *
Portfolio turnover rate	33	% **	66%		92%		138%		111	% **

*  Annualized.

**  Percentages represent the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Tax return of capital is less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the years ended December 31, 2002, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$11.01		$9.61		$7.36		$8.43		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.09	***	0.04	***	(0.00	)***†	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.16)		1.63		2.25		(1.05)		(1.57)
Total income (loss) from investment operations	(0.04)		1.72		2.29		(1.05)		(1.57)
Less distributions to shareholders:
From net investment income	-		(0.09)		(0.04)		(0.02)		-
From net realized gains	-		(0.23)		-		-		-
Tax return of capital	-		-		-		(0.00	)†	-
Total distributions	-		(0.32)		(0.04)		(0.02)		-
Net asset value, end of period	$10.97		$11.01		$9.61		$7.36		$8.43
Total Return(a)	(0.36	)% **	17.84%		30.88%		(12.34)%		(15.70	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$97,792		$93,675		$72,650		$19,204		$88
Ratio of expenses to average daily net assets:
Before expense waiver	1.22	% *	1.24%		1.34%		1.73%		1.90	% *
After expense waiver#	N/A		1.23	% (b)	1.24	% (b)	1.22	% (b)	1.69	% *
Net investment income (loss) to average daily net assets	2.17	% *	0.91%		0.50%		(0.02)%		0.08	% *
Portfolio turnover rate	33	% **	66%		92%		138%		111	% **
	Class S
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Year ended 12/31/02		Period ended 12/31/01+
Net asset value, beginning of period	$11.03		$9.62		$7.37		$8.43		$10.00
Income (loss) from investment operations:
Net investment income	0.12	***	0.10	***	0.06	***	0.05	***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.16)		1.63		2.23		(1.09)		(1.58)
Total income (loss) from investment operations	(0.04)		1.73		2.29		(1.04)		(1.57)
Less distributions to shareholders:
From net investment income	-		(0.09)		(0.04)		(0.02)		-
From net realized gains	-		(0.23)		-		-		-
Tax return of capital	-		-		-		(0.00	)†	-
Total distributions	-		(0.32)		(0.04)		(0.02)		-
Net asset value, end of period	$10.99		$11.03		$9.62		$7.37		$8.43
Total Return(a)	(0.36	)% **	17.98%		30.87%		(12.23)%		(15.70	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$241,218		$211,818		$134,965		$54,437		$20,893
Ratio of expenses to average daily net assets:
Before expense waiver	1.17	% *	1.19%		1.29%		1.68%		1.85	% *
After expense waiver#	N/A		1.18	% (b)	1.19	% (b)	1.18	% (b)	1.63	% *
Net investment income to average daily net assets	2.23	% *	0.96%		0.69%		0.68%		0.14	% *
Portfolio turnover rate	33	% **	66%		92%		138%		111	% **

*  Annualized.

**  Percentages represent the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and tax return of capital are less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period October 1, 2001 through December 31, 2001, the years ended December 31, 2002, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)††		Year ended 12/31/04		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.86		$9.50		$7.31		$7.24
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.02	***	(0.02	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.17)		1.61		2.21		0.07
Total income (loss) from investment operations	(0.08)		1.63		2.19		0.07
Less distributions to shareholders:
From net investment income	-		(0.04)		-		-
From net realized gains	-		(0.23)		-		-
Total distributions	-		(0.27)		-		-
Net asset value, end of period	$10.78		$10.86		$9.50		$7.31

Total Return(a)	(0.74	)% (c)**	17.12	% (c)	29.96	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,444		$884		$255		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.92	% *	1.94%		2.04%		-	‡
After expense waiver#	N/A		1.93	% (b)	1.94	% (b)	-	‡
Net investment income (loss) to average daily net assets	1.68	% *	0.17%		(0.22)%		-	‡
Portfolio turnover rate	33	% **	66%		92%		138%

*  Annualized.

**  Percentages represent the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

††  Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into agreement with certain brokers to rebate a portions of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.32		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.62	***	0.00
Net realized and unrealized gain on investments	0.14		0.01		0.00
Total income from investment operations	0.12		0.63		0.00
Less distributions to shareholders:
From net investment income	-		(0.27)		-
From net realized gains	-		(0.04)		-
Total distributions	-		(0.31)		-
Net asset value, end of period	$10.44		$10.32		$10.00
Total Return(a)	1.26	% (b)**	6.35	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$22,738		$11,819		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.48	% *	0.50%		-	‡
After expense waiver#	N/A		0.50%		-	‡
Net investment income (loss) to average daily net assets	(0.37	)% *	6.00%		-	‡
Portfolio turnover rate	8	% **	33%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.34		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.34	***	0.00
Net realized and unrealized gain on investments	0.15		0.32		0.00
Total income from investment operations	0.14		0.66		0.00
Less distributions to shareholders:
From net investment income	-		(0.28)		-
From net realized gains	-		(0.04)		-
Total distributions	-		(0.32)		-
Net asset value, end of period	$10.48		$10.34		$10.00

Total Return(a)	1.35	% **	6.62%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$106,051		$97,859		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.23	% *	0.23%		-	‡
After expense waiver#	N/A		0.23%		-	‡
Net investment income (loss) to average daily net assets	(0.12	)% *	3.36%		-	‡
Portfolio turnover rate	8	% **	33%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

††  Net investment income is less than 0.01%.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimus due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods ended December 31, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$10.35		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.45 ***	0.00
Net realized and unrealized gain on investments	0.13		0.23	0.00
Total income from investment operations	0.13		0.68	0.00
Less distributions to shareholders:
From net investment income	-		(0.29)	-
From net realized gains	-		(0.04)	-
Total distributions	-		(0.33)	-
Net asset value, end of period	$10.48		$10.35	$10.00
Total Return(a)	1.35	%**	6.80%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$93,182		$80,590	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.13	% *	0.13%	-	‡
After expense waiver#	N/A		0.13%	-	‡
Net investment income (loss) to average daily net assets	(0.02	)% *	4.38%	-	‡
Portfolio turnover rate	8	% **	33%	N/A
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$10.34		$10.00	$10.00
Income (loss) from investment operations:
Net investment income	0.00	***†	0.37 ***	0.00
Net realized and unrealized gain on investments	0.14		0.30	0.00
Total income from investment operations	0.14		0.67	0.00
Less distributions to shareholders:
From net investment income	-		(0.29)	-
From net realized gains	-		(0.04)	-
Total distributions	-		(0.33)	-
Net asset value, end of period	$10.48		$10.34	$10.00

Total Return(a)	1.45	% **	6.71%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,396		$1,195	$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.10	% *	0.71%	-	‡
After expense waiver#	N/A		0.12%	-	‡
Net investment income to average daily net assets	0.00	% *††	3.64%	-	‡
Portfolio turnover rate	8	% **	33%	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

††  Net investment income is less than 0.01%.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimus due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods ended December 31, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.34		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.15	***	0.00
Net realized and unrealized gain on investments	0.13		0.45		0.00
Total income from investment operations	0.10		0.60		0.00
Less distributions to shareholders:
From net investment income	-		(0.22)		-
From net realized gains	-		(0.04)		-
Total distributions	-		(0.26)		-
Net asset value, end of period	$10.44		$10.34		$10.00
Total Return(a)	1.06	% (b)**	6.02	% (b)	0.00	%‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$105		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	1.53%		-	‡
After expense waiver#	N/A		0.80%		N/A‡
Net investment income (loss) to average daily net assets	(0.68	)% *	1.52%		0.00	%‡
Portfolio turnover rate	8	% **	33%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimus due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods ended December 31, 2003 and 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.54		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.56	***	0.00
Net realized and unrealized gain on investments	0.12		0.18		0.00
Total income from investment operations	0.10		0.74		0.00
Less distributions to shareholders:
From net investment income	-		(0.18)		-
From net realized gains	-		(0.02)		-
Total distributions	-		(0.20)		-
Net asset value, end of period	$10.64		$10.54		$10.00

Total Return(a)	0.95	% (b)**	7.36	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,842		$7,272		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.58	% *	1.13%		-	‡
After expense waiver#	0.50	% *	0.50%		-	‡
Net investment income (loss) to average daily net assets	(0.41	)% *	5.34%		-	‡
Portfolio turnover rate	7	% **	28%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.56		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	1.25	***	0.00
Net realized and unrealized gain (loss) on investments	0.12		(0.48)		0.00
Total income from investment operations	0.11		0.77		0.00
Less distributions to shareholders:
From net investment income	-		(0.19)		-
From net realized gains	-		(0.02)		-
Total distributions	-		(0.21)		-
Net asset value, end of period	$10.67		$10.56		$10.00

Total Return(a)	1.04	% **	7.68%		0.00	%‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,404		$22,880		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.33	% *	0.88%		-	‡
After expense waiver#	0.25	% *	0.25%		-	‡
Net investment income (loss) to average daily net assets	(0.15	)% *	12.10%		-	‡
Portfolio turnover rate	7	% **	28%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$10.56		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.85 ***	0.00
Net realized and unrealized gain (loss) on investments	0.12		(0.08)	0.00
Total income from investment operations	0.12		0.77	0.00
Less distributions to shareholders:
From net investment income	-		(0.19)	-
From net realized gains	-		(0.02)	-
Total distributions	-		(0.21)	-
Net asset value, end of period	$10.68		$10.56	$10.00

Total Return(a)	1.14	% **	7.69%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$27,256		$5,605	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.23	% *	0.78%	-	‡
After expense waiver#	0.15	% *	0.15%	-	‡
Net investment income (loss) to average daily net assets	(0.07	)% *	8.17%	-	‡
Portfolio turnover rate	7	% **	28%	N/A
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$10.57		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.36 ***	0.00
Net realized and unrealized gain on investments	0.12		0.42	0.00
Total income from investment operations	0.12		0.78	0.00
Less distributions to shareholders:
From net investment income	-		(0.19)	-
From net realized gains	-		(0.02)	-
Total distributions	-		(0.21)	-
Net asset value, end of period	$10.69		$10.57	$10.00

Total Return(a)	1.14	% **	7.80%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,098		$2,319	$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.18	% *	0.73%	-	‡
After expense waiver#	0.10	% *	0.10%	-	‡
Net investment income (loss) to average daily net assets	(0.01	)% *	3.49%	-	‡
Portfolio turnover rate	7	% **	28%	N/A

*  Annualized.

**  Percentages represent results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Year ended 12/31/03+
Net asset value, beginning of period	$10.56		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.00	)†	0.00
Net realized and unrealized gain on investments	0.13		0.70		0.00
Total income from investment operations	0.09		0.70		0.00
Less distributions to shareholders:
From net investment income	-		(0.12)		-
From net realized gains	-		(0.02)		-
Total distributions	-		(0.14)		-
Net asset value, end of period	$10.65		$10.56		$10.00
Total Return(a)	0.85	% (b)**	6.98	% (b)	0.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$121		$107		$-
Ratio of expenses to average daily net assets:
Before expense waiver	0.88	% *	1.43%		-	‡
After expense waiver#	0.80	% *	0.80%		N/A‡
Net investment income (loss) to average daily net assets	(0.71	)% *	0.02%		0.00	%‡
Portfolio turnover rate	7	% **	28%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.75		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.64	***	0.00
Net realized and unrealized gain on investments	0.09		0.34		0.00
Total income from investment operations	0.06		0.98		0.00
Less distributions to shareholders:
From net investment income	-		(0.19)		-
From net realized gains	-		(0.04)		-
Total distributions	-		(0.23)		-
Net asset value, end of period	$10.81		$10.75		$10.00

Total Return(a)	0.56	% (b)**	9.76	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,697		$21,577		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.50	% *	0.52%		-	‡
After expense waiver#	0.50	% *	0.50%		-	‡
Net investment income (loss) to average daily net assets	(0.50	)% *	6.11%		-	‡
Portfolio turnover rate	7	% **	19%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.77		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.21	***	0.00
Net realized and unrealized gain on investments	0.09		0.79		0.00
Total income from investment operations	0.08		1.00		0.00
Less distributions to shareholders:
From net investment income	-		(0.19)		-
From net realized gains	-		(0.04)		-
Total distributions	-		(0.23)		-
Net asset value, end of period	$10.85		$10.77		$10.00

Total Return(a)	0.65	% **	10.07%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$216,733		$212,094		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.25	% *	0.26%		-	‡
After expense waiver#	0.25	% *	0.25%		-	‡
Net investment income (loss) to average daily net assets	(0.25	)% *	1.99%		-	‡
Portfolio turnover rate	7	% **	19%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return would be lower for the periods presented if they reflected these charges.

(b)  Total return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$10.77		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.81 ***	0.00
Net realized and unrealized gain on investments	0.09		0.20	0.00
Total income from investment operations	0.08		1.01	0.00
Less distributions to shareholders:
From net investment income	-		(0.20)	-
From net realized gains	-		(0.04)	-
Total distributions	-		(0.24)	-
Net asset value, end of period	$10.85		$10.77	$10.00

Total Return(a)	0.74	% **	10.07%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$44,718		$10,249	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.15	% *	0.19%	-	‡
After expense waiver#	0.15	% *	0.15%	-	‡
Net investment income (loss) to average daily net assets	(0.15	)% *	7.69%	-	‡
Portfolio turnover rate	7	% **	19%	N/A
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$10.78		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.52 ***	0.00
Net realized and unrealized gain on investments	0.09		0.50	0.00
Total income from investment operations	0.08		1.02	0.00
Less distributions to shareholders:
From net investment income	-		(0.20)	-
From net realized gains	-		(0.04)	-
Total distributions	-		(0.24)	-
Net asset value, end of period	$10.86		$10.78	$10.00

Total Return(a)	0.74	% **	10.19%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,729		$12,389	$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.10	% *	0.21%	-	‡
After expense waiver#	0.10	% *	0.10%	-	‡
Net investment income (loss) to average daily net assets	(0.10	)% *	5.00%	-	‡
Portfolio turnover rate	7	% **	19%	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.77		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	(0.04	)***	0.06	***	0.00
Net realized and unrealized gain on investments	0.09		0.88		0.00
Total income from investment operations	0.05		0.94		0.00
Less distributions to shareholders:
From net investment income	-		(0.13)		-
From net realized gains	-		(0.04)		-
Total distributions	-		(0.17)		-
Net asset value, end of period	$10.82		$10.77		$10.00

Total Return(a)	0.46	% (b)**	9.39	% (b)	0.00	%‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$193		$113		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	1.57%		-	‡
After expense waiver#	0.80	% *	0.80%		N/A‡
Net investment income to average daily net assets	(0.80	)% *	0.55%		0.00	%‡
Portfolio turnover rate	7	% **	19%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return would be lower for the periods presented if they reflected these charges.

(b)  Total return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.11		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.27	***	-
Net realized and unrealized gain on investments	0.02		0.95		-
Total income (loss) from investment operations	(0.01)		1.22		0.00
Less distributions to shareholders:
From net investment income	-		(0.10)		-
From net realized gains	-		(0.01)		-
Total distributions	-		(0.11)		-
Net asset value, end of period	$11.10		$11.11		$10.00

Total Return(a)	(0.09	)% (b)**	12.24	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$34,471		$21,459		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.50	% *	0.52%		-	‡
After expense waiver#	0.50	% *	0.50%		N/A‡
Net investment income (loss) to average daily net assets	(0.50	)% *	2.58%		0.00	%‡
Portfolio turnover rate	8	% **	10%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.13		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.10	***	-
Net realized and unrealized gain on investments	0.02		1.15		-
Total income from investment operations	0.01		1.25		0.00
Less distributions to shareholders:
From net investment income	-		(0.11)		-
From net realized gains	-		(0.01)		-
Total distributions	-		(0.12)		-
Net asset value, end of period	$11.14		$11.13		$10.00

Total Return(a)	0.09	% **	12.49%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$169,644		$168,132		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.25	% *	0.26%		-	‡
After expense waiver#	0.25	% *	0.25%		N/A‡
Net investment income (loss) to average daily net assets	(0.25	)% *	0.95%		0.00	%‡
Portfolio turnover rate	8	% **	10%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$11.13		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.43 ***	-
Net realized and unrealized gain (loss) on investments	(0.00)		0.83	-
Total income (loss) from investment operations	(0.01)		1.26	0.00
Less distributions to shareholders:
From net investment income	-		(0.12)	-
From net realized gains	-		(0.01)	-
Total distributions	-		(0.13)	-
Net asset value, end of period	$11.12		$11.13	$10.00

Total Return(a)	0.09	% **	12.60%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,596		$3,169	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.15	% *	0.23%	-	‡
After expense waiver#	0.15	% *	0.15%	N/A‡
Net investment income (loss) to average daily net assets	(0.15	)% *	4.02%	0.00	%‡
Portfolio turnover rate	8	% **	10%	N/A
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$11.14		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.33 ***	-
Net realized and unrealized gain on investments	0.02		0.94	-
Total income from investment operations	0.01		1.27	0.00
Less distributions to shareholders:
From net investment income	-		(0.12)	-
From net realized gains	-		(0.01)	-
Total distributions	-		(0.13)	-
Net asset value, end of period	$11.15		$11.14	$10.00
Total Return(a)	0.09	% **	12.71%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,954		$4,245	$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.10	% *	0.45%	-	‡
After expense waiver#	0.10	% *	0.10%	N/A‡
Net investment income (loss) to average daily net assets	(0.10	)% *	3.18%	0.00	%‡
Portfolio turnover rate	8	% **	10%	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.13		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	(0.04	)***	(0.02	)***	0.00
Net realized and unrealized gain on investments	0.01		1.21		0.00
Total income from investment operations	(0.03)		1.19		0.00
Less distributions to shareholders:
From net investment income	-		(0.05)		-
From net realized gains	-		(0.01)		-
Total distributions	-		(0.06)		-
Net asset value, end of period	$11.10		$11.13		$10.00

Total Return(a)	(0.27	)% (b)**	11.89	% (b)	0.00	%‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$134		$113		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	1.47%		-	‡
After expense waiver#	0.80	% *	0.80%		N/A‡
Net investment income to average daily net assets	(0.80	)% *	(0.18)%		0.00	%‡
Portfolio turnover rate	8	% **	10%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if theey reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.26		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.20	***	0.00
Net realized and unrealized gain (loss) on investments	(0.03)		1.14		0.00
Total income (loss) from investment operations	(0.06)		1.34		0.00
Less distributions to shareholders:
From net investment income	-		(0.06)		-
From net realized gains	-		(0.02)		-
Total distributions	-		(0.08)		-
Net asset value, end of period	$11.20		$11.26		$10.00
Total Return(a)	(0.53	)% (b)**	13.39	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,578		$6,414		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.51	% *	0.55%		-	‡
After expense waiver#	0.50	% *	0.50%		-	‡
Net investment income (loss) to average daily net assets	(0.50	)% *	1.92%		-	‡
Portfolio turnover rate	9	% **	13%		N/A
	Class L
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.28		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.04	***	0.00
Net realized and unrealized gain (loss) on investments	(0.03)		1.33		0.00
Total income (loss) from investment operations	(0.04)		1.37		0.00
Less distributions to shareholders:
From net investment income	-		(0.07)		-
From net realized gains	-		(0.02)		-
Total distributions	-		(0.09)		-
Net asset value, end of period	$11.24		$11.28		$10.00
Total Return(a)	(0.35	)% **	13.63%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$100,534		$101,487		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.26	% *	0.27%		-	‡
After expense waiver#	0.25	% *	0.25%		-	‡
Net investment income (loss) to average daily net assets	(0.25	)% *	0.41%		-	‡
Portfolio turnover rate	9	% **	13%		N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$11.28		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.27 ***	0.00
Net realized and unrealized gain (loss) on investments	(0.03)		1.11	0.00
Total income (loss) from investment operations	(0.04)		1.38	0.00
Less distributions to shareholders:
From net investment income	-		(0.08)	-
From net realized gains	-		(0.02)	-
Total distributions	-		(0.10)	-
Net asset value, end of period	$11.24		$11.28	$10.00

Total Return(a)	(0.27	)% **	13.74%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,003		$596	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.16	% *	0.54%	-	‡
After expense waiver#	0.15	% *	0.15%	-	‡
Net investment income (loss) to average daily net assets	(0.15	)% *	2.55%	-	‡
Portfolio turnover rate	9	% **	13%	N/A
	Class S
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Period ended 12/31/03+
Net asset value, beginning of period	$11.28		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.09 ***	0.00
Net realized and unrealized gain (loss) on investments	(0.02)		1.29	0.00
Total income (loss) from investment operations	(0.03)		1.38	0.00
Less distributions to shareholders:
From net investment income	-		(0.08)	-
From net realized gains	-		(0.02)	-
Total distributions	-		(0.10)	-
Net asset value, end of period	$11.25		$11.28	$10.00

Total Return(a)	(0.27	)% **	13.75%	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,730		$1,741	$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.11	% *	0.66%	-	‡
After expense waiver#	0.10	% *	0.10%	-	‡
Net investment income (loss) to average daily net assets	(0.10	)% *	0.85%	-	‡
Portfolio turnover rate	9	% **	13%	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.28		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.07	)***	0.00
Net realized and unrealized gain (loss) on investments	(0.03)		1.38		0.00
Total income (loss) from investment operations	(0.07)		1.31		0.00
Less distributions to shareholders:
From net investment income	-		(0.01)		-
From net realized gains	-		(0.02)		-
Total distributions	-		(0.03)		-
Net asset value, end of period	$11.21		$11.28		$10.00

Total Return(a)	(0.62	)% (b)**	13.03	% (b)	0.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115		$114		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	1.54%		-	‡
After expense waiver#	0.80	% *	0.80%		-	‡
Net investment income (loss) to average daily net assets	(0.80	)% *	(0.63)%		-	‡
Portfolio turnover rate	9	% **	13%		N/A

*  Annualized.

**  Percentages represent results for period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Growth Equity Fund ("Growth Equity Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select OTC 100 Fund ("OTC 100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund") and MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund").

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing

Notes to Financial Statements (Unaudited) (Continued)

service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Strategic Bond Fund	$3,274,222	$3,360,425
Strategic Balanced Fund	21,744,888	22,650,085
Diversified Value Fund	25,451,689	26,337,430
Fundamental Value Fund	83,865,392	86,615,669
Value Equity Fund	12,799,023	13,353,919
Large Cap Value Fund	187,904,093	193,583,810
Indexed Equity Fund	140,418,284	145,004,679
Blue Chip Growth Fund	37,191,240	38,465,340
Large Cap Growth Fund	5,476,129	5,641,201
Growth Equity Fund	55,522,682	57,168,800
Aggressive Growth Fund	89,169,216	92,145,658
OTC 100 Fund	8,052,334	8,445,336
Focused Value Fund	90,707,623	93,733,150
Small Company Value Fund	76,114,711	79,658,442
Mid Cap Growth Equity Fund	28,088,877	28,934,921
Mid Cap Growth Equity II Fund	130,537,773	134,776,172
Small Cap Growth Equity Fund	135,791,603	141,913,173
Small Company Growth Fund	40,466,925	42,580,811
Emerging Growth Fund	35,660,755	37,185,218
Overseas Fund	50,906,949	54,025,145

Notes to Financial Statements (Unaudited) (Continued)

As securities lending agent, the Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, the Trust earned securities lending agent fees as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Strategic Bond Fund	$77,574	$(70,951)	$6,623
Strategic Balanced Fund	450,913	(415,852)	35,061
Diversified Value Fund	346,081	(335,731)	10,351
Fundamental Value Fund	1,222,222	(1,166,901)	55,321
Value Equity Fund	152,721	(141,810)	10,911
Large Cap Value Fund	1,728,046	(1,659,220)	68,826
Indexed Equity Fund	1,749,502	(1,688,065)	61,437
Blue Chip Growth Fund	514,739	(499,731)	15,008
Large Cap Growth Fund	59,348	(57,789)	1,559
Growth Equity Fund	657,191	(638,309)	18,882
Aggressive Growth Fund	890,640	(869,045)	21,595
OTC 100 Fund	16,716	(6,658)	10,058
Focused Value Fund	1,556,435	(1,503,052)	53,383
Small Company Value Fund	1,162,634	(1,031,935)	130,699
Mid Cap Growth Equity Fund	351,105	(281,303)	69,802
Mid Cap Growth Equity II Fund	1,785,295	(1,653,282)	132,013
Small Cap Growth Equity Fund	1,714,873	(1,541,864)	173,009
Small Company Growth Fund	445,874	(382,120)	63,754
Emerging Growth Fund	479,162	(411,618)	67,544
Overseas Fund	1,066,239	(810,095)	256,144

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders
   Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Notes to Financial Statements (Unaudited) (Continued)

A summary of the obligations for the Strategic Bond Fund, the Strategic Balanced Fund and the Overseas Fund under these forward foreign currency contracts at June 30, 2005 is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
08/10/05	Euro Dollar	662,033	$819,063	$802,177	$(16,886)
					$(16,886)
SELLS
08/10/05	Australian Dollar	316,848	244,923	240,815	4,108
08/10/05	Canadian Dollar	307,386	247,892	250,977	(3,084)
07/05/05	Euro Dollar	267,070	322,674	321,966	705
08/10/05	Euro Dollar	2,612,299	3,405,079	3,165,290	239,789
					$241,518
Strategic Balanced Fund
BUYS
08/10/05	Canadian Dollar	306,575	243,894	250,494	6,600
08/10/05	Euro Dollar	2,542,341	3,187,605	3,078,231	(109,374)
					$(102,774)
SELLS
08/10/05	Australian Dollar	623,795	482,193	474,100	8,093
07/01/05	Canadian Dollar	4,653	3,772	3,775	(3)
08/10/05	Canadian Dollar	614,773	495,785	502,313	(6,528)
07/05/05	Euro Dollar	1,346,478	1,626,815	1,623,247	3,568
08/10/05	Euro Dollar	5,620,440	7,305,680	6,805,149	500,531
					$505,661
Overseas Fund
SELLS
07/05/05	Swiss Franc	411,245	320,609	319,960	649
11/16/05	Swiss Franc	19,800,000	17,077,799	15,608,694	1,469,105
11/17/05	Swiss Franc	11,400,000	9,857,328	8,987,592	869,736
11/22/05	Swiss Franc	8,500,000	7,419,045	6,704,142	714,903
07/13/05	British Pound Sterling	8,400,000	15,117,480	15,071,515	45,965
07/14/05	British Pound Sterling	8,300,000	15,020,510	14,891,181	129,329
11/28/05	British Pound Sterling	4,200,000	7,748,160	7,506,789	241,371
12/07/05	British Pound Sterling	4,100,000	7,791,640	7,327,011	464,629
12/12/05	British Pound Sterling	3,400,000	6,454,900	6,075,576	379,324
					$4,315,011

Delayed Delivery Transactions,
When Issued Securities, and Forward Commitments
   Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good

Notes to Financial Statements (Unaudited) (Continued)

faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At June 30, 2005, the Strategic Balanced Fund had the following open when issued securities:

When Issued Contracts to Buy	Shares	Cost	Market Value	Unrealized Appreciation (Depreciation)
FNMA TBA	3,800,000	$3,900,423	$3,895,892	$(4,531)
FNMA TBA	3,800,000	3,800,508	3,799,703	(805)
FNMA TBA	2,700,000	2,803,254	2,794,078	(9,176)
FNMA TBA	2,400,000	2,431,848	2,432,625	777
GNMA TBA	2,000,000	2,056,563	2,062,344	5,781
GNMA TBA	600,000	626,437	626,531	94
FHLMC TBA	1,600,000	1,610,000	1,617,750	7,750
Totals	16,900,000	$17,229,033	$17,228,923	$(110)

Financial Futures Contracts
   The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Bond Fund, the Strategic Balanced Fund, the Indexed Equity Fund and the OTC 100 Fund at June 30, 2005, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ Depreciation
Strategic Bond Fund
BUYS
2	90 Day Euro	03/13/06	$479,474	$152
32	90 Day Euro	06/19/06	7,669,999	22,452
56	90 Day Euro	09/19/05	13,456,100	(34,580)
4	90 Day Euro	12/19/05	959,300	(3,132)
80	U.S. Treasury Note 5 year	09/30/05	8,675,000	(5,150)
				$(20,258)
SELL
13	U.S. Treasury Note 10 year	09/30/05	1,456,750	4,201
32	U.S. Long Bond	09/30/05	3,764,000	(4,426)
				$(225)

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ Depreciation
Strategic Balanced Fund
BUYS
140	90 Day Euro	09/19/05	$33,640,249	$(123,901)
10	90 Day Euro	12/19/05	2,398,250	(9,125)
13	90 Day Euro	03/13/06	3,116,587	(6,328)
55	90 Day Euro	06/19/06	13,182,809	29,725
				$(109,629)
SELL
1	90 Day Euro	09/18/06	239,662	557
37	90 Day Libor	09/21/05	4,416,411	(36,810)
58	U.S. Long Bond	09/30/05	6,822,250	(2,399)
39	U.S. Treasury Note 10 year	09/30/05	4,397,250	18,743
1	U.S. Treasury Note 5 year	09/30/05	108,437	308
				$(19,601)
Indexed Equity Fund
BUYS
94	S&P 500 Index	09/15/05	28,094,250	(280,039)
OTC 100 Fund
BUYS
8	NASDAQ 100 Index	09/16/05	240,480	(6,314)

Options
     The Fund may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Schedule of Investments of the Strategic Bond Fund and the Strategic Balanced Fund for open purchased option contracts as of June 30, 2005.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

Notes to Financial Statements (Unaudited) (Continued)

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Bond Fund and the Strategic Balanced Fund at June 30, 2005, is as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$400,000	7/31/05	Call - OTC Credit Default Swap - Agreement with Citigroup to receive 0.258% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Debt, 5.5%, due 7/14/05.	$1,031	$200
9,000	8/26/05	Put - 5 Year U.S. Treasury Note Future	4,939	1,406
17,000	8/26/05	Put - 5 Year U.S. Treasury Note Future	9,368	6,906
7,000	7/22/05	Call - 10 Year U.S. Treasury Note Future	3,824	2,297
26,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	19,464	69,469
22,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	21,468	40,906
11,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	9,633	12,891
19,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	11,530	12,469
20,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	10,369	6,562
1,000	8/26/05	Put - 10 Year U.S. Treasury Note Future	511	16
5,000	8/26/05	Put - 10 Year U.S. Treasury Note Future	2,100	78
4,000	8/26/05	Put - 10 Year U.S. Treasury Note Future	1,730	187
4,000	11/22/05	Put - 10 Year U.S. Treasury Note Future	3,449	3,187
3,000	8/26/05	Call - U.S. Treasury Bond Future	2,188	12,234
2,000	8/26/05	Call - U.S. Treasury Bond Future	3,537	13,625
8,000	8/26/05	Call - U.S. Treasury Bond Future	9,148	7,625
6,000	8/26/05	Put - U.S. Treasury Bond Future	6,064	187
14,000	8/26/05	Put - U.S. Treasury Bond Future	11,664	875
7,000	8/26/05	Put - U.S. Treasury Bond Future	5,262	1,094
3,000	8/26/05	Put - U.S. Treasury Bond Future	3,266	2,392
12,000	8/26/05	Put - U.S. Treasury Bond Future	8,862	4,312
3,000	8/26/05	Put - U.S. Treasury Bond Future	2,188	2,016
			$151,595	$200,934

Notes to Financial Statements (Unaudited) (Continued)

Transactions in options written during the six months ended June 30, 2005 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2004	-	$-
Options written	400,351	248,816
Options terminated in closing purchase transactions	(149)	(97,221)
Options outstanding at June 30, 2005	400,202	$151,595

Strategic Balanced Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$1,600,000	8/8/05	Call - OTC Interest Rate Swap - Agreement with JP Morgan Chase & Co. to receive the notional amount multiplied by 3.943% and to pay the notional amount multiplied by the 3 month LIBOR.	$6,480	$4,960
700,000	7/7/05	Call - OTC Credit Default Swap - Agreement with Citigroup to receive 0.258% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Debt, 5.5%, due 7/14/05.	1,805	700
18,000	8/26/05	Put - 5 Year U.S. Treasury Note Future	9,880	2,812
33,000	8/26/05	Put - 5 Year U.S. Treasury Note Future	18,116	13,406
12,000	7/22/05	Call - 10 Year U.S. Treasury Note Future	6,564	3,937
53,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	39,329	141,609
45,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	43,619	83,672
21,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	18,504	24,609
34,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	21,033	22,312
40,000	8/26/05	Call - 10 Year U.S. Treasury Note Future	20,738	13,125
2,000	8/26/05	Put - 10 Year U.S. Treasury Note Future	1,021	35
10,000	8/26/05	Put - 10 Year U.S. Treasury Note Future	4,200	156
8,000	8/26/05	Put - 10 Year U.S. Treasury Note Future	3,460	375
7,000	11/22/05	Put - 10 Year U.S. Treasury Note Future	6,027	5,578
7,000	8/26/05	Call - U.S. Treasury Bond Future	5,043	28,547
3,000	8/26/05	Call - U.S. Treasury Bond Future	5,298	20,437
16,000	8/26/05	Call - U.S. Treasury Bond Future	18,295	15,250
11,000	8/26/05	Put - U.S. Treasury Bond Future	11,758	344
19,000	8/26/05	Put - U.S. Treasury Bond Future	15,639	1,187
15,000	8/26/05	Put - U.S. Treasury Bond Future	11,300	2,344
6,000	8/26/05	Put - U.S. Treasury Bond Future	6,532	4,781
22,000	8/26/05	Put - U.S. Treasury Bond Future	16,453	7,906
6,000	11/22/05	Put - U.S. Treasury Bond Future	4,392	4,031
			$295,486	$402,113

Transactions in options written during the six months ended June 30, 2005 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2004	282	$246,107
Options written	2,300,676	516,401
Options terminated in closing purchase transactions	(570)	(467,022)
Options outstanding at June 30, 2005	2,300,388	$295,486

Notes to Financial Statements (Unaudited) (Continued)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps
   The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as "swap transactions").

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open swap agreements for the Strategic Balanced Fund at June 30, 2005, is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
$180,000	3/20/15	Agreement with Deutsche Bank AG dated 1/12/05 to receive 0.36% per year times the notional amount. The Fund makes payment only upon a default event of Apache Corp., 6.25%, due 4/15/12.	$(1,083)
100,000	12/20/09	Agreement with Deutsche Bank AG dated 1/31/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Company Debt Obligation, 7.45%, due 7/16/31.	(16,636)
100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 3.51% per year times the notional amount. The Fund makes payment only upon a default event of General Motors Debt Obligation, 8.375%, due 7/15/33.	(18,775)
400,000	12/20/09	Agreement with Deutsche Bank AG dated 11/01/04 to receive 0.215% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt, 6.00%, due 5/15/2011.	(737)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M8.	(14)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M8.	(10)
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	(69)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	(212)
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	(292)
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	(212)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	(273)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	$(151)
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	(162)
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	(257)
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	(14)
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	(14)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People's Choice Home Loan Securities Trust, Series 2005-1, Class B2.	(222)
45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	(15)
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	(679)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	(906)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	(20)
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	(651)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	$(21)
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	(1,029)
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	(20)
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	(21)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	(456)
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	(785)
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	(913)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I, Series 2005-WMC1, Class B3.	(21)
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	(963)
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	(921)
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	(518)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People's Choice Home Loan Securities Trust, Series 2005-1, Class B3.	$(516)
100,000	3/20/10	Agreement with Deutsche Bank AG dated 2/2/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co. Debt Obligation, 7.25%, due 11/15/13.	(1,523)
200,000	12/20/05	Agreement with Deutsche Bank AG dated 3/18/05 to receive 1.00% per year times the notional amount. The Fund makes payment only upon a default event of General Motors Acceptance Corp., 6.75%, due 12/1/14.	603
300,000	12/20/09	Agreement with Goldman Sachs dated 10/14/04 to receive 1.03% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.3 B Index.	3,000
200,000	3/20/10	Agreement with Goldman Sachs dated 10/18/04 to receive 0.45% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG FIN.3 IBOXX Index.	1,242
200,000	3/20/15	Agreement with Goldman Sachs dated 10/18/04 to receive 0.60% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG FIN.3 IBOXX Index.	3,094
100,000	12/20/09	Agreement with Goldman Sachs dated 10/20/04 to receive 0.99% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.3 B IBOXX Index.	1,000
200,000	12/20/05	Agreement with Goldman Sachs dated 4/06/05 to receive 1.014% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.3 B IBOXX Index.	2,000
200,000	3/20/10	Agreement with Goldman Sachs dated 4/13/05 to receive 1.15% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG HVOL.3 B Index.	(2,414)
100,000	6/20/10	Agreement with Goldman Sachs dated 4/14/05 to receive 0.975% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 Index.	(1,312)
100,000	6/20/10	Agreement with Goldman Sachs dated 4/14/05 to receive 0.986% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 B Index.	94

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$100,000	6/20/10	Agreement with Goldman Sachs dated 4/15/05 to receive 0.98% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 B Index.	$94
2,000,000	6/20/10	Agreement with Goldman Sachs dated 4/19/05 to receive 0.97% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 Index.	(26,250)
100,000	6/20/10	Agreement with Goldman Sachs dated 4/28/05 to receive 0.964% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 Index.	(1,312)
100,000	6/20/10	Agreement with Goldman Sachs dated 4/28/05 to receive 0.983% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 B Index.	94
900,000	3/20/10	Agreement with Goldman Sachs dated 4/28/05 to receive 1.463% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG HVOL.3 Index.	(10,861)
100,000	6/20/10	Agreement with Goldman Sachs dated 5/03/05 to receive 1.00% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company, 7.00%, due 10/01/13.	2,413
100,000	6/20/10	Agreement with Goldman Sachs dated 5/03/05 to receive 1.385% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG. HVOL.4 Index.	(1,639)
920,000	6/20/10	Agreement with Goldman Sachs dated 5/09/05 to receive 1.417% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG. HVOL.4 Index.	(15,081)
900,000	6/20/10	Agreement with Goldman Sachs dated 5/10/05 to receive 1.50% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG. HVOL.4 Index.	(14,754)
920,000	6/20/10	Agreement with Goldman Sachs dated 5/11/05 to receive 0.707% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG.4 Index.	(8,168)
600,000	6/20/10	Agreement with Goldman Sachs dated 5/11/05 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG.4 Index.	(5,327)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$900,000	6/20/10	Agreement with Goldman Sachs dated 5/11/05 to receive 0.955% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 Index.	$(11,812)
100,000	6/20/10	Agreement with Goldman Sachs dated 5/12/05 to receive 0.985% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 B Index.	94
1,200,000	6/20/10	Agreement with Goldman Sachs dated 5/13/05 to receive 0.745% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG.4 Index.	(10,654)
100,000	6/20/10	Agreement with Goldman Sachs dated 5/13/05 to receive 0.977% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA. HY.4 B Index.	94
2,300,000	6/20/10	Agreement with Goldman Sachs dated 6/14/05 to receive 1.175% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG. HVOL.4 Index.	(37,703)
100,000	6/20/10	Agreement with Goldman Sachs dated 6/27/05 to receive 1.38% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the Dow Jones CDX.NA.IG. HVOL.4 Index.	(1,639)
Interest Rate Swaps
4,170,000 USD	1/10/08	Agreement with Deutsche Bank AG dated 1/06/05 to receive the notional amount multiplied by 3.754% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(31,820)
4,820,000 USD	1/14/07	Agreement with Deutsche Bank AG dated 1/12/05 to receive the notional amount multiplied by 3.571% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(25,665)
2,510,000 USD	6/17/10	Agreement with Deutsche Bank AG dated 6/15/05 to receive the notional amount multiplied by 3.313% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(13,365)
1,200,000 USD	10/18/14	Agreement with Goldman Sachs dated 10/14/04 to pay the notional amount multiplied by 4.4915% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	7,217
			$(247,848)

Allocation of Operating Activity
    In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to

Notes to Financial Statements (Unaudited) (Continued)

the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign
Securities
   The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.  Management
Fees and Other
Transactions

Investment Management Fees
    Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Strategic Bond Fund	0.55%	Small Company Value Fund	0.85%

Strategic Balanced Fund	0.60%	Mid Cap Growth Equity Fund	0.70%

Diversified Value Fund	0.50%	Mid Cap Growth Equity II Fund	0.75%

Fundamental Value Fund	0.65%	Small Cap Growth Equity Fund	0.82%

Value Equity Fund	0.70%	Small Company Growth Fund	0.85%

Large Cap Value Fund	0.65%	Emerging Growth Fund	0.79%

Indexed Equity Fund	0.10%	Overseas Fund	1.00%

Blue Chip Growth Fund	0.70%	Destination Retirement Income Fund	0.05%

Large Cap Growth Fund	0.65%	Destination Retirement 2010 Fund	0.05%

Growth Equity Fund	0.68%	Destination Retirement 2020 Fund	0.05%

Aggressive Growth Fund	0.73%	Destination Retirement 2030 Fund	0.05%

OTC 100 Fund	0.15%	Destination Retirement 2040 Fund	0.05%

Focused Value Fund	0.69%

MassMutual has also entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Alliance Capital Management L.P. for the Diversified Value Fund and the Large Cap Growth Fund; Wellington Management Company, LLP for the Fundamental Value Fund and a portion of the Small Cap Growth Equity Fund; Fidelity Management & Research Company for the Value Equity Fund and the Blue Chip Growth Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Northern Trust Investments, N.A. for the Indexed Equity Fund and the OTC 100 Fund; Grantham, Mayo, Van Otterloo & Co. LLC for the Growth Equity Fund; Sands Capital Management, Inc. for the Aggressive Growth Fund; Cooke & Bieler, L.P. for a portion of the Focused Value Fund; Harris Associates, L.P. for a portion of the Focused Value Fund and a portion of the Overseas Fund; Clover Capital Management, Inc. for a portion of the Small Company Value Fund; EARNEST Partners, LLC for a portion of the Small Company Value Fund; Navellier & Associates, Inc. for the Mid Cap Growth Equity Fund; T. Rowe Price Associates, Inc. for the Mid Cap Growth Equity II Fund and a portion of the Small Company Value Fund; Waddell & Reed Investment Management Company for a

Notes to Financial Statements (Unaudited) (Continued)

portion of the Small Cap Growth Equity Fund; Mazama Capital Management, Inc. for a portion of the Small Company Growth Fund; Eagle Asset Management, Inc. for a portion of the Small Company Growth Fund; RS Investment Management, L.P. for the Emerging Growth Fund; American Century Global Investment Management, Inc. for a portion of the Overseas Fund; Western Asset Management Company for the Strategic Bond Fund and a portion of the Strategic Balanced Fund; and Salomon Brothers Asset Management Inc for a portion of the Strategic Balanced Fund. Prior to February 17, 2005, MTB Investment Advisers, Inc. managed the investment and reinvestment of a portion of the Small Company Growth Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objective, policies and investment strategies.

Administration Fees
    Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

	Class A	Class L	Class Y	Class S	Class Z	Class N
Strategic Bond Fund	0.2500%	0.2500%	0.1000%	0.0500%	N/A	0.3000%
Strategic Balanced Fund	0.3270%	0.3270%	0.1770%	0.1270%	N/A	0.3770%
Diversified Value Fund	0.3083%	0.2683%	0.1583%	0.0583%	N/A	0.3683%
Fundamental Value Fund	0.3129%	0.3129%	0.1629%	0.1229%	N/A	0.3629%
Value Equity Fund	0.2785%	0.2785%	0.1285%	0.0785%	N/A	0.3285%
Large Cap Value Fund	0.3244%	0.3244%	0.1744%	0.0844%	N/A	0.3744%
Indexed Equity Fund	0.4797%	0.4797%	0.3297%	0.2997%	0.0855%	0.5297%
Blue Chip Growth Fund	0.4085%	0.4085%	0.2885%	0.1585%	N/A	0.4585%
Large Cap Growth Fund	0.3529%	0.3529%	0.2029%	0.1629%	N/A	0.4029%
Growth Equity Fund	0.2975%	0.2975%	0.1475%	0.0875%	N/A	0.3475%
Aggressive Growth Fund	0.3444%	0.3444%	0.1944%	0.0944%	N/A	0.3944%
OTC 100 Fund	0.6244%	0.6244%	0.4744%	0.3744%	N/A	0.6744%
Focused Value Fund	0.3344%	0.3344%	0.1844%	0.0844%	N/A	0.3844%
Small Company Value Fund	0.3593%	0.3593%	0.2093%	0.1693%	N/A	0.4093%
Mid Cap Growth Equity Fund	0.3075%	0.3075%	0.1575%	0.0875%	N/A	0.3575%
Mid Cap Growth Equity II Fund	0.3244%	0.3244%	0.1744%	0.0844%	N/A	0.3744%
Small Cap Growth Equity Fund	0.4075%	0.4075%	0.2575%	0.1175%	N/A	0.4575%
Small Company Growth Fund	0.3491%	0.3491%	0.1991%	0.1591%	N/A	0.3991%
Emerging Growth Fund	0.3344%	0.3344%	0.1844%	0.0844%	N/A	0.3844%
Overseas Fund	0.2443%	0.2443%	0.0943%	0.0443%	N/A	0.2943%
Destination Retirement Income Fund	0.1459%	0.1459%	0.0459%	0.0200%	N/A	0.1959%
Destination Retirement 2010 Fund	0.1696%	0.1696%	0.0696%	0.0196%	N/A	0.2196%
Destination Retirement 2020 Fund	0.1758%	0.1758%	0.0758%	0.0258%	N/A	0.2258%
Destination Retirement 2030 Fund	0.1733%	0.1733%	0.0733%	0.0233%	N/A	0.2233%
Destination Retirement 2040 Fund	0.1616%	0.1616%	0.0616%	0.0116%	N/A	0.2116%

Distribution and Service Fees
   MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by it in

Notes to Financial Statements (Unaudited) (Continued)

connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Indirect Expenses
   The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund incur fees and expenses indirectly as shareholders in the underlying funds. For the six months ended June 30, 2005, these expenses were as follows:

Indirect Operating Expenses
Destination Retirement Income Fund	0.65%
Destination Retirement 2010 Fund	0.69%
Destination Retirement 2020 Fund	0.74%
Destination Retirement 2030 Fund	0.84%
Destination Retirement 2040 Fund	0.87%

Expense Caps and Waivers
   MassMutual agreed to cap the fees and expenses of the following Funds through December 31, 2006, unless otherwise noted, as follows:

	Class A	Class L	Class Y	Class S	Class N
Strategic Bond Fund*	1.00%	0.75%	0.75%	0.70%	1.30%
Strategic Balanced Fund	1.21%	0.96%	0.81%	0.76%	1.51%
Diversified Value Fund**	1.09%	0.80%	0.69%	0.59%	1.40%
Destination Retirement Income Fund	0.50%	0.25%	0.15%	0.12%	0.80%
Destination Retirement 2010 Fund	0.50%	0.25%	0.15%	0.10%	0.80%
Destination Retirement 2020 Fund	0.50%	0.25%	0.15%	0.10%	0.80%
Destination Retirement 2030 Fund	0.50%	0.25%	0.15%	0.10%	0.80%
Destination Retirement 2040 Fund	0.50%	0.25%	0.15%	0.10%	0.80%

*  Expense caps in effect through March 31, 2006.

**  Expense caps in effect through April 30, 2006.

Effective May 1, 2005, MassMutual has agreed to voluntarily waive, through March 31, 2006, 0.10% of the Administration fees for Classes A, L and N of the Indexed Equity Fund. MassMutual has also agreed to voluntarily waive, through March 31, 2006, 0.08% of the management fee of all classes of the Aggressive Growth Fund.

Brokerage Commissions
   The Strategic Balanced Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Growth Equity Fund, Aggressive Growth Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Emerging Growth Fund and Overseas Fund have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Effective January 1, 2005, amounts earned by the Funds under such agreements are included with realized gain or loss on investment transactions presented in the statement of operations. Prior to January 1, 2005, amounts earned by the Funds under such agreements were presented as a reduction of expenses. Prior year amounts have not been restated to

Notes to Financial Statements (Unaudited) (Continued)

reflect this change due to immateriality. For the six months ended June 30, 2005, brokerage commissions under these agreements are as follows:

Commissions
Strategic Balanced Fund	$10,197
Fundamental Value Fund	30,003
Value Equity Fund	17,381
Blue Chip Growth Fund	18,618
Large Cap Growth Fund	6,295
Aggressive Growth Fund	17,482
Focused Value Fund	53,788
Small Company Value Fund	48,229
Mid Cap Growth Equity Fund	27,908
Mid Cap Growth Equity II Fund	16,095
Small Cap Growth Equity Fund	79,202
Small Company Growth Fund	68,314
Overseas Fund	6,456

Other
   Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of June 30, 2005. Investment activities of these shareholders could have a material effect on the respective Fund.

	Shareholders Holding in Excess of 10% of Fund's Outstanding Shares ("Principal Shareholders")	Total % owned by Principal Shareholders	Total % Ownership by Related Party
Strategic Bond Fund	1	85.7%	85.7%
Strategic Balanced Fund	3	86.7%	86.7%
Diversified Value Fund	1	74.4%	74.4%
Fundamental Value Fund	4	75.8%	75.8%
Value Equity Fund	2	81.4%	81.4%
Large Cap Value Fund	3	62.3%	62.3%
Indexed Equity Fund	4	82.2%	82.2%
Blue Chip Growth Fund	2	88.5%	88.5%
Large Cap Growth Fund	4	91.1%	91.1%
Growth Equity Fund	4	70.4%	70.4%
Aggressive Growth Fund	3	57.3%	57.3%
OTC 100 Fund	3	91.2%	91.2%
Focused Value Fund	4	83.5%	83.5%
Small Company Value Fund	4	78.1%	78.1%
Mid Cap Growth Equity Fund	4	90.0%	90.0%
Mid Cap Growth Equity II Fund	3	70.2%	70.2%
Small Cap Growth Equity Fund	4	95.5%	95.5%
Small Company Growth Fund	3	77.7%	77.7%
Emerging Growth Fund	3	83.5%	83.5%
Overseas Fund	4	69.4%	69.4%
Destination Retirement Income Fund	2	83.6%	46.7%
Destination Retirement 2010 Fund	3	76.2%	76.2%
Destination Retirement 2020 Fund	2	74.3%	74.3%
Destination Retirement 2030 Fund	1	70.5%	70.5%
Destination Retirement 2040 Fund	1	76.0%	76.0%

Deferred Compensation
   Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the six months ended June 30, 2005, no significant amounts have been deferred.

Notes to Financial Statements (Unaudited) (Continued)

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Strategic Bond Fund	$186,671,482	$26,970,584
	Strategic Balanced Fund	190,911,516	51,817,399
	Diversified Value Fund	-	25,869,747
	Fundamental Value Fund	-	154,955,302
	Value Equity Fund	-	44,520,119
	Large Cap Value Fund	-	176,035,887
	Indexed Equity Fund	-	129,117,346
	Blue Chip Growth Fund	-	29,318,766
	Large Cap Growth Fund	-	8,850,998
	Growth Equity Fund	-	451,425,222
	Aggressive Growth Fund	-	53,513,182
	OTC 100 Fund	-	2,153,327
	Focused Value Fund	-	143,739,197
	Small Company Value Fund	-	157,667,490
	Mid Cap Growth Equity Fund	-	69,980,104
	Mid Cap Growth Equity II Fund	-	142,842,968
	Small Cap Growth Equity Fund	-	131,453,339
	Small Company Growth Fund	-	167,033,155
	Emerging Growth Fund	-	65,910,160
	Overseas Fund	-	276,892,964
	Destination Retirement Income Fund	-	46,964,503
	Destination Retirement 2010 Fund	-	42,015,934
	Destination Retirement 2020 Fund	-	92,315,140
	Destination Retirement 2030 Fund	-	44,645,500
	Destination Retirement 2040 Fund	-	24,451,353
Sales	Strategic Bond Fund	$146,662,925	$7,120,739
	Strategic Balanced Fund	174,316,723	49,685,719
	Diversified Value Fund	-	23,373,599
	Fundamental Value Fund	-	143,722,222
	Value Equity Fund	-	44,375,696
	Large Cap Value Fund	-	1,267,517
	Indexed Equity Fund	-	47,758,053
	Blue Chip Growth Fund	-	52,882,944
	Large Cap Growth Fund	-	17,451,709
	Growth Equity Fund	-	449,102,067
	Aggressive Growth Fund	-	60,237,869
	OTC 100 Fund	-	10,199,612
	Focused Value Fund	-	108,077,706
	Small Company Value Fund	-	146,403,697
	Mid Cap Growth Equity Fund	-	69,255,450
	Mid Cap Growth Equity II Fund	-	111,531,092
	Small Cap Growth Equity Fund	-	143,907,034
	Small Company Growth Fund	-	186,449,655
	Emerging Growth Fund	-	71,430,134
	Overseas Fund	-	206,661,028
	Destination Retirement Income Fund	-	16,859,824
	Destination Retirement 2010 Fund	-	3,217,045
	Destination Retirement 2020 Fund	-	20,637,587
	Destination Retirement 2030 Fund	-	15,604,611
	Destination Retirement 2040 Fund	-	10,766,678

Notes to Financial Statements (Unaudited) (Continued)

5.  Capital Share Transactions
   The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Class A
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Strategic Bond Fund*
Sold	328,309	$3,282,020	10,110	$101,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(17,393)	(176,122)	-	-
Net increase (decrease)	310,916	$3,105,898	10,110	$101,100
Strategic Balanced Fund**
Sold	794,435	$8,197,669	4,347,100	$44,481,343
Issued as reinvestment of dividends	-	-	25,309	264,227
Redeemed	(637,945)	(6,546,479)	(1,216,838)	(12,306,403)
Net increase (decrease)	156,490	$1,651,190	3,155,571	$32,439,167
Diversified Value Fund***
Sold	799,205	$8,669,779	474,995	$4,759,387
Issued as reinvestment of dividends	-	-	2,198	24,069
Redeemed	(76,245)	(823,102)	(20,106)	(215,333)
Net increase (decrease)	722,960	$7,846,677	457,087	$4,568,123
Fundamental Value Fund
Sold	3,405,556	$36,564,849	10,101,513	$102,295,460
Issued as reinvestment of dividends	-	-	355,266	3,819,101
Redeemed	(2,423,242)	(25,965,722)	(3,408,103)	(34,483,893)
Net increase (decrease)	982,314	$10,599,127	7,048,676	$71,630,668
Value Equity Fund
Sold	268,391	$2,818,676	633,332	$6,156,310
Issued as reinvestment of dividends	-	-	68,382	718,009
Redeemed	(260,027)	(2,707,641)	(500,712)	(4,940,755)
Net increase (decrease)	8,364	$111,035	201,002	$1,933,564
Large Cap Value Fund
Sold	7,637,932	$79,259,761	14,602,712	$141,882,911
Issued as reinvestment of dividends	-	-	97,517	1,014,178
Redeemed	(3,343,346)	(34,644,658)	(5,494,055)	(53,390,180)
Net increase (decrease)	4,294,586	$44,615,103	9,206,174	$89,506,909
Indexed Equity Fund
Sold	6,193,016	$67,616,087	14,160,139	$147,697,978
Issued as reinvestment of dividends	-	-	296,443	3,299,407
Redeemed	(3,864,173)	(42,078,423)	(5,325,151)	(55,617,369)
Net increase (decrease)	2,328,843	$25,537,664	9,131,431	$95,380,016
Blue Chip Growth Fund
Sold	590,305	$5,000,345	2,206,472	$18,447,440
Issued as reinvestment of dividends	-	-	16,207	141,976
Redeemed	(583,620)	(4,953,055)	(1,184,189)	(9,915,553)
Net increase (decrease)	6,685	$47,290	1,038,490	$8,673,863
Large Cap Growth Fund
Sold	73,521	$635,416	102,024	$869,344
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(37,631)	(325,660)	(42,834)	(361,661)
Net increase (decrease)	35,890	$309,756	59,190	$507,683
Growth Equity Fund
Sold	4,149,506	$31,590,412	11,259,470	$83,671,299
Issued as reinvestment of dividends	-	-	924	7,165
Redeemed	(4,232,836)	(32,297,952)	(10,020,028)	(74,040,481)
Net increase (decrease)	(83,330)	$(707,540)	1,240,366	$9,637,983
Aggressive Growth Fund
Sold	5,643,585	$31,534,599	12,670,749	$68,296,802
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,506,289)	(30,405,266)	(5,880,715)	(31,451,040)
Net increase (decrease)	137,296	$1,129,333	6,790,034	$36,845,762

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
OTC 100 Fund
Sold	898,413	$3,392,749	4,343,845	$15,990,404
Issued as reinvestment of dividends	-	-	8,389	34,394
Redeemed	(2,111,034)	(8,086,867)	(4,603,193)	(17,069,478)
Net increase (decrease)	(1,212,621)	$(4,694,118)	(250,959)	$(1,044,680)
Focused Value Fund
Sold	3,032,540	$53,198,797	6,553,097	$113,674,184
Issued as reinvestment of dividends	-	-	712,728	12,491,353
Redeemed	(2,220,953)	(39,098,080)	(3,790,100)	(65,510,095)
Net increase (decrease)	811,587	$14,100,717	3,475,725	$60,655,442
Small Company Value Fund
Sold	2,114,221	$29,114,425	5,595,642	$72,432,152
Issued as reinvestment of dividends	-	-	178,292	2,471,109
Redeemed	(1,513,355)	(20,732,265)	(1,408,482)	(18,041,439)
Net increase (decrease)	600,866	$8,382,160	4,365,452	$56,861,822
Mid Cap Growth Equity Fund
Sold	1,003,193	$8,854,459	1,234,045	$9,556,818
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,089,858)	(9,526,638)	(2,817,040)	(22,097,574)
Net increase (decrease)	(86,665)	$(672,179)	(1,582,995)	$(12,540,756)
Mid Cap Growth Equity II Fund
Sold	4,805,497	$61,114,628	10,730,952	$125,916,081
Issued as reinvestment of dividends	-	-	30,010	392,828
Redeemed	(2,483,761)	(31,681,469)	(3,223,057)	(37,595,032)
Net increase (decrease)	2,321,736	$29,433,159	7,537,905	$88,713,877
Small Cap Growth Equity Fund
Sold	1,008,161	$13,861,179	2,664,227	$34,012,429
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,170,886)	(16,139,706)	(2,584,448)	(32,748,030)
Net increase (decrease)	(162,725)	$(2,278,527)	79,779	$1,264,399
Small Company Growth Fund
Sold	1,346,567	$12,347,850	5,285,106	$55,209,938
Issued as reinvestment of dividends	-	-	485,345	4,522,855
Redeemed	(1,350,593)	(12,332,559)	(4,165,687)	(42,026,189)
Net increase (decrease)	(4,026)	$15,291	1,604,764	$17,706,604
Emerging Growth Fund
Sold	935,282	$5,061,845	3,061,673	$16,306,761
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,251,781)	(6,787,580)	(3,552,451)	(18,318,037)
Net increase (decrease)	(316,499)	$(1,725,735)	(490,778)	$(2,011,276)
Overseas Fund
Sold	4,119,420	$45,053,772	7,478,352	$74,872,152
Issued as reinvestment of dividends	-	-	310,690	3,386,527
Redeemed	(1,946,098)	(21,152,760)	(2,257,804)	(22,333,230)
Net increase (decrease)	2,173,322	$23,901,012	5,531,238	$55,925,449
Destination Retirement Income Fund**
Sold	1,760,089	$18,064,037	1,231,400	$12,431,552
Issued as reinvestment of dividends	-	-	33,091	341,172
Redeemed	(727,485)	(7,466,546)	(129,613)	(1,339,296)
Net increase (decrease)	1,032,604	$10,597,491	1,134,878	$11,433,428
Destination Retirement 2010 Fund**
Sold	1,085,209	$11,364,541	761,458	$7,820,608
Issued as reinvestment of dividends	-	-	12,492	131,543
Redeemed	(286,371)	(2,996,151)	(93,902)	(969,183)
Net increase (decrease)	798,838	$8,368,390	680,048	$6,982,968
Destination Retirement 2020 Fund**
Sold	3,750,194	$39,748,487	2,123,721	$21,973,878
Issued as reinvestment of dividends	-	-	41,201	442,914
Redeemed	(1,253,896)	(13,284,272)	(167,963)	(1,752,057)
Net increase (decrease)	2,496,298	$26,464,215	1,996,959	$20,664,735

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Destination Retirement 2030 Fund**
Sold	1,612,336	$17,531,110	2,141,149	$22,206,378
Issued as reinvestment of dividends	-	-	19,636	218,158
Redeemed	(438,137)	(4,771,294)	(238,873)	(2,509,115)
Net increase (decrease)	1,174,199	$12,759,816	1,921,912	$19,915,421
Destination Retirement 2040 Fund**
Sold	1,234,519	$13,557,523	638,526	$6,675,110
Issued as reinvestment of dividends	-	-	3,993	44,954
Redeemed	(413,890)	(4,538,591)	(82,696)	(862,890)
Net increase (decrease)	820,629	$9,018,932	559,823	$5,857,174
	Class L
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Strategic Bond Fund*
Sold	20,365	$207,765	10,110	$101,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(181)	(1,845)	-	-
Net increase (decrease)	20,184	$205,920	10,110	$101,100
Strategic Balanced Fund**
Sold	1,267,634	$13,094,819	13,219,946	$134,087,075
Issued as reinvestment of dividends	-	-	80,175	838,631
Redeemed	(1,474,434)	(15,197,272)	(3,281,078)	(33,145,021)
Net increase (decrease)	(206,800)	$(2,102,453)	10,019,043	$101,780,685
Diversified Value Fund***
Sold	114,774	$1,264,610	1,877,620	$18,781,884
Issued as reinvestment of dividends	-	-	10,070	110,268
Redeemed	(31,116)	(336,959)	(14,787)	(161,336)
Net increase (decrease)	83,658	$927,651	1,872,903	$18,730,816
Fundamental Value Fund
Sold	2,718,791	$29,243,863	12,833,995	$130,634,844
Issued as reinvestment of dividends	-	-	435,996	4,700,040
Redeemed	(5,334,420)	(57,901,947)	(4,595,194)	(46,848,457)
Net increase (decrease)	(2,615,629)	$(28,658,084)	8,674,797	$88,486,427
Value Equity Fund
Sold	86,524	$914,894	142,665	$1,399,163
Issued as reinvestment of dividends	-	-	21,799	229,104
Redeemed	(48,322)	(500,416)	(113,714)	(1,120,311)
Net increase (decrease)	38,202	$414,478	50,750	$507,956
Large Cap Value Fund
Sold	5,589,095	$58,180,119	14,250,637	$140,284,839
Issued as reinvestment of dividends	-	-	171,544	1,790,921
Redeemed	(4,151,555)	(42,953,927)	(6,115,088)	(60,504,451)
Net increase (decrease)	1,437,540	$15,226,192	8,307,093	$81,571,309
Indexed Equity Fund
Sold	3,842,807	$42,395,884	7,036,225	$73,511,288
Issued as reinvestment of dividends	-	-	261,718	2,926,007
Redeemed	(2,466,947)	(27,057,975)	(4,877,671)	(51,085,520)
Net increase (decrease)	1,375,860	$15,337,909	2,420,272	$25,351,775
Blue Chip Growth Fund
Sold	4,171,263	$35,644,938	11,238,006	$94,950,789
Issued as reinvestment of dividends	-	-	185,442	1,637,449
Redeemed	(6,399,850)	(54,692,643)	(13,227,473)	(111,570,581)
Net increase (decrease)	(2,228,587)	$(19,047,705)	(1,804,025)	$(14,982,343)
Large Cap Growth Fund
Sold	27,193	$238,888	386,723	$3,294,383
Issued as reinvestment of dividends	-	-	316	2,882
Redeemed	(1,010,383)	(8,803,737)	(262,426)	(2,232,443)
Net increase (decrease)	(983,190)	$(8,564,849)	124,613	$1,064,822

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Growth Equity Fund
Sold	3,733,999	$28,742,211	17,579,200	$133,564,752
Issued as reinvestment of dividends	-	-	94,541	742,148
Redeemed	(4,014,801)	(30,854,769)	(9,283,717)	(70,790,762)
Net increase (decrease)	(280,802)	$(2,112,558)	8,390,024	$63,516,138
Aggressive Growth Fund
Sold	4,016,848	$22,663,679	16,057,982	$86,646,393
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,110,645)	(17,374,171)	(5,685,771)	(31,208,782)
Net increase (decrease)	906,203	$5,289,508	10,372,211	$55,437,611
OTC 100 Fund
Sold	957,746	$3,714,202	1,814,901	$6,857,084
Issued as reinvestment of dividends	-	-	7,958	32,945
Redeemed	(580,489)	(2,217,921)	(2,762,565)	(10,396,455)
Net increase (decrease)	377,257	$1,496,281	(939,706)	$(3,506,426)
Focused Value Fund
Sold	1,893,597	$33,814,039	4,229,003	$74,091,977
Issued as reinvestment of dividends	-	-	502,933	8,907,603
Redeemed	(1,549,793)	(27,477,726)	(2,351,801)	(41,051,089)
Net increase (decrease)	343,804	$6,336,313	2,380,135	$41,948,491
Small Company Value Fund
Sold	1,532,818	$21,179,809	8,151,461	$107,591,499
Issued as reinvestment of dividends	-	-	186,122	2,590,679
Redeemed	(1,442,209)	(19,848,524)	(3,353,832)	(44,640,669)
Net increase (decrease)	90,609	$1,331,285	4,983,751	$65,541,509
Mid Cap Growth Equity Fund
Sold	881,757	$7,931,861	896,480	$7,067,781
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(996,930)	(8,768,959)	(1,053,939)	(8,217,063)
Net increase (decrease)	(115,173)	$(837,098)	(157,459)	$(1,149,282)
Mid Cap Growth Equity II Fund
Sold	5,348,570	$69,116,960	20,723,308	$247,947,740
Issued as reinvestment of dividends	-	-	57,376	760,234
Redeemed	(5,516,840)	(71,005,720)	(10,265,105)	(122,066,127)
Net increase (decrease)	(168,270)	$(1,888,760)	10,515,579	$126,641,847
Small Cap Growth Equity Fund
Sold	1,117,387	$15,544,717	2,321,511	$30,021,702
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,203,337)	(16,770,460)	(2,773,073)	(35,355,997)
Net increase (decrease)	(85,950)	$(1,225,743)	(451,562)	$(5,334,295)
Small Company Growth Fund
Sold	428,333	$3,946,190	2,771,167	$28,958,161
Issued as reinvestment of dividends	-	-	329,844	3,083,946
Redeemed	(1,484,920)	(13,515,399)	(2,207,367)	(22,072,595)
Net increase (decrease)	(1,056,587)	$(9,569,209)	893,644	$9,969,512
Emerging Growth Fund
Sold	891,448	$4,890,891	4,070,900	$21,784,186
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(919,469)	(5,077,712)	(2,627,951)	(13,964,644)
Net increase (decrease)	(28,021)	$(186,821)	1,442,949	$7,819,542
Overseas Fund
Sold	4,014,245	$44,209,724	10,489,269	$105,030,029
Issued as reinvestment of dividends	-	-	431,560	4,725,573
Redeemed	(3,523,496)	(38,772,882)	(3,451,068)	(34,822,430)
Net increase (decrease)	490,749	$5,436,842	7,469,761	$74,933,172
Destination Retirement Income Fund**
Sold	2,782,318	$28,788,704	11,850,113	$121,638,909
Issued as reinvestment of dividends	-	-	287,618	2,971,092
Redeemed	(2,119,219)	(21,846,900)	(2,688,100)	(27,477,582)
Net increase (decrease)	663,099	$6,941,804	9,449,631	$97,132,419

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Destination Retirement 2010 Fund**
Sold	805,902	$8,468,775	2,244,801	$23,790,832
Issued as reinvestment of dividends	-	-	39,992	421,920
Redeemed	(218,256)	(2,292,873)	(127,650)	(1,321,900)
Net increase (decrease)	587,646	$6,175,902	2,157,143	$22,890,852
Destination Retirement 2020 Fund**
Sold	3,842,880	$40,859,633	24,187,042	$249,399,080
Issued as reinvestment of dividends	-	-	407,668	4,390,594
Redeemed	(3,553,501)	(37,786,189)	(4,920,794)	(50,754,243)
Net increase (decrease)	289,379	$3,073,444	19,673,916	$203,035,431
Destination Retirement 2030 Fund**
Sold	3,164,301	$34,577,925	18,626,424	$192,674,101
Issued as reinvestment of dividends	-	-	159,936	1,781,683
Redeemed	(3,033,441)	(33,044,296)	(3,696,909)	(38,444,009)
Net increase (decrease)	130,860	$1,533,629	15,089,451	$156,011,775
Destination Retirement 2040 Fund**
Sold	2,271,981	$25,082,580	11,458,179	$118,281,908
Issued as reinvestment of dividends	-	-	67,358	760,477
Redeemed	(2,325,728)	(25,577,224)	(2,539,015)	(26,545,138)
Net increase (decrease)	(53,747)	$(494,644)	8,986,522	$92,497,247
	Class Y
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Strategic Bond Fund*
Sold	460,368	$4,700,000	10,110	$101,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,595)	(16,300)	-	-
Net increase (decrease)	458,773	$4,683,700	10,110	$101,100
Strategic Balanced Fund**
Sold	1,360,398	$14,080,981	11,877,606	$120,568,240
Issued as reinvestment of dividends	-	-	83,874	878,160
Redeemed	(1,773,569)	(18,307,686)	(2,492,355)	(25,271,229)
Net increase (decrease)	(413,171)	$(4,226,705)	9,469,125	$96,175,171
Diversified Value Fund***
Sold	124,504	$1,386,009	135,386	$1,360,337
Issued as reinvestment of dividends	-	-	644	7,058
Redeemed	(19,537)	(211,281)	(19,612)	(212,702)
Net increase (decrease)	104,967	$1,174,728	116,418	$1,154,693
Fundamental Value Fund
Sold	2,525,129	$27,204,097	4,467,641	$45,379,836
Issued as reinvestment of dividends	-	-	231,933	2,502,554
Redeemed	(1,910,717)	(20,450,472)	(1,771,906)	(17,978,886)
Net increase (decrease)	614,412	$6,753,625	2,927,668	$29,903,504
Value Equity Fund
Sold	132,358	$1,409,911	225,359	$2,194,783
Issued as reinvestment of dividends	-	-	8,531	89,995
Redeemed	(44,904)	(468,947)	(311,699)	(3,041,706)
Net increase (decrease)	87,454	$940,964	(77,809)	$(756,928)
Large Cap Value Fund
Sold	3,483,314	$36,055,502	5,816,465	$56,900,285
Issued as reinvestment of dividends	-	-	83,718	875,693
Redeemed	(1,589,182)	(16,528,929)	(2,107,941)	(20,560,219)
Net increase (decrease)	1,894,132	$19,526,573	3,792,242	$37,215,759
Indexed Equity Fund
Sold	9,333,121	$102,655,824	16,730,617	$175,934,975
Issued as reinvestment of dividends	-	-	532,859	5,973,344
Redeemed	(4,947,778)	(54,236,260)	(8,925,948)	(94,243,027)
Net increase (decrease)	4,385,343	$48,419,564	8,337,528	$87,665,292

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund
Sold	130,328	$1,126,880	164,037	$1,392,050
Issued as reinvestment of dividends	-	-	3,277	28,937
Redeemed	(107,830)	(922,588)	(108,197)	(914,511)
Net increase (decrease)	22,498	$204,292	59,117	$506,476
Large Cap Growth Fund
Sold	61,520	$525,160	101,054	$852,261
Issued as reinvestment of dividends	-	-	1,696	15,470
Redeemed	(238)	(2,041)	(10,615)	(89,359)
Net increase (decrease)	61,282	$523,119	92,135	$778,372
Growth Equity Fund
Sold	1,879,730	$14,586,809	3,139,732	$23,654,100
Issued as reinvestment of dividends	-	-	56,485	445,656
Redeemed	(1,492,064)	(11,538,808)	(2,417,698)	(18,330,958)
Net increase (decrease)	387,666	$3,048,001	778,519	$5,768,798
Aggressive Growth Fund
Sold	1,059,771	$6,057,991	3,230,688	$17,620,416
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,411,500)	(7,873,558)	(1,301,823)	(7,030,571)
Net increase (decrease)	(351,729)	$(1,815,567)	1,928,865	$10,589,845
OTC 100 Fund
Sold	361,019	$1,344,432	562,288	$2,117,814
Issued as reinvestment of dividends	-	-	3,993	16,612
Redeemed	(615,918)	(2,346,070)	(665,667)	(2,503,774)
Net increase (decrease)	(254,899)	$(1,001,638)	(99,386)	$(369,348)
Focused Value Fund
Sold	2,169,375	$38,710,457	2,602,820	$45,713,400
Issued as reinvestment of dividends	-	-	293,324	5,220,816
Redeemed	(1,381,317)	(24,646,859)	(2,255,841)	(39,395,130)
Net increase (decrease)	788,058	$14,063,598	640,303	$11,539,086
Small Company Value Fund
Sold	1,480,947	$20,535,194	4,383,938	$56,817,210
Issued as reinvestment of dividends	-	-	172,137	2,392,253
Redeemed	(1,327,990)	(18,282,039)	(1,424,746)	(18,421,301)
Net increase (decrease)	152,957	$2,253,155	3,131,329	$40,788,162
Mid Cap Growth Equity Fund
Sold	782,907	$7,101,242	754,765	$5,975,967
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(482,372)	(4,291,764)	(1,071,814)	(8,502,624)
Net increase (decrease)	300,535	$2,809,478	(317,049)	$(2,526,657)
Mid Cap Growth Equity II Fund
Sold	1,882,400	$24,481,754	4,068,903	$48,857,900
Issued as reinvestment of dividends	-	-	13,555	180,956
Redeemed	(862,979)	(11,213,352)	(1,176,886)	(13,941,647)
Net increase (decrease)	1,019,421	$13,268,402	2,905,572	$35,097,209
Small Cap Growth Equity Fund
Sold	1,964,548	$27,574,180	2,692,460	$34,900,142
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,304,972)	(18,276,283)	(3,172,040)	(40,699,201)
Net increase (decrease)	659,576	$9,297,897	(479,580)	$(5,799,059)
Small Company Growth Fund
Sold	349,521	$3,238,759	1,552,489	$16,502,001
Issued as reinvestment of dividends	-	-	293,717	2,770,556
Redeemed	(1,365,732)	(12,690,725)	(1,326,119)	(13,511,045)
Net increase (decrease)	(1,016,211)	$(9,451,966)	520,087	$5,761,512
Emerging Growth Fund
Sold	425,898	$2,329,365	309,721	$1,670,265
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(242,868)	(1,297,466)	(156,462)	(811,425)
Net increase (decrease)	183,030	$1,031,899	153,259	$858,840

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Overseas Fund
Sold	1,240,972	$13,682,102	2,900,296	$29,328,745
Issued as reinvestment of dividends	-	-	235,336	2,583,995
Redeemed	(833,858)	(9,149,140)	(2,192,861)	(22,815,525)
Net increase (decrease)	407,114	$4,532,962	942,771	$9,097,215
Destination Retirement Income Fund**
Sold	1,392,563	$14,545,808	8,067,040	$81,352,155
Issued as reinvestment of dividends	-	-	239,689	2,475,992
Redeemed	(292,791)	(3,030,050)	(527,841)	(5,383,414)
Net increase (decrease)	1,099,772	$11,515,758	7,778,888	$78,444,733
Destination Retirement 2010 Fund**
Sold	2,096,882	$22,353,165	530,705	$5,483,429
Issued as reinvestment of dividends	-	-	9,678	102,102
Redeemed	(74,458)	(786,515)	(19,586)	(206,557)
Net increase (decrease)	2,022,424	$21,566,650	520,797	$5,378,974
Destination Retirement 2020 Fund**
Sold	3,255,810	$35,233,409	961,141	$9,957,098
Issued as reinvestment of dividends	-	-	20,371	219,396
Redeemed	(84,363)	(901,779)	(40,242)	(423,677)
Net increase (decrease)	3,171,447	$34,331,630	941,270	$9,752,817
Destination Retirement 2030 Fund**
Sold	1,067,435	$11,821,599	295,765	$3,069,519
Issued as reinvestment of dividends	-	-	3,219	35,833
Redeemed	(40,017)	(438,549)	(24,371)	(261,394)
Net increase (decrease)	1,027,418	$11,383,050	274,613	$2,843,958
Destination Retirement 2040 Fund**
Sold	232,485	$2,587,705	50,006	$524,724
Issued as reinvestment of dividends	-	-	356	4,016
Redeemed	(18,080)	(199,188)	(7,544)	(81,751)
Net increase (decrease)	214,405	$2,388,517	42,818	$446,989
	Class S
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Strategic Bond Fund*
Sold	325	$3,243	4,959,610	$49,596,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1)	(8)	-	-
Net increase (decrease)	324	$3,235	4,959,610	$49,596,100
Strategic Balanced Fund**
Sold	114,287	$1,183,817	371,541	$3,778,455
Issued as reinvestment of dividends	-	-	2,669	27,942
Redeemed	(27,570)	(285,049)	(119,572)	(1,222,402)
Net increase (decrease)	86,717	$898,768	254,638	$2,583,995
Diversified Value Fund***
Sold	638,192	$6,993,524	16,371,932	$163,819,461
Issued as reinvestment of dividends	-	-	92,810	1,016,271
Redeemed	(1,257,194)	(13,590,379)	(612,953)	(6,536,523)
Net increase (decrease)	(619,002)	$(6,596,855)	15,851,789	$158,299,209
Fundamental Value Fund
Sold	5,379,497	$58,148,289	17,639,272	$179,242,561
Issued as reinvestment of dividends	-	-	648,494	7,003,736
Redeemed	(2,444,100)	(26,410,250)	(10,874,862)	(110,517,767)
Net increase (decrease)	2,935,397	$31,738,039	7,412,904	$75,728,530
Value Equity Fund
Sold	507,401	$5,352,626	1,329,444	$13,017,993
Issued as reinvestment of dividends	-	-	166,814	1,758,220
Redeemed	(705,973)	(7,348,223)	(3,606,466)	(35,397,914)
Net increase (decrease)	(198,572)	$(1,995,597)	(2,110,208)	$(20,621,701)

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Large Cap Value Fund
Sold	9,230,370	$96,216,128	19,894,965	$194,413,730
Issued as reinvestment of dividends	-	-	310,085	3,246,587
Redeemed	(4,242,258)	(44,273,057)	(14,526,540)	(141,645,724)
Net increase (decrease)	4,988,112	$51,943,071	5,678,510	$56,014,593
Indexed Equity Fund
Sold	7,714,478	$85,155,151	18,568,838	$196,456,807
Issued as reinvestment of dividends	-	-	896,750	10,142,244
Redeemed	(14,165,545)	(158,157,076)	(23,806,406)	(255,765,522)
Net increase (decrease)	(6,451,067)	$(73,001,925)	(4,340,818)	$(49,166,471)
Blue Chip Growth Fund
Sold	795,496	$6,777,086	2,708,131	$22,995,599
Issued as reinvestment of dividends	-	-	69,966	619,898
Redeemed	(1,476,398)	(12,696,319)	(4,731,108)	(40,248,274)
Net increase (decrease)	(680,902)	$(5,919,233)	(1,953,011)	$(16,632,777)
Large Cap Growth Fund
Sold	88,375	$770,799	286,165	$2,442,183
Issued as reinvestment of dividends	-	-	2,505	22,946
Redeemed	(196,836)	(1,706,057)	(2,182,163)	(18,503,482)
Net increase (decrease)	(108,461)	$(935,258)	(1,893,493)	$(16,038,353)
Growth Equity Fund
Sold	5,292,662	$41,095,179	17,166,717	$130,579,944
Issued as reinvestment of dividends	-	-	133,011	1,053,451
Redeemed	(2,703,368)	(21,162,536)	(17,040,695)	(130,000,895)
Net increase (decrease)	2,589,294	$19,932,643	259,033	$1,632,500
Aggressive Growth Fund
Sold	7,365,503	$42,171,968	28,767,144	$156,609,566
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(7,945,997)	(44,872,081)	(17,339,077)	(93,233,865)
Net increase (decrease)	(580,494)	$(2,700,113)	11,428,067	$63,375,701
OTC 100 Fund
Sold	1,417,434	$5,484,593	11,919,751	$45,959,137
Issued as reinvestment of dividends	-	-	24,480	102,326
Redeemed	(2,489,124)	(9,647,019)	(12,678,318)	(48,015,610)
Net increase (decrease)	(1,071,690)	$(4,162,426)	(734,087)	$(1,954,147)
Focused Value Fund
Sold	3,378,457	$60,706,508	9,257,285	$163,535,917
Issued as reinvestment of dividends	-	-	993,993	17,778,703
Redeemed	(2,760,914)	(49,580,385)	(9,382,302)	(164,688,257)
Net increase (decrease)	617,543	$11,126,123	868,976	$16,626,363
Small Company Value Fund
Sold	2,626,337	$36,258,609	10,791,611	$139,439,685
Issued as reinvestment of dividends	-	-	317,202	4,427,748
Redeemed	(2,691,901)	(37,194,960)	(4,703,420)	(60,269,971)
Net increase (decrease)	(65,564)	$(936,351)	6,405,393	$83,597,462
Mid Cap Growth Equity Fund
Sold	2,513,428	$22,817,748	2,872,743	$22,965,599
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,612,285)	(14,383,892)	(6,068,060)	(47,908,271)
Net increase (decrease)	901,143	$8,433,856	(3,195,317)	$(24,942,672)
Mid Cap Growth Equity II Fund
Sold	2,642,129	$34,440,485	10,070,441	$119,671,367
Issued as reinvestment of dividends	-	-	28,204	377,653
Redeemed	(2,643,870)	(34,470,104)	(5,724,850)	(67,586,495)
Net increase (decrease)	(1,741)	$(29,619)	4,373,795	$52,462,525
Small Cap Growth Equity Fund
Sold	2,322,312	$32,899,802	7,202,292	$94,618,695
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,649,588)	(37,478,280)	(9,657,903)	(125,240,348)
Net increase (decrease)	(327,276)	$(4,578,478)	(2,455,611)	$(30,621,653)

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Small Company Growth Fund
Sold	211,647	$1,958,763	2,818,604	$30,896,633
Issued as reinvestment of dividends	-	-	133,668	1,258,924
Redeemed	(503,210)	(4,707,999)	(2,999,939)	(30,766,909)
Net increase (decrease)	(291,563)	$(2,749,236)	(47,667)	$1,388,648
Emerging Growth Fund
Sold	1,310,808	$7,274,654	5,342,673	$29,089,188
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,007,984)	(5,619,001)	(6,575,661)	(35,165,002)
Net increase (decrease)	302,824	$1,655,653	(1,232,988)	$(6,075,814)
Overseas Fund
Sold	5,247,535	$57,695,651	15,744,056	$157,638,482
Issued as reinvestment of dividends	-	-	539,145	5,930,588
Redeemed	(2,504,840)	(27,534,800)	(11,109,060)	(110,591,436)
Net increase (decrease)	2,742,695	$30,160,851	5,174,141	$52,977,634
Destination Retirement Income Fund**
Sold	126,758	$1,310,669	55,974	$574,688
Issued as reinvestment of dividends	-	-	1,560	16,112
Redeemed	(13,724)	(141,717)	(2,086)	(22,071)
Net increase (decrease)	113,034	$1,168,952	55,448	$568,729
Destination Retirement 2010 Fund**
Sold	333,899	$3,523,903	272,080	$2,828,011
Issued as reinvestment of dividends	-	-	3,095	32,686
Redeemed	(76,447)	(805,519)	(115,789)	(1,201,126)
Net increase (decrease)	257,452	$2,718,384	159,386	$1,659,571
Destination Retirement 2020 Fund**
Sold	932,341	$9,944,189	1,253,247	$12,837,280
Issued as reinvestment of dividends	-	-	24,637	265,344
Redeemed	(173,444)	(1,852,944)	(188,385)	(1,966,960)
Net increase (decrease)	758,897	$8,091,245	1,089,499	$11,135,664
Destination Retirement 2030 Fund**
Sold	370,012	$4,036,160	332,476	$3,538,326
Issued as reinvestment of dividends	-	-	2,773	30,890
Redeemed	(37,668)	(414,082)	(14,131)	(144,524)
Net increase (decrease)	332,344	$3,622,078	321,118	$3,424,692
Destination Retirement 2040 Fund**
Sold	284,136	$3,127,244	138,415	$1,465,812
Issued as reinvestment of dividends	-	-	517	5,838
Redeemed	(18,109)	(200,670)	(44,652)	(466,892)
Net increase (decrease)	266,027	$2,926,574	94,280	$1,004,758
	Class Z
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Indexed Equity Fund
Sold	8,486,327	$95,099,589	9,313,290	$102,583,756
Issued as reinvestment of dividends	-	-	188,432	2,131,169
Redeemed	(3,005,220)	(33,314,776)	(2,113,972)	(22,695,261)
Net increase (decrease)	5,481,107	$61,784,813	7,387,750	$82,019,664
	Class N
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Strategic Bond Fund*
Sold	-	$-	10,110	$101,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	10,110	$101,100

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Strategic Balanced Fund**
Sold	1,805	$18,558	45,704	$456,152
Issued as reinvestment of dividends	-	-	122	1,271
Redeemed	(3,650)	(37,484)	(5,499)	(54,678)
Net increase (decrease)	(1,845)	$(18,926)	40,327	$402,745
Diversified Value Fund***
Sold	39	$422	19,296	$192,964
Issued as reinvestment of dividends	-	-	17	182
Redeemed	(6)	(65)	(2,201)	(23,634)
Net increase (decrease)	33	$357	17,112	$169,512
Fundamental Value Fund
Sold	24,940	$265,681	58,836	$604,415
Issued as reinvestment of dividends	-	-	2,189	23,398
Redeemed	(6,887)	(73,144)	(105,141)	(1,053,358)
Net increase (decrease)	18,053	$192,537	(44,116)	$(425,545)
Value Equity Fund
Sold	271	$2,825	597	$5,791
Issued as reinvestment of dividends	-	-	325	3,422
Redeemed	(171)	(1,780)	(7,043)	(73,881)
Net increase (decrease)	100	$1,045	(6,121)	$(64,668)
Large Cap Value Fund
Sold	44,797	$456,651	10,756	$103,125
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(86,290)	(883,084)	(40,347)	(408,686)
Net increase (decrease)	(41,493)	$(426,433)	(29,591)	$(305,561)
Indexed Equity Fund
Sold	77,112	$835,020	136,088	$1,402,331
Issued as reinvestment of dividends	-	-	3,107	34,299
Redeemed	(23,871)	(257,439)	(47,689)	(491,666)
Net increase (decrease)	53,241	$577,581	91,506	$944,964
Blue Chip Growth Fund
Sold	16,131	$135,777	131,652	$1,091,361
Issued as reinvestment of dividends	-	-	210	1,828
Redeemed	(14,871)	(124,574)	(60,758)	(507,701)
Net increase (decrease)	1,260	$11,203	71,104	$585,488
Large Cap Growth Fund
Sold	48	$421	75	$626
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(134)	(1,121)	(14,389)	(118,421)
Net increase (decrease)	(86)	$(700)	(14,314)	$(117,795)
Growth Equity Fund
Sold	3,745	$28,250	50,257	$380,276
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,844)	(20,671)	(84,028)	(624,802)
Net increase (decrease)	901	$7,579	(33,771)	$(244,526)
Aggressive Growth Fund
Sold	22,718	$123,609	108,571	$577,010
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(76,668)	(405,849)	(41,362)	(219,831)
Net increase (decrease)	(53,950)	$(282,240)	67,209	$357,179
OTC 100 Fund
Sold	5,687	$21,388	80,680	$289,743
Issued as reinvestment of dividends	-	-	52	209
Redeemed	(6,649)	(24,948)	(14,683)	(52,604)
Net increase (decrease)	(962)	$(3,560)	66,049	$237,348
Focused Value Fund
Sold	58,978	$1,021,746	20,781	$363,187
Issued as reinvestment of dividends	-	-	2,765	47,908
Redeemed	(12,027)	(207,779)	(20,212)	(351,195)
Net increase (decrease)	46,951	$813,967	3,334	$59,900
Small Company Value Fund
Sold	29,224	$401,906	37,712	$483,482
Issued as reinvestment of dividends	-	-	1,259	17,197
Redeemed	(15,442)	(211,291)	(21,702)	(279,351)
Net increase (decrease)	13,782	$190,615	17,269	$221,328

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Mid Cap Growth Equity Fund
Sold	1	$5	1,055	$8,309
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	(1)	(1,914)	(14,570)
Net increase (decrease)	1	$4	(859)	$(6,261)
Mid Cap Growth Equity II Fund
Sold	22,379	$282,265	56,954	$658,756
Issued as reinvestment of dividends	-	-	161	2,083
Redeemed	(9,916)	(125,033)	(28,184)	(343,843)
Net increase (decrease)	12,463	$157,232	28,931	$316,996
Small Cap Growth Equity Fund
Sold	5,972	$81,308	51,215	$639,340
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,351)	(72,159)	(5,196)	(64,887)
Net increase (decrease)	621	$9,149	46,019	$574,453
Small Company Growth Fund
Sold	35,454	$325,414	20,744	$226,349
Issued as reinvestment of dividends	-	-	5,921	54,377
Redeemed	(13,941)	(124,932)	(24,945)	(256,605)
Net increase (decrease)	21,513	$200,482	1,720	$24,121
Emerging Growth Fund
Sold	1	$5	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	(1)	-	-
Net increase (decrease)	1	$4	-	$-
Overseas Fund
Sold	62,615	$674,549	54,905	$539,302
Issued as reinvestment of dividends	-	-	1,611	17,450
Redeemed	(10,078)	(108,581)	(1,978)	(19,993)
Net increase (decrease)	52,537	$565,968	54,538	$536,759
Destination Retirement Income Fund**
Sold	39	$403	5	$52
Issued as reinvestment of dividends	-	-	1	14
Redeemed	(6)	(66)	-	-
Net increase (decrease)	33	$337	6	$66
Destination Retirement 2010 Fund**
Sold	1,224	$12,920	95	$1,008
Issued as reinvestment of dividends	-	-	2	20
Redeemed	-	(2)	-	-
Net increase (decrease)	1,224	$12,918	97	$1,028
Destination Retirement 2020 Fund**
Sold	7,606	$81,088	466	$5,034
Issued as reinvestment of dividends	-	-	8	87
Redeemed	(258)	(2,720)	-	-
Net increase (decrease)	7,348	$78,368	474	$5,121
Destination Retirement 2030 Fund**
Sold	1,897	$20,587	141	$1,553
Issued as reinvestment of dividends	-	-	1	11
Redeemed	(10)	(106)	-	-
Net increase (decrease)	1,887	$20,481	142	$1,564
Destination Retirement 2040 Fund**
Sold	238	$2,603	18	$200
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(71)	(748)	-	-
Net increase (decrease)	167	$1,855	18	$200

*  Fund commenced operations on December 31, 2004.

**  Fund commenced operations on December 31, 2003.

***  Fund commenced operations on October 15, 2004.

Notes to Financial Statements (Unaudited) (Continued)

Redemptions or exchanges of Class N made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2005 were all waived.

6.  Federal Income Tax Information  At June 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund	$69,903,690	$683,294	$(398,980)	$284,314
Strategic Balanced Fund	279,293,426	15,143,425	(9,049,249)	6,094,176
Diversified Value Fund	198,505,695	41,836,859	(6,348,401)	35,488,458
Fundamental Value Fund	879,642,935	132,756,666	(16,775,614)	115,981,052
Value Equity Fund	94,421,121	9,153,734	(1,734,408)	7,419,326
Large Cap Value Fund	1,272,563,914	244,836,339	(26,460,791)	218,375,548
Indexed Equity Fund	1,902,549,516	313,409,235	(238,687,039)	74,722,196
Blue Chip Growth Fund	409,968,013	49,022,345	(30,222,870)	18,799,475
Large Cap Growth Fund	32,255,288	3,829,380	(604,748)	3,224,632
Growth Equity Fund	878,836,731	71,461,101	(23,500,844)	47,960,257
Aggressive Growth Fund	523,315,808	65,920,936	(7,367,597)	58,553,339
OTC 100 Fund	65,655,041	7,911,869	(4,049,015)	3,862,854
Focused Value Fund	804,858,932	157,046,441	(5,596,639)	151,449,802
Small Company Value Fund	530,536,526	88,959,279	(12,583,880)	76,375,399
Mid Cap Growth Equity Fund	150,484,286	30,022,695	(1,828,102)	28,194,593
Mid Cap Growth Equity II Fund	932,655,960	201,210,314	(28,351,104)	172,859,210
Small Cap Growth Equity Fund	551,665,420	111,703,270	(13,028,638)	98,674,632
Small Company Growth Fund	188,044,641	11,722,894	(12,004,801)	(281,907)
Emerging Growth Fund	155,620,860	15,210,996	(4,476,110)	10,734,886
Overseas Fund	647,444,691	81,970,503	(6,582,097)	75,388,406
Destination Retirement Income Fund	219,752,516	4,983,616	(201,181)	4,782,435
Destination Retirement 2010 Fund	76,934,774	850,263	(27,250)	823,013
Destination Retirement 2020 Fund	319,115,362	12,194,505	(133,821)	12,060,684
Destination Retirement 2030 Fund	214,356,984	12,524,184	-	12,524,184
Destination Retirement 2040 Fund	116,101,041	7,910,862	-	7,910,862

At December 31, 2004, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012
Strategic Balanced Fund	$-	$-	$-	$884,676
Large Cap Value Fund	22,553,575	38,862,582	10,621,856	9,443,094
Indexed Equity Fund	-	32,615,009	-	-
Blue Chip Growth Fund	17,582,488	42,088,672	16,672,836	4,152,321
Large Cap Growth Fund	-	1,049,665	2,883,177	-
Growth Equity Fund	82,533,323	98,921,181	-	-
Aggressive Growth Fund	41,500,727	39,256,002	-	-
OTC 100 Fund	2,229,926	5,742,042	13,741,961	7,702,832
Mid Cap Growth Equity Fund	71,132,190	35,977,324	976,172	-
Small Cap Growth Equity Fund	6,237,521	49,322,723	4,198,095	-
Emerging Growth Fund	27,011,885	28,322,542	-	-

Net Capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Notes to Financial Statements (Unaudited) (Continued)

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Strategic Balanced Fund	$2,102,969	$-	$-
Diversified Value Fund	980,229	180,563	-
Fundamental Value Fund	9,230,146	8,821,000	-
Value Equity Fund	850,699	1,951,422	-
Large Cap Value Fund	6,927,379	-	-
Indexed Equity Fund	24,506,535	-	-
Blue Chip Growth Fund	2,430,115	-	-
Large Cap Growth Fund	49,090	-	-
Growth Equity Fund	2,248,418	-	-
Aggressive Growth Fund	-	-	-
OTC 100 Fund	186,616	-	-
Focused Value Fund	22,662,250	21,808,443	-
Small Company Value Fund	5,361,515	6,543,367	-
Mid Cap Growth Equity II Fund	-	1,714,298	-
Small Company Growth Fund	6,254,063	6,200,251	-
Emerging Growth Fund	-	-	-
Overseas Fund	6,402,902	10,425,095	-
Destination Retirement Income Fund	5,155,878	678,878	-
Destination Retirement 2010 Fund	658,017	47,421	-
Destination Retirement 2020 Fund	4,612,068	707,954	-
Destination Retirement 2030 Fund	1,985,729	90,605	-
Destination Retirement 2040 Fund	757,526	64,645	-

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain/ (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund	$3,662	$(884,676)	$(583,042)	$8,596,617
Diversified Value Fund	46,094	590,244	(1,670)	37,955,223
Fundamental Value Fund	-	-	(749,114)	121,698,219
Value Equity Fund	-	1,606,816	(2,330)	10,425,882
Large Cap Value Fund	410,694	(81,481,107)	(3,104,712)	204,298,651
Indexed Equity Fund	3,075	(32,615,009)	(470,851)	88,700,931
Blue Chip Growth Fund	-	(80,496,317)	(2,770,213)	25,110,659
Large Cap Growth Fund	-	(3,932,842)	(38,940)	4,661,824
Growth Equity Fund	-	(181,454,504)	(17,195)	59,506,374
Aggressive Growth Fund	-	(80,756,729)	(850,270)	71,865,816
OTC 100 Fund	-	(29,416,761)	(3,983)	9,625,331
Focused Value Fund	700,047	11,997,245	(12,597)	176,573,714
Small Company Value Fund	1,143,987	2,751,421	(4,085)	93,571,448
Mid Cap Growth Equity Fund	-	(108,085,686)	(5,251)	31,807,550

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain/ (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Mid Cap Growth Equity II Fund	$2,369,895	$2,695,398	$(13,244)	$186,652,430
Small Cap Growth Equity Fund	-	(59,758,339)	(11,237)	113,965,226
Small Company Growth Fund	3,125,101	257,333	(2,288)	8,905,472
Emerging Growth Fund	-	(55,334,427)	(3,692)	19,749,839
Overseas Fund	1,905,598	2,358,621	(58,742)	118,247,603
Destination Retirement Income Fund	667,879	259,422	(1,037)	2,058,374
Destination Retirement 2010 Fund	2,784	64,644	(59)	199,204
Destination Retirement 2020 Fund	-	941,584	(1,383)	9,887,054
Destination Retirement 2030 Fund	216,168	1,034,656	(1,095)	12,667,603
Destination Retirement 2040 Fund	283,616	680,711	(662)	8,579,496

The following Funds have elected to defer to January 1, 2005 post-October losses:

Amount
Strategic Balanced Fund	$338,056
Fundamental Value Fund	739,181
Large Cap Value Fund	3,084,816
Blue Chip Growth Fund	2,759,301
Large Cap Growth Fund	38,105
Aggressive Growth Fund	840,110

The following Funds have elected to defer to January 1, 2005 post-October currency losses:

Amount
Strategic Balanced Fund	$444,870
Diversified Value Fund	119
Mid Cap Growth Equity II Fund	1,085
Overseas Fund	2,825,187

7.  Investment in Affiliated Issuers  A summary of the Fund's transactions in the securities of these issuers during the six months ended June 30, 2005, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Realized Gains Distributions
Destination Retirement Income Fund
Core Bond Fund, Class S	$34,451,963	$7,872,060	$2,684,463	$40,505,598	$-	$-
Diversified Bond Fund, Class S	34,451,875	7,860,288	2,590,193	40,507,303	-	-
Growth Equity Fund, Class S	13,468,033	4,013,972	1,913,227	16,019,169	-	-
Inflation-Protected Bond Fund, Class S	36,182,203	8,449,480	2,914,574	42,758,677	-	-
Large Cap Value Fund, Class S	13,479,934	3,444,692	1,480,933	15,668,943	-	-
Money Market Fund, Class S	9,581,726	2,363,124	689,616	11,232,398	103,903	-
Overseas Fund, Class S	9,798,316	2,381,231	964,409	10,689,319	-	-
Short-Duration Bond Fund, Class S	28,725,042	6,678,103	2,095,755	33,728,291	-	-
Small Company Opportunities Fund, Class S	11,501,994	3,924,389	1,526,653	13,425,253	-	-
Totals	$191,641,086	$46,987,339	$16,859,823	$224,534,951	$103,903	$-

Notes to Financial Statements (Unaudited) (Continued)

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Realized Gains Distributions
Destination Retirement 2010 Fund
Core Bond Fund, Class S	$5,642,168	$6,230,680	$373,368	$11,686,827	$-	$-
Diversified Bond Fund, Class S	5,653,289	6,226,453	363,610	11,687,216	-	-
Fundamental Value Fund, Class S	1,938,331	2,085,188	183,198	3,869,029	-	-
Growth Equity Fund, Class S	4,205,878	4,781,192	513,826	8,526,418	-	-
Inflation-Protected Bond Fund, Class S	5,692,847	6,253,581	473,803	11,687,424	-	-
Large Cap Value Fund, Class S	2,318,390	2,490,110	206,316	4,655,261	-	-
Mid Cap Growth Equity II Fund, Class S	1,975,558	2,089,152	245,976	3,879,603	-	-
Money Market Fund, Class S	1,865,372	2,153,028	121,899	3,890,381	22,799	-
Overseas Fund, Class S	2,791,585	2,902,276	250,450	5,435,385	-	-
Short-Duration Bond Fund, Class S	3,748,042	4,193,985	229,964	7,786,420	-	-
Small Company Opportunities Fund, Class S	2,383,755	2,616,410	254,635	4,653,823	-	-
Totals	$38,215,215	$42,022,055	$3,217,045	$77,757,787	$22,799	$-
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Realized Gains Distributions
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	$24,069,988	$8,408,605	$2,291,144	$29,852,255	$-	$-
Core Bond Fund, Class S	29,341,764	11,541,510	1,827,975	39,870,353	-	-
Diversified Bond Fund, Class S	27,052,746	10,443,922	1,628,518	36,549,349	-	-
Focused Value Fund, Class S	12,998,250	4,236,769	992,475	16,508,332	-	-
Fundamental Value Fund, Class S	23,410,772	7,676,006	1,703,239	29,645,978	-	-
Growth Equity Fund, Class S	22,517,743	9,027,544	2,004,618	29,709,888	-	-
Inflation-Protected Bond Fund, Class S	29,641,480	11,531,051	2,223,851	39,872,914	-	-
Large Cap Value Fund, Class S	23,317,509	7,607,937	1,596,600	29,746,015	-	-
Mid Cap Growth Equity II Fund, Class S	13,686,368	4,283,547	1,667,362	16,526,738	-	-
Overseas Fund, Class S	24,650,114	7,739,420	2,540,494	29,775,323	-	-
Short-Duration Bond Fund, Class S	12,127,741	5,010,446	737,649	16,599,770	-	-
Small Company Opportunities Fund, Class S	13,692,849	4,808,383	1,423,662	16,519,131	-	-
Totals	$256,507,324	$92,315,140	$20,637,587	$331,176,046	$-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Realized Gains Distributions
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	$24,196,233	$5,800,875	$2,334,243	$27,297,657	$-	$-
Diversified Bond Fund, Class S	12,995,343	3,681,600	1,034,460	15,951,805	-	-
Emerging Growth Fund, Class S	12,060,216	3,106,381	982,488	13,648,829	-	-
Focused Value Fund, Class S	9,796,857	1,914,917	560,316	11,320,660	-	-
Fundamental Value Fund, Class S	25,519,312	5,115,887	1,497,222	29,363,951	-	-
Growth Equity Fund, Class S	24,481,204	6,529,294	1,704,924	29,428,552	-	-
Inflation-Protected Bond Fund, Class S	14,913,400	4,292,407	1,421,407	18,231,052	-	-
Large Cap Value Fund, Class S	23,463,713	4,529,827	1,148,630	27,198,527	-	-
Mid Cap Growth Equity II Fund, Class S	10,334,083	1,862,031	987,693	11,333,541	-	-
Overseas Fund, Class S	26,887,171	5,236,063	2,504,757	29,494,696	-	-
Small Company Value Fund, Class S	12,543,108	2,576,218	1,428,471	13,611,898	-	-
Totals	$197,190,640	$44,645,500	$15,604,611	$226,881,168	$-	$-
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Realized Gains Distributions
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	$16,807,065	$4,180,788	$2,040,342	$18,667,212	$-	$-
Emerging Growth Fund, Class S	6,654,415	1,765,536	649,929	7,466,885	-	-
Focused Value Fund, Class S	6,508,216	1,290,643	479,151	7,430,890	-	-
Fundamental Value Fund, Class S	16,313,290	3,464,848	1,388,329	18,531,978	-	-
Growth Equity Fund, Class S	15,598,924	4,197,917	1,291,751	18,573,876	-	-
Large Cap Value Fund, Class S	16,253,923	3,253,255	1,152,363	18,597,561	-	-
Mid Cap Growth Equity II Fund, Class S	6,893,672	1,196,684	732,158	7,439,579	-	-
Overseas Fund, Class S	17,231,868	3,488,451	2,021,434	18,616,775	-	-
Small Company Value Fund, Class S	8,140,886	1,613,231	1,011,221	8,687,147	-	-
Totals	$110,402,259	$24,451,353	$10,766,678	$124,011,903	$-	$-

8.  Proxy Voting (Unaudited)
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

Notes to Financial Statements (Unaudited) (Continued)

9.  Quarterly Reporting (Unaudited)
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

10.  Trustees' Approval of Investment Advisory Contracts (Unaudited)
   At a meeting held on February 7, 2005, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, the Adviser or Sub-Advisers (the "Independent Trustees"), approved the existing Advisory Agreements and Sub-Advisory Agreements for each of the Strategic Balanced Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Indexed Equity Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Growth Equity Fund, Aggressive Growth Fund, OTC 100 Fund, Focused Value Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Emerging Growth Fund, Overseas Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund (each a "Fund" and collectively, the "Funds"). In preparation for the meeting, the Trustees requested, and the Adviser and Sub-Advisers provided in advance of the meeting, certain materials relevant to the consideration of the Advisory Agreements and Sub-Advisory Agreements. The Trustees also requested, and received in advance of the meeting, a fee study report with respect to each Fund prepared by an independent third-party vendor (the "Third-Party Report"). The Third-Party Report presented information concerning advisory fees, total expense ratios and investment performance that compared the Funds to a peer group identified by the third-party vendor. The Trustees also received in board materials in advance of the meeting memoranda prepared by Fund counsel and by counsel to the Independent Trustees addressing their duties and responsibilities in approving the Advisory Agreements and Sub-Advisory Agreements, including identification of types of information relevant to such consideration.

  Representatives of the third-party vendor preparing the Third-Party Report requested by the Trustees were present for a portion of the meeting and made a presentation to the Trustees with respect to this Report. Such representatives also addressed questions posed by the Trustees concerning the Report. At the meeting, representatives of the Adviser made an extensive presentation concerning the Adviser's operations and capabilities as well as the investment strategy to be pursued by each Fund and each Sub-Adviser's capabilities in managing such a strategy.

  In approving the Advisory Agreements, the Trustees took note of the fact that the Adviser would delegate substantially all responsibility for furnishing a continuous investment program for the Funds, and making investment decisions with respect to a Fund's assets, to the relevant Sub-Advisers. The Trustees examined the Adviser's ability to provide investment oversight, administrative and shareholder services to the Funds. The Trustees also considered the experience and qualifications of the personnel of the Adviser that would be performing, or overseeing the performance of, the services to be provided to the Funds and the needs of the Funds for administrative and shareholder services. Based on the above, the Trustees concluded that the resources to be devoted by the Adviser were appropriate to fulfill effectively its duties under the Advisory Agreements.

  The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds. Such factors included (i) the ability of the Adviser to monitor the operations and performance of each Fund's Sub-Adviser, (ii) the financial condition, stability and business strategy of the Adviser, (iii) the ability of the Adviser with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Funds, (iv) possible economies of scale, and (v) any conditions affecting the Adviser's future provision of high quality services to the Funds. The Trustees concluded that the anticipated scope and quality of the services to be provided by the Adviser were satisfactory, in light of market conditions, the resources to be dedicated by the Adviser and its integrity, personnel, and financial resources, to merit approval of the Advisory Agreements.

Notes to Financial Statements (Unaudited) (Continued)

  The Trustees took into account not only the actual dollar amount of fees to be paid by the Funds to the Adviser, but also took into account the estimated profitability of the Funds to the Adviser and the so-called "fallout benefits" to the Adviser, such as any reputational value derived from serving as investment adviser to the Funds. The Trustees considered the fact that the advisory fees did not contain breakpoints due to the Adviser choosing to price for the long-term. The Trustees also reviewed the performance of each Fund for the past one, three and five-year periods, as applicable.

  Based on the foregoing, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreements and the Funds' total expenses were fair and reasonable, given the anticipated scope and quality of the services to be rendered by the Adviser.

  In approving the Sub-Advisory Agreements with respect to the Funds, the Trustees considered a wide range of information about, among other things: each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund; the terms of the Sub-Advisory Agreements; the scope and quality of services to be provided to each Fund under the Sub-Advisory Agreements; and the fees payable to each Sub-Adviser by the Adviser. The Trustees did not generally review the profitability of the Sub-Advisers based on the fact that the sub-advisory fees were paid by the Adviser and on the conclusion that, accordingly, the sub-advisory fees were being negotiated at arm's length. The Trustees were also informed that each Sub-Adviser may receive research services from brokers in connection with portfolio securities transactions for the Funds and that research services furnished by brokers through which the Funds effect securities transactions may be used by each Sub-Adviser in advising other accounts that it advises. Conversely, research services furnished to each Sub-Adviser in connection with other accounts each Sub-Adviser advises may be used by a Sub-Adviser in advising the Funds.

  Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of each Sub-Adviser would be well suited to each Fund, given their investment objectives and policies.

  Following their review, the Trustees determined that the terms of the Advisory Agreements and Sub-Advisory Agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreements and the Sub-Advisory Agreements.

  Prior to the votes being taken to approve the Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

  After the annual approval of the existing Sub-Advisory Agreements, the Trustees were later presented with, and approved, the termination of the Sub-Advisory Agreement with MTB Investment Advisors, Inc. ("MTB") and the approval of a new Sub-Advisory Agreement with Eagle Asset Management, Inc. ("Eagle") for the Small Company Growth Fund. In addition, the Trustees later approved a new Sub-Advisory Agreement to add EARNEST Partners, LLC ("Earnest Partners") as an additional Sub-Adviser to the Small Company Value Fund.

  After arriving at the decision to replace MTB as a Sub-Adviser of the Small Company Growth Fund, the Trustees determined that it would be appropriate to find another Sub-Adviser who would fulfill the growth investment mandate of the Fund. After careful consideration, the Trustees determined that

Notes to Financial Statements (Unaudited) (Continued)

Eagle's successful and consistent application of their approach to small cap growth investing provided the best opportunity for the Fund.

  In arriving at the decision to add Earnest Partners as an additional Sub-Adviser to the Small Company Value Fund, the Trustees were presented by the Adviser with several options to deal with constraints identified by Clover Capital Management, Inc. ("Clover") in managing the Fund's portfolio given the aggregate assets under Clover's management. These options included: 1) closing the Fund and creating a new fund with similar capitalization and growth characteristics; 2) keeping the Fund open but hiring a third co-Sub-Adviser (in addition to Clover and T. Rowe Price Associates, Inc. ("T. Rowe Price")) to manage future cash flows; 3) keeping the Fund open and allowing Clover to change strategy by investing in companies with larger market capitalizations; and 4) keeping the Fund open by replacing Clover with a new co-Sub-Adviser.

  After careful consideration, including input from the Adviser as to the benefits and drawbacks of the options noted above, the Trustees determined that option (2) would be the best solution to address the capacity constraints identified by Clover. The Trustees concluded that the addition of a third Sub-Adviser would avoid undermining Clover's investment approach while at the same time allowing plan sponsors and participants to continue to invest their contributions in this Fund. After coming to this decision, the Trustees then considered possible candidates to assume the role of new co-Sub-Adviser to the Fund. After considering information provided by the Adviser, the Trustees determined that Earnest Partners' investment style would best complement Clover and T. Rowe Price.

  In coming to each of these recommendations, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue a Fund's Sub-Advisory Agreement as in effect from year to year. The Trustees considered information about, among other things: each Sub-Adviser and its personnel (including particularly those personnel with responsibilities for providing services to each Fund), resources and investment process; the terms of the Sub-Advisory Agreements; the scope and quality of services to be provided to each Fund under the Sub-Advisory Agreements; the investment performance of the Sub-Advisers in managing similar strategies; the fees payable to each Sub-Adviser by the Adviser and by other funds and client accounts managed or sub-advised by the Sub-Adviser, and payable by similar funds managed by other Advisers; and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds, and the brokers' and dealers' provision of brokerage and research services to the Sub-Adviser. The Trustees did not generally review the profitability of the Sub-Advisers based on the fact that the sub-advisory fees were paid by the Adviser and on the conclusion that, accordingly, the sub-advisory fees were being negotiated at arm's length.

  Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of Eagle and Earnest Partners would be well suited to the Small Company Growth Fund and Small Company Value Fund, respectively, given their investment objectives and policies.

  Following their review, the Trustees determined that the terms of the Sub-Advisory Agreements were fair and reasonable with respect to the Funds and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve these Sub-Advisory Agreements.

  In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Other Information (Unaudited)

Fund Expenses
June 30, 2005 (Unaudited)

Expense Examples	The following information is in regards to expenses for the six month period ended June 30, 2005:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested for the six month period ended June 30, 2005.

Actual Expenses	The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Information (Unaudited) (Continued)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2005, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

Strategic Bond Fund
Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,020.00	$5.01
2) Hypothetical	1,000.00	1,019.84	5.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,022.00	$3.76
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,022.00	$3.76
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,022.00	$3.51
2) Hypothetical	1,000.00	1,021.32	3.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,019.00	$6.51
2) Hypothetical	1,000.00	1,018.35	6.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Strategic Balanced Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$995.20	$5.99
2) Hypothetical	1,000.00	1,018.79	6.06

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.21%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$996.20	$4.75
2) Hypothetical	1,000.00	1,020.03	4.81

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.96%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$997.10	$4.01
2) Hypothetical	1,000.00	1,020.78	4.06

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.81%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$998.10	$3.77
2) Hypothetical	1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$994.30	$7.47
2) Hypothetical	1,000.00	1,017.31	7.55

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.51%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Diversified Value Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,009.10	$5.43
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,009.10	$3.99
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,011.00	$3.44
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,010.10	$2.94
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.40	$6.96
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Fundamental Value Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,004.70	$6.11
2) Hypothetical	1,000.00	1,018.70	6.16

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.23%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.60	$4.87
2) Hypothetical	1,000.00	1,019.93	4.91

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.98%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,007.40	$4.13
2) Hypothetical	1,000.00	1,020.68	4.16

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,007.40	$3.93
2) Hypothetical	1,000.00	1,020.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,002.80	$7.60
2) Hypothetical	1,000.00	1,017.21	7.65

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.53%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Value Equity Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,007.60	$6.47
2) Hypothetical	1,000.00	1,018.35	6.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.60	$5.23
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.50	$4.48
2) Hypothetical	1,000.00	1,020.33	4.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,009.50	$4.24
2) Hypothetical	1,000.00	1,020.58	4.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.70	$7.96
2) Hypothetical	1,000.00	1,016.86	8.00

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Large Cap Value Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,010.60	$6.23
2) Hypothetical	1,000.00	1,018.60	6.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.25%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,010.50	$4.98
2) Hypothetical	1,000.00	1,019.84	5.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,011.50	$4.24
2) Hypothetical	1,000.00	1,020.58	4.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,013.40	$3.79
2) Hypothetical	1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.70	$7.72
2) Hypothetical	1,000.00	1,017.11	7.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Indexed Equity Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$988.30	$3.70
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$990.10	$2.47
2) Hypothetical	1,000.00	1,022.32	2.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$990.20	$2.22
2) Hypothetical	1,000.00	1,022.56	2.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$990.30	$2.07
2) Hypothetical	1,000.00	1,022.71	2.11

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.42%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class Z
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$991.20	$0.99
2) Hypothetical	1,000.00	1,023.80	1.00

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.20%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$987.30	$5.17
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Blue Chip Growth Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$974.80	$6.76
2) Hypothetical	1,000.00	1,017.95	6.90

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.38%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$976.20	$5.54
2) Hypothetical	1,000.00	1,019.19	5.66

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.13%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$977.30	$4.95
2) Hypothetical	1,000.00	1,019.79	5.06

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.01%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$978.50	$4.32
2) Hypothetical	1,000.00	1,020.43	4.41

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.88%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$973.50	$8.22
2) Hypothetical	1,000.00	1,016.46	8.40

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.68%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Large Cap Growth Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$988.90	$6.46
2) Hypothetical	1,000.00	1,018.30	6.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.31%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,004.40	$5.17
2) Hypothetical	1,000.00	1,019.64	5.21

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.04%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$991.20	$4.49
2) Hypothetical	1,000.00	1,020.28	4.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$991.20	$4.30
2) Hypothetical	1,000.00	1,020.48	4.36

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.87%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$987.90	$7.94
2) Hypothetical	1,000.00	1,016.81	8.05

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.61%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Growth Equity Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$996.10	$6.19
2) Hypothetical	1,000.00	1,018.60	6.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.25%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$998.70	$4.96
2) Hypothetical	1,000.00	1,019.84	5.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$998.70	$4.21
2) Hypothetical	1,000.00	1,020.58	4.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.00	$3.92
2) Hypothetical	1,000.00	1,020.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$996.10	$7.67
2) Hypothetical	1,000.00	1,017.11	7.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Aggressive Growth Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$977.90	$6.23
2) Hypothetical	1,000.00	1,018.50	6.36

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.27%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$978.20	$5.00
2) Hypothetical	1,000.00	1,019.74	5.11

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.02%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$980.00	$4.27
2) Hypothetical	1,000.00	1,020.48	4.36

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.87%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$980.10	$3.78
2) Hypothetical	1,000.00	1,020.98	3.86

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.77%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$976.00	$7.69
2) Hypothetical	1,000.00	1,017.01	7.85

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.57%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

OTC 100 Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$916.90	$5.28
2) Hypothetical	1,000.00	1,019.29	5.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.11%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$917.70	$4.09
2) Hypothetical	1,000.00	1,020.53	4.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.86%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$918.10	$3.38
2) Hypothetical	1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$920.90	$2.91
2) Hypothetical	1,000.00	1,021.77	3.06

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$916.00	$6.70
2) Hypothetical	1,000.00	1,017.80	7.05

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.41%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Focused Value Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,012.40	$6.49
2) Hypothetical	1,000.00	1,018.35	6.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,013.30	$5.24
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.05.%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.40	$4.50
2) Hypothetical	1,000.00	1,020.33	4.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.30	$4.00
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,010.20	$7.97
2) Hypothetical	1,000.00	1,016.86	8.00

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Small Company Value Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$988.10	$7.34
2) Hypothetical	1,000.00	1,017.41	7.45

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.49%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$988.80	$6.11
2) Hypothetical	1,000.00	1,018.65	6.21

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.24%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$989.50	$5.38
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$989.60	$5.18
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$986.60	$8.82
2) Hypothetical	1,000.00	1,015.92	8.95

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Mid Cap Growth Equity Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,026.30	$6.58
2) Hypothetical	1,000.00	1,018.30	6.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.31%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,028.20	$5.33
2) Hypothetical	1,000.00	1,019.54	5.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.06%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,028.00	$4.58
2) Hypothetical	1,000.00	1,020.28	4.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,027.90	$4.22
2) Hypothetical	1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,024.20	$8.08
2) Hypothetical	1,000.00	1,016.81	8.05

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.61%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Mid Cap Growth Equity II Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.90	$6.72
2) Hypothetical	1,000.00	1,018.10	6.76

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.35%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.30	$5.48
2) Hypothetical	1,000.00	1,019.34	5.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,009.00	$4.73
2) Hypothetical	1,000.00	1,020.08	4.76

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,009.70	$4.29
2) Hypothetical	1,000.00	1,020.53	4.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.86%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.40	$8.20
2) Hypothetical	1,000.00	1,016.61	8.25

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.65%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Small Cap Growth Equity Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.60	$7.51
2) Hypothetical	1,000.00	1,017.31	7.55

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.51%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.20	$6.27
2) Hypothetical	1,000.00	1,018.55	6.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.26%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.90	$5.52
2) Hypothetical	1,000.00	1,019.29	5.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.11%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.20	$4.83
2) Hypothetical	1,000.00	1,019.98	4.86

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.97%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,004.30	$8.99
2) Hypothetical	1,000.00	1,015.82	9.05

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.81%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Small Company Growth Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$927.30	$7.17
2) Hypothetical	1,000.00	1,017.36	7.50

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$928.00	$5.98
2) Hypothetical	1,000.00	1,018.60	6.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.25%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$929.30	$5.26
2) Hypothetical	1,000.00	1,019.34	5.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$928.50	$5.07
2) Hypothetical	1,000.00	1,019.54	5.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.06%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$926.40	$8.60
2) Hypothetical	1,000.00	1,015.87	9.00

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Emerging Growth Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$945.60	$7.04
2) Hypothetical	1,000.00	1,017.55	7.30

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$947.80	$5.84
2) Hypothetical	1,000.00	1,018.79	6.06

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.21%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,046.00	$5.38
2) Hypothetical	1,000.00	1,019.54	5.31

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.06%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$948.60	$4.64
2) Hypothetical	1,000.00	1,020.03	4.81

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.96%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$943.30	$8.48
2) Hypothetical	1,000.00	1,016.07	8.80

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Overseas Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$993.60	$8.01
2) Hypothetical	1,000.00	1,016.76	8.10

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.62%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$995.40	$6.78
2) Hypothetical	1,000.00	1,018.00	6.85

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.37%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$996.40	$6.04
2) Hypothetical	1,000.00	1,018.74	6.11

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.22%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$996.40	$5.79
2) Hypothetical	1,000.00	1,018.99	5.86

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.17%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$992.60	$9.49
2) Hypothetical	1,000.00	1,015.27	9.59

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 1.92%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Destination Retirement Income Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,012.60	$2.40
2) Hypothetical	1,000.00	1,022.41	2.41

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.48%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,013.50	$1.15
2) Hypothetical	1,000.00	1,023.65	1.15

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.23%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,013.50	$0.65
2) Hypothetical	1,000.00	1,024.15	0.65

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.13%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.50	$0.50
2) Hypothetical	1,000.00	1,024.30	0.50

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,010.60	$3.89
2) Hypothetical	1,000.00	1,020.93	3.91

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.78%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Destination Retirement 2010 Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,009.50	$2.49
2) Hypothetical	1,000.00	1,022.32	2.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,010.40	$1.25
2) Hypothetical	1,000.00	1,023.55	1.25

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.25%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,011.40	$0.75
2) Hypothetical	1,000.00	1,024.05	0.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,011.40	$0.50
2) Hypothetical	1,000.00	1,024.30	0.50

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,008.50	$3.98
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Destination Retirement 2020 Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,005.60	$2.49
2) Hypothetical	1,000.00	1,022.32	2.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,006.50	$1.24
2) Hypothetical	1,000.00	1,023.55	1.25

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.25%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,007.40	$0.75
2) Hypothetical	1,000.00	1,024.05	0.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,007.40	$0.50
2) Hypothetical	1,000.00	1,024.30	0.50

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,004.60	$3.98
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Destination Retirement 2030 Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$999.10	$2.48
2) Hypothetical	1,000.00	1,022.32	2.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.90	$1.24
2) Hypothetical	1,000.00	1,023.55	1.25

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.25%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.90	$0.74
2) Hypothetical	1,000.00	1,024.05	0.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,000.90	$0.50
2) Hypothetical	1,000.00	1,024.30	0.50

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$997.30	$3.96
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Destination Retirement 2040 Fund
Class A
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$994.70	$2.47
2) Hypothetical	1,000.00	1,022.32	2.51

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$996.50	$1.24
2) Hypothetical	1,000.00	1,023.55	1.25

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.25%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$997.30	$0.74
2) Hypothetical	1,000.00	1,024.05	0.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Class S
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$997.30	$0.50
2) Hypothetical	1,000.00	1,024.30	0.50

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$993.80	$3.95
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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Item 2. Code of Ethics.  (annual only)

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.  (annual only)

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.  (annual only)

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants. (annual only)

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	8/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	8/24/05

By (Signature and Title)	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	8/24/05